[ARTWORK APPEARS HERE]

                                      Mercantile Mutual Funds


                                      Semi-Annual Report
                                      May 31, 1999

                                      Money Market Portfolios
                                       Treasury Money Market Portfolio
                                       Money Market Portfolio
                                       Tax-Exempt Money Market Portfolio

                                      Taxable Bond Portfolios
                                       U.S. Government Securities Portfolio
                                       Intermediate Corporate Bond Portfolio
                                       Bond Index Portfolio
                                       Government & Corporate Bond Portfolio

                                      Tax-Exempt Bond Portfolios
                                       Short-Intermediate Municipal Portfolio
                                       Missouri Tax-Exempt Bond Portfolio
                                       National Municipal Bond Portfolio

                                      Stock Portfolios
                                       Balanced Portfolio
                                       Equity Income Portfolio
                                       Equity Index Portfolio
                                       Growth & Income Equity Portfolio
                                       Growth Equity Portfolio
                                       Small Cap Equity Portfolio
                                       Small Cap Equity Index Portfolio
                                       International Equity Portfolio


[LOGO OF MERCANTILE APPEARS HERE]

Contents
--------------------------------------------------------------------------------
Mercantile Mutual Funds, Inc.                                       May 31, 1999

Message From Your Chairman..................................................   2
Message From Your Investment Advisor........................................   3
Money Market Portfolios
  Treasury Money Market Portfolio...........................................   4
  Money Market Portfolio....................................................  10
  Tax-Exempt Money Market Portfolio.........................................  18
Taxable Bond Portfolios
  U.S. Government Securities Portfolio......................................  26
  Intermediate Corporate Bond Portfolio.....................................  36
  Bond Index Portfolio......................................................  46
  Government & Corporate Bond Portfolio.....................................  56
Tax-Exempt Bond Portfolios
  Short-Intermediate Municipal Portfolio....................................  66
  Missouri Tax-Exempt Bond Portfolio........................................  74
  National Municipal Bond Portfolio.........................................  84
Stock Portfolios
  Balanced Portfolio........................................................  94
  Equity Income Portfolio................................................... 104
  Equity Index Portfolio.................................................... 114
  Growth & Income Equity Portfolio.......................................... 128
  Growth Equity Portfolio................................................... 138
  Small Cap Equity Portfolio................................................ 148
  Small Cap Equity Index Portfolio.......................................... 158
  International Equity Portfolio............................................ 172
Notes to Financial Statements............................................... 182

MERCANTILE MUTUAL FUNDS, INC.

                           Message From Your Chairman

Dear Shareholders,

  We are pleased to present this report for the Mercantile Mutual Funds, Inc. for the six months ended May 31, 1999. During the period, the net assets in the Mercantile family of funds increased to more than $4.3 billion.

  The financial markets once again delivered strong returns during the period. But the gains were accompanied by significant fluctuations, reminding investors that the financial markets carry risks as well as potential rewards. The best returns generally come to investors who are patient and disciplined, and who take a long-term approach to investing.

  If you are a customer of the Mercantile Mutual Funds, you know that we introduced a new portfolio at the beginning of this year: the Mercantile Small Cap Equity Index Portfolio (commenced operations on December 30, 1998), which attempts to mirror the investment results of the S&P SmallCap 600 Index/1/ before deducting Portfolio operating expenses. This new portfolio complements the current index funds that we offer.

  You will find discussions of the Mercantile Mutual Funds in the following pages. These discussions will help you understand your investments, their recent performance and current prospects. If you would like additional information about any of the Portfolios, please call your investment representative or the Mercantile Mutual Funds Shareholder Servicing Center
at 1-800-452-2724.
-----
/1/The S&P SmallCap 600 Index consists of 600 domestic stocks, chosen for market size, liquidity and industry group representation. It is a market-value weighted index, with each stock's weight in the index proportionate to its market value.

 Mercantile Mutual Funds, Inc. are NOT INSURED BY THE FDIC or any other governmental agency, are not deposits or obligations of, or endorsed or guaranteed by, any bank, the distributor or any of their affiliates, and involves investment risks, including the possible loss of the principal amount invested.

                      Message From Your Investment Advisor
                        Mississippi Valley Advisors Inc.

  The U.S. economy continued to experience strong growth during the recent period. That growth led to higher interest rates amid some concern about the potential for higher inflation. Those factors contributed to significant fluctuations in the financial markets.

  There also were significant turnarounds in some markets and market sectors. At the beginning of the period, large-company growth stocks led the U.S. stock market's gains. But the market's strength broadened significantly to include shares of cyclical companies as well as other value stocks, which have lagged growth stocks in recent years.

  European stock markets disappointed investors, in part due to the poor performance of Europe's new common currency, the euro. Two of the top markets from last year, Germany and Italy, experienced declines. Meanwhile, the Japanese market performed exceptionally well due to corporate restructurings and signs of improvement in the economy. Other Asian markets also experienced better results as their besieged economies showed signs of improvement.

  U.S. bond prices fluctuated during the period as investors worried that the Federal Reserve Board would raise the federal funds rate to forestall inflation. Municipal bonds held up better than taxable issues, because of a shortage of new issues in the municipal market.

Looking Ahead

  We estimate that the economy will grow at an annual rate of 2.5% going forward, as opposed to the recent growth rate of 4.9%. We base that forecast on expectations for lower growth in consumer sales, capital spending and exports. Commodities and many manufactured goods face strong worldwide competition, which should help keep inflation low. The combination of continued economic growth and moderate inflation should favor U.S. financial markets over the long term. At the same time, economic problems in Russia and South America should continue to slow world economic growth, although Asia may be moving toward a recovery by the year 2000.

  Recent shifts in the financial markets have been dramatic. Relatively strong performances by out-of-favor sectors and markets--from U.S. value stocks to Japanese issues--have accompanied stumbles in popular sectors, such as European markets and U.S. technology shares.

  Such turnarounds offer an important lesson to investors caught up in recent market trends. Regardless of which stocks are in favor in the months ahead--and that is very difficult to predict--investors should build well-diversified portfolios. Such portfolios should include exposure to a mix of financial assets and markets. That kind of variety offers the best available protection when one or more sectors of the financial markets performs poorly, which will certainly happen from time to time.

                  Mercantile Treasury Money Market Portfolio+

  Q. What is the objective of this Portfolio?

  A. The Mercantile Treasury Money Market Portfolio seeks a high level of current income exempt from state income tax, consistent with liquidity and security of principal. The net assets of the Portfolio as of May 31, 1999, were approximately $327 million.

  Q. What were the conditions in the money markets during the six months ended May 31, 1999?

  A. Interest rates moved higher throughout the period, because investors anticipated that the Federal Reserve Board (the Fed) would adopt a restrictive monetary policy, raising rates to forestall inflation. The Fed did not do so, but those fears caused the general level of interest rates to move higher throughout the period.

  Q. What was your strategy during the period?

  A. We decreased the average maturity of the Portfolio at the beginning of the period, and then extended it to pick up the higher yields that became available. The Portfolio began the period with an average maturity of 46 days. In March we brought the average maturity to as low as 40 days, because the yields on longer issues were not high enough to compensate for their additional risk. We subsequently extended the Portfolio's average maturity, as the yield curve steepened and we found opportunities to lock in higher yield. The Portfolio's average maturity finished the period at 54 days.

  Q. How were the Portfolio's assets allocated among various types of Treasury securities?

  A. Treasury bills constituted 84.7% of the Portfolio as of May 31, 1999, with Treasury notes comprising the remaining 15.3%. Greater liquidity volumes make Treasury bills more attractive investments for the Portfolio.*

  Q. How will you manage the Portfolio going forward?

  A. We will continue to use a laddered approach to provide liquidity to the Portfolio. The average maturity of the Portfolio must stay less than 60 days to keep its AAA mg credit rating from Standard & Poor's. We will target an average maturity between 50 and 60 days.
-----
+ An investment in the Mercantile Treasury Money Market Portfolio is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
* Portfolio composition is subject to change.

MERCANTILE MUTUAL FUNDS, INC.                  Schedule of Portfolio Investments
Treasury Money Market Portfolio                         May 31, 1999 (Unaudited)

 U.S. Treasury Bills (84.7%)
                        Security                        Principal   Amortized
                      Description                         Amount       Cost
                      -----------                       ---------- ------------
 6/3/99................................................ $3,674,000 $  3,673,079
 6/10/99............................................... 10,293,000   10,281,720
 6/17/99............................................... 18,282,000   18,245,675
 6/24/99............................................... 16,721,000   16,674,753
 7/1/99................................................ 20,000,000   19,930,500
 7/22/99............................................... 77,873,000   77,401,506
 7/29/99............................................... 31,647,000   31,422,351
 8/5/99................................................ 24,918,000   24,716,763
 8/12/99...............................................  7,697,000    7,628,327
 8/19/99............................................... 37,820,000   37,446,148
 8/26/99............................................... 30,000,000   29,676,067
                                                                   ------------
 TOTAL U.S. TREASURY BILLS                                          277,096,889
                                                                   ------------
 U.S. Treasury Notes (15.3%)
 6.00%, 6/30/99........................................ 33,714,000   33,755,285
 5.88%, 8/31/99........................................ 16,326,000   16,376,238
                                                                   ------------
 TOTAL U.S. TREASURY NOTES                                           50,131,523
                                                                   ------------
 TOTAL INVESTMENTS
  (Amortized Cost $327,228,412) (a) (100.0%)......................  327,228,412
 Liabilities in excess of other assets (0.0%).....................     (160,949)
                                                                   ------------
 TOTAL NET ASSETS (100.0%)........................................ $327,067,463
                                                                   ============

-----
(a) Cost for federal income tax and financial reporting purposes are the same.
                       See notes to financial statements

MERCANTILE MUTUAL FUNDS, INC.
Treasury Money Market Portfolio

Statement of Assets and Liabilities
                                                                    May 31, 1999
                                                                     (Unaudited)
Assets:
Investments, at value (cost $327,228,412)............            $327,228,412
Cash.................................................                      95
Interest and dividends receivable....................               1,091,764
Prepaid expenses and other assets....................                  15,777
                                                                 ------------
 Total Assets........................................             328,336,048
Liabilities:
Dividends payable.................................... $1,064,779
Accrued expenses and other payables:
 Investment advisory fees............................    100,060
 Administration fees.................................      5,256
 Distribution and administrative services fees.......     48,591
 Custodian fees......................................      5,833
 Other liabilities...................................     44,066
                                                      ----------
 Total Liabilities...................................               1,268,585
                                                                 ------------
Net Assets:
Capital..............................................             327,072,947
Undistributed net investment income..................                   6,076
Accumulated net realized losses from investment
 transactions........................................                 (11,560)
                                                                 ------------
Net Assets...........................................            $327,067,463
                                                                 ============
Investor A Shares
 Net Assets..........................................            $ 21,719,386
 Shares..............................................              21,721,240
 Offering and redemption price per share.............                   $1.00
                                                                        =====
Trust Shares
 Net Assets..........................................            $196,516,834
 Shares..............................................             196,513,360
 Offering and redemption price per share.............                   $1.00
                                                                        =====
Institutional Shares
 Net Assets..........................................            $    164,681
 Shares..............................................                 164,692
 Offering and redemption price per share.............                   $1.00
                                                                        =====
Trust II Shares
 Net Assets..........................................            $108,666,562
 Shares..............................................             108,676,069
 Offering and redemption price per share.............                   $1.00
                                                                        =====

Statement of Operations
                                               For the period ended May 31, 1999
                                                                     (Unaudited)
Investment Income:
Interest income............................................          $7,571,115
                                                                     ----------
 Total Income..............................................           7,571,115
Expenses:
Investment advisory fees................................... $670,183
Administration fees........................................  335,095
Distribution and services fees, Investor A Shares..........   28,629
Administrative services fees, Trust Shares.................  269,253
Administrative services fees, Institutional Shares.........      240
Accounting fees............................................      525
Custodian fees.............................................   30,172
Transfer agent fees........................................   49,526
Other......................................................   79,520
                                                            --------
Total expenses before voluntary fee reductions.............           1,463,143
Expenses voluntarily reduced...............................            (235,592)
                                                                     ----------
Net Expenses...............................................           1,227,551
                                                                     ----------
Net investment income......................................           6,343,564
                                                                     ----------
Realized Losses from Investments:
Net realized losses from investment transactions...........             (11,638)
                                                                     ----------
Change in net assets resulting from operations.............          $6,331,926
                                                                     ==========

                       See notes to financial statements

MERCANTILE MUTUAL FUNDS, INC.
Treasury Money Market Portfolio

 Statements of Changes in Net Assets

                                                      For the
                                                    period ended    For the
                                                      May 31,      year ended
                                                        1999      November 30,
                                                    (Unaudited)       1998
                                                    ------------  ------------
From Investment Activities:
Operations:
 Net investment income............................. $  6,343,564  $ 12,465,170
 Net realized gains (losses) from investment
  transactions.....................................      (11,638)        8,302
                                                    ------------  ------------
Change in net assets resulting from operations.....    6,331,926    12,473,472
                                                    ------------  ------------
Distributions to Investor A Shareholders:
 From net investment income........................     (425,385)     (647,741)
 From net realized gains from investment
  transactions.....................................         (637)         (432)
Distributions to Trust Shareholders:
 From net investment income........................   (4,003,522)  (11,660,049)
 From net realized gains from investment
  transactions.....................................       (5,803)      (13,834)
Distributions to Institutional Shareholders:
 From net investment income........................       (3,563)      (10,082)
 From net realized gains from investment
  transactions.....................................           (6)          (12)
Distributions to Trust II Shareholders:
 From net investment income........................   (1,911,094)     (147,298)
 From net realized gains from investment
  transactions.....................................       (1,890)           --
                                                    ------------  ------------
Change in net assets from shareholder
 distributions.....................................   (6,351,900)  (12,479,448)
                                                    ------------  ------------
Change in net assets from capital transactions.....  (21,766,891)   56,565,560
                                                    ------------  ------------
Change in net assets...............................  (21,786,865)   56,559,584
Net Assets:
 Beginning of period...............................  348,854,328   292,294,744
                                                    ------------  ------------
 End of period..................................... $327,067,463  $348,854,328
                                                    ============  ============

                       See notes to financial statements

MERCANTILE MUTUAL FUNDS, INC.
Treasury Money Market Portfolio

 Financial Highlights, Investor A Shares

                           For the
                         period ended
                           May 31,            For the years ended November 30,
                             1999       ------------------------------------------------
                         (Unaudited)      1998      1997      1996      1995    1994 (a)
                         ------------   --------  --------  --------  --------  --------
Net Asset Value,
 Beginning of Period....   $   1.00     $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                           --------     --------  --------  --------  --------  --------
Investment Activities
 Net investment income..      0.019        0.043     0.044     0.044     0.048     0.031
 Net realized losses
  from investments......         -- (d)       --        --        --        --        --
                           --------     --------  --------  --------  --------  --------
 Total from Investment
  Activities............      0.019        0.043     0.044     0.044     0.048     0.031
                           --------     --------  --------  --------  --------  --------
Distributions
 Net investment income..     (0.019)      (0.043)   (0.044)   (0.044)   (0.048)   (0.031)
 Net realized gains.....         -- (d)       --        --        --        --        --
                           --------     --------  --------  --------  --------  --------
 Total Distributions....     (0.019)      (0.043)   (0.044)   (0.044)   (0.048)   (0.031)
                           --------     --------  --------  --------  --------  --------
Net Asset Value, End of
 Period.................   $   1.00     $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                           ========     ========  ========  ========  ========  ========
Total Return............       1.87%(b)     4.40%     4.53%     4.46%     4.93%     3.16%
Ratios/Supplementary
 Data:
Net Assets at end of
 period (000)...........   $ 21,719     $ 25,665  $  8,409  $  7,667  $  2,776  $  1,713
Ratio of expenses to
 average net assets.....       0.80%(c)     0.81%     0.77%     0.81%     0.78%     0.71%
Ratio of net investment
 income to average net
 assets.................       3.71%(c)     4.22%     4.43%     4.35%     4.84%     3.14%
Ratio of expenses to
 average net assets*....       0.94%(c)     0.96%     0.92%     0.96%     0.93%     0.94%
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
(a) On September 27, 1994, the Portfolio redesignated the Investor Shares as
"Investor A" Shares. (b) Not annualized. (c) Annualized. (d) Net realized lossed and distribution per share was less than $0.005.

 Financial Highlights, Trust Shares

                           For the
                         period ended
                           May 31,            For the years ended November 30,
                             1999       ------------------------------------------------
                         (Unaudited)      1998      1997      1996      1995      1994
                         ------------   --------  --------  --------  --------  --------
Net Asset Value,
 Beginning of Period....   $   1.00     $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                           --------     --------  --------  --------  --------  --------
Investment Activities
 Net investment income..      0.019        0.045     0.046     0.045     0.050     0.033
 Net realized losses
  from investments......         -- (c)       --        --        --        --        --
                           --------     --------  --------  --------  --------  --------
 Total from Investment
  Activities............      0.019        0.045     0.046     0.045     0.050     0.033
                           --------     --------  --------  --------  --------  --------
Distributions
 Net investment income..     (0.019)      (0.045)   (0.046)   (0.045)   (0.050)   (0.033)
 Net realized gains.....         -- (c)       --        --        --        --        --
                           --------     --------  --------  --------  --------  --------
 Total Distributions....     (0.019)      (0.045)   (0.046)   (0.045)   (0.050)   (0.033)
                           --------     --------  --------  --------  --------  --------
Net Asset Value, End of
 Period.................   $   1.00     $   1.00  $   1.00  $   1.00  $   1.00  $   1.00
                           ========     ========  ========  ========  ========  ========
Total Return............       1.87%(a)     4.56%     4.70%     4.64%     5.12%     3.38%
Ratios/Supplementary
 Data:
Net Assets at end of
 period (000)...........   $196,517     $245,959  $283,653  $131,322  $252,780  $242,099
Ratio of expenses to
 average net assets.....       0.80%(b)     0.65%     0.61%     0.61%     0.60%     0.49%
Ratio of net investment
 income to average net
 assets.................       3.72%(b)     4.45%     4.60%     4.55%     5.01%     3.26%
Ratio of expenses to
 average net assets*....       0.94%(b)     0.96%     0.92%     0.76%     0.75%     0.94%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
(a) Not annualized. (b) Annualized. (c) Net realized losses and distribution per share was less than $0.005.

MERCANTILE MUTUAL FUNDS, INC.
Treasury Money Market Portfolio

 Financial Highlights, Institutional Shares

                           For the
                         period ended     For the years ended       January 26, 1995
                           May 31,           November 30,                  to
                             1999       -------------------------     November 30,
                         (Unaudited)     1998     1997     1996         1995 (a)
                         ------------   -------  -------  -------   ----------------
Net Asset Value,
 Beginning of Period....    $ 1.00      $  1.00  $  1.00  $  1.00  $   1.00
                            ------      -------  -------  -------  --------
Investment Activities
 Net investment income..     0.019        0.043    0.044    0.044     0.042
 Net realized losses
  from investments......        --  (e)      --       --       --        --
                            ------      -------  -------  -------  --------
 Total from Investment
  Activities............     0.019        0.043    0.044    0.044     0.042
                            ------      -------  -------  -------  --------
Distributions
 Net investment income..    (0.019)      (0.043)  (0.044)  (0.044)   (0.042)
 Net realized gains.....        --  (e)      --       --       --        --
                            ------      -------  -------  -------  --------
 Total Distributions....    (0.019)      (0.043)  (0.044)  (0.044)   (0.042)
                            ------      -------  -------  -------  --------
Net Asset Value, End of
 Period.................    $ 1.00      $  1.00  $  1.00  $  1.00  $   1.00
                            ======      =======  =======  =======  ========
Total Return............      1.87%(d)     4.40%    4.53%    4.46%     4.94%(b)
Ratios/Supplementary
 Data:
Net Assets at end of
 period (000)...........    $  165      $   236  $   233  $   299  $     28
Ratio of expenses to
 average net assets.....      0.80%(c)     0.81%    0.77%    0.79%     0.92%(c)
Ratio of net investment
 income to average net
 assets.................      3.72%(c)     4.30%    4.44%    4.39%     5.76%(c)
Ratio of expenses to
 average net assets*....      0.94%(c)     0.96%    0.92%    0.94%     1.07%(c)

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
(a) Period from commencement of operations. (b) Represents total return for the Investor A Shares from December 1, 1994 to January 25, 1995 plus the total return for the Institutional Shares from January 26, 1995 to November 30, 1995. (c) Annualized. (d) Not Annualized. (e) Net realized losses and distribution per share was less than $0.005.

 Financial Highlights, Trust II Shares

                                               For the
                                             period ended    November 13, 1998
                                               May 31,              to
                                                 1999          November 30,
                                             (Unaudited)         1998 (a)
                                             ------------    -----------------
Net Asset Value, Beginning of Period........   $   1.00           $  1.00
                                               --------           -------
Investment Activities
Net investment income.......................      0.020             0.002
 Net realized losses from investments.......         --  (d)           --
                                               --------           -------
 Total from Investment Activities...........      0.020             0.002
                                               --------           -------
Distributions
 Net investment income......................     (0.020)           (0.002)
 Net realized gains.........................         --  (d)           --
                                               --------           -------
 Total Distributions........................     (0.020)           (0.002)
                                               --------           -------
Net Asset Value, End of Period..............   $   1.00           $  1.00
                                               ========           =======
Total Return................................       1.99%(b)          0.20%(b)
Ratios/Supplementary Data:
Net Assets at end of period (000)...........   $108,667           $76,995
Ratio of expenses to average net assets.....       0.56%(c)          0.55%(c)
Ratio of net investment income to average
 net assets.................................       3.96%(c)          4.09%(c)
Ratio of expenses to average net assets*....       0.69%(c)          0.70%(c)

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
(a) Period from commencement of operations. (b) Not annualized. (c) Annualized.(d) Net realized losses and distribution per share was less than $0.005.

                       Mercantile Money Market Portfolio+

  Q. What is the objective of this Portfolio?

  A. The Mercantile Money Market Portfolio seeks current income with liquidity and stability of principal. The net assets of the Portfolio on May 31, 1999 were approximately $1.5 billion.

  Q. What were the conditions in the money markets during the six months ended May 31, 1999?

  A. Interest rates rose as investors anticipated that the strong economy would force the Federal Reserve Board (the Fed) to raise short-term interest rates to forestall inflation. However, the federal funds rate remained stable at 4.75%.

  Q. How did you manage the Portfolio in that environment?

  A. The Portfolio began the period with an average maturity of 53 days. During January and February we decreased the average maturity to the 30-day range, because the yield curve had flattened out and longer-term issues were not offering enough extra yield to make them attractive. Toward the end of March, however, the yield curve steepened, and we found opportunities to lock in higher yield by purchasing longer-term securities. As a result, the Portfolio's average maturity ended the period at 56 days.

  Q. What types of securities constituted the largest holdings of the Portfolio during the period?

  A. The Portfolio began the period with 72.1% of assets in commercial paper and ended the period with 75.5% in commercial paper. The Portfolio also held U.S. Government agency issues, floating rate notes and bank certificates of deposit.*

  Q. How will you manage the Portfolio going forward?

  A. We believe that the market already has priced in a 25 basis-point rate increase by the Fed. In the short term, we may see rates move somewhat higher, but over the longer term we think rates will stabilize. The Portfolio currently has an average maturity of 54 days; we will target an average maturity of 40 to 50 days over the next several months. Going forward, we will continue to seek out opportunities to lock in extra yield for shareholders.
-----
+ An investment in the Mercantile Money Market Portfolio is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
* Portfolio composition is subject to change.

MERCANTILE MUTUAL FUNDS, INC.                  Schedule of Portfolio Investments
Money Market Portfolio                                  May 31, 1999 (Unaudited)

Certificates of Deposit (11.8%)
                      Security                        Principal    Amortized
                    Description                        Amount         Cost
                    -----------                      ----------- --------------

LaSalle National Bank, 4.82%, 6/28/99............... $30,000,000 $   30,000,000
RABOBANK, 5.11%, 12/3/99............................  38,000,000     38,001,880
UBS AG, 5.08%, 1/13/00..............................  25,000,000     24,999,254
Wachovia Corp., 5.04%, 11/29/99.....................  40,000,000     40,005,606
Westdeutsche Landesbank, 4.87%, 6/30/99.............  30,000,000     30,000,000
Wilmington Trust, 4.87%, 8/10/99....................  25,000,000     25,000,000
                                                                 --------------
TOTAL CERTIFICATES OF DEPOSIT                                       188,006,740
                                                                 --------------
Commercial Paper (75.5%)
Aerospace/Defense (0.6%):
Martin Marietta, 4.93%, 6/21/99.....................  10,000,000      9,973,000
                                                                 --------------
Aircraft Engines & Engine Parts (2.4%):
AlliedSignal, Inc., 4.90%, 6/30/99..................  39,000,000     38,848,258
                                                                 --------------
Automotive (3.1%):
Cooper Industries, Inc., 5.02%, 6/1/99..............  50,000,000     50,000,000
                                                                 --------------
Banking (1.9%):
Wells Fargo & Co., 4.87%, 6/30/99...................  30,000,000     29,884,000
                                                                 --------------
Chemicals (2.0%):
E.I. duPont de Nemours & Co., 4.87%, 12/7/99........  33,250,000     32,412,100
                                                                 --------------
Diversified Operations (2.1%):
Harsco Corp., 4.92%, 6/18/99........................  33,000,000     32,924,421
                                                                 --------------
Electrical & Electronic (7.9%):
CSC Enterprises, 4.91%, 6/10/99.....................  23,000,000     22,972,170
CSC Enterprises, 4.90%, 7/20/99.....................  25,000,000     24,835,646
Hubbell, Inc., 5.00%, 6/1/99........................  78,000,000     78,000,000
                                                                 --------------
                                                                    125,807,816
                                                                 --------------
Entertainment (3.1%):
The Walt Disney Co., 4.94%, 11/17/99................  50,000,000     48,856,903
                                                                 --------------
Financial Services (28.6%):
American Express, 4.88%, 6/23/99....................  35,000,000     34,897,119
American General Finance, 4.89%, 6/17/99............  40,000,000     39,914,311
Associates First Capital Corp., 4.88%, 6/15/99......  40,000,000     39,925,178
Block Financial Corp., 4.90%, 6/29/99...............  45,000,000     44,830,950
Block Financial Corp., 4.89%, 6/30/99...............  30,000,000     29,883,517
General Electric Capital Corp., 4.87%, 8/27/99......  30,000,000     29,652,000
General Electric Capital Corp., 4.99%, 11/17/99.....  10,000,000      9,769,033
Goldman Sachs, 4.88%, 9/15/99.......................  50,000,000     49,291,861
Metlife Funding, 4.90%, 6/21/99.....................  30,000,000     29,919,500

Commercial Paper, continued
                      Security                        Principal    Amortized
                    Description                        Amount         Cost
                    -----------                      ----------- --------------

Financial Services, continued
Morgan Stanley Dean Witter, 4.89%, 6/9/99........... $35,000,000 $   34,962,472
Morgan Stanley Dean Witter, 4.89%, 6/15/99..........  29,750,000     29,694,177
New Center Asset Trust, 4.88%, 6/15/99..............  30,000,000     29,943,883
New Center Asset Trust, 4.87%, 6/15/99..............  50,000,000     49,906,667
                                                                 --------------
                                                                    452,590,668
                                                                 --------------
Food Products & Services (3.4%):
Campbell Soup Co., 4.87%, 9/10/99...................  30,000,000     29,596,000
Campbell Soup Co., 4.89%, 11/10/99..................  25,000,000     24,457,750
                                                                 --------------
                                                                     54,053,750
                                                                 --------------
Oil & Exploration, Production & Services (4.0%):
Petrofina, 4.87%, 6/28/99...........................  14,500,000     14,447,800
Petrofina, 4.87%, 7/26/99...........................  25,000,000     24,816,666
Petrofina, 4.92%, 8/20/99...........................  25,000,000     24,730,556
                                                                 --------------
                                                                     63,995,022
                                                                 --------------
Oil Companies--Integrated (5.0%):
BP America, 4.99%, 6/1/99...........................  80,000,000     80,000,000
                                                                 --------------
Pharmaceuticals (2.1%):
Abbott Laboratories, 4.87%, 6/22/99.................  33,000,000     32,907,600
                                                                 --------------
Utilities--Gas & Electric (6.2%):
Colonial Pipeline, 4.89%, 6/8/99....................  19,000,000     18,982,193
Colonial Pipeline, 4.87%, 6/10/99...................  25,200,000     25,169,760
National Rural Utilities, 4.92%, 8/20/99............  30,000,000     29,676,667
Virginia Electric Power, 4.91%, 7/14/99.............  25,000,000     24,855,472
                                                                 --------------
                                                                     98,684,092
                                                                 --------------
Utilities--Telephone (3.1%):
AT&T Corp., 4.87%, 6/28/99..........................  50,000,000     49,820,000
                                                                 --------------
TOTAL COMMERCIAL PAPER..............................              1,200,757,630
                                                                 --------------
Corporate Bonds (5.7%)
Banking (1.9%):
Northern Trust Co., 4.79%*, 9/8/99..................  30,000,000     29,995,118
                                                                 --------------
Financial Services (3.8%):
Bear Stearns Co., Inc., 4.95%*, 2/2/00, MTN.........  30,000,000     30,000,000
Merrill Lynch & Co., 4.97%*, 9/24/99, MTN...........  30,000,000     30,000,000
                                                                 --------------
                                                                     60,000,000
                                                                 --------------
TOTAL CORPORATE BONDS                                                89,995,118
                                                                 --------------

                                   Continued

MERCANTILE MUTUAL FUNDS, INC.                  Schedule of Portfolio Investments
Money Market Portfolio                                  May 31, 1999 (Unaudited)

U.S. Government Agencies (5.9%)
                                                       Shares
                                                         or
                      Security                        Principal    Amortized
                    Description                        Amount         Cost
                    -----------                      ----------- --------------
Federal Farm Credit Bank (1.6%):
4.83%, 10/1/99...................................... $25,000,000 $   25,000,000
                                                                 --------------
Federal Home Loan Bank (4.3%):
6.44%, 9/9/99.......................................  15,100,000     15,149,262
4.87%*, 11/10/99....................................  30,000,000     29,992,104
4.95%, 2/17/00......................................  24,000,000     23,991,730
                                                                 --------------
                                                                     69,133,096
                                                                 --------------
TOTAL U.S. GOVERNMENT AGENCIES                                       94,133,096
                                                                 --------------
Investment Companies (1.3%)
Financial Square Premium Money Market...............  20,725,002     20,725,002
                                                                 --------------
TOTAL INVESTMENT COMPANIES                                           20,725,002
                                                                 --------------
TOTAL INVESTMENTS
 (Amortized Cost $1,593,617,586)(a)--100.2%.....................  1,593,617,586
Liabilities in excess of other assets--(0.2)%...................     (3,632,342)
                                                                 --------------
TOTAL NET ASSETS--100.0%........................................ $1,589,985,244
                                                                 ==============

-----
  * Variable rate investments. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 1999. The date presented reflects the next rate change date.

(a) Cost for federal income tax and financial reporting purposes are the same.

MTN Medium Term Note
                       See notes to financial statements

MERCANTILE MUTUAL FUNDS, INC.
Money Market Portfolio

Statement of Assets and Liabilities
                                                                    May 31, 1999
                                                                     (Unaudited)
Assets:
Investments, at value (cost $1,593,617,586)........            $1,593,617,586
Cash...............................................                       673
Interest and dividends receivable..................                 3,144,912
Prepaid expenses and other assets..................                    48,641
                                                               --------------
 Total Assets......................................             1,596,811,812
Liabilities:
Dividends payable.................................. $5,797,887
Accrued expenses and other payables:
 Investment advisory fees..........................    480,803
 Administration fees...............................     24,013
 Distribution and administrative services fees.....    208,727
 Custodian fees....................................     27,472
 Other liabilities.................................    287,666
                                                    ----------
 Total Liabilities.................................                 6,826,568
                                                               --------------
Net Assets:
Capital............................................             1,589,982,885
Undistributed net investment income................                     7,235
Accumulated net realized losses from investment
 transactions......................................                    (4,876)
                                                               --------------
Net Assets.........................................            $1,589,985,244
                                                               ==============
Investor A Shares
 Net Assets........................................            $  272,342,306
 Shares............................................               272,342,115
 Offering and redemption price per share...........                     $1.00
                                                                        =====
Investor B Shares
 Net Assets........................................            $       66,488
 Shares............................................                    66,488
 Offering price per share*.........................                     $1.00
                                                                        =====
Trust Shares
 Net Assets........................................            $  655,060,249
 Shares............................................               655,058,146
 Offering and redemption price per share...........                     $1.00
                                                                        =====
Institutional Shares
 Net Assets........................................            $   35,414,268
 Shares............................................                35,414,205
 Offering and redemption price per share...........                     $1.00
                                                                        =====
Trust II Shares
 Net Assets........................................            $  627,101,933
 Shares............................................               627,101,933
 Offering and redemption price per share...........                     $1.00
                                                                        =====

-----
* Redemption price of Investor B shares varies based on length of time held.

Statement of Operations
                                               For the period ended May 31, 1999
                                                                     (Unaudited)
Investment Income:
Interest income........................................            $39,289,044
Dividend income........................................                862,719
                                                                   -----------
 Total Income..........................................             40,151,763
Expenses:
Investment advisory fees............................... $3,153,851
Administration fees....................................  1,588,538
Distribution and services fees,
 Investor A Shares.....................................    292,145
Distribution and services fees,
 Investor B Shares.....................................        372
Administrative services fees, Trust Shares.............    876,573
Administrative services fees, Institutional Shares.....     51,651
Accounting fees........................................      1,035
Custodian fees.........................................    147,272
Transfer agent fees....................................    248,997
Other..................................................    327,263
                                                        ----------
 Total expenses before voluntary fee reductions........              6,687,697
 Expenses voluntarily reduced..........................             (1,092,572)
                                                                   -----------
 Net Expenses..........................................              5,595,125
                                                                   -----------
Net investment income..................................             34,556,638
                                                                   -----------
Change in net assets resulting from operations.........            $34,556,638
                                                                   ===========

                       See notes to financial statements

MERCANTILE MUTUAL FUNDS, INC.
Money Market Portfolio

 Statements of Changes in Net Assets

                                                  For the
                                                period ended      For the
                                                  May 31,        year ended
                                                    1999        November 30,
                                                (Unaudited)         1998
                                               --------------  --------------
From Investment Activities:
Operations:
 Net investment income........................ $   34,556,638  $   68,317,384
 Net realized gains from investment
  transactions................................             --              31
                                               --------------  --------------
Change in net assets resulting from
 operations...................................     34,556,638      68,317,415
                                               --------------  --------------
Distributions to Investor A Shareholders:
 From net investment income...................     (4,965,941)     (8,260,115)
Distributions to Investor B Shareholders:
 From net investment income...................         (1,309)         (2,995)
Distributions to Trust Shareholders:
 From net investment income...................    (14,941,103)    (57,503,882)
Distributions to Institutional Shareholders:
 From net investment income...................       (879,447)     (1,329,331)
Distributions to Trust II Shareholders:
 From net investment income...................    (13,768,838)     (1,221,277)
                                               --------------  --------------
Change in net assets from shareholder
 distributions................................    (34,556,638)    (68,317,600)
                                               --------------  --------------
Change in net assets from capital
 transactions.................................     46,839,825     314,122,425
                                               --------------  --------------
Change in net assets..........................     46,839,825     314,122,240
Net Assets:
 Beginning of period..........................  1,543,145,419   1,229,023,179
                                               --------------  --------------
 End of period................................ $1,589,985,244  $1,543,145,419
                                               ==============  ==============

                       See notes to financial statements

MERCANTILE MUTUAL FUNDS, INC.
Money Market Portfolio

 Financial Highlights, Investor A Shares

                           For the
                         period ended
                           May 31,           For the years ended November 30,
                             1999       -------------------------------------------------
                         (Unaudited)      1998         1997     1996     1995    1994 (a)
                         ------------   --------     --------  -------  -------  --------
Net Asset Value,
 Beginning of Period....   $   1.00     $   1.00     $   1.00  $  1.00  $  1.00  $  1.00
                           --------     --------     --------  -------  -------  -------
Investment Activities
 Net investment income..      0.021        0.048        0.048    0.047    0.052    0.033
 Net realized gains from
  investments...........         --           -- (d)       --       --       --       --
                           --------     --------     --------  -------  -------  -------
 Total from Investment
  Activities............      0.021        0.048        0.048    0.047    0.052    0.033
                           --------     --------     --------  -------  -------  -------
Distributions
 Net investment income..     (0.021)      (0.048)      (0.048)  (0.047)  (0.052)  (0.033)
                           --------     --------     --------  -------  -------  -------
 Total Distributions....     (0.021)      (0.048)      (0.048)  (0.047)  (0.052)  (0.033)
                           --------     --------     --------  -------  -------  -------
Net Asset Value, End of
 Period.................   $   1.00     $   1.00     $   1.00  $  1.00  $  1.00  $  1.00
                           ========     ========     ========  =======  =======  =======
Total Return............       2.14%(b)     4.95%        4.93%    4.81%    5.33%    3.37%
Ratios/Supplementary
 Data:
Net Assets at end of
 period (000)...........   $272,342     $203,583     $164,777  $91,166  $64,865  $48,384
Ratio of expenses to
 average net assets.....       0.80%(c)     0.78%        0.77%    0.78%    0.77%    0.78%
Ratio of net investment
 income to average net
 assets.................       4.25%(c)     4.83%        4.84%    4.70%    5.20%    3.35%
Ratio of expenses to
 average net assets*....       0.94%(c)     0.93%        0.92%    0.93%    0.92%    0.93%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
(a) On September 27, 1994, the Portfolio redesignated the Investor Shares as "Investor A" Shares. (b) Not annualized. (c) Annualized. (d) Net realized gains per share were less than $0.005.

 Financial Highlights, Investor B Shares

                            For the       For the years
                          period ended   ended November       January 26, 1996
                            May 31,            30,                   to
                              1999       -------------------    November 30,
                          (Unaudited)     1998        1997        1996 (a)
                          ------------   -------     -------  ----------------
Net Asset Value,
 Beginning of Period.....   $  1.00      $  1.00     $  1.00      $  1.00
                            -------      -------     -------      -------
Investment Activities
 Net investment income...     0.017        0.041       0.041        0.033
 Net realized gains from
  investments............        --           -- (d)      --           --
                            -------      -------     -------      -------
 Total from Investment
  Activities.............     0.017        0.041       0.041        0.033
Distributions
                            -------      -------     -------      -------
 Net investment income...    (0.017)      (0.041)     (0.041)      (0.033)
                            -------      -------     -------      -------
 Total Distributions.....    (0.017)      (0.041)     (0.041)      (0.033)
                            -------      -------     -------      -------
Net Asset Value, End of
 Period..................   $  1.00      $  1.00     $  1.00      $  1.00
                            =======      =======     =======      =======
Total Return (excludes
 redemption charge)......      1.76%(b)     4.17%       4.15%        3.35%(b)
Ratios/Supplementary
 Data:
Net Assets at end of
 period (000)............   $    66      $    84     $    73      $    41
Ratio of expenses to
 average net assets......      1.55%(c)     1.53%       1.52%        1.47%(c)
Ratio of net investment
 income to average net
 assets..................      3.52%(c)     4.09%       4.10%        3.73%(c)
Ratio of expenses to
 average net assets*.....      1.66%(c)     1.68%       1.67%        1.68%(c)

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
(a) Period from commencement of operations. (b) Not annualized. (c) Annualized. (d) Net realized gains per share were less than $0.005.

MERCANTILE MUTUAL FUNDS, INC.
Money Market Portfolio

 Financial Highlights, Trust Shares

                           For the
                         period ended
                           May 31,             For the years ended November 30,
                             1999       -----------------------------------------------------
                         (Unaudited)      1998          1997       1996      1995      1994
                         ------------   --------     ----------  --------  --------  --------
Net Asset Value,
 Beginning of Period....   $   1.00     $   1.00     $     1.00  $   1.00  $   1.00  $   1.00
                           --------     --------     ----------  --------  --------  --------
Investment Activities
 Net investment income..      0.021        0.050          0.050     0.049     0.054     0.035
 Net realized gains from
  investments...........         --           -- (c)         --        --        --        --
                           --------     --------     ----------  --------  --------  --------
 Total from Investment
  Activities............      0.021        0.050          0.050     0.049     0.054     0.035
                           --------     --------     ----------  --------  --------  --------
Distributions
 Net investment income..     (0.021)      (0.050)        (0.050)   (0.049)   (0.054)   (0.035)
                           --------     --------     ----------  --------  --------  --------
 Total Distributions....     (0.021)      (0.050)        (0.050)   (0.049)   (0.054)   (0.035)
                           --------     --------     ----------  --------  --------  --------
Net Asset Value, End of
 Period.................   $   1.00     $   1.00     $     1.00  $   1.00  $   1.00  $   1.00
                           ========     ========     ==========  ========  ========  ========
Total Return............       2.14%(a)     5.08%          5.06%     4.99%     5.52%     3.55%
Ratios/Supplementary
 Data:
Net Assets at end of
 period (000)...........   $655,060     $820,923     $1,042,151  $717,265  $698,131  $544,952
Ratio of expenses to
 average net assets.....       0.80%(b)     0.66%          0.64%     0.61%     0.59%     0.61%
Ratio of net investment
 income to average net
 assets.................       4.26%(b)     4.97%          4.96%     4.88%     5.38%     3.45%
Ratio of expenses to
 average net assets*....       0.94%(b)     0.93%          0.92%     0.76%     0.74%     0.93%
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
(a) Not annualized. (b) Annualized. (c) Net realized gains per share were less than $0.005.

 Financial Highlights, Institutional Shares

                           For the
                         period ended
                           May 31,             For the years ended November 30,
                             1999       -----------------------------------------------------
                         (Unaudited)      1998          1997       1996      1995    1994 (a)
                         ------------   --------     ----------  --------  --------  --------
Net Asset Value,
 Beginning of Period....   $   1.00     $   1.00     $     1.00  $   1.00  $   1.00  $   1.00
                           --------     --------     ----------  --------  --------  --------
Investment Activities
 Net investment income..      0.021        0.048          0.048     0.047     0.052     0.033
 Net realized gains from
  investments...........         --           -- (d)         --        --        --        --
                           --------     --------     ----------  --------  --------  --------
 Total from Investment
  Activities............      0.021        0.048          0.048     0.047     0.052     0.033
                           --------     --------     ----------  --------  --------  --------
Distributions
 Net investment income..     (0.021)      (0.048)        (0.048)   (0.047)   (0.052)   (0.033)
                           --------     --------     ----------  --------  --------  --------
 Total Distributions....     (0.021)      (0.048)        (0.048)   (0.047)   (0.052)   (0.033)
                           --------     --------     ----------  --------  --------  --------
Net Asset Value, End of
 Period.................   $   1.00     $   1.00     $     1.00  $   1.00  $   1.00  $   1.00
                           ========     ========     ==========  ========  ========  ========
Total Return............       2.14%(b)     4.95%          4.93%     4.81%     5.33%     3.34%
Ratios/Supplementary
 Data:
Net Assets at end of
 period (000)...........   $ 35,414     $ 28,536     $   22,022  $ 15,921  $ 13,340  $ 10,295
Ratio of expenses to
 average net assets.....       0.80%(c)     0.78%          0.77%     0.78%     0.77%     0.78%
Ratio of net investment
 income to average net
 assets.................       4.26%(c)     4.84%          4.83%     4.70%     5.20%     3.48%
Ratio of expenses to
 average net assets*....       0.94%(c)     0.93%          0.92%     0.93%     0.92%     0.95%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
(a) On January 3, 1994, the Portfolio issued a new series of shares which were designated as "Institutional" Shares. The financial highlights presented for the period prior to January 3, 1994 represent financial highlights applicable to the Investor A Shares. (b) Not annualized. (c) Annualized. (d) Net realized gains per share were less than $0.005.

MERCANTILE MUTUAL FUNDS, INC.
Money Market Portfolio

 Financial Highlights, Trust II Shares

                                                 For the
                                               period ended   November 10, 1998
                                                 May 31,             to
                                                   1999         November 30,
                                               (Unaudited)         1998(a)
                                               ------------   -----------------
Net Asset Value, Beginning of Period.........    $   1.00         $   1.00
                                                 --------         --------
Investment Activities
 Net investment income.......................       0.022            0.003
                                                 --------         --------
 Total from Investment Activities............       0.022            0.003
                                                 --------         --------
Distributions
 Net investment income.......................      (0.022)          (0.003)
                                                 --------         --------
 Total Distributions.........................      (0.022)          (0.003)
                                                 --------         --------
Net Asset Value, End of Period...............    $   1.00         $   1.00
                                                 ========         ========
Total Return.................................        2.27%(b)         0.27%(b)
Ratios/Supplementary Data:
Net Assets at end of period (000)............    $627,102         $490,020
Ratio of expenses to average net assets......        0.55%(c)         0.56%(c)
Ratio of net investment income to average net
 assets......................................        4.50%(c)         4.76%(c)
Ratio of expenses to average net assets*.....        0.69%(c)         0.71%(c)

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
(a) Period from commencement of operations. (b) Not annualized. (c)
Annualized.

                Mercantile Tax-Exempt Money Market Portfolio+,++

  Q. How did the tax-exempt money markets perform during the six months ended May 31, 1999?

  A. Taxable money market securities have offered more attractive yields than tax-exempt money market securities for several years. That trend continued during the recent period.

  Seasonal factors affected the money markets during the period. Taxes are due in the first part of the year, so demand for cash investments is relatively high because investors want to stay liquid. At the same time, there are always lots of coupon reinvestments. Therefore, yields on short-term issues fell because of strong market demand for short-term securities.

  Q. How did you manage the Portfolio during the period?

  A. The Portfolio seeks a high level of current interest income exempt from federal income tax, while protecting shareholders' liquidity and stability of principal. In attempting to achieve those goals, the Portfolio observes strict credit quality standards and maintains a relatively short average maturity. The Portfolio's average maturity stayed fairly consistent during the period, at around 20 to 25 days. We attempted to maintain and slightly extend the Portfolio's average maturity to capture higher yields in an environment where such yields were hard to obtain. We also continued to favor daily and weekly securities and short-term notes.

  Q. How will you position the Portfolio in the coming months?

  A. We believe the economy will likely continue to grow at a steady pace, and taxable bonds should remain attractive relative to tax-exempt issues. We will look for opportunities to increase the Portfolio's yield by taking advantage of seasonal factors and extending the average maturity. May issues typically mature in June, causing rates to fall that month. We will need to extend the Portfolio's average maturity to maintain an attractive yield, and we will look for opportunities to do so without taking on significant risk.
-----
 + An investment in the Mercantile Tax-Exempt Money Market Portfolio is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
++ The Portfolio's income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax.

MERCANTILE MUTUAL FUNDS, INC.                  Schedule of Portfolio Investments
Tax-Exempt Money Market Portfolio                       May 31, 1999 (Unaudited)

Commercial Paper (4.8%):

                       Security                         Principal   Amortized
                     Description                          Amount       Cost
                     -----------                        ---------- ------------

Texas (2.0%):
Houston, 3.10%, 9/14/99...............................  $3,600,000 $  3,600,000
                                                                   ------------
Washington (2.8%):
King County, 2.85%, 8/18/99...........................   5,000,000    5,000,000
                                                                   ------------
TOTAL COMMERCIAL PAPER                                                8,600,000
                                                                   ------------

Municipal Bonds (94.1%):

Alabama (1.1%):
Gadsden, Alabama Industrial Development Board
 Pollution Control Revenue, Power Co. Project, 3.40%*,
 6/1/99...............................................   2,000,000    2,000,000
                                                                   ------------
Alaska (0.8%):
Anchorage, 4.00%, 12/1/99 (FGIC Insured)..............   1,410,000    1,417,272
                                                                   ------------
Arizona (1.8%):
Chandler Industrial Development Authority, Multifamily
 Housing Revenue, Southpark Apartments Project,
 3.25%*, 6/2/99 (LOC-CitiBank N.A.)...................   2,400,000    2,400,000
Maricopa County, Pollution Control Revenue, Arizona
 Public Service, Co., Series F, 3.35%*, 6/1/99 (LOC-
 Bank of America Northern Trust & Savings
 Association).........................................     880,000      880,000
                                                                   ------------
                                                                      3,280,000
                                                                   ------------
Delaware (3.9%):
Delaware State Economic Development Authority, Solid
 Waste Disposal & Sewage Facilities, Series A, 3.45%*,
 6/1/99, AMT..........................................   7,000,000    7,000,000
                                                                   ------------
Florida (1.1%):
Tallahassee Construction Utility System Revenue,
 Series B, 6.90%, Prerefunded 10/1/99 @ 102...........   1,900,000    1,961,825
                                                                   ------------
Georgia (7.3%):
Burke County Development Authority, Pollution Control
 Revenue, Georgia Power Co. Plant Vogtle Project,
 3.40%*, 6/1/99.......................................   6,000,000    6,000,000
Putnam County Development Authority, Pollution Control
 Revenue, Power Pollution Project, Series 2, 3.40%*,
 6/1/99 ..............................................   7,000,000    7,000,000
                                                                   ------------
                                                                     13,000,000
                                                                   ------------
Idaho (2.8%):
Idaho State, Tax Anticipation Notes, G.O., 4.50%,
 6/30/99..............................................   5,000,000    5,003,450
                                                                   ------------
Illinois (4.5%):
Chicago, O'Hare International Airport Revenue,
 American Airlines, Inc., 3.40%*, 6/1/99 (LOC-Royal
 Bank of Canada)......................................   7,000,000    7,000,000
Cook County, 7.38%, Prerefunded 11/1/99 @ 102 (MBIA
 Insured).............................................   1,000,000    1,037,975
                                                                   ------------
                                                                      8,037,975
                                                                   ------------

Municipal Bonds, continued

                       Security                         Principal   Amortized
                     Description                          Amount       Cost
                     -----------                        ---------- ------------

Iowa (4.4%):
Iowa Finance Authority, Solid Waste Disposal Revenue,
 Cedar River Paper Co., 3.40%*, 6/1/99, AMT (LOC-Union
 Bank of Switzerland).................................  $  500,000 $    500,000
Iowa Finance Authority, Solid Waste Disposal Revenue,
 Cedar River Paper Co., Series A, 3.40%*, 6/1/99, AMT
 (LOC-Union Bank of Switzerland)......................   4,300,000    4,300,000
Iowa Finance Authority, Solid Waste Disposal Revenue,
 Cedar River Paper Co., Series A, 3.40%*, 6/1/99, AMT
 (LOC-Union Bank of Switzerland)......................   3,000,000    3,000,000
                                                                   ------------
                                                                      7,800,000
                                                                   ------------
Kentucky (7.7%):
Daviess County, Solid Waste Disposal Facilities
 Revenue, Scott Paper Co., Series A, 3.45%*, 6/1/99,
 AMT (LOC-Kimberly Clark Corp.).......................   1,850,000    1,850,000
Daviess County, Solid Waste Disposal Facilities
 Revenue, Scott Paper Co., Series B, 3.45%*, 6/1/99,
 AMT (LOC-Kimberly Clark Corp.).......................   4,800,000    4,800,000
Daviess County, Solid Waste Disposal Facilities
 Revenue, Scott Paper Co., Series B, 3.45*, 6/1/99,
 AMT (LOC-Kimberly Clark Corp.).......................     800,000      800,000
Lexington-Fayette Urban County Airport, Series A,
 3.50%*, 6/1/99, AMT (MBIA Insured)...................   6,000,000    6,000,000
                                                                   ------------
                                                                     13,450,000
                                                                   ------------
Louisiana (5.0%):
Ascension Parish Pollution Control Revenue, Shell Oil
 Co. Project, 3.20%*, 6/1/99..........................   3,000,000    3,000,000
St. Charles Parish Pollution Control Revenue, Shell
 Oil Co. Project, 3.40%*, 6/1/99......................   5,800,000    5,800,000
                                                                   ------------
                                                                      8,800,000
                                                                   ------------
Massachusetts (2.4%):
Massachusetts State Water Authority, 7.00%,
 Prerefunded 4/1/00 @ 102.............................   4,000,000    4,206,348
                                                                   ------------
Minnesota (3.6%):
Becker, Pollution Control Revenue, Northern States
 Power Co., Series A, 2.85%, 8/19/99**................   4,000,000    4,000,000
Minneapolis Community Development Agency, Pollution
 Control Revenue, Northern States Power Co. Project,
 3.35%*, 6/2/99.......................................   2,450,000    2,450,000
                                                                   ------------
                                                                      6,450,000
                                                                   ------------
Missouri (8.9%):
Missouri State Environmental Improvement and Energy
 Resource Authority, Pollution Control Revenue,
 Monsanto Co. Project, 4.10%*, 6/2/99.................   1,000,000    1,000,000

                                   Continued

MERCANTILE MUTUAL FUNDS, INC.                 Schedule of Portfolio Investments
Tax-Exempt Money Market Portfolio                      May 31, 1999 (Unaudited)

Municipal Bonds, continued

                       Security                         Principal   Amortized
                     Description                          Amount       Cost
                     -----------                        ---------- ------------

Missouri, continued:
Missouri State Health & Educational Facilities
 Authority, Educational Facilities Revenue, St. Louis
 University, 3.40%*, 6/1/99 (FGIC Insured)............  $1,000,000 $  1,000,000
Missouri State Health & Educational Facilities
 Authority, Educational Facilities Revenue, Washington
 University Project, Series A, 3.25%*, 6/2/99 (SPA-
 Morgan Guaranty Trust)...............................   4,800,000    4,800,000
Missouri State Health & Educational Facilities
 Authority, Educational Facilities Revenue, Washington
 University Project, Series B, 3.25%*, 6/2/99 (SPA-
 Morgan Guaranty Trust)...............................   1,000,000    1,000,000
Missouri State Health & Educational Facilities
 Authority, Health Facilities Revenue, Barnes Hospital
 Project, 3.25%*, 6/2/99 (SPA-Morgan Guaranty Trust)..   4,800,000    4,799,999
Missouri State Health & Educational Facilities
 Authority, Health Facilities Revenue, St. Anthony
 Medical Center, Series B, 3.20%*, 6/2/99 (SPA-ABN
 AMRO Bank and RABOBANK Nederland Bank)...............   3,000,000    3,000,000
                                                                   ------------
                                                                     15,599,999
                                                                   ------------
Ohio (0.7%):
Montgomery County Revenue, Miami Valley Hospital,
 Series A, 3.35%*, 6/1/99 (SPA-National City Bank)....   1,200,000    1,200,000
                                                                   ------------
Oklahoma (6.8%):
Oklahoma State Industrial Authority Revenue, Flexible-
 Baptist Medical Center, Series B, 3.30%*, 6/2/99
 (SPA-Credit Suisse First Boston).....................   7,000,000    7,000,000
Tulsa Industrial Authority Revenue, University of
 Tulsa, Series B, 3.30%*, 6/2/99 (MBIA Insured).......   5,000,000    5,000,000
                                                                   ------------
                                                                     12,000,000
                                                                   ------------
Oregon (2.5%):
Oregon State, Series 73 G, G.O., 3.25%*, 6/2/99 (SPA-
 Morgan Guaranty Trust)...............................   4,500,000    4,500,000
                                                                   ------------
Pennsylvania (5.1%):
Bethel Park School District, 6.90%, Prerefunded 2/1/00
 @ 100 (MBIA Insured).................................   1,000,000    1,024,049
Elizabeth Forward School District, 7.25%, Prerefunded
 1/15/00 @ 100 (AMBAC Insured)........................   2,000,000    2,051,763
Pennsylvania State Higher Education Facilities
 Authority, College & University Revenue, Carnegie
 Mellon University, Series C, 3.35%*, 6/1/99 (SPA-
 Union Bank of Switzerland and Morgan Guaranty
 Trust)...............................................   6,000,000    6,000,000
                                                                   ------------
                                                                      9,075,812
                                                                   ------------
Tennessee (2.8%):
Memphis, Series A, G.O., 3.35%*, 6/2/99 (SPA-
 Westdeutshe Landesbank)..............................  $5,000,000 $  5,000,000
                                                                   ------------

Municipal Bonds, continued

                                                        Shares
                                                          or
                      Security                        Principal   Amortized
                     Description                        Amount       Cost
                     -----------                      ---------- ------------

Texas (17.0%):
Harris County, Health Facilities Development Corp.,
 Health, Hospital & Nursing Home Revenue, Methodist
 Hospital, 3.40%*, 6/1/99 (SPA-Morgan Guaranty
 Trust).............................................. $5,000,000 $  5,000,000
North Central Texas Health Facilities Development
 Corp., Health, Hospital & Nursing Home Revenue,
 Methodist Hospital of Dallas, Series B, 3.40%*,
 6/1/99 (MBIA Insured)...............................  3,800,000    3,800,000
Port Corpus Christi, Port, Airport & Marina Revenue,
 Reynolds Metals Co., 3.45%*, 6/2/99 (LOC-
 Westdeutsche Landesbank)............................  2,200,000    2,200,000
Sabine River Authority, Pollution Control Revenue,
 Texas Utilities Electric Co., Series C, 3.55%*,
 6/1/99, AMT (LOC-Union Bank of Switzerland).........  6,000,000    6,000,000
Texas State Tax & Revenue Anticipation Notes, 4.50%,
 8/31/99.............................................  5,000,000    5,013,013
Texas State, Multi-Modal-Water Development Board,
 Series A, 3.40%*, 6/1/99 (SPA-Canadian Imperial
 Bank)...............................................  8,000,000    7,999,999
                                                                 ------------
                                                                   30,013,012
                                                                 ------------
Utah (3.9%):
Salt Lake County, Pollution Control Revenue, SVC
 Station Holdings Project, British Petroleum Co.,
 Series B, 3.40%*, 6/1/99............................  7,000,000    7,000,000
                                                                 ------------
TOTAL MUNICIPAL BONDS                                             166,795,693
                                                                 ------------
Investment Companies (0.8%):
Federated Tax-Free Fund..............................  1,427,000    1,427,000
Nuveen Tax Exempt Fund...............................      1,000        1,000
                                                                 ------------
TOTAL INVESTMENT COMPANIES                                          1,428,000
                                                                 ------------
TOTAL INVESTMENTS
 (Amortized Cost $176,823,693)(a)--99.7%........................  176,823,693
Other assets in excess of liabilities--0.3%.....................      505,966
                                                                 ------------
TOTAL NET ASSETS--100.0%........................................ $177,329,659
                                                                 ============

-----
* Variable rate investments. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 1999. The date presented reflects the next rate change date.
** Put and demand features exist allowing the fund to require the repurchase of the investment within variable time periods ranging from daily, weekly, monthly or semi-annually. Maturity date reflects the next put date.

(a) Cost for federal income tax and financial reporting purposes are the same. AMBAC AMBAC Indemnity Corp.
AMT  Alternative Minimum Tax
FGIC Financial Guaranty Insurance Corp.
G.O. General Obligation
LOC  Letter of Credit
MBIA Municipal Bond Insurance Association
SPA  Standby Purchase Agreement
                       See notes to financial statements

MERCANTILE MUTUAL FUNDS, INC.
Tax-Exempt Money Market Portfolio

Statement of Assets and Liabilities
                                                                   May 31, 1999
                                                                    (Unaudited)
Assets:
Investments, at value (cost $176,823,693)................          $176,823,693
Cash.....................................................                   736
Interest and dividends receivable........................             1,023,486
Prepaid expenses and other assets........................                11,446
                                                                   ------------
 Total Assets............................................           177,859,361
Liabilities:
Dividends payable........................................ $426,642
Accrued expenses and other payables:
 Investment advisory fees................................   53,112
 Administration fees.....................................    2,429
 Distribution and administrative services fees...........   10,121
 Custodian fees..........................................    3,035
 Other liabilities.......................................   34,363
                                                          --------
 Total Liabilities.......................................               529,702
                                                                   ------------
Net Assets:
Capital..................................................           177,317,499
Undistributed net investment income......................                12,160
                                                                   ------------
Net Assets...............................................          $177,329,659
                                                                   ============
Investor A Shares
 Net Assets..............................................          $ 13,560,867
 Shares..................................................            13,560,830
 Offering and redemption price per share.................                 $1.00
                                                                          =====
Trust Shares
 Net Assets..............................................          $ 35,814,791
 Shares..................................................            35,814,757
 Offering and redemption price per share.................                 $1.00
                                                                          =====
Trust II Shares
 Net Assets..............................................          $127,954,001
 Shares..................................................           127,954,001
 Offering and redemption price per share.................                 $1.00
                                                                          =====

Statement of Operations
                                              For the period ended May 31, 1999
                                                                    (Unaudited)
Investment Income:
Interest income...........................................          $2,827,273
Dividend income...........................................              51,189
                                                                    ----------
 Total Income.............................................           2,878,462
Expenses:
Investment advisory fees.................................. $371,657
Administration fees.......................................   92,916
Distribution and services fees,
 Investor A Shares........................................   16,094
Administrative services fees, Trust Shares................   40,298
Accounting fees...........................................      994
Custodian fees............................................   16,944
Transfer agent fees.......................................   29,212
Other.....................................................   37,655
                                                           --------
 Total expenses before voluntary fee reductions...........             605,770
 Expenses voluntarily reduced.............................             (46,458)
                                                                    ----------
 Net Expenses.............................................             559,312
                                                                    ----------
Net investment income.....................................           2,319,150
                                                                    ----------
Change in net assets resulting from operations............          $2,319,150
                                                                    ==========

                       See notes to financial statements

MERCANTILE MUTUAL FUNDS, INC.
Tax-Exempt Money Market Portfolio

 Statements of Changes in Net Assets

                                                     For the
                                                   period ended    For the
                                                     May 31,      year ended
                                                       1999      November 30,
                                                   (Unaudited)       1998
                                                   ------------  ------------
From Investment Activities:
Operations:
 Net investment income............................ $  2,319,150  $  4,858,270
                                                   ------------  ------------
Change in net assets resulting from operations....    2,319,150     4,858,270
                                                   ------------  ------------
Distributions to Investor A Shareholders:
 From net investment income.......................     (148,981)     (365,876)
Distributions to Trust Shareholders:
 From net investment income.......................     (375,212)   (4,357,878)
Distributions to Trust II Shareholders:
 From net investment income.......................   (1,794,957)     (134,516)
                                                   ------------  ------------
Change in net assets from shareholder
 distributions....................................   (2,319,150)   (4,858,270)
                                                   ------------  ------------
Change in net assets from capital transactions....    3,698,021    14,325,565
                                                   ------------  ------------
Change in net assets..............................    3,698,021    14,325,565
Net Assets:
 Beginning of period..............................  173,631,638   159,306,073
                                                   ------------  ------------
 End of period.................................... $177,329,659  $173,631,638
                                                   ============  ============

                       See notes to financial statements

MERCANTILE MUTUAL FUNDS, INC.
Tax-Exempt Money Market Portfolio

 Financial Highlights, Investor A Shares

                           For the
                         period ended                                Six Months       Years Ended
                           May 31,      Years Ended November 30,       Ended            May 31,
                             1999       --------------------------  November 30,   ------------------
                         (Unaudited)     1998      1997     1996      1995 (d)     1995 (a)    1994
                         ------------   -------  --------  -------  ------------   --------  --------
Net Asset Value,
 Beginning of Period....   $  1.00      $  1.00  $   1.00  $  1.00    $  1.00      $  1.00   $   1.00
                           -------      -------  --------  -------    -------      -------   --------
Investment Activities
 Net investment income..     0.012        0.027     0.028    0.028      0.014        0.027      0.017
                           -------      -------  --------  -------    -------      -------   --------
 Total from Investment
  Activities............     0.012        0.027     0.028    0.028      0.014        0.027      0.017
                           -------      -------  --------  -------    -------      -------   --------
Distributions
 Net investment income..    (0.012)      (0.027)   (0.028)  (0.028)    (0.014)      (0.027)    (0.017)
                           -------      -------  --------  -------    -------      -------   --------
 Total Distributions....    (0.012)      (0.027)   (0.028)  (0.028)    (0.014)      (0.027)    (0.017)
                           -------      -------  --------  -------    -------      -------   --------
Net Asset Value, End of
 Period.................   $  1.00      $  1.00  $   1.00  $  1.00    $  1.00      $  1.00   $   1.00
                           =======      =======  ========  =======    =======      =======   ========
Total Return............      1.16%(b)     2.72%     2.88%    2.83%      1.45%(b)     2.70%      1.73%
Ratios/Supplementary
 Data:
Net Assets at end of
 period (000)...........   $13,561      $13,980  $ 15,789  $17,984    $ 5,403      $ 5,138   $  8,631
Ratio of expenses to
 average net assets.....      0.79%(c)     0.79%     0.77%    0.75%      0.94%(c)     0.84%      0.76%
Ratio of net investment
 income to average net
 assets.................      2.31%(c)     2.68%     2.82%    2.78%      2.87%(c)     2.63%      1.72%
Ratio of expenses to
 average net assets*....      0.84%(c)     0.84%     0.82%    0.80%      0.99%(c)     0.93%      0.86%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
(a) On September 27, 1994, the Portfolio redesignated the Investor Shares as
"Investor A" Shares. (b) Not annualized. (c) Annualized. (d) Upon reorganizing as a portfolio of Mercantile Mutual Funds, Inc., the Tax-Exempt Money Market
Portfolio changed its fiscal year end from May 31 to November 30.

 Financial Highlights, Trust Shares

                           For the
                         period ended                                Six Months       Years Ended
                           May 31,      Years Ended November 30,       Ended            May 31,
                             1999       --------------------------  November 30,   ------------------
                         (Unaudited)     1998      1997     1996      1995 (c)       1995      1994
                         ------------   -------  --------  -------  ------------   --------  --------
Net Asset Value,
 Beginning of Period....   $  1.00      $  1.00  $   1.00  $  1.00    $  1.00      $  1.00   $   1.00
                           -------      -------  --------  -------    -------      -------   --------
Investment Activities
 Net investment income..     0.012        0.029     0.030    0.030      0.016        0.029      0.020
                           -------      -------  --------  -------    -------      -------   --------
 Total from Investment
  Activities............     0.012        0.029     0.030    0.030      0.016        0.029      0.020
                           -------      -------  --------  -------    -------      -------   --------
Distributions
 Net investment income..    (0.012)      (0.029)   (0.030)  (0.030)    (0.016)      (0.029)    (0.020)
                           -------      -------  --------  -------    -------      -------   --------
 Total Distributions....    (0.012)      (0.029)   (0.030)  (0.030)    (0.016)      (0.029)    (0.020)
                           -------      -------  --------  -------    -------      -------   --------
Net Asset Value, End of
 Period.................   $  1.00      $  1.00  $   1.00  $  1.00    $  1.00      $  1.00   $   1.00
                           =======      =======  ========  =======    =======      =======   ========
Total Return............      1.16%(a)     2.92%     3.08%    3.06%      1.57%(a)     2.93%      1.97%
Ratios/Supplementary
 Data:
Net Assets at end of
 period (000)...........   $35,815      $37,541  $143,517  $95,726    $78,031      $85,324   $112,594
Ratio of expenses to
 average net assets.....      0.79%(b)     0.59%     0.58%    0.53%      0.70%(b)     0.61%      0.52%
Ratio of net investment
 income to average net
 assets.................      2.33%(b)     2.88%     3.04%    3.01%      3.10%(b)     2.87%      1.95%
Ratio of expenses to
 average net assets*....      0.84%(b)     0.84%     0.83%    0.58%      0.75%(b)     0.70%      0.86%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
(a) Not annualized. (b) Annualized. (c) Upon reorganizing as a Portfolio of Mercantile Mutual Funds, Inc., the Tax-Exempt Money Market Portfolio changed its fiscal year end from May 31 to November 30.

MERCANTILE MUTUAL FUNDS, INC.
Tax-Exempt Money Market Portfolio

 Financial Highlights, Trust II Shares

                                                 For the
                                               period ended   November 16, 1998
                                                 May 31,             to
                                                   1999         November 30,
                                               (Unaudited)        1998 (a)
                                               ------------   -----------------
Net Asset Value, Beginning of Period.........    $   1.00         $   1.00
                                                 --------         --------
Investment Activities
 Net investment income.......................       0.013            0.001
                                                 --------         --------
 Total from Investment Activities............       0.013            0.001
                                                 --------         --------
Distributions
 Net investment income.......................      (0.013)          (0.001)
                                                 --------         --------
 Total Distributions.........................      (0.013)          (0.001)
                                                 --------         --------
Net Asset Value, End of Period...............    $   1.00         $   1.00
                                                 ========         ========
Total Return.................................        1.28%(b)         0.11%(b)
Ratios/Supplementary Data:
Net Assets at end of period (000)............    $127,954         $122,110
Ratio of expenses to average net assets......        0.54%(c)         0.57%(c)
Ratio of net investment income to average net
 assets......................................        2.55%(c)         2.69%(c)
Ratio of expenses to average net assets*.....        0.59%(c)         0.62%(c)

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
(a) Period from commencement of operations. (b) Not annualized. (c)
Annualized.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                Mercantile U.S. Government Securities Portfolio

  Q. What were the conditions in the Treasury market during the recent six-month period ended May 31, 1999?

  A. Interest rates on Treasury securities increased dramatically during the period. Investors feared that a strong economy would force the Federal Reserve Board (the Fed) to raise the federal funds rate to forestall inflation. Those fears stemmed from annualized fourth-quarter economic growth of 6%, which followed the Fed's decision to lower short-term interest rates three times last fall. The yield on the two-year Treasury rose from 4.52% on December 1 to 5.40% on May 31. Likewise, the yield on the five-year Treasury rose from 4.48% to 5.58% during the period.

  Q. How did you manage the Portfolio in that environment?

  A. We kept the duration and average maturity of the Portfolio short relative to its benchmark index during the period, although they rose slightly due to a slow-down in mortgage prepayments. The Portfolio's average maturity and duration began the period at 5.98 years and 2.59 years, respectively, and finished the period at 5.95 years and 2.93 years, respectively.

  We used cash during the period to buy mortgage-backed securities and keep the Portfolio's exposure to that sector constant. At the end of the period, mortgage-backed securities offered significantly higher yields than Treasuries, with a yield advantage of 75 basis points for 15-year securities and 95 basis points for 30-year securities.

  Q. What is your outlook for the Treasury market during the next several months?

  A. The market appears already to have discounted an interest rate increase by the Fed. As a result, the bond market might respond favorably if the Fed does raise interest rates, since higher interest rates would mitigate inflationary pressures. We will continue to keep the Portfolio's average maturity and duration shorter than those of its benchmark to reduce shareholders' risk in this uncertain environment, and we will continue to use extra cash to take advantage of the yield offered by mortgage-backed securities.

                Mercantile U.S. Government Securities Portfolio

                [CHART OF US GOVERNMENT SECURITIES APPEARS HERE]
Value of a $10,000 Investment
                                                        Lehman Brothers
                Investor A   Investor A   Investor B      Intermediate
 Date           (No Load)     (Load)      (No CDSC)   Government Bond Index
 ----           ---------     ------      ---------   ---------------------
 5/89            10,000        9,750       10,000           10,000
 5/90            10,796       10,527       10,796           10,936
 5/91            12,102       11,800       12,102           12,306
 5/92            13,398       13,063       13,398           13,838
 5/93            14,672       14,306       14,672           15,404
 5/94            14,753       14,384       14,753           15,511
 5/95            16,291       15,884       16,090           17,293
 5/96            16,860       16,439       16,538           18,049
 5/97            17,908       17,460       17,444           19,551
 5/98            19,176       18,697       18,551           21,685
 5/99            19,908       19,411       19,161           22,626

                   Average Annual Total Returns as of 5/31/99

                             1 Year        5 Year      10 Year
                             ------        ------      -------
Investor A (No Load)         3.82%         6.18%       7.13%
Investor A*                  1.25%         5.63%       6.85%
Investor B (No CDSC)         3.29%         5.37%       6.72%
Investor B (CDSC)**         -1.65%         5.20%       6.72%

*  Reflects 2.50% sales charge.
** Reflects applicable contingent deferred sales charge (maximum 5.00%).

             [CHART OF US GOVERNMENT SECURITIES TRUST APPEARS HERE]
Value of a $10,000 Investment
                                              Lehman Brother
                                               Intermediate
 Date         Trust    Institutional       Government Bond Index
 ----         -----    -------------       ---------------------
 5/89        10,000       10,000                 10,000
 5/90        10,796       10,796                 10,904
 5/91        12,111       12,102                 12,201
 5/92        13,448       13,398                 13,585
 5/93        14,770       14,672                 14,447
 5/94        14,895       14,753                 15,133
 5/95        16,497       16,241                 16,508
 5/96        17,125       16,805                 17,257
 5/97        18,243       17,832                 18,484
 5/98        19,593       19,096                 20,070
 5/99        20,402       19,843                 21,069

                   Average Annual Total Returns as of 5/31/99
                       1 Year      5 Year     10 Year
                       ------      ------     -------
Trust                   4.13%       6.49%      7.39%
Institutional           3.91%       6.11%      7.09%


  Past performance is not predictive of future results. Investment return and principal value will fluctuate, so that shares of a particular class, when redeemed, may be worth more or less than their original cost.

  The performance of the Mercantile U.S. Government Securities Portfolio is measured against the unmanaged Lehman Brothers Intermediate Government Bond Index, which is generally representative of the total return of intermediate-term U.S. Government securities. Investors are unable to invest in the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. By contrast, the performance of the Portfolio shown on the graph reflects the deduction of these value-added services, as well as the deduction of a 2.50% sales charge on Investor A Shares.

  Investor B Shares were initially offered on March 1, 1995. The performance figures for Investor B Shares for periods prior to such date represent the performance for Investor A Shares of the Portfolio, which has been restated to reflect the contingent deferred sales charges payable by holders of Investor B Shares who redeem within six years of the date of purchase. Investor B Shares are also subject to distribution and service fees at a maximum annual rate of 1.00%. Had these distribution and service fees been reflected, performance would have been reduced.

  Investor B Shares (CDSC) are not included in the above graph, since the performance is for more than six years and the CDSC would no longer apply. After six years, the performance for the Investor B Shares (CDSC) mirrors the Investor B Shares (No CDSC) performance.

  Institutional Shares were initially offered on June 7, 1994. The performance figures for Institutional Shares for periods prior to such date represent the performance for Investor A Shares of the Portfolio.

MERCANTILE MUTUAL FUNDS, INC.                  Schedule of Portfolio Investments
U.S. Government Securities Portfolio                    May 31, 1999 (Unaudited)

U.S. Government Agencies (81.2%):

                        Security                         Principal    Market
                      Description                          Amount      Value
                      -----------                        ---------- -----------
Federal Home Loan Bank (13.2%):
5.52%, 4/9/01, Series 3101.............................. $5,000,000 $ 4,987,850
5.75%, 4/30/01, Series 4901.............................  3,000,000   3,005,190
5.13%, 9/15/03..........................................  5,000,000   4,832,550
5.67%, 9/11/08, Series KS08.............................  2,000,000   1,914,280
                                                                    -----------
                                                                     14,739,870
                                                                    -----------
Federal Home Loan Mortgage Corp. (28.4%):
5.00%, 2/15/01(b).......................................  3,000,000   2,969,880
9.50%, 9/1/04, Pool #380053.............................      8,574       9,043
8.50%, 3/1/06, Gold Pool #E00022........................    139,736     145,413
7.50%, 4/1/08, Gold Pool #E45929........................    169,774     174,496
6.00%, 2/1/11, Gold Pool #E62600........................    361,597     353,346
6.50%, 2/1/11, Gold Pool #E00419........................    572,102     570,672
7.00%, 7/1/11, Gold Pool #E20252........................    516,286     524,511
7.00%, 11/1/11, Gold Pool #E65619.......................    308,922     313,843
6.50%, 1/1/12, Gold Pool #E00465........................    716,372     714,581
6.00%, 2/1/12, Gold Pool #E66284........................  1,084,953   1,060,194
6.50%, 2/1/12, Gold Pool #E66272........................    653,555     651,921
6.50%, 2/1/12, Gold Pool #E66172........................    448,157     447,037
6.00%, 3/1/12, Gold Pool #E66474........................    846,982     827,654
7.50%, 9/1/12, Gold Pool #G10735........................  2,691,114   2,765,954
5.50%, 12/1/12, Gold Pool #E68353.......................  6,478,045   6,196,637
6.00%, 3/1/13, Gold Pool #E69338........................    911,474     890,674
6.00%, 4/1/13, Pool #E00543.............................  1,818,302   1,776,808
6.00%, 4/1/13, Gold Pool #E70028........................    895,933     875,488
5.50%, 5/1/13, Gold Pool #G10814........................  1,848,808   1,768,496
6.00%, 5/1/13, Gold Pool #E00549........................  4,617,361   4,511,991
6.50%, 10/1/13, Gold Pool #E00574.......................    922,397     920,091
5.50%, 3/1/14, Gold Pool #E00633........................  1,484,121   1,419,651
6.00%, 3/1/28, Gold Pool #D87129........................    981,267     934,657
6.00%, 1/1/29, Gold Pool #C00702........................    991,524     944,426
                                                                    -----------
                                                                     31,767,464
                                                                    -----------
Federal National Mortgage Assoc. (32.0%):
6.11%, 9/20/00(b).......................................  4,000,000   4,034,880
6.00%, 11/1/00, Pool #190070............................    336,847     333,900
5.36%, 2/16/01..........................................  5,000,000   4,977,800
6.40%, 5/2/01(b)........................................  5,000,000   5,067,001
6.00%, 3/1/11, Pool #340503.............................    766,187     747,745
6.50%, 5/1/11, Pool #335713.............................    784,785     781,591
6.50%, 5/1/11, Pool #346276.............................    513,081     510,993
6.50%, 7/1/11, Pool #250613.............................  1,357,550   1,352,025
6.50%, 7/1/11, Pool #351761.............................    598,633     596,196
7.00%, 11/1/11, Pool #349630............................    229,944     233,393
7.00%, 11/1/11, Pool #250738............................    231,246     234,715
7.00%, 11/1/11, Pool #351122............................    173,157     175,754
6.50%, 12/1/11, Pool #250781............................  1,380,011   1,374,394
6.50%, 12/1/11, Pool #368127............................    843,438     840,005
6.50%, 12/1/11, Pool #367868............................    802,886     799,618
5.50%, 3/1/13, Pool #420158.............................  1,695,869   1,620,606
6.00%, 4/1/13, Pool #425550.............................  2,910,139   2,840,092
6.00%, 4/1/13, Pool #251656.............................    894,252     872,728
6.50%, 8/1/13, Pool #251901.............................  2,276,530   2,267,265
6.00%, 11/1/13, Pool #323379............................    941,060     918,409
5.50%, 1/1/14, Pool #482515.............................    979,242     935,783
6.50%, 4/1/14, Pool #492264.............................    996,647     992,591
8.00%, 7/1/24, Pool #190264.............................    679,769     705,893
6.50%, 10/1/27, Pool #400141............................  2,651,476   2,593,461
                                                                    -----------
                                                                     35,806,838
                                                                    -----------

U.S. Government Agencies, continued

                                                           Shares
                                                             or
                        Security                          Principal   Market
                       Description                         Amount      Value
                       -----------                        --------- -----------
Government National Mortgage (7.6%):
8.00%, 1/15/07, Pool #315126............................. $  70,134 $    73,004
6.50%, 5/15/08, Pool #340791.............................    43,204      43,204
9.00%, 7/15/09, Pool #390782.............................   176,873     185,605
9.00%, 11/15/09, Pool #359559............................   216,591     227,285
8.00%, 10/15/10, Pool #414750............................   269,298     280,320
6.50%, 11/15/10, Pool #414786............................    92,414      92,414
6.50%, 2/15/11, Pool #373569.............................   270,781     270,781
6.50%, 3/15/11, Pool #344973.............................   276,400     276,400
6.50%, 3/15/11, Pool #408253.............................   317,023     317,023
6.50%, 3/15/11, Pool #416179.............................    42,147      42,147
6.50%, 3/15/11, Pool #410935.............................   494,105     494,105
6.50%, 3/15/11, Pool #406466.............................   318,633     318,633
6.50%, 4/15/11, Pool #416060.............................   575,812     575,812
6.50%, 4/15/11, Pool #422652.............................   340,983     340,983
6.50%, 5/15/11, Pool #433036.............................   116,537     116,537
6.50%, 5/15/11, Pool #422814.............................    46,902      46,902
6.50%, 5/15/11, Pool #408304.............................   273,291     273,291
6.50%, 6/15/11, Pool #421731.............................   200,515     200,515
6.50%, 6/15/11, Pool #432993.............................   102,850     102,850
6.50%, 7/15/11, Pool #433088.............................   676,482     676,483
6.50%, 7/15/11, Pool #424521.............................   250,038     250,038
8.50%, 5/15/17, Pool #219152.............................    84,591      89,349
8.50%, 6/15/21, Pool #307921.............................   107,782     113,844
7.50%, 12/15/22, Pool #347332............................   909,530     930,842
8.00%, 5/15/23, Pool #352469.............................   276,562     287,536
9.50%, 1/15/25, Pool #384421.............................    44,844      48,347
9.50%, 2/15/25, Pool #401796.............................    67,388      72,652
9.50%, 2/15/25, Pool #392967.............................     2,261       2,438
9.50%, 2/15/25, Pool #365292.............................   318,680     343,575
9.50%, 3/15/25, Pool #407257.............................    97,887     105,534
9.50%, 4/15/25, Pool #386741.............................    91,926      99,108
7.00%, 9/15/27, Pool #455304.............................   271,799     272,223
7.00%, 8/15/28, Pool #482697.............................   958,675     960,172
                                                                    -----------
                                                                      8,529,952
                                                                    -----------
TOTAL U.S. GOVERNMENT AGENCIES                                       90,844,124
                                                                    -----------

U.S. Treasury Notes (16.1%):

5.75%, 9/30/99(b)........................................ 1,000,000   1,003,130
7.75%, 11/30/99(b)....................................... 3,150,000   3,194,320
7.75%, 12/31/99(b)....................................... 1,250,000   1,269,900
5.38%, 7/31/00........................................... 1,000,000   1,001,870
6.13%, 7/31/00...........................................   275,000     277,846
6.25%, 8/31/00........................................... 2,000,000   2,023,640
5.63%, 2/28/01........................................... 2,500,000   2,510,675
6.25%, 1/31/02........................................... 1,500,000   1,526,280
6.25%, 2/28/02(b)........................................ 1,250,000   1,271,563
5.75%, 8/15/03(b)........................................   400,000     400,844
7.25%, 5/15/04(b)........................................   350,000     372,803
6.63%, 5/15/07(b)........................................ 2,960,000   3,111,789
                                                                    -----------
TOTAL U.S. TREASURY NOTES                                            17,964,660
                                                                    -----------

Investment Companies (2.3%):

Federated Trust for U.S. Treasury Obligations............ 2,585,300   2,585,300
                                                                    -----------
TOTAL INVESTMENT COMPANIES                                            2,585,300
                                                                    -----------

                                   Continued

MERCANTILE MUTUAL FUNDS, INC.                  Schedule of Portfolio Investments
U.S. Government Securities Portfolio                    May 31, 1999 (Unaudited)

Short-Term Securities Held as Collateral (7.1%)
                       Security                        Principal    Market
                     Description                        Amount      Value
                     -----------                       --------- ------------
Repurchase Agreements (7.1%)
Greenwich Capital, 4.96%, 6/1/99 (Purchased on
 5/28/99, proceeds at maturity $4,205,341,
 collateralized by $14,349,460 various U.S. Government
 Agency Mortgages, 0.00%-8.00%, 5/15/06-5/15/29,
 market value $4,288,857)............................. 4,204,762 $  4,204,762
Salomon Smith Barney, Inc., 4.93%, 6/1/99 (Purchased
 on 5/28/99, proceeds at maturity $3,783,316,
 collateralized by $6,213,265 various GNMA, 0.50%-
 10.00%, 11/15/00-5/20/29, market value $3,858,454)... 3,782,798    3,782,798
                                                                 ------------
TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL                      7,987,560
                                                                 ------------
TOTAL INVESTMENTS
 (Cost $119,956,648)(a)--106.8%.......................            119,381,644
Liabilities in excess of other assets--(6.8%).........             (7,550,180)
                                                                 ------------
TOTAL NET ASSETS--100.0%..............................           $111,831,464
                                                                 ============

-----
(a) Represents cost for federal income tax purposes and differs from value by net unrealized depreciation of securities as follows:

      Unrealized appreciation... $  501,332
      Unrealized depreciation... (1,076,336)
                                 ----------
      Net unrealized deprecia-
       tion..................... $ (575,004)
                                 ==========

(b) A portion of this security was loaned as of May 31, 1999.

MTN Medium Term Note.
                       See notes to financial statements

MERCANTILE MUTUAL FUNDS, INC.
U.S. Government Securities Portfolio

Statement of Assets and Liabilities

                                                                  May 31, 1999
                                                                   (Unaudited)
Assets:
Investments, at value (cost $111,969,088)..............           $111,394,084
Repurchase agreements, at value (cost $7,987,560)......              7,987,560
                                                                  ------------
 Total investments.....................................            119,381,644
Interest and dividends receivable......................                988,382
Receivable for capital shares issued...................                 16,837
Receivable for investments sold........................                  1,299
Prepaid expenses and other assets......................                  6,825
                                                                  ------------
 Total Assets..........................................            120,394,987
Liabilities:
Dividends payable...................................... $ 506,834
Payable to custodian for overdraft.....................         6
Payable for capital shares redeemed....................       369
Payable for return of collateral received.............. 7,987,560
Accrued expenses and other payables:
 Investment advisory fees..............................    43,020
 Administration fees...................................     1,533
 Distribution and administrative services fees.........     2,925
 Custodian fees........................................     3,824
 Other liabilities.....................................    17,452
                                                        ---------
 Total Liabilities.....................................              8,563,523
                                                                  ------------
Net Assets:
Capital................................................            112,760,796
Undistributed net investment income....................                331,917
Accumulated net realized losses from investment
 transactions..........................................               (686,245)
Net unrealized depreciation from investments...........               (575,004)
                                                                  ------------
Net Assets.............................................           $111,831,464
                                                                  ============
Investor A Shares
 Net Assets............................................           $  5,208,547
 Shares................................................                496,405
 Redemption price per share............................                 $10.49
                                                                        ======
Maximum Sales Charge--Investor A Shares................                   2.50%
Maximum Offering Price
 (100%/(100%--Maximum Sales
 Charge) of net asset value adjusted to the nearest
  cent) per share......................................                 $10.76
                                                                        ======
Investor B Shares
 Net Assets............................................           $    270,536
 Shares................................................                 25,776
 Offering price per share*.............................                 $10.50
                                                                        ======
Trust Shares
 Net Assets............................................           $101,037,787
 Shares................................................              9,628,712
 Offering and redemption price per share...............                 $10.49
                                                                        ======
Institutional Shares
 Net Assets............................................           $  5,314,594
 Shares................................................                508,263
 Offering and redemption price per share...............                 $10.46
                                                                        ======

-----
* Redemption price of Investor B shares varies based on length of time held.

Statement of Operations
                                             For the period ended May 31, 1999
                                                                   (Unaudited)
Investment Income:
Interest income..........................................          $ 3,311,496
Dividend income..........................................               36,313
Income from securities lending...........................               11,176
                                                                   -----------
 Total Income............................................            3,358,985
Expenses:
Investment advisory fees................................. $249,473
Administration fees......................................  110,878
Distribution and services fees,
 Investor A Shares.......................................    7,282
Distribution and services fees,
 Investor B Shares.......................................    1,024
Administrative services fees,
 Trust Shares............................................  150,119
Administrative services fees,
 Institutional Shares....................................    8,607
Accounting fees..........................................    7,755
Custodian fees...........................................   24,478
Transfer agent fees......................................   13,400
Other....................................................   21,623
                                                          --------
Total expenses before voluntary fee reductions...........              594,639
Expenses voluntarily reduced.............................             (209,214)
                                                                   -----------
 Net Expenses............................................              385,425
                                                                   -----------
Net investment income....................................            2,973,560
                                                                   -----------
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions..........                7,947
Net change in unrealized depreciation from investments...           (2,425,938)
                                                                   -----------
Net realized/unrealized losses from investments..........           (2,417,991)
                                                                   -----------
Change in net assets resulting from operations...........          $   555,569
                                                                   ===========

                       See notes to financial statements

MERCANTILE MUTUAL FUNDS, INC.
U.S. Government Securities Portfolio

 Statements of Changes in Net Assets

                                                      For the
                                                    period ended    For the
                                                      May 31,      year ended
                                                        1999      November 30,
                                                    (Unaudited)       1998
                                                    ------------  ------------
From Investment Activities:
Operations:
 Net investment income............................. $  2,973,560  $  5,727,743
 Net realized gains (losses) from investment trans-
  actions..........................................        7,947       (15,513)
 Net change in unrealized depreciation from invest-
  ments............................................   (2,425,938)    1,182,911
                                                    ------------  ------------
Change in net assets resulting from operations.....      555,569     6,895,141
                                                    ------------  ------------
Distributions to Investor A Shareholders:
 From net investment income........................     (123,726)     (259,301)
Distributions to Investor B Shareholders:
 From net investment income........................       (4,515)      (18,379)
Distributions to Trust Shareholders:
 From net investment income........................   (2,699,298)   (5,105,111)
Distributions to Institutional Shareholders:
 From net investment income........................     (146,021)     (344,952)
                                                    ------------  ------------
Change in net assets from shareholder distribu-
 tions.............................................   (2,973,560)   (5,727,743)
                                                    ------------  ------------
Change in net assets from capital transactions.....    9,614,011    18,019,409
                                                    ------------  ------------
Change in net assets...............................    7,196,020    19,186,807
Net Assets:
 Beginning of period...............................  104,635,444    85,448,637
                                                    ------------  ------------
 End of period..................................... $111,831,464  $104,635,444
                                                    ============  ============

                       See notes to financial statements

MERCANTILE MUTUAL FUNDS, INC.
U.S. Government Securities Portfolio


 Statements of Cash Flows


                                                                    For the
                                                                  period ended
                                                                    May 31,
                                                                      1999
                                                                  (Unaudited)
                                                                  ------------
Cash Flows from Operating Activities:
 Net investment income........................................... $  2,973,560
 Adjustments to reconcile net investment income to net cash used in operating activities:
  Cost of investment securities purchased........................  (35,090,375)
  Proceeds from disposition of investment securities.............   25,741,060
  Increase in investments purchased with cash collateral from se-
   curities lending..............................................   (2,595,414)
  Increase in dividends and interest receivable..................     (273,725)
  Increase in payable for return of collateral received from se-
   curities lending..............................................    2,595,414
  Increase in accrued expenses...................................        2,282
  Increase in prepaid expenses...................................       (6,238)
                                                                  ------------
 Net cash used in operating activities...........................   (6,653,436)
                                                                  ------------
Cash Flows from Financing Activities:
 Proceeds from shares issued.....................................   21,637,112
 Cost of shares redeemed.........................................  (12,049,749)
 Cash distributions paid.........................................   (2,934,721)
                                                                  ------------
 Net cash provided by financing activities.......................    6,652,642
                                                                  ------------
Decrease in cash.................................................         (794)
Cash:
 Beginning balance...............................................          788
                                                                  ------------
 Ending balance.................................................. $         (6)
                                                                  ============

Non-cash financing activities not included herein consist of reinvestment of dividends from net investment income and distributions of net realized capital gains of $1,192,603.
                       See notes to financial statements

MERCANTILE MUTUAL FUNDS, INC.
U.S. Government Securities Portfolio

 Financial Highlights, Investor A Shares

                           For the
                         period ended
                           May 31,       For the years ended November 30,
                             1999      ----------------------------------------
                         (Unaudited)    1998    1997    1996    1995   1994 (a)
                         ------------  ------  ------  ------  ------  --------
Net Asset Value,
 Beginning of Period....    $10.74     $10.62  $10.67  $10.85  $10.05   $11.20
                            ------     ------  ------  ------  ------   ------
Investment Activities
 Net investment income..      0.27       0.57    0.60    0.62    0.64     0.63
 Net realized and
  unrealized gains
  (losses) from
  investments...........     (0.25)      0.12   (0.07)  (0.15)   0.80    (0.97)
                            ------     ------  ------  ------  ------   ------
Total from Investment
 Activities.............      0.02       0.69    0.53    0.47    1.44    (0.34)
                            ------     ------  ------  ------  ------   ------
Distributions
 Net investment income..     (0.27)     (0.57)  (0.58)  (0.62)  (0.64)   (0.63)
 In excess of net
  realized gains........        --         --      --   (0.03)     --    (0.18)
                            ------     ------  ------  ------  ------   ------
 Total Distributions....     (0.27)     (0.57)  (0.58)  (0.65)  (0.64)   (0.81)
                            ------     ------  ------  ------  ------   ------
Net Asset Value, End of
 Period.................    $10.49     $10.74  $10.62  $10.67  $10.85   $10.05
                            ======     ======  ======  ======  ======   ======
Total Return (excludes
 sales charge)..........      0.19%(b)   6.66%   5.20%   4.57%  14.66%   (3.14)%
Ratios/Supplementary
 Data:
Net Assets at end of
 period (000)...........    $5,209     $4,664  $5,181  $7,153  $8,179   $9,631
Ratio of expenses to
 average net assets.....      0.97%(c)   0.97%   0.97%   0.97%   0.97%    0.96%
Ratio of net investment
 income to average net
 assets.................      5.10%(c)   5.35%   5.56%   5.82%   6.05%    5.98%
Ratio of expenses to
 average net assets*....      1.07%(c)   1.07%   1.07%   1.07%   1.07%    1.06%
Portfolio turnover**....      9.76%     54.57% 100.33%  53.76%  93.76%   50.00%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued. (a) On
September 27, 1994, the Portfolio redesignated the Investor Shares as "Investor A" Shares, and authorized the issuance of a series of shares designated as "Investor B" Shares. (b) Not annualized. (c) Annualized.

 Financial Highlights, Investor B Shares

                           For the
                         period ended   For the years ended     March 1, 1995
                           May 31,          November 30,             to
                             1999       ----------------------  November 30,
                         (Unaudited)     1998    1997    1996     1995 (a)
                         ------------   ------  ------  ------  -------------  ---
Net Asset Value,
 Beginning of Period....    $10.74      $10.61  $10.66  $10.84     $10.34
                            ------      ------  ------  ------     ------
Investment Activities
 Net investment income..      0.18      0.50(d)   0.51    0.55       0.31
 Net realized and
  unrealized gains
  (losses) from
  investments...........     (0.19)       0.13   (0.05)  (0.15)      0.50
                            ------      ------  ------  ------     ------
 Total from Investment
  Activities............     (0.01)       0.63    0.46    0.40       0.81
                            ------      ------  ------  ------     ------
Distributions
 Net investment income..     (0.23)      (0.50)  (0.51)  (0.55)     (0.31)
 In excess of net
  realized gains........        --          --      --   (0.03)        --
                            ------      ------  ------  ------     ------
 Total Distributions....     (0.23)      (0.50)  (0.51)  (0.58)     (0.31)
                            ------      ------  ------  ------     ------
Net Asset Value, End of
 Period.................    $10.50      $10.74  $10.61  $10.66     $10.84
                            ======      ======  ======  ======     ======
Total Return (excludes
 redemption charge).....     (0.07)%(e)   6.02%   4.47%   3.85%     12.85%(b)
Ratios/Supplementary
 Data:
Net Assets at end of
 period (000)...........    $  271      $  149  $  466  $  359     $   41
Ratio of expenses to
 average net assets.....      1.67% (c)   1.67%   1.67%   1.66%      1.68%(c)
Ratio of net investment
 income to average net
 assets.................      4.41% (c)   4.67%   4.84%   5.06%      5.37%(c)
Ratio of expenses to
 average net assets*....      1.77% (c)   1.77%   1.77%   1.76%      1.78%(c)
Portfolio turnover**....      9.76%      54.57% 100.33%  53.76%     93.76%

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued. (a) Period from commencement of operations. (b) Represents total return for the Investor A Shares from December 1, 1994 to February 28, 1995 plus the total return for the Investor B Shares from March 1, 1995 to November 30, 1995. (c) Annualized.
(d) Per share net investment income has been calculated using the daily average share method. (e) Not annualized.

MERCANTILE MUTUAL FUNDS, INC.
U.S. Government Securities Portfolio

 Financial Highlights, Trust Shares

                            For the
                          period ended
                            May 31,         For the years ended November 30,
                              1999       -------------------------------------------
                          (Unaudited)     1998     1997     1996     1995     1994
                          ------------   -------  -------  -------  -------  -------
Net Asset Value, Begin-
 ning of Period.........    $  10.74     $ 10.62  $ 10.67  $ 10.85  $ 10.05  $ 11.20
                            --------     -------  -------  -------  -------  -------
Investment Activities
 Net investment income..        0.28        0.60     0.61     0.66     0.67     0.66
 Net realized and
  unrealized gains
  (losses) from invest-
  ments.................       (0.24)       0.12    (0.05)   (0.15)    0.80    (0.97)
                            --------     -------  -------  -------  -------  -------
 Total from Investment
  Activities............        0.04        0.72     0.56     0.51     1.47    (0.31)
                            --------     -------  -------  -------  -------  -------
Distributions
 Net investment income..       (0.29)      (0.60)   (0.61)   (0.66)   (0.67)   (0.66)
 In excess of net real-
  ized gains............         --          --       --     (0.03)     --     (0.18)
                            --------     -------  -------  -------  -------  -------
 Total Distributions....       (0.29)      (0.60)   (0.61)   (0.69)   (0.67)   (0.84)
                            --------     -------  -------  -------  -------  -------
Net Asset Value, End of
 Period.................    $  10.49     $ 10.74  $ 10.62  $ 10.67  $ 10.85  $ 10.05
                            ========     =======  =======  =======  =======  =======
Total Return............        0.33%(a)    6.98%    5.51%    4.88%   15.00%   (2.85%)
Ratios/Supplementary Da-
 ta:
Net Assets at end of pe-
 riod (000).............    $101,038     $93,683  $72,753  $60,079  $45,513  $33,166
Ratio of expenses to av-
 erage net assets.......        0.66%(b)    0.67%    0.67%    0.67%    0.67%    0.66%
Ratio of net investment
 income to average net
 assets.................        5.39%(b)    5.64%    5.84%    6.10%    6.36%    6.25%
Ratio of expenses to av-
 erage net assets*......        1.07%(b)    1.07%    1.07%    0.77%    0.77%    1.06%
Portfolio turnover**....        9.76%      54.57%  100.33%   53.76%   93.76%   50.00%
*During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued. (a) Not annualized. (b)
Annualized.

                            For the
                          period ended
                            May 31,         For the years ended November 30,
                              1999       -------------------------------------------
                          (Unaudited)     1998     1997     1996     1995    1994(a)
                          ------------   -------  -------  -------  -------  -------
Net Asset Value, Begin-
 ning of Period.........    $  10.70     $ 10.58  $ 10.64  $ 10.82  $ 10.02  $ 11.20
                            --------     -------  -------  -------  -------  -------
Investment Activities
 Net investment income..        0.28        0.57     0.56     0.62     0.63     0.61
 Net realized and
  unrealized gains
  (losses) from invest-
  ments.................       (0.25)       0.12    (0.04)   (0.15)    0.80    (1.00)
                            --------     -------  -------  -------  -------  -------
 Total from Investment
  Activities............        0.03        0.69     0.52     0.47     1.43    (0.39)
                            --------     -------  -------  -------  -------  -------
Distributions
 Net investment income..       (0.27)      (0.57)   (0.58)   (0.62)   (0.63)   (0.61)
 In excess of net in-
  vestment income.......         --          --       --       --       --     (0.18)
 In excess of net real-
  ized gains............         --          --       --     (0.03)     --       --
                            --------     -------  -------  -------  -------  -------
 Total Distributions....       (0.27)      (0.57)   (0.58)   (0.65)   (0.63)   (0.79)
                            --------     -------  -------  -------  -------  -------
Net Asset Value, End of
 Period.................    $  10.46     $ 10.70  $ 10.58  $ 10.64  $ 10.82  $ 10.02
                            ========     =======  =======  =======  =======  =======
Total Return............        0.27%(b)    6.67%    5.10%    4.55%   14.69%   (3.46%)
Ratios/Supplementary Da-
 ta:
Net Assets at end of pe-
 riod (000).............    $  5,315     $ 6,140  $ 7,049  $ 2,232  $   667  $    51
Ratio of expenses to av-
 erage net assets.......        0.96%(c)    0.97%    0.97%    0.96%    0.97%    0.95%
Ratio of net investment
 income to average net
 assets.................        5.09%(c)    5.34%    5.52%    5.75%    5.91%    6.54%
Ratio of expenses to av-
 erage net assets*......        1.07%(c)    1.07%    1.07%    1.06%    1.07%    1.16%
Portfolio turnover**....        9.76%      54.57%  100.33%   53.76%   93.76%   50.00%

 Financial Highlights, Institutional Shares

*During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated. **Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued. (a) On June 7, 1994, the Portfolio issued a new series of shares designated as "Institutional" Shares. The financial highlights presented for the period prior to June 7, 1994 represent financial highlights applicable to the Investor Shares. (b) Not annualized. (c) Annualized.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                Mercantile Intermediate Corporate Bond Portfolio

  Q. What were the conditions in the bond market during the six-month period ended May 31, 1999?

  A. Interest rates increased substantially during the period. Investors worried that the strong economy would ignite inflation and cause the Federal Reserve Board (the Fed) to raise the federal funds rate. Those fears were fueled by a 6% annualized economic growth rate in the fourth quarter, which resulted in part from the Fed's decision to lower interest rates three times last fall. Intermediate-term bonds were especially hard hit by rising rates. For example, the five-year Treasury rose 110 basis points, 35 basis points more than the yield on the 30-year Treasury bond.

  Q. How did you manage the Portfolio in that environment?

  A. We took advantage of the higher yields available in five-year bonds. The Portfolio began the period with 10% of its assets in bonds with durations of three to four years, and we almost doubled that weighting. Because such issues had similar maturities to the average maturity of the Portfolio, the Portfolio's average maturity stayed relatively constant. It began the period at
5.8 years and ended the period at 5.7 years.

  Q. How did you manage the Portfolio's credit quality?

  A. The overall credit rating of the Portfolio remained unchanged, at AA3. We increased the Portfolio's weighting in BAA-rated bonds from 1.7% as of December 1 to 11.8% at the end of the period. That change reflected our belief that BAA-rated bonds provided some of the market's most attractive opportunities. Such issues had been hurt by problems in foreign markets last year, and thus offered relatively high yields.*

  Q. What is your outlook for the corporate bond market and the Portfolio going forward?

  A. We think the corporate market will continue to offer a strong income advantage over Treasuries. But we expect the gap to narrow over time, so shareholders should benefit from our strategy of locking in those higher corporate yields. In particular, we will continue to purchase five-year bonds to take advantage of their high yields. We think any rate hike by the Fed already has been priced into the market. We will continue to focus on providing high levels of income to shareholders, and will not make large duration bets.
-----
* Portfolio composition is subject to change.

               Mercantile Intermediate Corporate Bond Portfolio

               [CHART INTERMEDIATE CORPORATE BOND APPEARS HERE]
Value of a $10,000 Investment
                                                              Lehman Brothers
          Investor A  Investor A                               Intermediate
 Date      (No Load)    (Load)    Trust    Institutional  Corporate Bond Index
 ----      ---------    ------    -----    -------------  --------------------
2/10/97     10,000      9,551    10,000       10,000             10,000
11/30/97    10,648     10,170    10,665       10,660             10,711
11/30/98    11,639     11,117    11,682       11,653             11,636
5/31/99     11,441     10,896    11,511       11,465             12,128


                   Average Annual Total Returns as of 5/31/99

                            1 Year      Since Inception (2/10/97)
                            ------      -------------------------
Investor A (No Load)        3.42%               6.02%
Investor A*                -1.47%               3.80%
Trust                       3.73%               6.30%
Institutional               3.42%               6.12%


*  Reflects 4.75% sales charge.


  Past performance is not predictive of future results. Investment return and principal value will fluctuate, so that shares of a particular class, when redeemed, may be worth more or less than their original cost.

  The performance of the Mercantile Intermediate Corporate Bond Portfolio is measured against the Lehman Brothers Intermediate Corporate Bond Index, an unmanaged index comprised of the Lehman Brothers Intermediate Index, including intermediate and long-term components, and sub-indices covering AAA corporate bonds, AA corporate bonds, A corporate bonds and BAA corporate bonds, each of which also includes intermediate and long-term components. Investors are unable to invest in the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. By contrast, the performance of the Portfolio shown on the graph reflects the deduction of these value-added services, as well as the deduction of a 4.75% sales charge on Investor A Shares.

MERCANTILE MUTUAL FUNDS, INC.                  Schedule of Portfolio Investments
Intermediate Corporate Bond Portfolio                   May 31, 1999 (Unaudited)

 Corporate Bonds (80.4%):

                       Security                        Principal     Market
                     Description                         Amount      Value
                     -----------                       ---------- ------------

Aerospace/Defense (1.5%):
Raytheon Co., 6.15%, 11/1/08.......................... $1,000,000 $    956,250
                                                                  ------------
Automotive (2.8%):
Ford Motor Credit, 7.50%, 1/15/03.....................    800,000      829,000
General Motors Acceptance Corp., 8.50%, 2/4/02, MTN...    500,000      528,125
General Motors Acceptance Corp., Global Bond, 6.75%,
 2/7/02...............................................    500,000      506,875
                                                                  ------------
                                                                     1,864,000
                                                                  ------------
Automotive Parts (2.6%):
Dana Corp, 6.25%, 3/1/04..............................  1,700,000    1,680,875
                                                                  ------------
Banking (6.8%):
Banc One Dayton, N.A., 6.63%, 4/15/03.................     50,000       50,313
BankAmerica Corp., 8.13%, 2/1/02......................    200,000      209,250
Bankers Trust New York, 7.25%, 1/15/03................    500,000      506,250
Chase Manhattan Corp., 7.13%, 3/1/05..................    500,000      512,500
National Westminster Bank-NY, 9.45%, 5/1/01...........    145,000      152,069
NationsBank Corp., 8.63%, 11/15/03....................    400,000      437,000
NationsBank Corp., 7.75%, 8/15/04.....................    500,000      523,750
NationsBank Corp., 6.88%, 2/15/05.....................    600,000      609,749
Norwest Corp., 6.25%, 3/15/01, MTN....................     85,000       85,319
Toronto-Dominion Bank-NY, 7.88%, 8/15/04..............    750,000      753,749
United Postal Savings, 9.00%, 7/26/99.................    300,000      301,606
Wells Fargo & Co., 8.38%, 5/15/02.....................    300,000      315,000
                                                                  ------------
                                                                     4,456,555
                                                                  ------------
Beverages (4.9%):
Anheuser-Busch Cos., Inc., 8.75%, 12/1/99.............    200,000      203,250
Anheuser-Busch Cos., Inc., 6.75%, 8/1/03..............  1,000,000    1,017,500
Brown-Forman, Corp., 7.38%, 5/10/05, MTN..............  1,000,000    1,043,750
PepsiCo, Inc., 5.75%, 1/15/08(c)......................  1,000,000      950,000
                                                                  ------------
                                                                     3,214,500
                                                                  ------------
Chemicals (3.0%):
Lubrizol Corp., 5.875%, 12/1/08.......................  1,000,000      928,750
Praxair, Inc., 6.90%, 11/1/06.........................  1,000,000    1,007,500
                                                                  ------------
                                                                     1,936,250
                                                                  ------------
Commercial Services (1.4%):
Cendant Corp., 7.75%, 12/1/03.........................    880,000      897,600
                                                                  ------------
Computer Software (1.9%):
Computer Associates, 6.25%, 4/15/03...................    275,000      266,750
Dell Computer Corp., 6.55%, 4/15/08...................  1,000,000      982,500
                                                                  ------------
                                                                     1,249,250
                                                                  ------------
Construction (2.9%):
Armstrong World, 6.35%, 8/15/03.......................  1,950,000    1,913,438
                                                                  ------------

 Corporate Bonds, continued:

                       Security                        Principal     Market
                     Description                         Amount      Value
                     -----------                       ---------- ------------

Consumer Goods & Services (0.2%):
Clorox Co., 8.80%, 7/15/01............................ $  100,000 $    105,375
Procter & Gamble, Inc., 8.00%, 11/15/03...............     50,000       53,438
                                                                  ------------
                                                                       158,813
                                                                  ------------
Electrical & Electronic (1.5%):
Applied Materials, 7.00%, 9/6/05, MTN.................  1,000,000      997,500
                                                                  ------------
Entertainment (1.5%):
Walt Disney Co., Global Bond, Series B, 6.75%,
 3/30/06..............................................  1,000,000    1,016,250
                                                                  ------------
Financial Services (14.1%):
Ameritech Capital Funding, 6.15%, 1/15/08(c)..........  2,000,000    1,957,499
Associates Corp., N.A., 6.88%, 2/1/03.................     50,000       50,816
Associates Corp., N.A., 7.23%, 5/17/06, MTN...........  1,000,000    1,030,000
Bear Stearns Co., Inc., 8.25%, 2/1/02.................    500,000      522,500
CIT Group Holdings, 6.80%, 4/17/00, MTN...............  1,000,000    1,011,940
General Electric Capital Corp., 7.66%, 8/2/04, MTN....  1,000,000    1,055,000
General Electric Capital Corp., 8.30%, 9/20/09........    745,000      830,675
General Motors Acceptance Corp., 5.75%, 11/10/03......  1,000,000      973,750
Merrill Lynch & Co., 8.00%, 6/1/07....................    500,000      538,125
Norwest Financial, Inc., 6.13%, 8/1/03................     50,000       49,563
Pitney Bowes Credit, 8.63%, 2/15/08...................  1,000,000    1,137,499
St. Paul Companies, Inc., 7.49%, 11/6/02, MTN.........     25,000       25,886
St. Paul Companies, Inc., 7.50%, 12/20/02, MTN........     50,000       51,500
                                                                  ------------
                                                                     9,234,753
                                                                  ------------
Food Products (3.7%):
Campbell Soup Co., 6.90%, 10/15/06....................  1,000,000    1,031,250
General Mills, 8.90%, 3/15/06, MTN....................  1,000,000    1,130,000
Quaker Oats Co., 9.00%, 12/7/01, MTN..................    150,000      159,144
Quaker Oats Co., 9.00%, 12/10/01, MTN.................    125,000      132,656
                                                                  ------------
                                                                     2,453,050
                                                                  ------------
Food Service (0.8%):
McDonald's Corp., 6.50%, 8/1/07, MTN..................    500,000      505,000
                                                                  ------------
Industrial Goods & Services (2.0%):
E.I. duPont de Nemours & Co., 8.50%, 2/15/03..........    200,000      208,000
E.I. duPont de Nemours & Co., 8.13%, 3/15/04..........  1,000,000    1,075,000
                                                                  ------------
                                                                     1,283,000
                                                                  ------------
Insurance (1.5%):
St Paul Companies, 6.55%, 3/18/03.....................  1,000,000      998,750
                                                                  ------------

                                   Continued

MERCANTILE MUTUAL FUNDS, INC.                  Schedule of Portfolio Investments
Intermediate Corporate Bond Portfolio                   May 31, 1999 (Unaudited)

 Corporate Bonds, continued:

                       Security                         Principal     Market
                      Description                         Amount      Value
                      -----------                       ---------- ------------

Oil & Exploration, Production & Services (2.3%):
BP America, Inc., 9.38%, 11/1/00....................... $  150,000 $    157,313
BP America, Inc., 8.50%, 4/15/01.......................    200,000      209,250
Exxon Capital Corp., 6.63%, 8/15/02....................    100,000      101,250
Texaco Capital, 7.09%, 2/1/07(c).......................  1,000,000    1,036,250
                                                                   ------------
                                                                      1,504,063
                                                                   ------------
Paper & Related (2.1%):
International Paper Co., 7.00%, 6/1/01.................  1,000,000    1,007,500
Kimberly-Clark, 8.63%, 5/1/01..........................    350,000      367,063
                                                                   ------------
                                                                      1,374,563
                                                                   ------------
Pharmaceuticals (3.5%):
Eli Lilly & Co., 6.75%, 11/15/99.......................    150,000      150,938
Eli Lilly & Co., 8.38%, 12/1/06........................  1,000,000    1,115,000
SmithKline Beecham Corp., 6.63%, 10/1/01, MTN..........  1,000,000    1,016,250
                                                                   ------------
                                                                      2,282,188
                                                                   ------------
Printing & Publishing (0.5%):
Gannett Co., 5.85%, 5/1/00.............................    300,000      300,375
                                                                   ------------
Retail Stores (4.4%):
Dillards, Inc., 5.79%, 11/15/01........................    450,000      438,750
J. C. Penney, Inc., 7.60%, 4/1/07......................  1,000,000    1,030,000
Wal-Mart Stores, Inc., 8.63%, 4/1/01...................    650,000      680,875
Wal-Mart Stores, Inc., 6.50%, 6/1/03...................    100,000      101,125
Wal-Mart Stores, Inc., 7.50%, 5/15/04..................    600,000      636,000
                                                                   ------------
                                                                      2,886,750
                                                                   ------------
Technology (1.6%):
Motorola, Inc., 7.60%, 1/1/07..........................  1,000,000    1,063,750
                                                                   ------------
Telecommunications (8.3%):
AT&T Corp., 7.13%, 1/15/02.............................     50,000       51,125
AT&T Corp., 6.75%, 4/1/04..............................  1,150,000    1,170,124
AT&T Corp., 7.00%, 5/15/05.............................    100,000      102,000
GTE California, 6.70%, 9/1/09..........................  1,000,000    1,006,250
Lucent Technologies, Inc., 7.25%, 7/15/06..............  1,000,000    1,045,000
SBC Communications, Inc., 7.25%, 7/1/02................  1,065,000    1,095,619
Southwestern Bell Telephone, 6.56%, 11/15/05, MTN......  1,000,000    1,003,750
                                                                   ------------
                                                                      5,473,868
                                                                   ------------
Transportation & Shipping (0.3%):
Union Pacific Co., 7.88%, 2/15/02......................    200,000      206,250
                                                                   ------------
Utilities (4.3%):
Laclede Gas Co., 7.50%, 11/1/07........................  1,500,000    1,595,624
National Rural Utilities, 6.45%, 4/1/01................    100,000      101,000
National Rural Utilities, 6.65%, 10/1/05...............    100,000      101,000
Pacific Gas & Electric, 6.25%, 8/1/03..................     50,000       49,875
Southern California Edison, 6.75%, 1/15/00.............    170,000      171,063
Wisconsin Power & Light, 7.00%, 6/15/07................    810,000      833,288
                                                                   ------------
                                                                      2,851,850
                                                                   ------------
TOTAL CORPORATE BONDS                                                52,759,491
                                                                   ------------

 U.S. Government Agencies (12.2%):

                      Security                         Principal     Market
                     Description                         Amount      Value
                     -----------                       ---------- ------------

Federal Farm Credit Bank (0.9%):
8.95%, 6/1/06........................................  $  500,000 $    577,745
                                                                  ------------
Federal Home Loan Mortgage Corp. (3.3%):
6.00%, 2/1/11, Gold Pool #E62600.....................     361,597      353,346
6.50%, 1/1/12, Gold Pool #E00465.....................   1,418,558    1,415,011
6.50%, 6/1/12, Pool #E67059..........................     389,808      388,833
                                                                  ------------
                                                                     2,157,190
                                                                  ------------
Federal National Mortgage Assoc. (3.9%):
7.00%, 11/1/10, Pool #328614.........................     564,186      572,649
7.00%, 6/1/11, Pool #349980..........................     678,495      688,672
6.50%, 3/1/12, Pool #372705..........................     606,331      603,864
6.50%, 3/1/12, Pool #372719..........................     683,826      681,043
                                                                  ------------
                                                                     2,546,228
                                                                  ------------
Government National Mortgage Assoc. (4.1%):
6.00%, 4/15/26, Pool #345610.........................     861,384      817,505
6.50%, 1/15/27, Pool #439817.........................     912,782      891,387
7.00%, 1/15/27, Pool #442297.........................     722,894      724,022
7.00%, 9/15/27, Pool #455304.........................     271,799      272,223
                                                                  ------------
                                                                     2,705,137
                                                                  ------------
TOTAL U.S. GOVERNMENT AGENCIES                                       7,986,300
                                                                  ------------
                                                                  ------------
 U.S. Treasury Notes (5.3%):
6.00%, 7/31/02(c)....................................   1,000,000    1,011,650
5.75%, 8/15/03.......................................      50,000       50,106
5.88%, 11/15/05(c)...................................     725,000      728,640
6.63%, 5/15/07.......................................   1,600,000    1,682,047
                                                                  ------------
TOTAL U.S. TREASURY NOTES                                            3,472,443
                                                                  ------------
                                                                  ------------
 Investment Companies (1.1%):
Federated Money Market Trust.........................     736,674      736,674
                                                                  ------------
TOTAL INVESTMENT COMPANIES                                             736,674
                                                                  ------------
 Short-Term Securities Held as Collateral (2.7%):
Repurchase agreements (2.7%):
Greenwich Capital, 4.96%, 6/1/99 (Purchased on
 5/28/99, proceeds at maturity $927,285,
 collateralized by $3,164,079 various U.S. Government
 Agency Mortgages, 0.00%-8.00%, 5/15/06-5/15/29,
 market value $945,700)..............................     927,157      927,157
Salomon Smith Barney, Inc., 4.93%, 6/1/99, (Purchased
 on 5/28/99, proceeds at maturity $834,227,
 collateralized by $$1,370,035 various GNMA, 0.50%-
 10.00%, 11/15/00-5/20/29, market value $850,795) ...     834,113      834,113
                                                                  ------------
TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL                       1,761,270
                                                                  ------------
Total Investments
 (Cost $66,771,322)(a)--101.7%..................................    66,716,178
Other assets in excess of liabilities--(1.7%)...................    (1,123,460
                                                                  ------------
TOTAL NET ASSETS--100.0%.............................             $ 65,592,718
                                                                  ============

-----
(a) Represents cost for federal income tax purposes and differs from value by net unrealized depreciation of securities as follows:

      Unrealized appreciation.... $ 700,854
      Unrealized depreciation....  (755,998)
                                  ---------
      Net unrealized deprecia-
       tion...................... $ (55,144)
                                  =========

(b) A portion of this security was loaned as of May 31, 1999.
MTN Medium Term Note
                       See notes to financial statements

MERCANTILE MUTUAL FUNDS, INC.
Intermediate Corporate Bond Portfolio

Statement of Assets and Liabilities
                                                                   May 31, 1999
                                                                    (Unaudited)
Assets:
Investments, at value (cost $65,010,052)...............            $64,954,908
Repurchase agreements, at value (cost $1,761,270)......              1,761,270
                                                                   -----------
 Total investments.....................................             66,716,178
Interest and dividends receivable......................              1,012,328
Deferred organization costs............................                 12,985
Prepaid expenses and other assets......................                  3,257
                                                                   -----------
 Total Assets..........................................             67,744,748
Liabilities:
Dividends payable...................................... $  329,514
Payable to custodian for overdraft.....................         67
Payable for return of collateral received..............  1,761,270
Accrued expenses and other payables:
 Investment advisory fees..............................     30,254
 Administration fees...................................        900
 Distribution and administrative services fees.........        379
 Custodian fees........................................      2,750
 Other liabilities.....................................     26,896
                                                        ----------
Total Liabilities......................................              2,152,030
                                                                   -----------
Net Assets:
Capital................................................             65,620,746
Undistributed net investment income....................                 16,968
Accumulated net realized gains from investment
 transactions..........................................                 10,148
Net unrealized depreciation from investments...........                (55,144)
                                                                   -----------
Net Assets.............................................            $65,592,718
                                                                   ===========
Investor A Shares
 Net Assets............................................            $   428,567
 Shares................................................                 43,619
 Redemption price per share............................                  $9.83
                                                                         =====
Maximum Sales Charge--Investor A Shares................                   4.75%
Maximum Offering Price
 (100%/(100%--Maximum Sales Charge) of net asset value
  adjusted to the nearest cent) per share..............                 $10.32
                                                                        ======
Trust Shares
 Net Assets............................................            $64,114,818
 Shares................................................              6,525,707
 Offering and redemption price per share...............                  $9.82
                                                                         =====
Institutional Shares
 Net Assets............................................            $ 1,049,333
 Shares................................................                106,785
 Offering and redemption price per share...............                  $9.83
                                                                         =====

Statement of Operations
                                             For the period ended May 31, 1999
                                                                   (Unaudited)
Investment Income:
Interest income..........................................          $ 1,973,491
Dividend income..........................................               30,207
Income from securities lending...........................                4,272
                                                                   -----------
 Total Income............................................            2,007,970
Expenses:
Investment advisory fees................................. $163,664
Administration fees......................................   59,515
Distribution and services fees, Investor A Shares........      610
Administrative services fees, Trust Shares...............   87,029
Administrative services fees, Institutional Shares.......    1,633
Accounting fees..........................................    5,831
Custodian fees...........................................   13,204
Transfer agent fees......................................    6,675
Other....................................................   12,245
                                                          --------
Total expenses before voluntary fee reductions...........              350,406
Expenses voluntarily reduced.............................             (116,786)
                                                                   -----------
Net Expenses.............................................              233,620
                                                                   -----------
Net investment income....................................            1,774,350
                                                                   -----------
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions..........               10,142
Net change in unrealized depreciation from investments...           (2,786,917)
                                                                   -----------
Net realized/unrealized losses from investments..........           (2,776,775)
                                                                   -----------
Change in net assets resulting from operations...........          $(1,002,425)
                                                                   ===========

                       See notes to financial statements

MERCANTILE MUTUAL FUNDS, INC.
Intermediate Corporate Bond Portfolio

 Statements of Changes in Net Assets

                                                         For the
                                                       year ended     For the
                                                         May 31,    period ended
                                                          1999      November 30,
                                                       (Unaudited)      1998
                                                       -----------  ------------
From Investment Activities:
Operations:
 Net investment income...............................  $ 1,774,350   $3,328,333
 Net realized gains from investment transactions.....       10,142       78,258
 Net change in unrealized depreciation from invest-
  ments..............................................   (2,786,917)   1,517,181
                                                       -----------  -----------
Change in net assets resulting from operations.......   (1,002,425)   4,923,772
                                                       -----------  -----------
Distributions to Investor A Shareholders:
 From net investment income..........................      (11,550)     (15,794)
 From net realized gains from investment transac-
  tions..............................................         (344)      (3,101)
Distributions to Trust Shareholders:
 From net investment income..........................   (1,731,989)  (3,276,426)
 From net realized gains from investment transac-
  tions..............................................      (66,984)    (497,257)
Distributions to Institutional Shareholders:
 From net investment income..........................      (30,813)     (36,113)
 From net realized gains from investment transac-
  tions..............................................       (1,354)        (309)
                                                       -----------  -----------
Change in net assets from shareholder distributions..   (1,843,034)  (3,829,000)
                                                       -----------  -----------
Change in net assets from capital transactions.......   11,692,554   10,903,630
                                                       -----------  -----------
Change in net assets.................................    8,847,095   11,998,402
Net Assets:
 Beginning of period.................................   56,745,623   44,747,221
                                                       -----------  -----------
 End of period.......................................  $65,592,718  $56,745,623
                                                       ===========  ===========

                       See notes to financial statements

MERCANTILE MUTUAL FUNDS, INC.
Intermediate Corporate Bond Portfolio

 Statement of Cash Flows

                                                                     For the
                                                                   period ended
                                                                     May 31,
                                                                       1999
                                                                   (Unaudited)
                                                                   ------------
Cash Flows from Operating Activities:
 Net investment income...........................................  $ 1,774,350
 Adjustments to reconcile net investment income to net cash used in operating activities:
 Cost of investment securities purchased.........................  (27,586,749)
 Proceeds from disposition of investment securities..............   16,119,310
 Decrease in investments purchased with cash collateral from
  securities lending.............................................    4,647,860
 Increase in dividends and interest receivable...................     (177,990)
 Decrease in payable for return of collateral received from
  securities lending.............................................   (4,647,860)
 Decrease in accrued expenses....................................         (229)
 Amortization expense on organizational costs....................        2,336
 Increase in prepaid expenses....................................       (3,257)
 Net amortization/accretion from investments.....................      (19,950)
                                                                   -----------
 Net cash used in operating activities...........................   (9,892,179)
                                                                   -----------
Cash Flows from Financing Activities:
 Proceeds from shares issued.....................................   15,077,863
 Cost of shares redeemed.........................................   (3,397,430)
 Cash distributions paid.........................................   (1,789,222)
                                                                   -----------
 Net cash provided by financing activities.......................    9,891,211
                                                                   -----------
Decrease in cash.................................................         (968)
Cash:
 Beginning balance...............................................          901
                                                                   -----------
 Ending balance..................................................  $       (67)
                                                                   ===========

Non-cash financing activities not included herein consist of reinvestment of dividends from net investment income and distributions of net realized capital gains of $195,488.
                       See notes to financial statements

MERCANTILE MUTUAL FUNDS, INC.
Intermediate Corporate Bond Portfolio

 Financial Highlights, Investor A Shares

                                 For the
                               period ended     For the
                                 May 31,       year ended  February 10, 1997 to
                                   1999       November 30,     November 30,
                               (Unaudited)        1998           1997 (a)
                               ------------   ------------ --------------------
Net Asset Value, Beginning of
 Period......................     $10.30         $10.11           $10.00
                                  ------         ------           ------
Investment Activities
 Net investment income.......       0.28           0.60             0.52
 Net realized and unrealized
  gains from investments.....      (0.45)          0.30             0.11
                                  ------         ------           ------
 Total from Investment Activ-
  ities......................      (0.17)          0.90             0.63
                                  ------         ------           ------
Distributions
 Net investment income.......      (0.29)         (0.60)           (0.52)
 Net realized gains..........      (0.01)         (0.11)              --
                                  ------         ------           ------
 Total Distributions.........      (0.30)         (0.71)           (0.52)
                                  ------         ------           ------
Net Asset Value, End of Peri-
 od..........................     $ 9.83         $10.30           $10.11
                                  ======         ======           ======
Total Return (excludes sales
 charge).....................      (1.71)%(b)      9.32%            6.48%(b)
Ratios/Supplementary Data:
Net Assets at end of period
 (000).......................     $  429         $  284           $  277
Ratio of expenses to average
 net assets..................       1.08%(c)       0.89%            0.58%(c)
Ratio of net investment in-
 come to average net assets..       5.68%(c)       5.92%            6.52%(c)
Ratio of expenses to average
 net assets*.................       1.18%(c)       1.19%            1.31%(c)
Portfolio turnover**.........       3.09%          9.65%           61.98%

*During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated. **Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued. (a) Period from commencement of operations. (b) Not annualized. (c) Annualized.

 Financial Highlights, Trust Shares

                                For the
                              period ended      For the
                                May 31,        year ended  February 10, 1997 to
                                  1999        November 30,     November 30,
                              (Unaudited)         1998           1997 (a)
                              ------------    ------------ --------------------
Net Asset Value, Beginning
 of Period..................    $ 10.29         $ 10.11          $ 10.00
                                -------         -------          -------
Investment Activities
 Net investment income......       0.30            0.63             0.53
 Net realized and unrealized
  gains from investments....      (0.46)           0.29             0.11
                                -------         -------          -------
 Total from Investment Ac-
  tivities..................      (0.16)           0.92             0.64
                                -------         -------          -------
Distributions
 Net investment income......      (0.30)          (0.63)           (0.53)
 Net realized gains.........      (0.01)          (0.11)              --
                                -------         -------          -------
 Total Distributions........      (0.31)          (0.74)           (0.53)
                                -------         -------          -------
Net Asset Value, End of Pe-
 riod.......................    $  9.82         $ 10.29          $ 10.11
                                =======         =======          =======
Total Return................      (1.46)%(b)       9.53%            6.65%(b)
Ratios/Supplementary Data:
Net Assets at end of period
 (000)......................    $64,115         $55,337          $44,443
Ratio of expenses to average
 net assets.................       0.78%(c)        0.60%            0.29%(c)
Ratio of net investment in-
 come to average net as-
 sets.......................       5.97%(c)        6.23%            6.90%(c)
Ratio of expenses to average
 net assets*................       1.18%(c)        1.19%            1.32%(c)
Portfolio turnover**........       3.09%           9.65%           61.98%

*During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated. **Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued. (a) Period from commencement of operations. (b) Not annualized. (c) Annualized.

MERCANTILE MUTUAL FUNDS, INC.
Intermediate Corporate Bond Portfolio

 Financial Highlights, Institutional Shares

                                 For the
                               period ended     For the
                                 May 31,       year ended  February 10, 1997 to
                                   1999       November 30,     November 30,
                               (Unaudited)        1998           1997 (a)
                               ------------   ------------ --------------------
Net Asset Value, Beginning of
 Period......................     $10.29         $10.11           $10.00
                                  ------         ------           ------
Investment Activities
 Net investment income.......       0.29           0.61             0.53
 Net realized and unrealized
  gains from investments.....      (0.45)          0.29             0.11
                                  ------         ------           ------
 Total from Investment
  Activities.................      (0.16)          0.90             0.64
                                  ------         ------           ------
Distributions
 Net investment income.......      (0.29)         (0.61)           (0.53)
 Net realized gains..........      (0.01)         (0.11)              --
                                  ------         ------           ------
 Total Distributions.........      (0.30)         (0.72)           (0.53)
                                  ------         ------           ------
Net Asset Value, End of Peri-
 od..........................     $ 9.83         $10.29           $10.11
                                  ======         ======           ======
Total Return.................      (1.61)%(b)      9.32%            6.60%(b)
Ratios/Supplementary Data:
Net Assets at end of period
 (000).......................     $1,049         $1,124           $   27
Ratio of expenses to average
 net assets..................       1.08%(c)       1.07%            0.29%(c)
Ratio of net investment in-
 come to average net assets..       5.66%(c)       5.72%            7.06%(c)
Ratio of expenses to average
 net assets*.................       1.18%(c)       1.18%            1.31%(c)
Portfolio turnover**.........       3.09%          9.65%           61.98%

 *During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated. **Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued. (a) Period from commencement of operations. (b) Not annualized. (c) Annualized.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                        Mercantile Bond Index Portfolio

  Q. What were the conditions in the bond market during the six months ended May 31, 1999?

  A. Interest rates rose steadily during the period. Investors feared that a strong economy would force the Federal Reserve Board (the Fed) to raise interest rates to hold off inflation. Those fears were fueled by a 6% annualized economic growth rate in the fourth quarter, which stemmed in part from the Fed's decision to lower interest rates three times last fall.

  Yields on short-to-intermediate-term bonds rose dramatically. For example, yields on two-year Treasury notes rose from 4.52% to 5.40% and yields on five-year Treasuries rose from 4.48% to 5.58%.

  Q. How did the Portfolio perform during the period?

  A. The Portfolio slightly lagged its benchmark, the Lehman Brothers Aggregate Bond Index, after outperforming it during the previous six-month period. The benchmark includes 7,524 securities, including some bonds that are not available in the market. For example, the benchmark includes high-coupon mortgage-backed securities, which performed very well during the period and were not available for purchase. In general, the benchmark outperforms the Portfolio in periods of rising interest rates, because of its inclusion of issues that perform well in such environments, such as high-coupon mortgage-backed securities and callable corporate bonds. Such short-term disparities between the Portfolio and its benchmark tend to even out over the long term.

  Q. What is your outlook for the bond market and the Portfolio going forward?

  A. We believe the market already has discounted an increase in the federal funds rate. A more restrictive monetary policy could actually lead to a rally in the bond market, since such a rate increase would lessen the likelihood of inflation. Regardless of short-term moves, we will continue to track any changes in the benchmark to meet the Portfolio's long-term objective.

                        Mercantile Bond Index Portfolio

                       [CHART OF BOND INDEX APPEARS HERE]
Value of a $10,000 Investment
                                                              Lehman Brothers
          Investor A  Investor A                                Aggregate
 Date      (No Load)    (Load)*   Trust    Institutional       Bond Index
 ----      ---------    ------    -----    -------------  --------------------
2/10/97     10,000       9,747   10,000       10,000            10,000
11/30/97    10,693      10,422   10,715       10,720            10,823
11/30/98    11,695      11,398   11,754       11,733            11,846
5/31/99     11,551      11,001   11,626       11,588            12,360

                   Average Annual Total Returns as of 5/31/99
                           1 Year         Since Inception (2/10/97)
                           ------         -------------------------
Investor A (No Load)       3.97%                6.46%
Investor A*               -0.97%                4.23%
Trust                      4.28%                6.77%
Institutional              3.97%                6.61%

*  Reflects 4.75% sales charge.



  Past performance is not predictive of future results. Investment return and principal value will fluctuate, so that shares of a particular class, when redeemed, may be worth more or less than their original cost.

  The performance of the Mercantile Bond Index Portfolio is measured against the Lehman Brothers Aggregate Bond Index, an unmanaged index comprised of the Lehman Brothers Government/Corporate Bond Index and two Lehman Brothers asset-backed securities indices. Investors are unable to invest in the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. By contrast, the performance of the Portfolio shown on the graph reflects the deduction of these value-added services, as well as the deduction of a 4.75% sales charge on Investor A Shares.

MERCANTILE MUTUAL FUNDS, INC.                  Schedule of Portfolio Investments
Bond Index Portfolio                                    May 31, 1999 (Unaudited)

Corporate Bonds (26.3%)
                       Security                         Principal     Market
                     Description                          Amount      Value
                     -----------                        ---------- ------------

Aerospace/Defense (1.2%):
Raytheon Co., 6.45%, 8/15/02..........................  $2,595,000 $  2,601,488
                                                                   ------------
Automotive (2.5%):
Ford Motor Credit Co., 7.75%, 11/15/02................   1,000,000    1,045,000
Ford Motor Credit Corp., Global Bond, 7.00%, 9/25/01..   2,000,000    2,042,500
General Motors Corp., 8.88%, 5/15/03..................   2,000,000    2,152,500
                                                                   ------------
                                                                      5,240,000
                                                                   ------------
Automotive Parts (0.9%):
Dana Corp, 6.25%, 3/1/04..............................   2,000,000    1,977,500
                                                                   ------------
Beverages (1.5%):
PepsiCo, Inc., 6.80%, 5/15/00, MTN....................   3,000,000    3,026,250
                                                                   ------------
Commercial Services (1.0%):
Cendant Corp., 7.75%, 12/1/03.........................   2,000,000    2,040,000
                                                                   ------------
Computer Software (0.9%):
Computer Associates, 6.25%, 4/15/03...................   1,000,000      970,000
Dell Computer Corp., 6.55%, 4/15/08...................   1,000,000      982,500
                                                                   ------------
                                                                      1,952,500
                                                                   ------------
Construction (0.5%):
Armstrong World, 6.35%, 8/15/03.......................   1,000,000      981,250
                                                                   ------------
Consumer Goods & Services (0.4%):
Motorola, Inc., 6.50%, 11/15/28.......................   1,000,000      922,500
                                                                   ------------
Entertainment (1.0%):
Walt Disney Co., Global Bond, Series A, 6.38%,
 3/30/01..............................................   1,000,000    1,008,750
Walt Disney Co., Global Bond, Series B, 6.75%,
 3/30/06..............................................   1,000,000    1,016,250
                                                                   ------------
                                                                      2,025,000
                                                                   ------------
Financial Services (7.1%):
American Express Credit, 6.50%, 8/1/00 (b)............   1,800,000    1,815,570
CIT Group Holdings, 5.85%, 4/9/01, MTN................   3,000,000    2,988,750
Morgan Stanley Dean Witter, 6.75%, 8/15/00............   1,500,000    1,518,015
General Electric Capital Corp., 8.85%, 4/1/05.........   2,000,000    2,217,500
Household Finance Corp., 7.45%, 4/1/00, Guaranteed by
 Household International..............................   1,000,000    1,012,620
Household Finance Corp., 8.38%, 11/15/01..............   1,000,000    1,047,500
Household Finance Corp., 6.88%, 3/1/07................   1,000,000    1,001,250
Merrill Lynch & Co., 6.70%, 8/1/00....................   2,000,000    2,023,960
Merrill Lynch & Co., 8.00%, 2/1/02....................   1,000,000    1,042,500
                                                                   ------------
                                                                     14,667,665
                                                                   ------------
Food Products (2.4%):
Campbell Soup Co., 6.90%, 10/15/06....................   1,000,000    1,031,250
Sara Lee, 5.75%, 7/14/00, MTN.........................   4,000,000    4,000,000
                                                                   ------------
                                                                      5,031,250
                                                                   ------------

Corporate Bonds, continued
                      Security                        Principal     Market
                     Description                        Amount      Value
                     -----------                      ---------- ------------

Industrial Goods & Services (0.5%):
E.I. duPont de Nemours & Co., 6.75%, 9/1/07.......... $1,000,000 $  1,021,250
                                                                 ------------
Paper & Related (1.0%):
International Paper Co., 7.00%, 6/1/01...............  2,000,000    2,015,000
                                                                 ------------
Retail Stores (2.4%):
Dillards, Inc., 5.79%, 11/15/01......................  3,000,000    2,925,000
Wal-Mart Stores, Inc., 9.10%, 7/15/00................  2,000,000    2,075,000
                                                                 ------------
                                                                    5,000,000
                                                                 ------------
Telecommunications (3.0%):
Bell Telephone Co. of Pennsylvania, 8.75%, 8/15/31...  1,000,000    1,203,750
Lucent Technologies, Inc., 6.90%, 7/15/01............  3,000,000    3,060,000
Northern Telecom Ltd., 6.88%, 10/1/02................  1,000,000    1,020,000
SBC Communications, Inc., 7.25%, 7/1/02 (b)..........  1,000,000    1,028,750
                                                                 ------------
                                                                    6,312,500
                                                                 ------------
TOTAL CORPORATE BONDS                                              54,814,153
                                                                 ------------
U.S. Government Agencies (37.9%):
Federal Home Loan Bank (7.2%):
5.52%, 4/9/01, Series 3101...........................  4,000,000    3,990,280
5.75%, 4/30/01, Series 4901..........................  1,000,000    1,001,730
6.67%, 1/8/07, Series I-07...........................  1,000,000    1,024,720
5.67%, 9/11/08, Series KS08..........................  3,000,000    2,871,420
5.50%, 11/1/13.......................................  2,416,743    2,311,760
5.50%, 12/1/13, Pool #E00598.........................  1,970,888    1,885,272
6.00%, 3/1/29........................................  1,993,874    1,899,165
                                                                 ------------
                                                                   14,984,347
                                                                 ------------
Federal Home Loan Mortgage Corp. (12.8%):
8.50%, 10/1/01, Pool #200055.........................     19,492       20,095
9.00%, 3/1/03, Pool #380019..........................     83,836       86,980
9.00%, 5/1/03, Pool #380021..........................     28,788       29,867
7.50%, 11/1/09, Gold Pool #M30082....................  1,489,241    1,530,657
7.00%, 11/1/10, Gold Pool #E62010....................    256,559      260,646
7.00%, 11/1/10, Gold Pool #E20202....................    228,061      231,694
6.00%, 2/1/11, Gold Pool #E62600.....................    361,597      353,346
6.00%, 3/1/11, Gold Pool #E63503.....................    771,171      753,573
6.00%, 4/1/11, Gold Pool #E63515.....................    682,496      666,921
6.00%, 6/1/11, Gold Pool #E00439.....................    749,028      731,935
7.00%, 7/1/11, Gold Pool #E20252.....................    708,393      719,678
6.00%, 3/1/12, Gold Pool #E66538.....................  1,139,421    1,113,419
7.50%, 9/1/12, Gold Pool #G10735.....................  1,505,720    1,547,594
6.00%, 3/1/13, Pool #E69425..........................    858,939      839,338
6.00%, 3/1/13, Gold Pool #E69338.....................    911,474      890,674
6.00%, 4/1/13, Gold Pool #E70028.....................    895,933      875,488
6.00%, 4/1/13, Pool #E00543..........................  1,818,302    1,776,808
6.50%, 10/1/13, Gold Pool #E00574....................  1,844,795    1,840,182
5.50%, 11/1/13, Gold Pool #E73355....................    958,356      916,725
5.50%, 11/1/13, Gold Pool #E72928....................    978,471      935,966
5.50%, 12/1/13, Gold Pool #E73342....................    967,212      925,196
6.00%, 2/1/26, Gold Pool #D68286.....................    197,933      188,531
6.00%, 3/1/26, Gold Pool #C80393.....................  1,994,784    1,900,033

                                   Continued

MERCANTILE MUTUAL FUNDS, INC.                  Schedule of Portfolio Investments
Bond Index Portfolio                                    May 31, 1999 (Unaudited)

U.S. Government Agencies, continued
                      Security                        Principal     Market
                     Description                        Amount      Value
                     -----------                      ---------- ------------

Federal Home Loan Mortgage Corp., continued
6.00%, 4/1/26, Gold Pool #C80395..................... $  101,249 $     96,440
6.00%, 4/1/26, Gold Pool #D70405.....................    296,805      282,707
6.00%, 4/1/26, Gold Pool #D70772.....................    369,439      351,890
8.00%, 11/1/26, Gold Pool #D76134....................    207,411      215,448
6.00%, 12/1/26, Gold Pool #C80465....................    785,141      747,847
6.00%, 12/1/26, Gold Pool #D76870....................     23,162       22,062
8.00%, 12/1/26, Gold Pool #D76906....................    246,693      256,253
8.00%, 12/1/26, Gold Pool #D76530....................    358,945      372,854
7.00%, 1/1/27, Gold Pool #D77720.....................  1,475,654    1,479,801
7.00%, 1/1/27, Gold Pool #D77743.....................    606,953      608,658
8.00%, 1/1/27, Gold Pool #C00490.....................    410,957      426,882
6.00%, 1/1/29, Gold Pool #C00702.....................  2,974,571    2,833,278
                                                                 ------------
                                                                   26,829,466
                                                                 ------------
Federal National Mortgage Assoc. (12.1%):
6.00%, 11/1/00, Pool #190070.........................    336,847      333,900
7.50%, 2/11/02.......................................  4,970,000    5,171,038
6.00%, 5/1/11, Pool #337194..........................    729,252      711,699
6.00%, 2/1/12, Pool #250917..........................    813,942      794,350
6.00%, 3/1/12, Pool #373131..........................    820,032      800,294
6.00%, 3/1/12, Pool #374638..........................    723,763      706,342
6.00%, 3/1/12, Pool #359504..........................    842,939      822,649
7.50%, 3/1/12, Pool #250858..........................  1,465,721    1,506,028
6.00%, 4/1/13, Pool #414671..........................    943,695      920,980
5.50%, 11/1/13, Pool #449032.........................    974,729      931,471
6.00%, 11/1/13, Pool #323379.........................    941,060      918,409
5.50%, 1/1/14, Pool #482515..........................  1,958,484    1,871,567
6.50%, 03/1/14, Pool # 252346a.......................  1,965,508    1,957,509
6.00%, 10/1/26, Pool #368935.........................  1,300,116    1,237,139
9.00%, 10/1/26, Pool #358137.........................     86,101       91,348
9.00%, 10/1/26, Pool #361800.........................    128,057      135,859
9.00%, 10/1/26, Pool #353671.........................    164,202      174,206
9.00%, 11/1/26, Pool #364453.........................    273,819      290,502
9.00%, 11/1/26, Pool #358703.........................    100,526      106,651
9.00%, 12/1/26, Pool #368686.........................    152,413      161,699
6.00%, 1/1/28, Pool #398195..........................    968,620      921,700
6.00%, 1/1/28, Pool #402874..........................    889,014      845,950
6.00%, 12/1/28.......................................  1,970,607    1,875,150
6.00%, 1/1/29, Pool 481539a..........................  1,969,618    1,874,210
                                                                 ------------
                                                                   25,160,650
                                                                 ------------
Government National Mortgage Assoc. (5.8%):
7.50%, 4/15/02, Pool #210173.........................     78,191       80,781
7.50%, 7/15/02, Pool #216193.........................     12,598       13,015
7.50%, 7/15/08, Pool #349404.........................    268,292      277,178
7.50%, 8/15/10, Pool #413412.........................     89,907       92,884
7.50%, 9/15/10, Pool #413117.........................     74,697       77,170
7.50%, 11/15/10, Pool #415775........................    237,341      245,202
6.00%, 3/15/11, Pool #425964.........................     43,787       42,787
6.50%, 3/15/11, Pool #419123.........................     20,056       20,056
6.00%, 4/15/11, Pool #393849.........................    391,973      383,028
6.00%, 4/15/11, Pool #429397.........................    432,903      423,024
6.00%, 4/15/11, Pool #421800.........................     45,382       44,346
6.00%, 5/15/11, Pool #421871.........................    539,757      527,440
6.00%, 5/15/11, Pool #432659.........................    419,551      409,977
6.00%, 5/15/11, Pool #345647.........................     45,095       44,066
6.50%, 5/15/11, Pool #412598.........................    460,450      460,450
6.50%, 5/15/11, Pool #432640.........................    284,235      284,235
6.00%, 6/15/11, Pool #423828.........................    254,212      248,411

U.S. Government Agencies, continued
                       Security                         Principal     Market
                      Description                         Amount      Value
                      -----------                       ---------- ------------

Government National Mortgage Assoc., continued
6.00%, 6/15/11, Pool #406582........................... $  243,376 $    237,823
6.50%, 6/15/11, Pool #426173...........................    418,676      418,676
6.50%, 8/15/11, Pool #421746...........................    290,422      290,422
6.50%, 2/15/12, Pool #393334...........................    358,385      358,385
6.50%, 3/15/12, Pool #399161...........................    357,927      357,927
7.50%, 7/15/12, Pool #447382...........................    664,302      686,303
8.50%, 11/15/21, Pool #297863..........................    129,086      136,348
8.00%, 5/15/23, Pool #350495...........................    220,610      229,364
9.00%, 5/15/25, Pool #386743...........................    309,831      330,549
9.00%, 5/15/25, Pool #401372...........................    129,787      138,466
9.50%, 8/15/25, Pool #414557...........................    109,119      117,644
7.50%, 10/15/25, Pool #366152..........................    327,966      335,650
7.50%, 10/15/25, Pool #366154..........................    386,905      395,971
6.50%, 3/15/26, Pool #419578...........................     59,675       58,276
6.50%, 4/15/26, Pool #422656...........................    847,721      827,850
6.50%, 5/15/26, Pool #428852...........................     75,406       73,638
6.50%, 6/15/26, Pool #423801...........................    698,696      682,319
7.00%, 8/20/26, Pool #2266.............................    443,848      442,597
9.50%, 9/15/26, Pool #438724...........................    193,553      208,673
9.50%, 10/15/26, Pool #436991..........................     55,912       60,280
9.50%, 10/15/26, Pool #438728..........................    132,913      143,296
9.50%, 11/15/26, Pool #436994..........................    113,488      122,354
9.50%, 11/15/26, Pool #438731..........................    231,414      249,492
7.00%, 9/15/27, Pool #455304...........................    452,999      453,705
7.00%, 8/15/28, Pool #482697...........................    958,675      960,170
                                                                   ------------
                                                                     11,990,228
                                                                   ------------
TOTAL U.S. GOVERNMENT AGENCIES                                       78,964,691
                                                                   ------------
U.S. Treasury Bonds (16.9%):
12.00%, 8/15/13, Callable on 8/15/08 @ 100 (b).........  2,055,000    2,918,963
7.50%, 11/15/16........................................  1,250,000    1,431,913
8.75%, 5/15/17 (b).....................................  1,500,000    1,924,185
8.13%, 8/15/19 (b).....................................  6,000,000    7,375,320
8.75%, 8/15/20 (b).....................................  2,000,000    2,616,920
7.63%, 11/15/22 (b)....................................  4,600,000    5,462,316
6.25%, 8/15/23 (b).....................................  3,000,000    3,060,000
6.00%, 2/15/26 (b)..................................... 10,500,000   10,429,650
                                                                   ------------
TOTAL U.S. TREASURY BONDS                                            35,219,267
                                                                   ------------
U.S. Treasury Notes (17.1%):
5.75%, 10/31/00 (b)....................................    700,000      704,291
5.50%, 12/31/00 (b)....................................  8,000,000    8,017,520
6.38%, 9/30/01 (b).....................................  4,000,000    4,077,800
5.875%, 11/30/01 (b)...................................  3,000,000    3,026,580
6.00%, 7/31/02 (b).....................................  4,000,000    4,046,600
5.88%, 9/30/02 (b).....................................  2,100,000    2,115,855
5.75%, 8/15/03 (b).....................................  2,930,000    2,936,182
7.25%, 5/15/04 (b).....................................  2,190,000    2,332,679
6.63%, 5/15/07.........................................  2,750,000    2,891,020
6.13%, 8/15/07 (b).....................................  3,000,000    3,060,660
5.63%, 5/15/08 (b).....................................  2,500,000    2,476,550
                                                                   ------------
TOTAL U.S. TREASURY NOTES                                            35,685,737
                                                                   ------------

                                   Continued

MERCANTILE MUTUAL FUNDS, INC.                  Schedule of Portfolio Investments
Bond Index Portfolio                                    May 31, 1999 (Unaudited)

Investment Companies (1.1%):
                      Security                       Principal     Market
                    Description                        Amount      Value
                    -----------                      ---------- ------------

Federated Money Market Trust........................ $2,238,841 $  2,238,841
                                                                ------------
TOTAL INVESTMENT COMPANIES                                         2,238,841
                                                                ------------
Short-Term Securities Held as Collateral (5.5%):
Repurchase agreements (5.5%):
 Greenwich Capital, 4.96%, 6/1/99 (Purchased on
  5/28/99, proceeds at maturity $5,980,888,
  collateralized by $20,407,976 various U.S.
  Government Agency Mortgages, 0.00%-8.00%, 5/15/06-
  5/15/29, market value $6,099,665).................  5,980,064    5,980,064
 Salomon Smith Barney, Inc., 4.93%, 6/1/99 Purchased
  on 5/28/99, proceeds at maturity $5,380,678,
  collateralized by $8,836,581 various GNMA, 0.50%-
  10.00%, 11/15/00-5/20/99, market value
  $5,487,540).......................................  5,379,941    5,379,941
                                                                ------------
TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL                    11,360,005
                                                                ------------
TOTAL INVESTMENTS
 (Cost $217,858,236)(a)--104.8%................................  218,282,694
Liabilities in excess of other assets--(4.8%)..................   (9,936,628)
                                                                ------------
TOTAL NET ASSETS -- 100.0%..................................... $208,346,066
                                                                ============

-----
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation............................................ $ 2,984,830
Unrealized depreciation............................................  (2,560,372)
                                                                    -----------
Net unrealized appreciation........................................ $   424,458
                                                                    ===========

(b) A portion of this security was loaned as of May 31, 1999.

MTN Medium Term Note
                       See notes to financial statements

MERCANTILE MUTUAL FUNDS, INC.
Bond Index Portfolio

Statement of Assets and Liabilities
                                                                    May 31, 1999
                                                                     (Unaudited)

Assets:
Investments, at value (cost $206,498,231)............             $206,922,689
Repurchase agreements, at value (cost $11,360,005)...               11,360,005
                                                                  ------------
 Total Investments...................................              218,282,694
Cash.................................................                      379
Interest and dividends receivable....................                2,524,289
Receivable for investments sold......................                    8,389
Deferred organization costs..........................                    7,783
Prepaid expenses and other assets....................                    8,144
                                                                  ------------
 Total Assets........................................              220,831,678
Liabilities:
Dividends payable.................................... $ 1,023,428
Payable for return of collateral received............  11,360,005
Accrued expenses and other payables:
 Investment advisory fees............................      52,566
 Administration fees.................................       2,851
 Distribution and administrative services fees.......       5,920
 Custodian fees......................................       8,761
 Other liabilities...................................      32,081
                                                      -----------
 Total Liabilities...................................               12,485,612
                                                                  ------------
Net Assets:
Capital..............................................              207,821,651
Distributions in excess of net investment income.....                      (67)
Accumulated net realized gains from investment
 transactions........................................                  100,024
Net unrealized appreciation from investments.........                  424,458
                                                                  ------------
Net Assets...........................................             $208,346,066
                                                                  ============
Investor A Shares
 Net Assets..........................................             $  1,480,244
 Shares..............................................                  148,223
 Redemption price per share..........................                    $9.99
                                                                         =====
Maximum Sales Charge--Investor A Shares..............                     4.75%
 Maximum Offering Price (100%/(100%--Maximum Sales
  Charge) of net asset value adjusted to the nearest
  cent) per share....................................                   $10.49
                                                                        ======
Trust Shares
 Net Assets..........................................             $185,037,650
 Shares..............................................               18,546,328
 Offering and redemption price per share.............                    $9.98
                                                                         =====
Institutional Shares
 Net Assets..........................................             $ 21,828,172
 Shares..............................................                2,185,863
 Offering and redemption price per share.............                    $9.99
                                                                         =====

Statement of Operations
                                               For the period ended May 31, 1999
                                                                     (Unaudited)

Investment Income:
Interest income..........................................          $ 6,039,488
Dividend income..........................................               62,685
Income from securities lending...........................               24,896
                                                                   -----------
 Total Income............................................            6,127,069
Expenses:
Investment advisory fees................................. $287,715
Administration fees......................................  191,811
Distribution and services fees, Investor A Shares........    1,635
Administrative services fees, Trust Shares...............  259,749
Administrative services fees, Institutional Shares.......   26,332
Accounting fees..........................................   11,761
Custodian fees...........................................   42,538
Transfer agent fees......................................   23,880
Other....................................................   34,763
                                                          --------
 Total expenses before voluntary fee reductions..........              880,184
 Expenses voluntarily reduced............................             (355,652)
                                                                   -----------
 Net Expenses............................................              524,532
                                                                   -----------
Net investment income....................................            5,602,537
                                                                   ===========
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions..........               99,992
Net change in unrealized appreciation from investments...           (8,050,184)
                                                                   -----------
Net realized/unrealized losses from investments..........           (7,950,192)
                                                                   -----------
Change in net assets resulting from operations...........          $(2,347,655)
                                                                   ===========

                       See notes to financial statements

MERCANTILE MUTUAL FUNDS, INC.
Bond Index Portfolio


 Statements of Changes in Net Assets

                                                     For the
                                                   period ended    For the
                                                     May 31,      year ended
                                                       1999      November 30,
                                                   (Unaudited)       1998
                                                   ------------  ------------
 From Investment Activities:
 Operations:
  Net investment income........................... $  5,602,537  $  9,741,081
  Net realized gains (losses) from investment
   transactions...................................       99,992     1,044,169
  Net change in unrealized appreciation from
   investments....................................   (8,050,184)    3,948,766
                                                   ------------  ------------
 Change in net assets resulting from operations...   (2,347,655)   14,734,016
                                                   ------------  ------------
 Distributions to Investor A Shareholders:
  From net investment income......................      (30,549)      (10,279)
  From net realized gains from investment
   transactions...................................       (1,719)         (187)
 Distributions to Trust Shareholders:
  From net investment income......................   (5,080,319)   (9,482,085)
 From net realized gains from investment
  transactions....................................     (827,000)     (472,456)
 Distributions to Institutional Shareholders:
 From net investment income.......................     (491,736)     (248,717)
 From net realized gains from investment
  transactions....................................      (30,702)          (94)
                                                   ------------  ------------
 Change in net assets from shareholder
  distributions...................................   (6,462,025)  (10,213,818)
                                                   ------------  ------------
 Change in net assets from capital transactions...   40,369,439    33,865,038
                                                   ------------  ------------
 Change in net assets.............................   31,559,759    38,385,236
 Net Assets:
 Beginning of period..............................  176,786,307   138,401,071
                                                   ------------  ------------
 End of period.................................... $208,346,066  $176,786,307
                                                   ============  ============

                       See notes to financial statements

MERCANTILE MUTUAL FUNDS, INC.
Bond Index Portfolio


 Statement of Cash Flows

                                                                     For the
                                                                   period ended
                                                                     May 31,
                                                                       1999
                                                                   (Unaudited)
                                                                   ------------
Cash Flows from Operating Activities:
 Net investment income...........................................  $  5,602,537
 Adjustments to reconcile net investment income to net cash used in operating activities:
 Cost of investment securities purchased.........................   (88,444,721)
 Proceeds from disposition of investment securities..............    49,236,232
 Decrease in investments purchased with cash collateral from
  securities lending.............................................    11,183,850
 Increase in dividends and interest receivable...................      (486,805)
 Decrease in payable for return of collateral received from
  securities lending.............................................   (11,183,850)
 Increase in accrued expenses....................................        16,324
 Amortization expense on organizational costs....................         1,494
 Increase in prepaid expenses....................................        (8,144)
 Net amortization/accretion from investments.....................       (36,871)
                                                                   ------------
 Net cash used in operating activities...........................   (34,119,954)
                                                                   ------------
Cash Flows from Financing Activities:
 Proceeds from shares issued.....................................    50,708,718
 Cost of shares redeemed.........................................   (10,339,713)
 Cash distributions paid.........................................    (6,279,321)
                                                                   ------------
 Net cash provided by financing activities.......................    34,089,684
                                                                   ------------
Decrease in cash.................................................       (30,270)
Cash:
 Beginning balance...............................................        30,649
                                                                   ------------
 Ending balance..................................................  $        379
                                                                   ============

Non-cash financing activities not included herein consist of reinvestment of dividends from net investment income and distributions of net realized capital gains of $653,226.
                       See notes to financial statements

MERCANTILE MUTUAL FUNDS, INC.
Bond Index Portfolio

 Financial Highlights, Investor A Shares

                                For the
                              period ended      For the
                                May 31,        year ended  February 10, 1997 to
                                  1999        November 30,     November 30,
                              (Unaudited)         1998           1997 (a)
                              ------------    ------------ --------------------
Net Asset Value, Beginning
 of Period..................    $  10.45        $  10.17         $  10.00
                                --------        --------         --------
Investment Activities
 Net investment income......        0.28            0.61             0.50
 Net realized and unrealized
  gains from investments....       (0.41)           0.31             0.17
                                --------        --------         --------
 Total from Investment
  Activities................       (0.13)           0.92             0.67
                                --------        --------         --------
Distributions
 Net investment income......       (0.28)          (0.61)           (0.50)
 Net realized gains.........       (0.05)          (0.03)              --
                                --------        --------         --------
 Total Distributions........       (0.33)          (0.64)           (0.50)
                                --------        --------         --------
Net Asset Value, End of
 Period.....................    $   9.99        $  10.45         $  10.17
                                ========        ========         ========
Total Return (excludes sales
 charge)....................       (1.23)%(b)       9.36%            6.93%(b)
Ratios/Supplementary Data:
Net Assets at end of period
 (000)......................    $  1,480        $    364         $     55
Ratio of expenses to average
 net assets.................        0.82%(c)        0.77%            0.54%(c)
Ratio of net investment
 income to average net
 assets.....................        5.61%(c)        5.81%            6.71%(c)
Ratio of expenses to average
 net assets*................        0.92%(c)        0.93%            0.95%(c)
Portfolio turnover**........        6.45%          33.37%           46.16%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued. (a) Period from commencement of operations. (b) Not annualized. (c) Annualized.

 Financial Highlights, Trust Shares

                                For the
                              period ended      For the
                                May 31,        year ended  February 10, 1997 to
                                  1999        November 30,     November 30,
                              (Unaudited)         1998           1997 (a)
                              ------------    ------------ --------------------
Net Asset Value, Beginning
 of Period..................    $  10.44        $  10.16         $  10.00
                                --------        --------         --------
Investment Activities
 Net investment income......        0.30            0.65             0.53
 Net realized and unrealized
  gains from investments....       (0.41)           0.30             0.16
                                --------        --------         --------
 Total from Investment
  Activities................       (0.11)           0.95             0.69
                                --------        --------         --------
Distributions
 Net investment income......       (0.30)          (0.64)           (0.53)
 Net realized gains.........       (0.05)          (0.03)              --
                                --------        --------         --------
 Total Distributions........       (0.35)          (0.67)           (0.53)
                                --------        --------         --------
Net Asset Value, End of
 Period.....................    $   9.98        $  10.44         $  10.16
                                ========        ========         ========
Total Return................       (1.09)%(b)       9.69%            7.15%(b)
Ratios/Supplementary Data:
Net Assets at end of period
 (000)......................    $185,038        $169,388         $138,319
Ratio of expenses to average
 net assets.................        0.52%(c)        0.42%            0.23%(c)
Ratio of net investment
 income to average net
 assets.....................        5.87%(c)        6.20%            6.92%(c)
Ratio of expenses to average
 net assets*................        0.92%(c)        0.93%            0.94%(c)
Portfolio turnover**........        6.45%          33.37%           46.16%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued. (a) Period from commencement of operations. (b) Not annualized. (c) Annualized.

MERCANTILE MUTUAL FUNDS, INC.
Bond Index Portfolio

 Financial Highlights, Institutional Shares

                                       For the
                                     period ended      For the    February 10,
                                       May 31,        year ended    1997 to
                                         1999        November 30, November 30,
                                     (Unaudited)         1998       1997 (a)
                                     ------------    ------------ ------------
Net Asset Value, Beginning of
 Period............................    $ 10.45          $10.17       $10.00
                                       -------          ------       ------
Investment Activities
 Net investment income.............       0.28            0.62         0.53
 Net realized and unrealized gains
  from investments.................      (0.41)           0.31         0.17
                                       -------          ------       ------
 Total from Investment Activities..      (0.13)           0.93         0.70
                                       -------          ------       ------
Distributions
 Net investment income.............      (0.28)          (0.62)       (0.53)
 Net realized gains................      (0.05)          (0.03)          --
                                       -------          ------       ------
 Total Distributions...............      (0.33)          (0.65)       (0.53)
                                       -------          ------       ------
Net Asset Value, End of Period.....    $  9.99          $10.45       $10.17
                                       =======          ======       ======
Total Return.......................      (1.23)%(b)       9.47%        7.20%(b)
Ratios/Supplementary Data:
Net Assets at end of period (000)..    $21,828          $7,034       $   27
Ratio of expenses to average net
 assets............................       0.82%(c)        0.79%        0.24%(c)
Ratio of net investment income to
 average net assets................       5.60%(c)        5.77%        7.09%(c)
Ratio of expenses to average net
 assets*...........................       0.92%(c)        0.91%        0.95%(c)
Portfolio turnover**...............       6.45%          33.37%       46.16%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued. (a) Period from commencement of operations. (b) Not annualized. (c) Annualized.

                Mercantile Government & Corporate Bond Portfolio


  Q. What were the conditions in the economy and the bond market during the six-month period ended May 31, 1999?

  A. Yields on Treasury bonds began the period near their all-time lows. Those low rates came as a result of the decision by the Federal Reserve Board (the
Fed) to lower the federal funds rate three times last fall, bringing it down from 5.5% to 4.75%. That monetary policy led to rapid fourth quarter annualized economic growth of 6%./1/

  Interest rates increased throughout the period. The yield on the 30-year Treasury bond increased from 5.1% on December 1, 1998 to 5.8% on May 31, 1999. Meanwhile, investors feared that such strong economic growth would force the Fed to raise short-term interest rates to ward off inflation.

  Q. How did you manage the Portfolio's average maturity and sector exposure in that environment?

  A. We shortened the duration and average maturity of the Portfolio while keeping the Portfolio somewhat longer than its benchmark index to maintain attractive yields for shareholders. The duration of the Portfolio began the period at 4.9 years and ended the period at 4.5 years, while the average maturity decreased from 10.7 years to 9.5 years.

  At the beginning of the period, we found opportunities in mortgage pass-through securities and corporate issues, both of which carried high yields relative to Treasuries. We continued to buy select corporate bonds throughout the period, as their yields increased relative to Treasuries. The Portfolio ended the period with 25.3% of assets in Treasuries, 36.2% in mortgage pass-through securities and 37.1% in corporate bonds.*

  Q. How did you manage the Portfolio's credit quality?

  A. We increased the Portfolio's exposure to corporate bonds with lower credit quality, especially bonds rated BBB. Such issues were among the worst performers of 1998, and therefore offered a strong yield advantage over higher-quality bonds going into the recent period. As a result, the Portfolio's average credit quality moved from AAA to AA1, still a very high rating.

  Q. What is your outlook for the bond market and the Portfolio?

  A. Our outlook is guardedly positive. We believe that the market is overreacting to the possibility of a Fed interest rate hike. For example, since the last rate cut in November 1998, yields on five-year Treasuries have risen almost 2 full percentage points. Even if the Fed is forced to raise interest rates to hold off inflation, bond yields should not climb much further.

  We have positioned the Portfolio for a stable interest rate environment, in which overall corporate creditworthiness should improve. We will not make significant changes to the Portfolio's overall strategy going forward. As always, we will seek out opportunities to lock in additional yield for the Portfolio's shareholders.
-----
* The Fund's portfolio composition is subject to change.
/1/Source: WWW.cnn.com

               Mercantile Government & Corporate Bond Portfolio

              [CHART OF GOVERNMENT & CORPORATE BOND APPEARS HERE]
Value of a $10,000 Investment
                                                        Lehman Brothers
                Investor A   Investor A   Investor B       Aggregate
 Date           (No Load)     (Load)*     (No CDSC)        Bond Index
 ----           ---------     ------      ---------   ---------------------
5/89             10,000        9,525       10,000           10,000
5/90             10,629       10,124       10,629           10,936
5/91             11,798       11,238       11,798           12,306
5/92             13,060       12,439       13,060           13,838
5/93             14,369       13,667       14,369           15,404
5/94             14,454       13,768       14,454           15,511
5/95             15,947       15,947       18,889           17,293
5/96             16,379       16,379       16,224           18,049
5/97             17,486       17,485       17,216           19,551
5/98             19,216       19,218       18,807           21,865
5/99             19,988       19,988       19,428           22,626

                   Average Annual Total Returns as of 5/31/99

                        1 Year    5 Year    10 Year
                        ------    ------    -------
Investor A (No Load)    4.02%     6.70%     7.17%
Investor A*            -0.91%     5.66%     6.87%
Investor B (No CDSC)    3.30%     6.09%     6.87%
Investor B (CDSC)**    -1.53%     5.93%     6.87%

*  Reflects 4.75% sales charge.
** Reflects applicable contingent deferred sales charge (maximum 5.00%).


           [CHART OF GOVERNMENT & CORPORATE BOND TRUST APPEARS HERE] Value of a $10,000 Investment
                                              Lehman Brother
                                                Aggregate
 Date         Trust    Institutional            Bond Index
 ----         -----    -------------       ---------------------
5/89         10,000       10,000                 10,000
5/90         10,629       10,629                 10,936
5/91         11,807       11,798                 12,306
5/92         13,108       13,060                 13,838
5/93         14,465       14,369                 15,404
5/94         14,594       14,454                 15,511
5/95         16,149       15,947                 17,293
5/96         16,633       16,380                 18,049
5/97         17,809       17,485                 19,551
5/98         19,650       19,254                 21,685
5/99         20,521       20,028                 22,626

       Average Annual Total Returns as of 5/31/99
                    1 Year      5 Year      10 Year
                    ------      ------      -------
Trust               4.43%       7.05%       7.45%
Institutional       4.02%       6.74%       7.19%


  Past performance is not predictive of future results. Investment return and principal value will fluctuate, so that shares of a particular class, when redeemed, may be worth more or less than their original cost.

  The performance of the Mercantile Government & Corporate Bond Portfolio is measured against the Lehman Brothers Aggregate Bond Index, an unmanaged index comprised of the Lehman Brothers Government/Corporate Bond Index and two Lehman Brothers asset-backed securities indices. Investors are unable to invest in the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. By contrast, the performance of the Portfolio shown on the graph reflects the deduction of these value-added services, as well as the deduction of a 4.75% sales charge on Investor A Shares.

  Investor B Shares were initially offered on March 1, 1995. The performance figures for Investor B Shares for periods prior to such date represent the performance for Investor A Shares of the Portfolio, which has been restated to reflect the contingent deferred sales charge payable by holders of Investor B Shares who redeem within six years of the date of purchase. Investor B Shares are also subject to distribution and service fees at a maximum annual rate of 1.00%. Had these distribution and service fees been reflected, performance would have been reduced.

  Investor B shares (CDSC) are not included in the above graph, since the performance is for more than six years and the CDSC would no longer apply. After six years, the performance for the Investor B Shares (CDSC) mirrors Investor B Shares (No CDSC) performance.

  Institutional Shares were initially offered on January 3, 1994. The performance figures for Institutional Shares for periods prior to such date represent the performance for Investor A Shares of the Portfolio.

MERCANTILE MUTUAL FUNDS, INC.                  Schedule of Portfolio Investments
Government & Corporate Bond Portfolio                   May 31, 1999 (Unaudited)

Corporate Bonds (37.2%):

                       Security                         Principal    Market
                     Description                          Amount     Value
                     -----------                        ---------- ----------
Automotive (4.4%):
Ford Motor Credit Corp., 6.80%, 4/23/01, MTN..........  $1,850,000 $1,877,750
Ford Motor Credit Corp., Global Bond, 7.00%, 9/25/01..     750,000    765,938
Ford Motor Credit Corp., Global Bond, 6.50%,
 2/28/02(b)...........................................   3,194,000  3,217,955
General Motors Acceptance Corp., 6.85%, 4/17/01, MTN..   1,000,000  1,015,000
General Motors Acceptance Corp., 6.70%, 4/30/01, MTN..   1,400,000  1,417,500
                                                                   ----------
                                                                    8,294,143
                                                                   ----------
Commercial Services (2.4%):
Cendant Corp., 7.75%, 12/1/03.........................   4,300,000  4,386,000
                                                                   ----------
Computer Software (3.8%):
Computer Associates, 6.25%, 4/15/03...................   2,000,000  1,940,000
Dell Computer Corp., 7.10%, 4/15/28...................   2,000,000  1,965,000
IBM Corp., 6.45%, 8/1/07(b)...........................   3,000,000  3,003,750
                                                                   ----------
                                                                    6,908,750
                                                                   ----------
Financial Services (14.0%):
Associates Corp., 5.80%, 4/20/04,.....................   2,000,000  1,950,000
BankAmerica Corp., 7.50%, 10/15/02....................     500,000    518,125
Citigroup, Inc., 6.63%, 1/15/28.......................   2,000,000  1,820,000
General Electric Capital Corp., 8.75%, 3/14/03, MTN...   1,000,000  1,086,250
General Electric Capital Corp., 8.13%, 5/15/12........   2,050,000  2,293,438
Household Finance Corp., 8.38%, 11/15/01..............   5,000,000  5,237,499
Merrill Lynch & Co., Series B, 6.38%, 10/1/01, MTN....   5,000,000  5,031,250
Salomon Smith Barney Holdings, Inc., Series D, 7.00%,
 3/4/02, MTN..........................................   1,000,000  1,017,500
St. Paul Companies, Inc., 6.38%, 12/15/08, MTN........   1,850,000  1,766,750
Traveler's Group, Inc., 7.30%, 5/15/02................   2,000,000  2,052,500
Traveler's Group, Inc., 7.50%, 2/1/03.................   3,000,000  3,101,250
                                                                   ----------
                                                                   25,874,562
                                                                   ----------
Government Bond (0.3%):
Province of Ontario, Global Bond, 7.38%, 1/27/03......     500,000    519,375
                                                                   ----------
Industrial Goods & Services (3.9%):
E.I. duPont de Nemours & Co., 6.75%, 9/1/07...........   1,300,000  1,327,625
E.I. duPont de Nemours & Co., 6.50%, 1/15/28..........   2,000,000  1,895,000
Raytheon Co, 5.95%, 3/15/01...........................   2,500,000  2,493,750
Rockwell International Corp., 6.75%, 9/15/02(b) ......     500,000    508,750
WMX Technologies, Inc., 7.13%, 6/15/01................   1,000,000  1,018,750
                                                                   ----------
                                                                    7,243,875
                                                                   ----------

Corporate Bonds, continued:
                        Security                          Principal    Market
                      Description                           Amount     Value
                      -----------                         ---------- ----------
Insurance (1.0%):
General Electric Global Insurance Holdings, 6.45%,
 3/1/19.................................................  $2,000,000 $1,907,500
                                                                     ----------
Manufacturing--Consumer Goods (1.1%):
Texaco Capital, 6.95%, 10/15/01, MTN....................   2,000,000  2,040,000
                                                                     ----------
Retail Stores (1.1%):
Dillards, Inc., 7.13%, 8/1/18...........................   2,000,000  1,947,500
                                                                     ----------
Telecommunications (4.2%):
Lucent Technologies, 6.45%, 3/15/29.....................   1,985,000  1,865,900
Southern New England Telecommunications Corp., Series 2,
 6.50%, 2/15/02, MTN(b).................................   5,250,000  5,295,938
United Telephone--Florida, 7.25%, 12/15/04..............     500,000    514,375
                                                                     ----------
                                                                      7,676,213
                                                                     ----------
Utilities (0.9%):
Laclede Gas Co., 7.50%, 11/1/07.........................   1,500,000  1,595,625
                                                                     ----------
TOTAL CORPORATE BONDS...................................             68,393,543
                                                                     ----------

U.S. Government Agencies (36.2%):

Federal Home Loan Bank (1.6%):
5.79%, 4/27/09......................................... 3,100,000  2,986,788
                                                                  ----------
Federal Home Loan Mortgage Corp. (6.2%):
8.50%, 5/1/01, Pool #200034............................    17,867     18,487
8.50%, 11/1/01, Pool #200058...........................    41,866     43,161
8.00%, 3/1/02, Pool #215507............................    34,230     35,117
7.50%, 4/1/02, Pool #200070............................    50,817     51,817
8.00%, 5/1/02, Pool #216910............................    16,960     17,400
8.00%, 6/1/02, Pool #218101............................   106,332    109,089
8.00%, 6/1/02, Pool #218582............................    32,053     32,884
8.00%, 6/1/02, Pool #219187............................     6,215      6,376
8.00%, 7/1/02, Pool #217891............................    18,477     18,956
8.00%, 7/1/02, Pool #501214............................    74,503     76,435
8.50%, 3/1/05, Pool #380084............................    47,758     49,235
8.50%, 4/1/05, Pool #380085............................     4,902      5,053
8.50%, 9/1/05, Pool #503592............................    11,734     12,097
8.50%, 4/1/06, Gold Pool #E00025.......................    18,195     18,935
6.00%, 2/1/11, Gold Pool #E62600.......................   421,863    412,237
7.00%, 7/1/11, Gold Pool #E20252.......................   777,431    789,816
6.50%, 1/1/12, Gold Pool #E00465.......................   709,279    707,506
6.00%, 2/1/12, Gold Pool #E00472....................... 2,220,938  2,170,256
8.00%, 1/1/23, Gold Pool #C00225....................... 1,127,015  1,170,687
8.00%, 1/1/23, Gold Pool #D29451.......................   147,901    153,632
6.00%, 12/1/25, Gold Pool #G00427...................... 2,987,592  2,845,681
6.00%, 9/1/27, Gold Pool #C00565....................... 2,854,832  2,719,227
                                                                  ----------
                                                                  11,464,084
                                                                  ----------
Federal National Mortgage Assoc. (14.7%):
6.00%, 11/1/00, Pool #190070...........................   673,695    667,800
7.00%, 7/1/11, Pool #351021............................ 2,425,314  2,461,693
6.50%, 12/1/11, Pool #367838........................... 2,281,374  2,272,089
6.50%, 7/1/12, Pool #393667............................   809,644    806,348
6.50%, 7/1/12, Pool #370716............................   457,508    455,646
6.50%, 8/1/12, Pool #251165............................   722,053    719,115
6.00% 1/1/13, Pool #251501............................. 5,209,054  5,083,672

                                   Continued

MERCANTILE MUTUAL FUNDS, INC.                  Schedule of Portfolio Investments
Government & Corporate Bond Portfolio                   May 31, 1999 (Unaudited)

U.S. Government Agencies, continued:
                      Security                        Principal    Market
                    Description                        Amount       Value
                    -----------                      ----------- -----------

Federal National Mortgage Assoc., continued
5.50%, 4/1/13, Pool #424880......................... $   233,654 $   223,284
5.50%, 9/1/13, Pool #251980.........................     604,899     578,053
5.50%, 9/1/13, Pool #436276.........................     689,695     659,087
5.50%, 9/1/13, Pool #440221.........................     373,354     356,784
5.50%, 10/1/13, Pool #447342........................     311,268     297,454
5.50%, 10/1/13, Pool #443232........................     665,438     635,906
5.50%, 12/1/13, Pool #445857........................   2,905,746   2,776,789
6.00%, 2/1/26, Pool #336918.........................   2,477,059   2,357,070
6.00%, 10/1/26, Pool #368935........................   1,300,116   1,237,139
6.50%, 8/1/27, Pool #397372.........................   1,692,574   1,655,540
6.50%, 8/1/27, Pool #395219.........................   1,876,813   1,835,749
6.50%, 9/1/27, Pool #399040.........................   1,885,355   1,844,103
                                                                 -----------
                                                                  26,923,321
                                                                 -----------
Government National Mortgage Assoc. (13.7%):
9.50%, 2/15/01, Pool #149206........................       5,832       6,127
9.50%, 9/15/01, Pool #290435........................      27,471      28,861
8.00%, 1/15/02, Pool #188653........................      56,026      58,319
8.00%, 3/15/02, Pool #199167........................       9,016       9,385
8.00%, 4/15/02, Pool #180980........................      44,475      46,295
8.00%, 7/15/02, Pool #209779........................      70,335      73,214
9.50%, 10/15/02, Pool #232514.......................      25,227      26,504
6.50%, 9/15/03, Pool #2549..........................     155,345     151,703
9.50%, 1/15/06, Pool #298829........................      50,370      52,920
8.00%, 5/15/06, Pool #303851........................      81,800      85,148
9.50%, 7/15/07, Pool #331878........................      59,635      62,654
8.00%, 11/15/07, Pool #339329.......................     271,753     282,876
8.00%, 12/15/07, Pool #338551.......................     173,252     180,343
9.50%, 8/15/09, Pool #400219........................     387,866     407,500
9.50%, 9/15/09, Pool #377317........................     135,888     142,767
9.50%, 2/15/10, Pool #392932........................     341,971     359,281
8.00%, 5/15/10, Pool #398424........................      25,272      26,306
6.50%, 8/15/10, Pool #387094........................     145,561     145,561
8.00%, 11/15/10, Pool #410294.......................     736,224     766,357
8.00%, 11/15/10, Pool #414827.......................     217,034     225,917
8.00%, 11/15/10, Pool #405524.......................     156,168     162,560
6.50%, 3/15/11, Pool #408253........................      85,472      85,472
6.50%, 4/15/11, Pool #402546........................     290,569     290,569
6.50%, 4/15/11, Pool #418274........................      75,852      75,852
6.50%, 4/15/11, Pool #421831........................     331,698     331,698
6.50%, 5/15/11, Pool #408304........................     471,075     471,075
6.50%, 5/15/11, Pool #430822........................      59,384      59,384
6.50%, 6/15/11, Pool #430820........................     599,238     599,238
6.50%, 6/15/11, Pool #345631........................     525,861     525,861
6.50%, 6/15/11, Pool #423833........................     260,492     260,492
6.50%, 6/15/11, Pool #421731........................      85,153      85,153
6.50%, 7/15/11, Pool #345749........................     279,410     279,410
6.50%, 8/15/11, Pool #426911........................     294,875     294,875
8.50%, 4/15/17, Pool #212112........................   1,227,676   1,296,733
8.00%, 4/15/22, Pool #320818........................     856,763     890,760
7.50%, 1/15/23, Pool #331839........................   2,271,265   2,324,481
8.00%, 1/15/23, Pool #331841........................   1,159,369   1,205,373
7.50%, 4/15/23, Pool #343195........................     644,925     660,035
9.00%, 3/15/25, Pool #404067........................     609,177     649,913
6.50%, 4/15/26, Pool #415721........................     866,063     845,763
6.50%, 4/15/26, Pool #422323........................     834,968     815,396
6.50%, 5/15/26, Pool #417388........................     828,378     808,961

 U.S. Government Agencies, continued:
                   Security                     Principal     Market
                 Description                      Amount       Value
                 -----------                   ------------ -----------

 Government National Mortgage Assoc., continued
 6.50%, 6/15/26, Pool #423801................  $  4,153,907 $ 4,056,541
 7.00%, 9/15/27, Pool #455304................       362,399     362,964
 6.50%, 10/15/28, Pool #482771...............     4,011,735   3,917,700
 6.50%, 10/15/28, Pool #434031...............       691,267     675,063
                                                            -----------
                                                             25,169,360
                                                            -----------
 TOTAL U.S. GOVERNMENT AGENCIES..............                66,543,553
                                                            -----------
 U.S. Treasury Bonds (9.7%):

 8.88%, 8/15/17(c)...........................     2,865,000   3,720,117
 8.88%, 2/15/19(c)...........................     4,150,000   5,442,269
 8.75%, 8/15/20(c)...........................     2,183,000   2,856,368
 8.00%, 11/15/21(c)..........................     4,700,000   5,763,938
                                                            -----------
 TOTAL U.S. TREASURY BONDS...................                17,782,692
                                                            -----------
 U.S. Treasury Notes (15.6%):

 5.75%, 9/30/99(c)...........................     8,210,000   8,235,698
 5.00%, 2/28/01(c)...........................     3,800,000   3,777,124
 6.50%, 5/31/01(c)...........................     3,200,000   3,265,792
 6.25%, 8/31/02(c)...........................     3,995,000   4,068,308
 5.25%, 8/15/03(c)...........................     4,650,000   4,577,367
 5.63%, 5/15/08(c)...........................     4,765,000   4,720,304
                                                            -----------
 TOTAL U.S. TREASURY NOTES...................                28,644,593
                                                            -----------
 Investment Companies (2.0%):
 Federated Money Market Trust................     3,717,976   3,717,976
                                                            -----------
 TOTAL INVESTMENT COMPANIES..................                 3,717,976
                                                            -----------
 Short-Term Securities Held as Collateral (15.3%):
 Repurchase agreements (15.3%):
 Greenwich Capital, 4.96%, 6/1/99 (Purchased
  on 5/28/99, proceeds at maturity
  $14,783,162, collateralized by $50,443,084
  various U.S. Government Agency Mortgages,
  0.00%-8.00%, 5/15/06-5/15/29, market value
  $15,076,748)...............................    14,781,126  14,781,126
 Salomon Smith Barney, Inc., 4.93%, 6/1/99
  (Purchased on 5/28/99, proceeds at maturity
  $13,299,604, collateralized by $21,841,674
  various GNMA, 0.50%-10.00%, 11/15/00-
  5/20/29, market value $13,563,738).........    13,297,783  13,297,783
                                                            -----------
 TOTAL SHORT-TERM SECURITIES HELD AS
  COLLATERAL.................................                28,078,909
                                                            -----------

                                   Continued

MERCANTILE MUTUAL FUNDS, INC.                  Schedule of Portfolio Investments
Government & Corporate Bond Portfolio                   May 31, 1999 (Unaudited)

 Short-Term Securities Held as Collateral, continued:
                        Security                         Principal    Market
                      Description                         Amount      Value
                      -----------                        --------- ------------
Total Investments (Cost $214,139,112)(a)--115.9%........           $213,161,266
Liabilities in excess of other assets--(15.9)%..........            (29,263,383)
                                                                   ------------
TOTAL NET ASSETS--100.0%................................           $183,897,883
                                                                   ============

-----
(a) Represents cost for federal income tax purposes and differs from value by net unrealized depreciation of securities as follows:

      Unrealized appreciation... $2,435,132
      Unrealized depreciation... (3,412,979)
                                 ----------
      Net unrealized
       depreciation............. $ (977,847)
                                 ==========

(b) A portion of this security was loaned as of May 31, 1999.

MTN Medium Term Note
                       See notes to financial statements

MERCANTILE MUTUAL FUNDS, INC.
Government & Corporate Bond Portfolio

 Statement of Assets and Liabilities

                                                        May 31, 1999
                                                        (Unaudited)

Assets:
Investments, at value (cost $186,060,204)...........              $185,082,357
Repurchase agreements, at value (cost $28,078,908)..                28,078,909
                                                                  ------------
 Total investments..................................               213,161,266
Cash................................................                   155,962
Interest and dividends receivable...................                 1,976,766
Receivable for capital shares issued................                       233
Receivable for investments sold.....................                    25,375
Prepaid expenses and other assets...................                     9,314
                                                                  ------------
 Total Assets.......................................               215,328,916
Liabilities:
Dividends payable...................................  $   900,013
Payable for investments purchased...................    2,330,686
Payable for return of collateral received...........   28,078,909
Accrued expenses and other payables:
 Investment advisory fees...........................       70,583
 Administration fees................................        2,520
 Distribution and administrative services fees......        3,675
 Custodian fees.....................................        6,274
 Other liabilities..................................       38,373
                                                      -----------
 Total Liabilities..................................                31,431,033
                                                                  ------------
Net Assets:
Capital.............................................               183,916,647
Undistributed net investment income.................                   273,867
Accumulated net realized gains from investment
 transactions.......................................                   685,216
Net unrealized depreciation from investments........                  (977,847)
                                                                  ------------
Net Assets..........................................              $183,897,883
                                                                  ============
Investor A Shares
 Net Assets.........................................              $  4,206,827
 Shares.............................................                   416,083
 Redemption price per share.........................                    $10.11
                                                                        ======
Maximum Sales Charge--Investor A Shares.............                      4.75%
Maximum Offering Price
(100%/(100%--Maximum Sales Charge) of net asset
 value adjusted to the nearest cent) per share......                    $10.61
                                                                        ======
Investor B Shares
 Net Assets.........................................              $    847,188
 Shares.............................................                    83,605
 Offering price per share*..........................                    $10.13
                                                                        ======
Trust Shares
 Net Assets.........................................              $171,527,699
 Shares.............................................                16,938,081
 Offering and redemption price per share............                    $10.13
                                                                        ======
Institutional Shares
 Net Assets.........................................              $  7,316,169
 Shares.............................................                   722,319
 Offering and redemption price per share............                    $10.13
                                                                        ======

-----
* Redemption price of Investor B shares varies based on length of time held. Statement of Operations

                                   For the period ended May 31, 1999 (Unaudited)

Investment Income:
Interest income..........................................          $ 5,939,841
Dividend income..........................................               97,836
Income from securities lending...........................               23,390
                                                                   -----------
 Total Income............................................            6,061,067
Expenses:
Investment advisory fees................................. $427,429
Administration fees......................................  189,970
Distribution and services fees, Investor A Shares........    6,569
Distribution and services fees, Investor B Shares........    3,642
Administrative services fees,
 Trust Shares............................................  262,115
Administrative services fees, Institutional Shares.......   15,176
Accounting fees..........................................   10,589
Custodian fees...........................................   41,583
Transfer agent fees......................................   24,095
Other....................................................   33,220
                                                          --------
Accrued expenses and other payables:
 Total expenses before voluntary fee reductions..........            1,014,388
 Expenses voluntarily reduced............................             (363,246)
                                                                   -----------
 Net Expenses............................................              651,142
                                                                   -----------
Net investment income....................................            5,409,925
                                                                   -----------
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions..........              959,038
Net change in unrealized depreciation from investments...           (8,474,654)
                                                                   -----------
Net realized/unrealized losses from investments..........           (7,515,616)
                                                                   -----------
Change in net assets resulting from operations...........          $(2,105,691)
                                                                   ===========

                       See notes to financial statements

MERCANTILE MUTUAL FUNDS, INC.
Government & Corporate Bond Portfolio

 Statements of Changes in Net Assets

                                                      For the
                                                    period ended    For the
                                                      May 31,      year ended
                                                        1999      November 30,
                                                    (Unaudited)       1998
                                                    ------------  ------------
From Investment Activities:
Operations:
 Net investment income............................. $  5,409,925  $ 11,519,697
 Net realized gains from investment transactions...      959,038     5,187,984
 Net change in unrealized depreciation from
  investments......................................   (8,474,654)    1,941,908
                                                    ------------  ------------
Change in net assets resulting from operations.....   (2,105,691)   18,649,589
                                                    ------------  ------------
Distributions to Investor A Shareholders:
 From net investment income........................     (118,698)     (256,880)
 From net realized gains from investment
  transactions.....................................      (92,239)          --
Distributions to Investor B Shareholders:
 From net investment income........................      (17,260)      (27,341)
 From net realized gains from investment
  transactions.....................................      (12,347)          --
Distributions to Trust Shareholders:
 From net investment income........................   (5,002,891)  (10,184,841)
 From net realized gains from investment
  transactions.....................................   (3,338,654)          --
Distributions to Institutional Shareholders:
 From net investment income........................     (271,056)   (1,050,635)
 From net realized gains from investment
  transactions.....................................     (372,389)          --
                                                    ------------  ------------
Change in net assets from shareholder
 distributions.....................................   (9,225,534)  (11,519,697)
                                                    ------------  ------------
Change in net assets from capital transactions.....  (10,062,591)    3,251,931
                                                    ------------  ------------
Change in net assets...............................  (21,393,816)   10,381,823
Net Assets:
 Beginning of period...............................  205,291,699   194,909,876
                                                    ------------  ------------
 End of period..................................... $183,897,883  $205,291,699
                                                    ============  ============




                       See notes to financial statements

MERCANTILE MUTUAL FUNDS, INC.
Government & Corporate Bond Portfolio

 Statement of Cash Flows

                                                                     For the
                                                                   period ended
                                                                     May 31,
                                                                       1999
                                                                   (Unaudited)
                                                                   ------------
Cash Flows from Operating Activities:
 Net investment income...........................................  $ 5,409,925
 Adjustments to reconcile net investment income to net cash
  provided by operating activities:
 Cost of investment securities purchased.........................  (77,281,537)
 Proceeds from disposition of investment securities..............   91,439,935
 Increase in investments purchased with cash collateral from
  securities lending.............................................   (6,565,828)
 Increase in dividends and interest receivable...................      (82,119)
 Increase in payable for return of collateral received from
  securities lending.............................................    6,565,828
 Decrease in accrued expenses....................................       (1,178)
 Increase in prepaid expenses....................................       (7,584)
 Net amortization/accretion from investments.....................         (508)
                                                                   -----------
 Net cash provided by operating activities.......................   19,476,934
                                                                   -----------
Cash Flows from Financing Activities:
 Proceeds from shares issued.....................................   16,226,387
 Cost of shares redeemed.........................................  (26,278,078)
 Cash distributions paid.........................................   (9,269,252)
                                                                   -----------
 Net cash used in financing activities...........................  (19,320,943)
                                                                   -----------
Increase in cash.................................................      155,991
Cash:
 Beginning balance...............................................          (29)
                                                                   -----------
 Ending balance..................................................  $   155,962
                                                                   ===========

Non-cash financing activities not included herein consist of reinvestment of dividends from net investment income and distributions of net realized capital gains of $4,430,091.
                       See notes to financial statements

MERCANTILE MUTUAL FUNDS, INC.
Government & Corporate Bond Portfolio

 Financial Highlights, Investor A Shares

                           For the
                         period ended
                           May 31,       For the years ended November 30,
                             1999       ---------------------------------------
                         (Unaudited)     1998    1997    1996    1995   1994(a)
                         ------------   ------  ------  ------  ------  -------
Net Asset Value,
 Beginning of Period....    $10.72      $10.35  $10.34  $10.53  $ 9.64  $10.65
                            ------      ------  ------  ------  ------  ------
Investment Activities
 Net investment income..      0.28        0.57    0.56    0.64    0.61    0.60
 Net realized and
  unrealized gains
  (losses) from
  investments...........     (0.41)       0.37    0.01   (0.19)   0.89   (0.94)
                            ------      ------  ------  ------  ------  ------
 Total from Investment
  Activities............     (0.13)       0.94    0.57    0.45    1.50   (0.34)
                            ------      ------  ------  ------  ------  ------
Distributions
 Net investment income..     (0.28)      (0.57)  (0.56)  (0.64)  (0.61)  (0.60)
 Net realized gains.....     (0.20)        --      --      --      --    (0.07)
                            ------      ------  ------  ------  ------  ------
 Total Distributions....     (0.48)      (0.57)  (0.56)  (0.64)  (0.61)  (0.67)
                            ------      ------  ------  ------  ------  ------
Net Asset Value, End of
 Period.................    $10.11      $10.72  $10.35  $10.34  $10.53  $ 9.64
                            ------      ------  ------  ------  ------  ------
Total Return (excludes
 sales charge)..........     (1.27)%(b)   9.31%   5.78%   4.51%  15.98%  (3.32)%
Ratios/Supplementary
 Data:
Net Assets at end of
 period (000)...........    $4,207      $4,927  $4,774  $4,915  $5,496  $5,167
Ratio of expenses to
 average net assets.....      0.96%(c)    0.96%   0.95%   0.95%   0.95%   0.95%
Ratio of net investment
 income to average net
 assets.................      5.42%(c)    5.41%   5.46%   6.06%   6.03%   6.00%
Ratio of expenses to
 average net assets*....      1.07%(c)    1.06%   1.05%   1.05%   1.05%   1.05%
Portfolio turnover**....     26.98%      91.14% 140.72% 149.20%  59.32%  50.00%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued. (a) On September 27, 1994, the Portfolio redesignated the Investor Shares as "Investor A" Shares, and authorized the issuance of a series of shares designated as "Investor B" Shares. (b) Not annualized. (c) Annualized.

 Financial Highlights, Investor B Shares

                              For the
                            period ended   For the years ended     March 1, 1995
                              May 31,          November 30,             to
                                1999       ----------------------  November 30,
                            (Unaudited)     1998    1997    1996      1995(a)
                            ------------   ------  ------  ------  -------------
Net Asset Value, Beginning
 of Period................     $10.75      $10.37  $10.34  $10.53     $ 9.92
                               ------      ------  ------  ------     ------
Investment Activities
 Net investment income....       0.24        0.50    0.49    0.57       0.38
 Net realized and
  unrealized gains
  (losses) from
  investments.............      (0.41)       0.38    0.03   (0.19)      0.61
                               ------      ------  ------  ------     ------
 Total from Investment
  Activities..............      (0.17)       0.88    0.52    0.38       0.99
                               ------      ------  ------  ------     ------
Distributions
 Net investment income....      (0.25)      (0.50)  (0.49)  (0.57)     (0.38)
 Net realized gains.......      (0.20)        --      --      --         --
                               ------      ------  ------  ------     ------
 Total Distributions......      (0.45)      (0.50)  (0.49)  (0.57)     (0.38)
                               ------      ------  ------  ------     ------
Net Asset Value, End of
 Period...................     $10.13      $10.75  $10.37  $10.34     $10.53
                               ======      ======  ======  ======     ======
Total Return (excludes
 redemption charge).......      (1.69)%(d)   8.65%   5.26%   3.79%     15.27%(b)
Ratios/Supplementary Data:
Net Assets at end of
 period (000).............     $  847      $  662  $  545  $  511     $  106
Ratio of expenses to
 average net assets.......       1.66%(c)    1.66%   1.65%   1.65%      1.65%(c)
Ratio of net investment
 income to average net
 assets...................       4.74%(c)    4.70%   4.84%   5.37%      5.19%(c)
Ratio of expenses to
 average net assets*......       1.77%(c)    1.76%   1.75%   1.75%      1.75%(c)
Portfolio turnover**......      26.98%      91.14% 140.72% 149.20%     59.32%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued. (a) Period from commencement of operations. (b) Represents total return for the Investor A Shares from December 1, 1994 to February 28, 1995 plus the total return for the Investor B Shares from March 1, 1995 to November 30, 1995. (c) Annualized.
(d) Not annualized.

MERCANTILE MUTUAL FUNDS, INC.
Government & Corporate Bond Portfolio

 Financial Highlights, Trust Shares

                           For the
                         period ended
                           May 31,             For the years ended November 30,
                             1999        ------------------------------------------------
                         (Unaudited)       1998      1997      1996      1995      1994
                         ------------    --------  --------  --------  --------  --------
Net Asset Value,
 Beginning of Period....   $  10.74      $  10.37  $  10.34  $  10.53  $   9.64  $  10.65
                           --------      --------  --------  --------  --------  --------
Investment Activities
 Net investment income..       0.30          0.60      0.59      0.67      0.64      0.63
 Net realized and
  unrealized gains
  (losses) from
  investments...........      (0.41)         0.37      0.03     (0.19)     0.89     (0.94)
                           --------      --------  --------  --------  --------  --------
 Total from Investment
  Activities............      (0.11)         0.97      0.62      0.48      1.53     (0.31)
                           --------      --------  --------  --------  --------  --------
Distributions
 Net investment income..      (0.30)        (0.60)    (0.59)    (0.67)    (0.64)    (0.63)
 Net realized gains.....      (0.20)          --        --        --        --        --
 In excess of net
  realized gains........        --            --        --        --        --      (0.07)
                           --------      --------  --------  --------  --------  --------
 Total Distributions....      (0.50)        (0.60)    (0.59)    (0.67)    (0.64)    (0.70)
                           --------      --------  --------  --------  --------  --------
Net Asset Value, End of
 Period.................   $  10.13      $  10.74  $  10.37  $  10.34  $  10.53  $   9.64
                           ========      ========  ========  ========  ========  ========
Total Return............      (1.11)%(b)     9.63%     6.32%     4.82%    16.31%    (3.03)%
Ratios/Supplementary
 Data:
Net Assets at end of
 period (000)...........   $171,528      $178,868  $172,637  $141,440  $127,741  $132,577
Ratio of expenses to
 average net assets.....       0.66%(c)      0.66%     0.65%     0.65%     0.65%     0.65%
Ratio of net investment
 income to average net
 assets.................       5.73%(c)      5.71%     5.85%     6.36%     6.32%     6.25%
Ratio of expenses to
 average net assets*....       1.07%(c)      1.06%     1.05%     0.75%     0.75%     1.05%
Portfolio turnover**....      26.98%        91.14%   140.72%   149.20%    59.32%    50.00%
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued. (b) Not annualized. (c) Annualized.

                           For the
                         period ended
                           May 31,             For the years ended November 30,
                             1999        ------------------------------------------------
                         (Unaudited)       1998      1997      1996      1995    1994 (a)
                         ------------    --------  --------  --------  --------  --------
Net Asset Value,
 Beginning of Period....   $  10.74      $  10.37  $  10.34  $  10.53  $   9.64  $  10.65
                           --------      --------  --------  --------  --------  --------
Investment Activities
 Net investment income..       0.30          0.57      0.56      0.64      0.61      0.60
 Net realized and
  unrealized gains
  (losses) from
  investments...........      (0.43)         0.37      0.03     (0.19)     0.89     (0.94)
                           --------      --------  --------  --------  --------  --------
 Total from Investment
  Activities............      (0.13)         0.94      0.59      0.45      1.50     (0.34)
                           --------      --------  --------  --------  --------  --------
Distributions
 Net investment income..      (0.28)        (0.57)    (0.56)    (0.64)    (0.61)    (0.60)
 Net realized gains.....      (0.20)          --        --        --        --        --
 In excess of net
  realized gains........        --            --        --        --        --      (0.07)
                           --------      --------  --------  --------  --------  --------
 Total Distributions....      (0.48)        (0.57)    (0.56)    (0.64)    (0.61)    (0.67)
                           --------      --------  --------  --------  --------  --------
Net Asset Value, End of
 Period.................   $  10.13      $  10.74  $  10.37  $  10.34  $  10.53  $   9.64
                           ========      ========  ========  ========  ========  ========
Total Return............      (1.26)%(b)     9.30%     6.00%     4.51%    15.98%    (3.32)%
Ratios/Supplementary
 Data:
Net Assets at end of
 period (000)...........   $  7,316      $ 20,835  $ 16,954  $ 14,875  $  9,413  $  5,965
Ratio of expenses to
 average net assets.....       0.96%(c)      0.96%     0.95%     0.95%     0.95%     0.96%
Ratio of net investment
 income to average net
 assets.................       5.36%(c)      5.41%     5.55%     6.06%     6.01%     6.03%
Ratio of expenses to
 average net assets*....       1.06%(c)      1.06%     1.05%     1.05%     1.05%     1.07%
Portfolio turnover**....      26.98%        91.14%   140.72%   149.20%    59.32%    50.00%
 Financial Highlights, Institutional Shares

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued. (a) On January 3, 1994, the Portfolio issued a new series of shares which were designated as "Institutional" Shares. The financial highlights presented for the period prior to January 3, 1994 represent financial highlights applicable to the Investor Shares. (b) Not annualized. (c) Annualized.

               Mercantile Short-Intermediate Municipal Portfolio+


  Q. What were the conditions in the economy during the six months ended May 31, 1999?

  A. Throughout the period, investors worried that the strength of U.S. economic growth would cause the Federal Reserve (the Fed) to tighten monetary policy to head off a rise in inflation. Those fears were somewhat countered by signals that showed the economy was not growing too fast. As a result, there was considerable uncertainty about inflation and the strength of the economy.

  Q. How did the municipal bond market perform in that environment?

  A. The uncertain economic and inflationary outlook, combined with rising interest rates, caused investors to favor short-term issues. Municipal securities with relatively short maturities outperformed longer-term municipal bonds.

  At the same time, rising interest rates led to a reduction in the supply of new municipal bonds. The tight supply of municipal bonds helped their performance relative to Treasury bonds. Since there were relatively few new issues, investors who wanted muni bonds had to pay higher prices.

  Q. How did you manage the Portfolio in that environment?

  A. We maintained the Portfolio's average maturity between four and five years during the period. In general, we try to position the Portfolio's average maturity between four and five years, and we do not trade often. That approach dampened the Portfolio's performance, since shorter-term bonds outperformed longer-term issues.

  Q. What was the average credit rating of the Portfolio's holdings?

  A. We kept the Portfolio's credit quality very high, at AA1, in keeping with our belief that a high-quality approach offers the best combination of risk and return. That strategy benefited the Portfolio during the period, as investors continued to favor bonds with strong credit quality.

  Q. Did you favor certain types or sectors of municipal bonds during the period?

  A. Early in the period, we found opportunities in healthcare bonds, which offered attractive yields relative to their risk. We reduced those holdings later in the period.

  Q. What is your outlook going forward?

  A. It is likely that the economy will continue to grow at a moderate pace and inflation will remain low. However, there is a great deal of uncertainty about the direction of inflation. The Fed may act to increase short-term interest rates if it sees signs of rising inflation.

  That uncertainty may continue to hurt the municipal bond market during the next few months. The overall bond market will probably trade within a narrow range, with long-term yields between 5.75% and 6.25%. But supply should remain tight in the second half of the year, which should benefit muni bond prices.

  Q. How will you position the Portfolio in that environment?

  A. We will maintain the Portfolio's relatively long average maturity of between four and five years, in keeping with the Portfolio's long-term objectives. We will continue to favor municipal bonds with very high credit quality because yields on lower-rated issues are not high enough to justify their additional credit risk.
-----
+ The Portfolio's income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax.

               Mercantile Short-Intermediate Municipal Portfolio

             [CHART OF SHORT-INTERMEDIATE MUNICIPAL APPEARS HERE]
Value of a $10,000 Investment
                                     Lehman Brothers
          Investor A  Investor A     3 year Municipal
 Date      (No Load)    (Load)*        Bond Index
 ----      ---------    ------     --------------------
7/95        10,000       9,747            10,000
11/95       10,080       9,825            10,220
11/96       10,485      10,220            10,713
11/97       10,918      10,641            11,229
5/98        11,171      10,888            11,512
11/98       11,481      11,191            11,836
5/99        11,556      11,263            12,384

                   Average Annual Total Returns as of 5/31/99
                            1 Year       Since Inception (7/10/97)
                            ------       -------------------------
Investor A (No Load)        3.45%                  3.79%
Investor A*                 0.87%                  3.11%
*  Reflects 2.50% sales charge.


          [CHART OF SHORT-INTERMEDIATE MUNICIPAL TRUST APPEARS HERE] Value of a $10,000 Investment
                           Lehman Brothers
                           3 year Municipal
 Date       Trust             Bond Index
 ----       -----      --------------------
7/95        10,000            10,000
11/95       10,213            10,220
11/96       10,636            10,713
11/97       11,103            11,229
5/98        11,375            11,512
11/98       11,697            11,836
5/99        11,801            12,384
      Average Annual Total Returns as of 5/31/99
                  1 Year         Since Inception (2/10/97)
                  ------         -------------------------
Trust             3.74%                  4.35%



  Past performance is not predictive of future results. Investment return and principal value will fluctuate, so that shares of a particular class, when redeemed, may be worth more or less than their original cost.

  The performance of the Mercantile Short-Intermediate Municipal Portfolio is measured against the Lehman Brothers 3 year Municipal Bond Index, an unmanaged index representative of the total return of municipal bonds with maturities of three years or less. Investors are unable to invest in the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. By contrast, the performance of the Portfolio shown on the graph reflects the deduction of these value-added services, as well as the deduction of a 2.50% sales charge on Investor A Shares.

MERCANTILE MUTUAL FUNDS, INC.                  Schedule of Portfolio Investments
Short-Intermediate Municipal Portfolio                  May 31, 1999 (Unaudited)

Municipal Bonds (95.7%):

                       Security                          Principal    Market
                      Description                          Amount      Value
                      -----------                        ---------- -----------
Alabama (2.5%):
Alabama State Public School & College Authority, 4.40%,
 12/1/00...............................................  $1,000,000 $ 1,013,750
                                                                    -----------
Colorado (4.3%):
El Paso County School District No. 020, G.O., 5.15%,
 12/15/99..............................................     720,000     728,006
Jefferson County School District No. R-001, Series A,
 G.O., 5.25%, 12/15/11, Callable on 12/15/08 @101 (FGIC
 Insured)..............................................   1,000,000   1,040,000
                                                                    -----------
                                                                      1,768,006
                                                                    -----------
Hawaii (3.9%):
Hawaii State Highway Revenue, 4.80%, 7/1/03............     600,000     617,250
Hawaii State, Series CI, G.O., 4.10%, 11/1/01..........   1,000,000   1,006,250
                                                                    -----------
                                                                      1,623,500
                                                                    -----------
Illinois (8.9%):
Chicago Metropolitan Water Reclamation District, G.O.,
 4.70%, 12/1/99........................................     500,000     503,945
Chicago, G.O., 5.50%, 1/1/13 (FSA Insured).............   1,000,000   1,056,250
Du Page County, Forest Preservation District, G.O.,
 5.90%, 11/1/01........................................     500,000     526,250
Illinois State Toll Highway Authority, Toll Highway
 Priority Revenue, Series A, 4.75%, 1/1/02.............     750,000     763,125
Illinois State, G.O., 5.60%, 10/1/99...................     400,000     403,232
Illinois State, G.O., 5.25%, 4/1/01....................     400,000     410,500
                                                                    -----------
                                                                      3,663,302
                                                                    -----------
Indiana (3.6%):
Muncie School Building Corp., 4.95%, 1/15/02 (MBIA)....     500,000     512,500
St. Joseph County Hospital Authority, Memorial Health
 System, 4.75%, 8/15/12, Callable on 2/15/08 @ 101
 (MBIA Insured)........................................   1,000,000     977,500
                                                                    -----------
                                                                      1,490,000
                                                                    -----------
Iowa (1.1%):
Ottumwa Community School District, G.O., 5.10%, 6/1/01
 (FSA Insured).........................................     425,000     435,625
                                                                    -----------
Kansas (2.6%):
Kansas State Department of Transportation, Highway
 Revenue, 5.50%, 9/1/10................................   1,000,000   1,075,000
                                                                    -----------
Maine (2.0%):
Maine Municipal Bond Bank, Series A, 4.90%, 11/1/02....     800,000     827,000
                                                                    -----------
Maryland (2.2%):
Maryland State, Department of Transportation, 2nd
 Issue, 4.10%, 12/15/00................................     400,000     404,500

Municipal Bonds, continued:

                         Security                            Principal  Market
                        Description                           Amount     Value
                        -----------                          --------- ---------
Maryland, continued:
Washington Suburban Sanitation District, Sewer Disposal
 Revenue, G.O., 5.00%, 6/1/00..............................  $ 500,000 $ 508,840
                                                                       ---------
                                                                         913,340
                                                                       ---------
Massachusetts (5.1%):
Massachusetts State Health & Educational Facilities,
 Harvard Pilgrim Health Care, Hospital & Nursing Home
 Revenue, Series A, 4.13%, 7/1/02 (FSA Insured)............  1,000,000 1,006,250
Massachusetts State Port Authority Revenue, Series A,
 5.75%, 7/1/12.............................................  1,000,000 1,095,000
                                                                       ---------
                                                                       2,101,250
                                                                       ---------
Michigan (6.7%):
Chelsea School District, G.O., 5.25%, 5/1/01 (FGIC Q-SBLF
 Insured)..................................................    400,000   411,000
Eaton Rapids Public Schools, G.O., 5.38%, 5/1/07, Callable
 on 5/1/04 @ 101 (MBIA Q-SBLF Insured).....................  1,000,000 1,063,750
Kent County Building Authority, G.O., 4.50%, 12/1/01.......    800,000   816,000
Oakland County Building Authority, 4.75%, 4/1/00, Callable
 on 4/1/99 @ 101.5.........................................    450,000   455,706
                                                                       ---------
                                                                       2,746,456
                                                                       ---------
Minnesota (3.3%):
Duluth, Series A, G.O., 4.65%, 2/1/02 (FSA Insured)........    365,000   372,300
Faribault Independent School District, G.O., 4.63%, 6/1/10,
 Callable on 6/1/08 @ 100 (FSA Insured)....................  1,000,000   995,000
                                                                       ---------
                                                                       1,367,300
                                                                       ---------
Mississippi (1.2%):
Mississippi State, Capital Improvement, Series B, G.O.,
 5.00%, 8/1/99.............................................    500,000   501,495
                                                                       ---------
Missouri (0.8%):
Jefferson County School District, G.O., 4.70%, 3/1/01 (MBIA
 Insured)..................................................    320,000   325,600
                                                                       ---------
Nevada (3.5%):
Sparks, G.O., 4.80%, 3/1/04, Callable on 3/1/01 @ 101
 (AMBAC Insured)...........................................    900,000   915,750
Washoe County School District, G.O., 5.30%, 8/1/00 (MBIA
 Insured)..................................................    500,000   511,250
                                                                       ---------
                                                                       1,427,000
                                                                       ---------
New Mexico (2.6%):
Albuquerque, Water & Sewer Revenue, 4.40%, 7/1/00..........    345,000   349,233
New Mexico State, Capital Projects, G.O., 4.60%, 8/1/00....    700,000   708,260
                                                                       ---------
                                                                       1,057,493
                                                                       ---------
New York (2.5%):
New York State, Environmental Facilities Revenue, 5.05%,
 1/15/13, Callable on 7/15/08 @ 102........................  1,000,000 1,011,250
                                                                       ---------

                                   Continued

MERCANTILE MUTUAL FUNDS, INC.                 Schedule of Portfolio Investments
Short-Intermediate Municipal Portfolio                 May 31, 1999 (Unaudited)

Municipal Bonds, continued:

                        Security                          Principal    Market
                      Description                           Amount     Value
                      -----------                         ---------- ----------
North Carolina (2.4%):
North Carolina Medical Care Community, Pitt County
 Memorial Hospital, Hospital & Nursing Home Revenue,
 Series A, 4.00%, 12/1/01...............................  $1,000,000 $1,008,750
                                                                     ----------
Ohio (2.3%):
Ohio State Building Authority, 4.75%, 10/1/17, Callable
 on 10/1/08 @ 101.......................................   1,000,000    951,250
                                                                     ----------
Oklahoma (2.4%):
Oklahoma State Capital Improvement Authority, Highway
 Improvement Revenue, 4.00%, 12/1/01 (MBIA Insured).....   1,000,000  1,010,000
                                                                     ----------
Pennsylvania (1.0%):
Delaware County, G.O., 4.35%, 10/1/00 (Municipal
 Government Guaranteed).................................     400,000    405,000
                                                                     ----------
Rhode Island (2.2%):
Rhode Island State, Series A, G.O., 4.60%, 11/1/03,
 Callable on 11/1/02 @ 102..............................     900,000    922,500
                                                                     ----------
South Carolina (1.0%):
Charleston County School District, Series B, G.O.,
 4.50%, 2/1/00 (SCSDE Insured)..........................     400,000    403,412
                                                                     ----------
South Dakota (1.6%):
South Dakota State Building Authority, Building Revenue,
 Series A, 5.00%, 9/1/02 (FSA Insured)..................     640,000    661,600
                                                                     ----------
Texas (9.9%):
Dallas Water Works & Sewer System Revenue, 4.60%,.......     450,000    457,313
Houston, Series C, G.O., 5.50%, 4/1/01..................     800,000    825,000
Plano Independent School District, G.O., 4.70%, 2/15/13
 Callable on
 2/15/08 @ 100 (PSF Guaranteed).........................   1,000,000    969,999
San Antonio, G.O., 4.88%, 8/1/99........................     400,000    401,120
Tarrant County Water Control and Improvement District
 No. 001, Water Revenue, 5.60%, 3/1/00..................     450,000    457,493
University of Texas Permanent University Fund, College &
 University Revenue, 5.00%, 7/1/14, Callable on 7/1/08 @
 100 (PUFG Guaranteed)..................................   1,000,000  1,006,249
                                                                     ----------
                                                                      4,117,174
                                                                     ----------
Utah (3.1%):
Box Elder County School District, G.O., 4.80%, 6/15/01
 (AMBAC Insured)........................................     675,000    689,344
North Davis County Sewer District, G.O., 5.70%, 3/1/02
 (FGIC Insured).........................................     560,000    587,300
                                                                     ----------
                                                                      1,276,644
                                                                     ----------
Vermont (0.7%):
Vermont Municipal Bond Bank, Series 2, 4.50%, 12/1/01
 (AMBAC Insured)........................................     270,000    275,063
                                                                     ----------

Municipal Bonds, continued:

                                                             Shares
                                                               or
                        Security                           Principal    Market
                       Description                           Amount     Value
                       -----------                         ---------- ----------
Virginia (3.5%)
Loudoun County, Series A, G.O., 5.00%, 12/1/02...........  $1,000,000 $1,040,000
Virginia State Public Building Authority, Building
 Revenue, Series A, 5.70%, 8/1/00........................     400,000    410,500
                                                                      ----------
                                                                       1,450,500
                                                                      ----------
Washington (7.1%):
Clark County Public Utilities District No. 001, Electric
 Revenue, 4.60%, 1/1/01 (FGIC Insured)...................     500,000    506,250
Grant County Public Utilities District No. 002, Electric
 Revenue, Series F, 4.80%, 1/1/04 (MBIA Insured).........     500,000    514,375
King County School District No. 414, G.O., 5.00%,
 12/1/08.................................................   1,000,000  1,038,750
Seattle Municipal Light & Power Revenue, 4.80%, 5/1/02...     600,000    615,750
Washington State, Series R-92C, G.O., 5.75%, 9/1/02......     250,000    264,063
                                                                      ----------
                                                                       2,939,188
                                                                      ----------
Wisconsin (1.7%):
Brown County, Series A, G.O., 4.80%, 11/1/01, Callable on
 11/1/00 @ 100...........................................     325,000    329,469
Milwaukee County, Series A, G.O., 5.25%, 9/1/00..........     380,000    388,550
                                                                      ----------
                                                                         718,019
                                                                      ----------
TOTAL MUNICIPAL BONDS....................................             39,486,467
                                                                      ----------

Investment Companies (3.1%):
Federated Tax-Free Fund.................................. 1,297,000   1,297,000
Nuveen Tax Exempt Fund...................................     1,000       1,000
                                                                    -----------
TOTAL INVESTMENT COMPANIES...............................             1,298,000
                                                                    -----------
TOTAL INVESTMENTS (Cost $40,351,270)(a)--98.8%...........            40,784,467
Other assets in excess of liabilities--1.2%..............               474,512
                                                                    -----------
TOTAL NET ASSETS--100.0%.................................           $41,258,979
                                                                    ===========

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

      Unrealized appreciation......................................... $462,521
      Unrealized depreciation.........................................  (29,324)
                                                                       --------
      Net unrealized appreciation..................................... $433,197
                                                                       ========

AMBAC  AMBAC Indemnity Corp.
FGIC  Financial Guaranty Insurance Corp.
FSA  Financial Securities Assurance, Inc.
G.O.  General Obligation
MBIA  Municipal Bond Insurance Association
PSF  Permanent School Fund
PUFG  Permanent University Fund Guarantee
Q-SBLF  Qualified-School Bond Loan Fund
SCSDE  South Carolina School District Enhancement
                       See notes to financial statements

MERCANTILE MUTUAL FUNDS, INC.
Short-Intermediate Municipal Portfolio

 Statement of Assets and Liabilities

                                                                    May 31, 1999
                                                                     (Unaudited)

Assets:
Investments, at value (cost
 $40,351,270)...........................................           $40,784,467
Interest and dividends receivable.......................               639,855
Prepaid expenses and other assets.......................                 2,951
                                                                   -----------
 Total Assets...........................................            41,427,273
Liabilities:
Dividends payable.......................................  $128,612
Payable to custodian for overdraft......................       110
Payable for capital shares redeemed.....................       247
Accrued expenses and other payables:
 Investment advisory fees...............................    19,308
 Administration fees....................................       566
 Distribution and administrative services fees..........         3
 Custodian fees.........................................     1,755
 Other liabilities......................................    17,693
                                                          --------
 Total Liabilities......................................               168,294
                                                                   -----------
Net Assets:
Capital.................................................            40,825,777
Accumulated net realized gains from investment
 transactions...........................................                     5
Net unrealized appreciation from investments............               433,197
                                                                   -----------
Net Assets..............................................           $41,258,979
                                                                   ===========
Investor A Shares
 Net Assets.............................................           $    13,919
 Shares.................................................                 1,370
 Redemption price per share.............................                $10.16
                                                                        ======
Maximum Sales Charge--Investor A Shares.................                  2.50%
 Maximum Offering Price
 (100%/(100%--Maximum Sales Charge) of net asset value
 adjusted to the nearest cent) per share................                $10.42
                                                                        ======
Trust Shares
 Net Assets.............................................           $41,245,060
 Shares.................................................             4,063,957
 Offering and redemption price per share................                $10.15
                                                                        ======

 Statement of Operations

                                               For the period ended May 31, 1999
                                                                     (Unaudited)

Investment Income:
Interest income.............................................          $903,409
Dividend income.............................................             9,487
                                                                      --------
 Total Income...............................................           912,896
Expenses:
Investment advisory fees.................................... $113,805
Administration fees.........................................   41,384
Distribution and services fees,
 Investor A Shares..........................................       30
Administrative services fees,
 Trust Shares...............................................   62,045
Accounting fees.............................................    4,248
Custodian fees..............................................    9,118
Transfer agent fees.........................................    5,011
Other fees..................................................    3,580
                                                             --------
 Total expenses before voluntary fee reductions.............           239,221
 Expenses voluntarily reduced...............................           (82,742)
                                                                      --------
 Net Expenses...............................................           156,479
                                                                      --------
Net investment income.......................................           756,417
                                                                      --------
Unrealized Losses from Investments:
Net change in unrealized appreciation from investments......          (395,702)
                                                                      --------
Unrealized losses from investments..........................          (395,702)
                                                                      --------
Change in net assets resulting from operations..............          $360,715
                                                                      ========

                       See notes to financial statements

MERCANTILE MUTUAL FUNDS, INC.
Short-Intermediate Municipal Portfolio

 Statements of Changes in Net Assets

                                                         For the
                                                       period ended    For the
                                                         May 31,      year ended
                                                           1999      November 30,
                                                       (Unaudited)       1998
                                                       ------------  ------------
From Investment Activities:
Operations:
 Net investment income...............................  $   756,417   $ 1,470,513
 Net realized gains from investment transactions.....           --        16,005
 Net change in unrealized appreciation from
 investments.........................................     (395,702)      556,532
                                                       -----------   -----------
Change in net assets resulting from operations.......      360,715     2,043,050
                                                       -----------   -----------
Distributions to Investor A Shareholders:
 From net investment income..........................         (345)         (559)
 From net realized gains from investment
 transactions........................................          (12)           --
Distributions to Trust Shareholders:
 From net investment income..........................     (756,072)   (1,469,954)
 From net realized gains from investment
 transactions........................................      (15,988)           --
                                                       -----------   -----------
Change in net assets from shareholder distributions..     (772,417)   (1,470,513)
                                                       -----------   -----------
Change in net assets from capital transactions.......   (1,222,690)   11,850,687
                                                       -----------   -----------
Change in net assets.................................   (1,634,392)   12,423,224
Net Assets:
 Beginning of period.................................   42,893,371    30,470,147
                                                       -----------   -----------
 End of period.......................................  $41,258,979   $42,893,371
                                                       ===========   ===========

                       See notes to financial statements

MERCANTILE MUTUAL FUNDS, INC.
Short-Intermediate Municipal Portfolio

 Financial Highlights, Investor A Shares

                           For the
                         period ended  For the years ended
                           May 31,         November 30,        July 10, 1995 to
                             1999      ----------------------    November 30,
                         (Unaudited)    1998    1997    1996       1995 (a)
                         ------------  ------  ------  ------  ----------------
Net Asset Value,
 Beginning of Period....    $10.26     $10.11  $10.08  $10.08       $10.00
                            ------     ------  ------  ------       ------
Investment Activities
 Net investment income..      0.17       0.35    0.37    0.40           --
 Net realized and
  unrealized gains from
  investments...........     (0.10)      0.15    0.03      --         0.08
                            ------     ------  ------  ------       ------
 Total from Investment
  Activities............      0.07       0.50    0.40    0.40         0.08
                            ------     ------  ------  ------       ------
Distributions
 Net investment income..     (0.17)     (0.35)  (0.37)  (0.40)          --
                            ------     ------  ------  ------       ------
 Total Distributions....     (0.17)     (0.35)  (0.37)  (0.40)          --
                            ------     ------  ------  ------       ------
Net Asset Value, End of
 Period.................    $10.16     $10.26  $10.11  $10.08       $10.08
                            ======     ======  ======  ======       ======
Total Return (excludes
 sales charge)..........      0.66%(b)   5.16%   4.12%   4.02%        0.80%(b)
Ratios/Supplementary
 Data:
Net Assets at end of
 period (000)...........    $   14     $   32  $   16  $   51       $   --  (c)
Ratio of expenses to
 average net assets.....      1.00%(d)   0.89%   0.62%   0.56%        0.00%(d)
Ratio of net investment
 income to average net
 assets.................      3.38%(d)   3.54%   3.78%   3.83%        0.00%(d)
Ratio of expenses to
 average net assets*....      1.19%(d)   1.21%   1.32%   1.26%        0.00%(d)
Portfolio turnover**....      0.00%     18.58%   0.00%   0.00%        0.00%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued. (a) Period from commencement of operations. (b) Not annualized. (c) Only one Investor A Share, worth $10.08, was outstanding as of November 30, 1995. (d) Annualized.

 Financial Highlights, Trust Shares

                           For the
                         period ended     For the years ended
                           May 31,           November 30,          July 10, 1995 to
                             1999       -------------------------    November 30,
                         (Unaudited)     1998     1997     1996        1995 (a)
                         ------------   -------  -------  -------  ----------------
Net Asset Value,
 Beginning of Period....   $ 10.25      $ 10.10  $ 10.07  $ 10.07      $ 10.00
                           -------      -------  -------  -------      -------
Investment Activities
 Net investment income..      0.19         0.38     0.40     0.41         0.14
 Net realized and
  unrealized gains from
  investments...........     (0.10)        0.15     0.03       --         0.07
                           -------      -------  -------  -------      -------
 Total from Investment
  Activities............      0.09         0.53     0.43     0.41         0.21
                           -------      -------  -------  -------      -------
Distributions
 Net investment income..     (0.19)       (0.38)   (0.40)   (0.41)       (0.14)
                           -------      -------  -------  -------      -------
 Total Distributions....     (0.19)       (0.38)   (0.40)   (0.41)       (0.14)
                           -------      -------  -------  -------      -------
Net Asset Value, End of
 Period.................   $ 10.15      $ 10.25  $ 10.10  $ 10.07      $ 10.07
                           =======      =======  =======  =======      =======
Total Return............      0.88%(b)     5.36%    4.39%    4.15%        2.15%(b)
Ratios/Supplementary
 Data:
Net Assets at end of
 period (000)...........   $41,245      $42,862  $30,454  $29,472      $23,754
Ratio of expenses to
 average net assets.....      0.76%(c)     0.64%    0.38%    0.31%        0.47%(c)
Ratio of net investment
 income to average net
 assets.................      3.66%(c)     3.75%    4.00%    4.07%        3.81%(c)
Ratio of expenses to
 average net assets*....      1.16%(c)     1.20%    1.33%    0.96%        1.12%(c)
Portfolio turnover**....      0.00%       18.58%    0.00%    0.00%        0.00%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued. (a) Period from commencement of operations. (b) Not annualized. (c) Annualized.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                 Mercantile Missouri Tax-Exempt Bond Portfolio+


  Q. What were conditions in the Missouri municipal bond market during the six months ended May 31, 1999?

  A. As always, the Missouri municipal market took its cues from the conditions in the overall bond market. Interest rates during the period rose due to signs of stronger-than-expected economic growth, which caused investors to worry that the Federal Reserve Board (the Fed) would raise short-term interest rates. But those inflationary concerns were at times countered by signs of more moderate economic growth.

  That environment of rising rates and uncertainty caused investors to favor short-term municipal bonds over long-term issues. Meanwhile, supply in the muni market was very tight because municipalities issued relatively few new bonds in the rising rate environment. That scarce supply helped muni bonds outperform taxable bonds during the period. The supply of new issues in Missouri was especially limited, causing Missouri muni bonds to perform quite well.

  Q. How did you position the Portfolio in that environment?

  A. We kept the Portfolio around its target average maturity of approximately nine years. We prefer to keep the Portfolio's average maturity near the upper end of its range in order to capture attractive yields for shareholders. It remains difficult to find attractive opportunities in the Missouri market due to its tight supply.

  Q. What was the average credit rating of the Portfolio's holdings?

  A. We maintained the Portfolio's high average credit rating at AA1. Investors continued to favor high-quality issues due to general economic uncertainty. Moreover, the additional extra yield available on lower-rated securities was not enough to compensate for the additional credit risk associated with those issues.*

  Q. Did any sectors of the Missouri market offer especially attractive opportunities during the period?

  A. We found opportunities to increase the Portfolio's yield by investing in select, high-quality healthcare issues.

  Q. What is your outlook for the U.S. economy and for the Missouri municipal bond market going forward?

  A. The U.S. economy will likely grow at a moderate pace, and inflation should remain low. However, there is considerable uncertainty about the direction of inflation and whether the Fed will raise short-term interest rates. That uncertainty may put a damper on the municipal bond market during the next few months. Yields on long-term Treasuries will probably trade in a range of between 5.75% to 6.25%, and munis will trade in a relatively narrow range, as well. But supply should remain tight in the second half of the year, which will help support muni bond prices.

  Q. How will you manage the Portfolio in that environment?

  A. We will invest new cash in longer-term bonds in order to capture yield for shareholders. We will also continue to favor bonds with strong credit quality.
-----
+ The Portfolio's income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax.
* Portfolio composition is subject to change. Regional investing may involve additional risk since investments are limited to one geographical area.

                 Mercantile Missouri Tax-Exempt Bond Portfolio

                [CHART OF MISSOURI TAX-EXEMPT BOND APPEARS HERE]
Value of a $10,000 Investment
                                                         Lehman Brothers
                Investor A   Investor A   Investor B       Municipal
 Date           (No Load)     (Load)*     (No CDSC)        Bond Index
 ----           ---------     ------      ---------   ---------------------
5/89             10,000        9,525       10,000            10,000
5/90             10,549       10,048       10,549            10,733
5/91             11,464       10,919       11,446            11,814
5/92             12,635       12,034       12,640            12,976
5/93             14,080       13,412       14,090            14,529
5/94             14,294       13,615       14,305            14,888
5/95             15,563       14,824       15,537            16,243
5/96             16,046       15,284       15,890            16,986
5/97             17,196       16,379       16,877            18,395
5/98             18,570       17,688       18,097            20,121
5/99             19,242       18,275       18,604            21,062

                   Average Annual Total Returns as of 5/31/99

                          1 Year     5 Year     10 Year
                          ------     ------     -------
Investor A (No Load)      3.62%      6.12%      6.76%
Investor A*              -1.33%      5.09%      6.24%
Investor B (No CDSC)      2.80%      5.40%      6.40%
Investor B (CDSC)**      -2.16%      5.23%      6.40%
*  Reflects 4.75% sales charge.
** Reflects applicable contingent deferred sales charge (maximum 5.00%).


             [CHART OF MISSOURI TAX-EXEMPT BOND TRUST APPEARS HERE] Value of a $10,000 Investment
                           Lehman Brothers
                             Municipal
 Date       Trust            Bond Index
 ----       -----      --------------------
5/89        10,000            10,000
5/90        10,549            10,733
5/91        11,502            11,814
5/92        12,691            12,976
5/93        14,172            14,529
5/94        14,416            14,888
5/95        15,726            16,243
5/96        16,245            16,986
5/97        17,444            18,395
5/98        18,890            20,121
5/99        19,613            21,062
Average Annual Total Returns as of 5/31/99
           1 Year     5 Year     10 Year
           ------     ------     -------
Trust      3.83%      6.35%      6.97%



  Past performance is not predictive of future results. Investment return and principal value will fluctuate, so that shares of a particular class, when redeemed, may be worth more or less than their original cost.

  The performance of the Mercantile Missouri Tax-Exempt Bond Portfolio is measured against the Lehman Brothers Municipal Bond Index, an unmanaged index generally representative of the total return of municipal bonds. Investors are unable to invest in the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. By contrast, the performance of the Portfolio shown on the graph reflects the deduction of these value-added services, as well as the deduction of a 4.75% sales charge on Investor A Shares.

  The Portfolio commenced operations on July 5, 1988 as a separate investment portfolio (the "Predecessor Portfolio") of The Arch Tax-Exempt Trust. On October 2, 1995, the Predecessor Portfolio was reorganized as a new portfolio of Mercantile Mutual Funds, Inc. Prior to the reorganization, the Predecessor Portfolio offered and sold shares that were similar to the Portfolio's Investor A, Investor B and Trust Shares. Total returns for periods prior to October 2, 1995 reflect the performance of the Predecessor Portfolio.

  Investor B Shares were initially offered on March 1, 1995. The performance figures for Investor B Shares for periods prior to such date represent the performance for Investor A Shares of the Portfolio, which has been restated to reflect the contingent deferred sales charge payable by holders of Investor B Shares who redeem within six years of the date of purchase. Investor B Shares are also subject to distribution and service fees at a maximum annual rate of 1.00%. Had these distribution and service fees been reflected, performance would have been reduced.

  Investor B Shares (CDSC) are not included in the above graph, since the performance is for more than six years and the CDSC would no longer apply. After six years, the performance for Investor B Shares (CDSC) mirrors the Investor B Shares (No CDSC) performance.

MERCANTILE MUTUAL FUNDS, INC.                  Schedule of Portfolio Investments
Missouri Tax-Exempt Bond Portfolio                      May 31, 1999 (Unaudited)


Municipal Bonds (92.8%):

                       Security                         Principal
                     Description                          Amount   Market Value
                     -----------                        ---------- ------------
Missouri (87.1%):
Clayton School District, G.O., 5.00%, 3/1/17, Callable
 on 3/1/07 @ 101......................................  $3,325,000 $  3,283,438
Columbia, G.O., 5.50%, 10/1/03........................   1,255,000    1,338,144
Columbia, Water & Electrical Revenue, Series A,
 6.13%,10/1/12, Prerefunded on 10/1/02 @ 102..........   1,000,000    1,086,250
Franklin County Reorganized School District, No. R-
 XI,G.O., 5.75%, 3/1/13, Callable 3/1/03 @ 100 (FGIC
 Insured).............................................     110,000      115,088
Franklin County Reorganized School District, No. R-
 XI,G.O., 5.75%, 3/1/13, Prerefunded on 3/1/03 @ 100
 (FGIC Insured).......................................     640,000      674,400
Hazelwood School District, G.O., 5.85%, 3/1/09,
 Callable on 3/1/04 @ 100.............................   1,000,000    1,066,250
Jackson County School District, G.O., 4.85%, 3/1/13,
 Callable 3/1/08 @ 100................................   2,000,000    2,002,500
Jefferson City School District, Series A, 6.70%,
 3/1/11...............................................   1,000,000    1,166,250
Kansas City School District Building, Capital
 Improvement Project, 5.00%, 2/1/14, Callable on
 2/1/04 @ 102 (FGIC Insured)..........................   2,230,000    2,238,363
Kansas City School District Building, Capital
 Improvement Project, 5.15%, 2/1/08, Callable on
 2/1/04 @ 102 (FGIC Insured)..........................   2,415,000    2,511,600
Kansas City School District Building, Elementary
 School Project, Series D, 5.00%, 2/1/14, Callable on
 2/1/04 @ 102 (FGIC Insured)..........................   1,000,000    1,003,750
Kansas City School District Building, Series C, 5.38%,
 7/1/05, Callable on 7/1/03 @ 101 (FGIC Insured)......   1,000,000    1,051,250
Kansas City Sewer Revenue, 5.75%, 3/1/01..............   1,000,000    1,033,750
Kansas City Water Revenue, Series A, 5.00%, 12/1/11,
 Callable 12/1/08 @ 101...............................   4,390,000    4,455,849
Kansas City Water Revenue, Series B, 5.00%, 12/1/16,
 Callable on 12/1/06 @ 101............................   2,200,000    2,172,500
Kansas City, Series A, G.O., 5.25%, 9/1/12, Callable
 on 3/1/08 @ 101......................................   3,980,000    4,144,174
Lincoln County Industrial Development Authority,
 Industrial Development Revenue, Monsanto Co. Project,
 7.50%, 5/1/05, Callable on 7/1/99 @ 102..............     700,000      715,561
Mehlville School District No. 09, G.O., 6.00%,
 2/15/13, Callable on 2/15/03 @ 102 (MBIA Insured)....   1,500,000    1,629,375
Missouri Health & Educational Facilities Authority,
 Health Facilities Revenue, Nurshome Hospital, 5.00%,
 5/15/28, Callable on 5/15/08 @ 101...................   3,105,000    2,934,225

Municipal Bonds. continued:

                       Security                         Principal
                     Description                          Amount   Market Value
                     -----------                        ---------- ------------
Missouri, continued:
Missouri Southern State College Revenue, 5.25%,
 12/1/12, Prerefunded on 12/1/02 @ 100
 (MBIA Insured).......................................  $  750,000 $    783,750
Missouri State Board of Public Buildings, 6.40%,
 12/1/09, Callable on 12/1/01 @ 100...................   1,500,000    1,571,250
Missouri State Enviromental Improvement & Energy
 Resources Authority, Water Pollution Control Revenue,
 Series A, 5.00%, 1/1/19, Callable 7/1/08 @ 101.......   2,200,000    2,142,250
Missouri State Environmental Improvement & Energy
 Resources Authority, Water Pollution Control Revenue,
 Series A, 6.88%, 6/1/14, Callable on 12/1/01 @ 102...   1,100,000    1,193,500
Missouri State Environmental Improvement & Energy
 Resources Authority, Water Pollution Control Revenue,
 Series A, 6.45%, 7/1/08, Callable on 7/1/02 @ 102....   1,000,000    1,087,500
Missouri State Environmental Improvement & Energy
 Resources Authority, Water Pollution Control Revenue,
 Series A, 6.55%, 7/1/14, Callable on 7/1/02 @ 102....     500,000      542,500
Missouri State Environmental Improvement & Energy
 Resources Authority, Water Pollution Control Revenue,
 Series D, 5.88%, 1/1/15, Callable on 1/1/06 @ 101....   1,000,000    1,063,750
Missouri State Environmental Improvement & Energy
 Resources Authority, Water Pollution Control Revenue,
 Series E, 5.63%, 7/1/16, Callable on 7/1/06 @ 101....   1,250,000    1,303,125
Missouri State Health & Educational Facilities
 Authority, Health Facilities Revenue, Barnes
 Hospital, 7.13%,12/15/12, Prerefunded 12/15/00 @
 102..................................................     500,000      536,875
Missouri State Health & Educational Facilities
 Authority, Health Facilities Revenue, Barnes-Jewish,
 Inc., Series A, 5.25%, 5/15/21, Callable on 5/15/03
 @ 102................................................   2,500,000    2,496,875
Missouri State Health & Educational Facilities
 Authority, Health Facilities Revenue, Bethesda Eye
 Institute, 6.63%, 11/1/09, Prerefunded on 11/1/01 @
 102 (LOC-Credit Local de France).....................     600,000      650,250
Missouri State Health & Educational Facilities
 Authority, Health Facilities Revenue, BJC Health
 Systems, Series A, 6.75%, 5/15/12....................   1,000,000    1,181,250

                                   Continued

MERCANTILE MUTUAL FUNDS, INC.                  Schedule of Portfolio Investments
Missouri Tax-Exempt Bond Portfolio                      May 31, 1999 (Unaudited)


Municipal Bonds. continued:

                       Security                         Principal
                     Description                          Amount   Market Value
                     -----------                        ---------- ------------
Missouri, continued:
Missouri State Health & Educational Facilities
 Authority, Health Facilities Revenue, Children's
 Mercy Hospital Projects, 5.63%, 5/15/12, Callable on
 5/15/03 @ 101 (MBIA Insured).........................  $1,200,000 $  1,248,000
Missouri State Health & Educational Facilities
 Authority, Health Facilities Revenue, Freeman
 Hospital Project, Series A, 5.38%, 2/15/14, Callable
 on 2/15/04 @ 102 (FSA Insured).......................   1,000,000    1,023,750
Missouri State Health & Educational Facilities
 Authority, Health Facilities Revenue, Sisters of
 Mercy Health System, Series A, 6.25%, 6/1/15,
 Callable on 6/1/02 @ 102 (MBIA Insured)..............     750,000      796,875
Missouri State Health & Educational Facilities
 Authority, Health Facilities Revenue, SSM Health Care
 System, Series A, 5.00%, 6/1/18, Callable 6/1/08 @
 101 (MBIA Insured)...................................   3,895,000    3,802,494
Missouri State Health & Educational Facilities
 Authority, Health Facilities Revenue, SSM Health Care
 System, Series AA, 6.25%, 6/1/16, Prerefunded on
 6/1/02 @ 102 (MBIA Insured)..........................     390,000      423,150
Missouri State Health & Educational Facilities
 Authority, Health Facilities Revenue, SSM Health Care
 System, Series AA, 6.25%, 6/1/16, Callable 6/1/02 @
 102 (MBIA Insured)...................................   1,610,000    1,730,750
Missouri State Health & Educational Facilities
 Authority, Health Facilities Revenue, St. Luke's
 Health System, 5.10%, 11/15/13, Callable on 11/15/03
 @ 102 (MBIA Insured).................................   2,000,000    2,020,000
Missouri State Higher Education Loan Authority,
 Student Loan Revenue, Series A, 5.75%, 2/15/02.......   1,000,000    1,035,000
Missouri State Housing Development Revenue, 6.60%,
 7/1/24, Callable on 1/1/03 @ 100 (FHA Insured).......     835,000      868,400
Missouri State Housing Development Revenue, Series B,
 7.00%, 9/1/10, Callable on 9/1/01 @ 102 (FHA
 Insured).............................................     455,000      478,888
Missouri State Housing Development Revenue, Series C,
 6.90%, 7/1/18, Callable on 1/1/02 @102...............     415,000      434,713
Missouri State Water Pollution Control Revenue, Series
 A, G.O., 5.75%, 8/1/12, Callable on 8/1/02 @ 100.....   1,000,000    1,050,000
Missouri State Water Pollution Control Revenue, Series
 A, G.O., 5.75%, 8/1/18, Callable on 8/1/06 @ 100.....   2,085,000    2,246,588
Missouri State, Fourth Street Building, Series A,
 G.O., 5.40%, 8/1/09, Callable on 8/1/06 @ 100........   2,000,000    2,120,000

Municipal Bonds. continued:

                       Security                         Principal
                     Description                          Amount   Market Value
                     -----------                        ---------- ------------
Missouri, continued:
Missouri State, Third Street Building, Series A, G.O.,
 5.25%, 8/1/08, Callable on 8/1/02 @ 100..............  $1,000,000 $  1,026,250
Missouri Western State College Revenue, 5.40%,
 10/1/16, Callable on 10/1/03 @ 102 (MBIA Insured)....   1,000,000    1,018,750
Missouri, Series A, G.O., 5.13%, 8/1/09, Callable on
 8/1/02 @ 100.........................................   1,000,000    1,020,000
North Kansas City Hospital Revenue, 5.00%, 11/15/28,
 Callable on 11/15/08 @ 101 (AMBAC Insured)...........   3,000,000    2,865,000
O'Fallon, G.O., 5.75%, 3/1/10, Callable on 3/1/01 @
 100 (MBIA Insured)...................................     570,000      580,688
Phelps County Hospital Revenue, Phelps County Regional
 Medical Center, 8.20%, 3/1/05, Prerefunded on 3/1/00
 @ 102................................................     600,000      633,432
Sikeston Electric Revenue, 5.00%, 6/1/22, Callable on
 6/1/06 @ 101 (MBIA Insured)..........................   1,000,000      972,500
Sikeston Electric Revenue, 6.25%, 6/1/22, Prerefunded
 on 6/1/02 @ 102 (MBIA Insured).......................   1,000,000    1,082,500
Southeast Missouri Correctional Facilities Revenue,
 5.75%, 10/15/08, Callable on 10/15/00 @ 102..........     500,000      516,250
Southeast Missouri Correctional Facilities Revenue,
 5.75%, 10/15/16, Callable on 10/15/02 @ 100..........     500,000      512,500
Springfield School District No. R-12, Series A, G.O.,
 5.25%, 3/1/11, Callable on 3/1/03 @ 100 (MBIA
 Insured).............................................   2,000,000    2,035,000
Springfield Water Works Revenue, Series A, 5.60%,
 5/1/23, Callable on 5/1/03 @ 102.....................   2,000,000    2,137,500
St. Charles County Community College, G.O., 6.00%,
 2/15/09, Callable on 2/15/01 @ 102 (AMBAC Insured)...   1,000,000    1,047,500
St. Charles County Public Facilities Authority,
 Leasehold Revenue, 6.38%, 3/15/07, Callable on
 3/15/02 @ 102 (FGIC Insured).........................     500,000      535,000
St. Louis County Industrial Development Authority,
 Health Facility Revenue, Lutheran Health Care
 Association, Series A, 7.38%, 2/1/14, Prerefunded on
 2/1/02 @ 102.........................................     800,000      883,000
St. Louis County Industrial Development Authority,
 Pollution Control Revenue, Anheuser-Busch Co.
 Project, 6.65%, 5/1/16...............................     400,000      465,500
St. Louis County, Pattonville R-3 School District,
 G.O., 6.25%, 2/1/10, Prerefunded on 2/1/02 @ 100
 (FGIC Insured).......................................     750,000      793,125
St. Louis County, Rockwood School District No. R-6,
 G.O., 5.00%, 2/1/04, Callable on 2/1/02 @ 101........   1,000,000    1,033,750

                                   Continued

MERCANTILE MUTUAL FUNDS, INC.                 Schedule of Portfolio Investments
Missouri Tax-Exempt Bond Portfolio                     May 31, 1999 (Unaudited)


Municipal Bonds. continued:

                       Security                         Principal
                     Description                          Amount   Market Value
                     -----------                        ---------- ------------
Missouri, continued:
St. Louis County, Series B, G.O., 5.50%, 2/1/13,
 Callable on 2/1/03 @ 100.............................  $2,500,000 $  2,612,500
St. Louis Water Revenue, 6.00%, 7/1/14, Prerefunded on
 7/1/04 @ 102 (FGIC Insured)..........................     500,000      551,250
St. Peters, G.O., 5.80%, 1/1/09, Prerefunded on 1/1/02
 @ 102................................................   1,740,000    1,853,100
St. Peters, G.O., 5.85%, 1/1/13, Prerefunded on 1/1/02
 @ 102................................................   1,065,000    1,135,556
University City Industrial Development Authority,
 Multifamily Housing Revenue, Series A, 5.95%,
 12/20/25, Callable on 12/20/05 @ 102.................   1,400,000    1,463,000
University Health Facilities Revenue, University of
 Missouri Health System, Series A, 5.60%, 11/1/26,
 Callable on 11/1/06 @ 102 (AMBAC Insured)............   3,000,000    3,105,000
University Of Missouri Health Systems, Series A,
 5.13%, 11/1/28, Callable on 11/1/08 @ 100 (AMBAC
 Insured).............................................   4,000,000    3,894,999
University of Missouri, University Revenue, 5.50%,
 11/1/23, Callable on 11/1/03 @ 101...................   2,000,000    2,062,500
University of Missouri, University Revenue, 5.80%,
 11/1/27, Callable on 11/1/07 @ 101...................   3,000,000    3,150,000
University of Missouri, University Revenue, 5.50%,
 11/1/21, Callable on 11/1/07 @ 101...................   3,000,000    3,082,500
University of Missouri, University Revenue, Series A,
 6.50%, 11/1/11, Prerefunded on 11/1/00 @ 102 (AMBAC
 Insured).............................................     925,000      981,656
Wentzville School District No. R-4, G.O., 5.10%,
 3/1/18, Callable on 3/1/08 @ 100 (FSA Insured).......   3,000,000    2,955,000
                                                                   ------------
                                                                    114,459,506
                                                                   ------------
Puerto Rico (5.7%):
Puerto Rico Commonwealth, G.O., 6.45%, 7/1/17,
 Prerefunded on 7/1/04 @ 101.5........................     500,000      561,875
Puerto Rico Commonwealth, Series A, G.O., 6.00%,
 7/1/06, Callable on 7/1/02 @ 101.5...................   1,000,000    1,067,500
Puerto Rico Public Buildings Authority, Public
 Education and Health Facilities Revenue, Series B,
 5.00%, 7/1/27, Callable on 7/1/07 @ 101.5 (AMBAC
 Insured).............................................   4,000,000    3,875,000
Puerto Rico Public Buildings Authority, Public
 Education and Health Facilities Revenue, Series M,
 5.50%, 7/1/21, Callable on 7/1/03 @ 101.5............   2,000,000    2,052,500
                                                                   ------------
                                                                      7,556,875
                                                                   ------------
TOTAL MUNICIPAL BONDS.................................              122,016,381
                                                                   ------------

Investment Companies (6.2%):

                        Security
                      Description                         Shares   Market Value
                      -----------                        --------- ------------
Federated Tax-Free Fund................................. 6,523,000 $  6,523,000
Nuveen Tax Exempt Fund.................................. 1,669,000    1,669,000
                                                                   ------------
TOTAL INVESTMENT COMPANIES..............................              8,192,000
                                                                   ------------
TOTAL INVESTMENTS (Cost $126,341,188)(a)-99.0%..........            130,208,381
Other assets in excess of liabilities 1.0%..............              1,338,487
                                                                   ------------
TOTAL NET ASSETS-100.0%.................................           $131,546,868
                                                                   ============

-----
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

      Unrealized appreciation.... $4,377,321
      Unrealized depreciation....   (510,128)
                                  ----------
      Net unrealized apprecia-
       tion...................... $3,867,193
                                  ==========

AMBAC AMBAC Indemnity Corp.
FGIC  Financial Guaranty Insurance Corp.
FHA  Federal Housing Administration
FSA  Financial Securities Assurance, Inc.
G.O.  General Obligation
LOC  Letter of Credit
MBIA  Municipal Bond Insurance Association
                       See notes to financial statements

MERCANTILE MUTUAL FUNDS, INC.
Missouri Tax-Exempt Bond Portfolio

 Statement of Assets and Liabilities

                                                                    May 31, 1999
                                                                     (Unaudited)

Assets:
Investments, at value
 (cost $126,341,188)....................................          $130,208,381
Cash....................................................                   287
Interest and dividends receivable.......................             1,874,718
Receivable for capital shares issued....................                28,604
Prepaid expenses and other assets.......................                 6,619
                                                                  ------------
 Total Assets...........................................           132,118,609
Liabilities:
Dividends payable....................................... $488,946
Accrued expenses and other payables:
 Investment advisory fees...............................   50,381
 Administration fees....................................    1,802
 Distribution and administrative services fees..........    7,158
 Custodian fees.........................................    4,478
 Other liabilities......................................   18,976
                                                         --------
 Total Liabilities......................................               571,741
                                                                  ------------
Net Assets:
Capital.................................................           127,679,801
Accumulated net realized losses from investment
 transactions...........................................                  (126)
Net unrealized appreciation from investments............             3,867,193
                                                                  ------------
Net Assets..............................................          $131,546,868
                                                                  ============
Investor A Shares
 Net Assets.............................................          $ 23,639,668
 Shares.................................................             1,991,010
 Redemption price per share.............................                $11.87
                                                                        ======
Maximum Sales Charge--Investor A Shares.................                  4.75%
 Maximum Offering Price (100%/(100% -- Maximum Sales
  Charge) of net asset value adjusted to the nearest
  cent) per share.......................................                $12.46
                                                                        ======
Investor B Shares
 Net Assets.............................................          $  3,690,847
 Shares.................................................               311,040
 Offering price per share*..............................                $11.87
                                                                        ======
Trust Shares
 Net Assets.............................................          $104,216,353
 Shares.................................................             8,775,022
 Offering and redemption price per share................                $11.88
                                                                        ======

-----
* Redemption price of Investor B shares varies based on length of time held. Statement of Operations

                                               For the period ended May 31, 1999
                                                                     (Unaudited)

Investment Income:
Interest income...........................................          $3,087,961
Dividend income...........................................             133,228
                                                                    ----------
 Total Income.............................................           3,221,189
Expenses:
Investment advisory fees.................................. $284,485
Administration fees.......................................  126,439
Distribution and services fees,
 Investor A Shares........................................   35,421
Distribution and services fees,
 Investor B Shares........................................   15,619
Administrative services fees,
 Trust Shares.............................................  149,550
Accounting fees...........................................    4,984
Custodian fees............................................   28,009
Transfer agent fees.......................................   14,946
Other fees................................................   24,158
                                                           --------
 Total expenses before voluntary fee reductions...........             683,611
 Expenses voluntarily reduced.............................            (228,823)
                                                                    ----------
 Net Expenses.............................................             454,788
                                                                    ----------
Net investment income.....................................           2,766,401
                                                                    ----------
Realized/Unrealized Losses from Investments:
Net realized losses from investment transactions..........                (129)
Net change in unrealized appreciation from investments....          (2,031,616)
                                                                    ----------
Net realized/unrealized losses from investments...........          (2,031,745)
                                                                    ----------
Change in net assets resulting from operations............          $  734,656
                                                                    ==========

                       See notes to financial statements

MERCANTILE MUTUAL FUNDS, INC.
Missouri Tax-Exempt Bond Portfolio

 Statements of Changes in Net Assets

                                                      For the
                                                     year ended     For the
                                                      May 31,      year ended
                                                        1999      November 30,
                                                    (Unaudited)       1998
                                                    ------------  ------------
From Investment Activities:
Operations:
 Net investment income............................. $  2,766,401  $  4,850,391
 Net realized gains (losses) from investment trans-
  actions..........................................         (129)      281,600
 Net change in unrealized appreciation from invest-
  ments............................................   (2,031,616)    1,598,199
                                                    ------------  ------------
Change in net assets resulting from operations.....      734,656     6,730,190
                                                    ------------  ------------
Distributions to Investor A Shareholders:
 From net investment income........................     (500,194)   (1,054,885)
 From net realized gains...........................      (31,904)           --
Distributions to Investor B Shareholders:
 From net investment income........................      (53,788)      (70,214)
 From net realized gains...........................       (3,590)           --
Distributions to Trust Shareholders:
 From net investment income........................   (2,212,419)   (3,725,292)
 From net realized gains...........................     (127,535)           --
                                                    ------------  ------------
Change in net assets from shareholder distribu-
 tions.............................................   (2,929,430)   (4,850,391)
                                                    ------------  ------------
Change in net assets from capital transactions.....   13,232,738    18,078,730
                                                    ------------  ------------
Change in net assets...............................   11,037,964    19,958,529
Net Assets:
 Beginning of period...............................  120,508,904   100,550,375
                                                    ------------  ------------
 End of period..................................... $131,546,868  $120,508,904
                                                    ============  ============

                       See notes to financial statements

MERCANTILE MUTUAL FUNDS, INC.
Missouri Tax-Exempt Bond Portfolio

 Financial Highlights, Investor A Shares

                           For the                                   For the
                         period ended     For the years ended       Six Months     For the years
                           May 31,           November 30,             Ended        ended May 31,
                             1999       -------------------------  November 30,   -----------------
                         (Unaudited)     1998     1997     1996      1995 (d)     1995 (a)   1994
                         ------------   -------  -------  -------  ------------   --------  -------
Net Asset Value,
 Beginning of Period....   $ 12.08      $ 11.87  $ 11.69  $ 11.74    $ 11.52      $ 11.13   $ 11.54
                           -------      -------  -------  -------    -------      -------   -------
Investment Activities
 Net investment income..      0.24         0.52     0.53     0.55       0.27         0.55      0.55
 Net realized and
  unrealized gains
  (losses) from
  investments...........     (0.18)        0.21     0.18    (0.05)      0.22         0.40     (0.37)
                           -------      -------  -------  -------    -------      -------   -------
 Total from Investment
  Activities............      0.06         0.73     0.71     0.50       0.49         0.95      0.18
                           -------      -------  -------  -------    -------      -------   -------
Distributions
 Net investment income..     (0.25)       (0.52)   (0.53)   (0.55)     (0.27)       (0.55)    (0.55)
 Net realized gains.....     (0.02)          --       --       --         --        (0.01)    (0.04)
                           -------      -------  -------  -------    -------      -------   -------
 Total Distributions....     (0.27)       (0.52)   (0.53)   (0.55)     (0.27)       (0.56)    (0.59)
                           -------      -------  -------  -------    -------      -------   -------
Net Asset Value, End of
 Period.................   $ 11.87      $ 12.08  $ 11.87  $ 11.69    $ 11.74      $ 11.52   $ 11.13
                           =======      =======  =======  =======    =======      =======   =======
Total Return (excludes
 sales charge)..........      0.49%(b)     6.31%    6.27%    4.41%      4.32%(b)     8.91%     1.53%
Ratios/Supplementary
 Data:
Net Assets at end of
 period (000)...........   $23,640      $23,611  $23,722  $25,144    $24,726      $24,318   $27,919
Ratio of expenses to
 average net assets.....      0.86%(c)     0.86%    0.86%    0.85%      0.95%(c)     0.84%     0.65%
Ratio of net investment
 income to average net
 assets.................      4.24%(c)     4.38%    4.57%    4.75%      4.64%(c)     5.02%     4.75%
Ratio of expenses to
 average net assets*....      1.07%(c)     1.06%    1.06%    1.05%      1.18%(c)     1.18%     1.12%
Portfolio turnover**....      0.14%        6.14%    3.50%    3.66%      1.55%        0.00%    20.00%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued. (a) On September 27, 1994, the Portfolio redesignated the Investor Shares as "Investor A" Shares, and authorized the issuance of a series of shares designated as "Investor B" Shares. (b) Not annualized. (c) Annualized. (d) Upon reorganizing as a Portfolio of Mercantile Mutual Funds, Inc., the Missouri Tax-Exempt Bond Portfolio changed its fiscal year end from May 31 to November 30.

 Financial Highlights, Investor B Shares

                           For the                               For the
                         period ended  For the years ended      Six Months   March 1,
                           May 31,         November 30,           Ended      1995 to
                             1999      ----------------------  November 30,  May 31,
                         (Unaudited)    1998    1997    1996     1995 (e)    1995 (a)
                         ------------  ------  ------  ------  ------------  --------
Net Asset Value,
 Beginning of Period....    $12.07     $11.86  $11.68  $11.74     $11.52      $11.19
                            ------     ------  ------  ------     ------      ------
Investment Activities
 Net investment income..      0.21       0.43    0.44    0.45       0.22        0.11
 Net realized and
  unrealized gains
  (losses) from
  investments...........     (0.18)      0.21    0.18   (0.06)      0.22        0.33
                            ------     ------  ------  ------     ------      ------
 Total from Investment
  Activities............      0.03       0.64    0.62    0.39       0.44        0.44
                            ------     ------  ------  ------     ------      ------
Distributions
 Net investment income..     (0.21)     (0.43)  (0.44)  (0.45)     (0.22)      (0.11)
 Net realized gains.....     (0.02)        --      --      --         --          --
                            ------     ------  ------  ------     ------      ------
 Total Distributions....     (0.23)     (0.43)  (0.44)  (0.45)     (0.22)      (0.11)
                            ------     ------  ------  ------     ------      ------
Net Asset Value, End of
 Period.................    $11.87     $12.07  $11.86  $11.68     $11.74      $11.52
                            ======     ======  ======  ======     ======      ======
Total Return (excludes
 redemption charge).....      0.18%(b)   5.47%   5.43%   3.48%      3.88%(b)    8.61%(c)
Ratios/Supplementary
 Data:
Net Assets at end of
 period (000)...........    $3,691     $2,496  $1,398  $  675     $  433      $   94
Ratio of expenses to
 average net assets.....      1.66%(d)   1.66%   1.66%   1.65%      1.77%(d)    1.76%(d)
Ratio of net investment
 income to average net
 assets.................      3.44%(d)   3.57%   3.76%   3.96%      3.82%(d)    4.00%(d)
Ratio of expenses to
 average net assets*....      1.76%(d)   1.76%   1.76%   1.75%      1.87%(d)    1.88%(d)
Portfolio turnover**....      0.14%      6.14%   3.50%   3.66%      1.55%       0.00%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued. (a) On September 27, 1994, the Portfolio redesignated Investor shares as "Investor A" shares and authorized the issuance of a third series of shares designated as "Investor B" shares. These financial highlights of Investor B shares cover the period from March 1, 1995 (commencement of operations) through May 31, 1995.
(b) Not annualized. (c) Represents total return for the Investor A Shares from June 1, 1994 to February 28, 1995, plus the total return for the Investor B Shares for the period from March 1, 1995 to May 31, 1995. (d) Annualized. (e) Upon reorganizing as a Portfolio of Mercantile Mutual Funds, Inc., the Missouri Tax-Exempt Bond Portfolio changed its fiscal year end from May 31 to November 30.

MERCANTILE MUTUAL FUNDS, INC.
Missouri Tax-Exempt Bond Portfolio

 Financial Highlights, Trust Shares

                           For the                                   For the
                         period ended     For the years ended       Six Months     For the years
                           May 31,           November 30,             Ended        ended May 31,
                             1999       -------------------------  November 30,   ----------------
                         (Unaudited)     1998     1997     1996      1995 (c)      1995     1994
                         ------------   -------  -------  -------  ------------   -------  -------
Net Asset Value,
 Beginning of Period....   $  12.08     $ 11.87  $ 11.69  $ 11.74    $ 11.52      $ 11.13  $ 11.54
                           --------     -------  -------  -------    -------      -------  -------
Investment Activities
 Net investment income..       0.27        0.55     0.56     0.57       0.28         0.57     0.58
 Net realized and
  unrealized gains
  (losses) from
  investments...........      (0.18)       0.21     0.18    (0.05)      0.22         0.40    (0.37)
                           --------     -------  -------  -------    -------      -------  -------
 Total from Investment
  Activities............       0.09        0.76     0.74     0.52       0.50         0.97     0.21
                           --------     -------  -------  -------    -------      -------  -------
Distributions
 Net investment income..      (0.27)      (0.55)   (0.56)   (0.57)     (0.28)       (0.57)   (0.58)
 Net realized gains.....      (0.02)         --       --       --         --        (0.01)   (0.04)
                           --------     -------  -------  -------    -------      -------  -------
 Total Distributions....      (0.29)      (0.55)   (0.56)   (0.57)     (0.28)       (0.58)   (0.62)
                           --------     -------  -------  -------    -------      -------  -------
Net Asset Value, End of
 Period.................   $  11.88     $ 12.08  $ 11.87  $ 11.69    $ 11.74      $ 11.52  $ 11.13
                           ========     =======  =======  =======    =======      =======  =======
Total Return............       0.68%(a)    6.52%    6.48%    4.62%      4.41%(a)     9.12%    1.73%
Ratios/Supplementary
 Data:
Net Assets at end of
 period (000)...........   $104,216     $94,402  $75,431  $55,905    $47,773      $44,336  $47,743
Ratio of expenses to
 average net assets.....       0.66%(b)    0.66%    0.66%    0.65%      0.78%(b)     0.64%    0.45%
Ratio of net investment
 income to average net
 assets.................       4.44%(b)    4.57%    4.76%    4.95%      4.83%(b)     5.22%    4.96%
Ratio of expenses to
 average net assets*....       1.06%(b)    1.06%    1.06%    0.75%      0.88%(b)     1.16%    1.13%
Portfolio turnover**....       0.14%       6.14%    3.50%    3.66%      1.55%          --    20.00%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued. (a) Not annualized. (b) Annualized. (c) Upon reorganizing as a Portfolio of Mercantile Mutual Funds, Inc., the Missouri Tax-Exempt Bond Portfolio changed its fiscal year end from May 31 to November 30.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                 Mercantile National Municipal Bond Portfolio+

  Q. What were the conditions in the economy and the municipal bond market during the six months ended May 31, 1999?

  A. The economy at times appeared to be growing rapidly, causing investors to worry that the Federal Reserve (the Fed) would increase interest rates to head off inflation. At other times, however, the economy appeared to be growing at a moderate pace, and inflation fears receded. That uncertainty caused interest rates to rise during the period, dampening the performance of municipal bonds and the overall bond market. In that environment, short-term municipal bonds outperformed longer-term securities, as investors became increasingly conservative. Municipal bonds outperformed taxable bonds, however. The rise in rates led to fewer new muni issuances. The tight supply in the muni market benefited munis relative to Treasury bonds.

  Q. How did you position the Portfolio in that environment?

  A. In keeping with the Portfolio's strategy, we maintained an average maturity of around 10 years. That approach helped the Portfolio capture additional yield for shareholders. But, short-term bonds outperformed longer-term issues, especially ten-year bonds, hurting the Portfolio's performance.

  Q. What was the average credit rating of the Portfolio's holdings?

  A. We maintained the Portfolio's high average credit rating of AA1. That strategy benefited the Portfolio during the period, as investors continued to favor high-quality issues. We believe that the slight additional yield available from lower-quality municipal bonds is not attractive enough to justify those securities' additional credit risk.*

  Q. What sectors of the municipal market did you favor during the period?

  A. The Mercantile Portfolios do not make large sector bets. However, we were able to find attractive opportunities to capture additional yield early in the period by purchasing select healthcare issues. We limited purchases of those holdings as the yield advantage on those securities diminished later in the period.

  Q. What is your outlook going forward?

  A. We expect the economy to grow at a moderate pace and inflation to remain low in the long term. There are some indications that inflation could temporarily rise in the coming months and cause the Fed to raise short-term interest rates. That uncertainty over the economic outlook may continue to hurt the municipal bond market during the next few months. Yields on long-term bonds will probably fluctuate between 5.75% to 6.25%, and munis also should trade in a relatively narrow range. But the supply of new municipal bonds should remain tight in the second half of the year, which could help the municipal bond market relative to the taxable bond market.

  Q. How will you manage the Portfolio going forward?

  A. We prefer to own longer-term issues and collect their higher yield while waiting for their prices to rise. For that reason, we will maintain the Portfolio's current position, looking for opportunities to increase the Portfolio's yield for shareholders. We will also continue to hold bonds with very strong credit quality, as lower rated issues do not offer enough extra yield to make up for their additional risk.
-----
+ The Portfolio's income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax.
* Portfolio composition is subject to change

                  Mercantile National Municipal Bond Portfolio

                [CHART OF NATIONAL MUNICIPAL BOND APPEARS HERE]
Value of a $10,000 Investment
                                                               Lehman Brothers
          Investor A   Investor A   Investor B   Investor B   10 Year Municipal
 Date      (No Load)     (Load)*    (No CDSC)      (CDSC)        Bond Index
 ----      ---------     -------    ---------      ------        ----------
11/18/96    10,000        9,551      10,000        9,500           10,000
11/30/96    10,073        9,620      10,070        9,570           10,566
11/30/97    10,839       10,352      10,775       10,275           11,311
11/30/98    11,658       11,135      11,496       11,196           12,192
5/31/99     11,658       11,102      11,450       11,152           12,755

                   Average Annual Total Returns as of 5/31/99

                           1 Year      Since Inception (11/18/96)
                           ------      --------------------------
Investor A (No Load)       3.56%               6.25%
Investor A*               -1.34%               4.22%
Investor B (No CDSC)       2.74%               5.50%
Investor B (CDSC)         -2.18%               4.40%
*  Reflects 4.75% sales charge.
** Reflects applicable contingent deferred sales charge (maximum 5.00%).

             [CHART OF NATIONAL MUNICIPAL BOND TRUST APPEARS HERE] Value of a $10,000 Investment
                            Lehman Brothers
                           10 year Municipal
 Date       Trust             Bond Index
 ----       -----      --------------------
11/18/96    10,000             10,000
11/30/96    10,074             10,566
11/30/97    10,876             11,311
11/30/98    11,720             12,192
5/31/99     11,732             12,755
      Average Annual Total Returns as of 5/31/99
            1 Year      Since Inception (11/18/96)
            ------      --------------------------
Trust       3.77%                6.51%




  Past performance is not predictive of future results. Investment return and principal value will fluctuate, so that shares of a particular class, when redeemed, may be worth more or less than their original cost.

  The performance of the Mercantile National Municipal Bond Portfolio is measured against the Lehman Brothers 10 year Municipal Bond Index, an unmanaged index representative of the total return of municipal bonds with remaining maturities of 10 years or less. Investors are unable to invest in the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. By contrast, the performance of the Portfolio shown on the graph reflects the deduction of these value-added services, as well as the deduction of a 4.75% sales charge on Investor A Shares and the applicable contingent deferred sales charge (CDSC) on Investor B Shares.

MERCANTILE MUTUAL FUNDS, INC.                  Schedule of Portfolio Investments
National Municipal Bond Portfolio                       May 31, 1999 (Unaudited)

Municipal Bonds (98.1%):
                       Security                          Principal     Market
                      Description                          Amount      Value
                      -----------                        ---------- ------------
Alaska (0.3%):
Alaska State, Housing Finance Corp., Series A, 5.70%,
 12/1/11, Callable on 12/1/05 @ 102 (MBIA Insured).....  $1,000,000 $  1,041,250
                                                                    ------------
California (5.7%):
Sacramento Municipal Utility District, Electric Power &
 Light Revenue, Series L, 5.10%, 7/1/13, Callable on
 7/1/07 @ 102 (AMBAC Insured)..........................   9,000,000    9,180,000
San Francisco Bay Area Rapid Transit Tax Revenue, 5.25%
 7/1/17, Callable on 7/1/08 @ 101......................   5,000,000    5,075,000
Southern California Public Power Authority, Electric
 Power & Light Revenue, Palo Verde, Series A, 5.00%,
 7/1/15,Callable on 7/1/03 @ 102 (AMBAC-TCRS Insured)..   7,000,000    6,912,500
                                                                    ------------
                                                                      21,167,500
                                                                    ------------
Colorado (5.7%):
Adams County School District No. 012, G.O., 5.40%,
 12/15/13, Callable on 12/15/07 @ 101 (FGIC Insured)...   6,655,000    6,887,925
Colorado Springs, Utilities Revenue, System
 Improvement, Series A, 5.25%, 11/15/22, Callable on
 11/15/07 @ 100........................................   6,160,000    6,152,300
Jefferson County School District No. R-001, G.O.,
 5.00%, 12/15/12, Callable on 12/15/07 @ 101...........   8,000,000    8,120,000
                                                                    ------------
                                                                      21,160,225
                                                                    ------------
Connecticut (3.6%):
Connecticut State, Clean Water Foundation Revenue,
 5.25%, 3/1/20, Callable on 3/1/08 @ 101...............   4,360,000    4,392,700
Connecticut State, Series A, G.O., 5.25%, 3/1/13,
 Callable on 3/1/07 @ 101..............................   8,785,000    9,059,531
                                                                    ------------
                                                                      13,452,231
                                                                    ------------
District of Columbia (1.4%):
District of Columbia Water & Sewer Authority Revenue,
 5.50%, 10/1/18, Callable on 4/1/09 @ 160 (FSA
 Insured)..............................................   5,000,000    5,275,000
                                                                    ------------
Florida (5.1%):
Florida State Department of Environmental Preservation
 2000, General Services Revenue, Series A, 5.50%,
 7/1/13, Callable on 7/1/06 @ 101 (MBIA Insured).......   5,000,000    5,268,750
Florida State Department of Transportation, G.O.,
 5.25%, 7/1/17, Callable on 7/1/06 @ 101...............   5,525,000    5,587,156

Municipal Bonds, continued
                       Security                          Principal     Market
                      Description                          Amount      Value
                      -----------                        ---------- ------------
Florida, continued:
Palm Beach County, Park & Recreational Facilities
 Revenue, 5.25%, 11/1/16, Callable on 11/1/06 @ 102
 (FSA Insured).........................................  $5,000,000 $  5,050,000
Palm Beach County, Solid Waste Authority Revenue,
 Series B, 5.38%, 10/1/11, Callable on 10/1/06 @ 101
 (AMBAC Insured).......................................   3,000,000    3,120,000
                                                                    ------------
                                                                      19,025,906
                                                                    ------------
Hawaii (5.3%):
Hawaii State, Series CN, G.O., 5.50%, 3/1/14, Callable
 on 3/1/07 @ 102 (FGIC Insured)........................   8,000,000    8,320,000
Hawaii State, Series CR, G.O., 5.00%, 4/1/16, Callable
 on 4/1/08 @ 101 (MBIA Insured)........................   5,000,000    4,918,750
Honolulu City & County, Series A, G.O., 6.00%, 1/1/09..     970,000    1,074,275
Honolulu City & County, Unrefunded Balance, Series A,
 G.O., 6.00%, 1/1/09...................................   4,845,000    5,359,781
                                                                    ------------
                                                                      19,672,806
                                                                    ------------
Illinois (9.9%):
Chicago Metropolitan Water Reclamation District, G.O.,
 5.10%, 7/15/12, Callable on 7/15/08 @ 101.............   5,000,000    5,093,750
Cook County, Series A, G.O., 6.25%, 11/15/12 (MBIA
 Insured)..............................................   9,090,000   10,317,150
Cook County, Series B, G.O., 5.13%, 11/15/16, Callable
 on 11/15/07 @ 101 (MBIA Insured)......................   6,000,000    5,962,500
Illinois Health Facility Authority Revenue, Loyola
 University Health System, Series A, 5.38%, 7/1/17,
 Callable on 7/1/07 @ 101 (MBIA Insured)...............   7,000,000    7,070,000
Illinois State, G.O., 5.25%, 2/1/13, Callable on 2/1/07
 @ 101 (FGIC Insured)..................................   8,400,000    8,589,000
                                                                    ------------
                                                                      37,032,400
                                                                    ------------
Indiana (1.0%):
Indiana Transportation Finance Authority, Highway
 Revenue, Series A, 5.75%, 6/1/12 (AMBAC Insured)......   3,500,000    3,771,250
                                                                    ------------
Maryland (2.0%):
Maryland State and Local Facilities, 2nd Series, G.O.,
 5.00%, 8/1/08, Callable on 8/1/07 @ 101...............   7,000,000    7,315,000
                                                                    ------------
Massachusetts (5.2%):
Massachusetts Bay Transportation Authority, Series A,
 5.00%, 3/1/12, Callable on 3/1/07 @ 101 (FGIC
 Insured)..............................................   5,795,000    5,881,925

                                   Continued

MERCANTILE MUTUAL FUNDS, INC.                  Schedule of Portfolio Investments
National Municipal Bond Portfolio                       May 31, 1999 (Unaudited)

Municipal Bonds, continued
                       Security                         Principal     Market
                     Description                          Amount      Value
                     -----------                        ---------- ------------
Massachusetts, continued:
Massachusetts Bay Transportation Authority, Series A,
 5.13%, 3/1/17, Callable on 3/1/07 @ 101 (FGIC
 Insured).............................................  $6,165,000 $  6,141,881
Massachusetts State Water Pollution Abatement Trust,
 Series 3, 5.63%, 2/1/15, Callable on 2/1/07 @ 101....   7,115,000    7,497,432
                                                                   ------------
                                                                     19,521,238
                                                                   ------------
Minnesota (4.4%):
Minnesota State, G.O., 4.90%, 8/1/14, Callable on
 8/1/07 @ 100.........................................   5,000,000    4,981,250
Monticello Independent School District No. 882, G.O.,
 5.40%, 2/1/15, Callable on 2/1/06 @ 100..............   6,000,000    6,337,500
Rochester Health Care Facilities, Mayo Foundation,
 Series A, 5.38%, 11/15/18, Callable on 5/15/08 @101..   5,000,000    5,118,750
                                                                   ------------
                                                                     16,437,500
                                                                   ------------
Mississippi (1.8%):
Mississippi State, Series A, G.O., 5.13%, 7/1/14,
 Callable on 7/1/07 @ 100.............................   6,835,000    6,903,350
                                                                   ------------
Nevada (6.3%):
Clark County Flood Control, Series F, G.O., 5.00%,
 11/1/12, Callable on 11/1/08 @ 101 (FGIC Insured)....   6,460,000    6,508,450
Clark County School District, Series B, G.O., 5.50%,
 6/15/11, Callable on 6/15/07 @ 101 (FGIC Insured)....   5,000,000    5,225,000
Nevada State, 5.00%, 5/15/15, Callable on 5/15/08 @
 100..................................................   6,745,000    6,711,275
Nevada State, Series A, G.O., 5.13%, 9/1/11, Callable
 on 3/1/07 @ 101......................................   5,000,000    5,112,500
                                                                   ------------
                                                                     23,557,225
                                                                   ------------
New Jersey (5.8%):
Camden County, Municipal Utilities Authority Sewer
 Revenue, Series C, G.O., 5.25%, 12/1/14, Callable on
 12/1/08 @ 102........................................   5,000,000    5,118,750
New Jersey State Transportation System, Series A,
 5.00%, 6/15/14, Callable on 6/15/08 @100.............   7,500,000    7,509,375
New Jersey State, Series E, G.O., 6.00%, 7/15/09......   8,000,000    8,930,000
                                                                   ------------
                                                                     21,558,125
                                                                   ------------
New York (1.4%):
New York State Thruway Authority, Series A, 5.25%,
 4/1/14, Callable on 4/1/07 @ 102 (AMBAC Insured).....   5,000,000    5,112,500
                                                                   ------------
North Carolina (2.2%):
North Carolina State, Series A, G.O., 5.20%, 3/1/13,
 Callable on 3/1/07 @ 102.............................   8,000,000    8,300,000
                                                                   ------------

Municipal Bonds, continued
                       Security                          Principal     Market
                      Description                          Amount      Value
                      -----------                        ---------- ------------
North Dakota (1.4%):
Fargo Water Revenue, 5.13%, 1/1/17, Callable on 1/1/08
 @ 100 (MBIA Insured)..................................  $5,250,000 $  5,190,938
                                                                    ------------
Ohio (2.0%):
Ohio State Building Authority, 4.75%, 10/1/17, Callable
 on 10/1/08 @ 101......................................   8,000,000    7,610,000
                                                                    ------------
Oregon (1.8%):
Washington County, Unified Sewer Agency, Sewer Revenue,
 Series 1, 5.75%, 10/1/10 (FGIC Insured)...............   6,110,000    6,698,088
                                                                    ------------
Pennsylvania (2.5%):
Pennsylvania State, G.O., 5.13%, 9/15/11, Callable on
 3/15/07 @ 101.5 (AMBAC Insured).......................   9,000,000    9,258,750
                                                                    ------------
Rhode Island (1.4%):
Rhode Island State, Series A, G.O., 5.13%, 8/1/12,
 Callable on 8/1/07 @ 101 (MBIA Insured)...............   5,055,000    5,175,056
                                                                    ------------
Texas (10.9%):
Harris County Health Facilities Development Revenue,
 Memorial Hospital Systems Project, Series A, 5.50%,
 6/1/17, Callable on 6/1/07 @ 102 (MBIA Insured).......   8,000,000    8,269,999
San Antonio Independent School District, G.O., 5.13%,
 8/15/14, Callable on 8/15/08 @ 100 (PSF Guaranteed)...   6,000,000    6,037,500
San Antonio, Series A, G.O., 5.00%, 8/1/11, Callable on
 8/1/06 @ 100..........................................   5,000,000    5,062,500
Texas State, G.O., 5.40%, 8/1/21, Callable on 8/1/06 @
 100...................................................   6,750,000    6,842,813
University of Texas Permanent University Fund, College
 & University Revenue, 5.00%, 7/1/14, Callable on
 7/1/08 @ 100 (PUFG Guaranteed)........................   7,060,000    7,104,125
University of Texas, College & University Revenue,
 Series B, 5.10%, 8/15/13, Callable on 8/15/06 @ 102...   7,500,000    7,593,750
                                                                    ------------
                                                                      40,910,687
                                                                    ------------
Utah (1.7%):
Utah State, Series F, G.O., 5.00%, 7/1/09, Callable on
 7/1/07 @ 100..........................................   6,200,000    6,409,250
                                                                    ------------
Virginia (1.3%):
Virginia State Transportation Board, Transportation
 Contract Revenue, U.S. Route 58 Corridor, Series B,
 5.13%, 5/15/12, Callable on 5/15/06 @ 101.............   4,920,000    5,006,100
                                                                    ------------
Washington (5.8%):
King County School District No. 415, G.O., 5.35%,
 12/1/16, Callable on 12/1/07 @ 100 (MBIA Insured).....   4,050,000    4,120,875

                                   Continued

MERCANTILE MUTUAL FUNDS, INC.                  Schedule of Portfolio Investments
National Municipal Bond Portfolio                       May 31, 1999 (Unaudited)

Municipal Bonds, continued
                                                       Shares or
                       Security                        Principal     Market
                     Description                         Amount      Value
                     -----------                       ---------- ------------
Washington, continued:
King County, Series F, G.O., 5.13%, 12/1/14, Callable
 on 12/1/07 @ 100..................................... $5,000,000 $  5,050,000
Washington State Motor Vehicle Fuel Tax, Series D,
 G.O., 5.38%, 1/1/22, Callable on 1/1/07 @ 100 (FGIC
 Insured).............................................  8,000,000    8,040,000
Washington State, Series C, G.O., 5.50%, 1/1/17,
 Callable on 1/1/07 @ 100.............................  4,190,000    4,305,225
                                                                  ------------
                                                                    21,516,100
                                                                  ------------
West Virginia (2.2%):
West Virginia School Building Authority Revenue,
 5.40%, 7/1/10, Callable on 7/1/07 @ 102 (AMBAC
 Insured).............................................  7,940,000    8,396,550
                                                                  ------------
TOTAL MUNICIPAL BONDS                                              366,475,025
                                                                  ------------
Investment Companies (0.8%):
Federated Tax-Free Fund...............................  3,094,000    3,094,000
Nuveen Tax Exempt Fund................................      1,000        1,000
                                                                  ------------
TOTAL INVESTMENT COMPANIES                                           3,095,000
                                                                  ------------
TOTAL INVESTMENTS
 (Cost $357,995,873)(a)--98.9%...................................  369,570,025
Other assets in excess of liabilities--1.1%......................    4,207,512
                                                                  ------------
TOTAL NET ASSETS--100.0%                                          $373,777,537
                                                                  ============

-----
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

      Unrealized appreciation... $11,846,906
      Unrealized depreciation...    (272,754)
                                 -----------
      Net unrealized apprecia-
       tion..................... $11,574,152
                                 ===========

AMBAC  AMBAC Indemnity Corp.
FGIC  Financial Guaranty Insurance Corp.
FSA  Financial Securities Assurance, Inc.
G.O.  General Obligation
MBIA  Municipal Bond Insurance Association
PSF  Permanent School Fund
PUFG  Permanent University Fund Guarantee
TCRS  Transferrable Custodial Receipts
                       See notes to financial statements

MERCANTILE MUTUAL FUNDS, INC.
National Municipal Bond Portfolio

Statement of Assets and Liabilities
                                                                    May 31, 1999
                                                                     (Unaudited)

Assets:
Investments, at value (cost $357,995,873).............            $369,570,025
Interest and dividends receivable.....................               5,827,521
Receivable for capital shares issued..................                   1,786
Deferred organizational costs.........................                  17,911
Prepaid expenses and other assets.....................                  14,516
                                                                  ------------
 Total Assets.........................................             375,431,759
Liabilities:
Dividends payable..................................... $1,390,659
Payable to custodian for overdraft....................        153
Payable for capital shares redeemed...................      6,830
Accrued expenses and other payables:
 Investment advisory fees.............................    175,754
 Administration fees..................................      5,126
 Distribution and administrative services fees........      1,008
 Custodian fees.......................................     12,782
 Other liabilities....................................     61,910
                                                       ----------
 Total Liabilities....................................               1,654,222
                                                                  ------------
Net Assets:
Capital...............................................             362,130,816
Accumulated net realized gains from investment
 transactions.........................................                  72,569
Net unrealized appreciation from investments..........              11,574,152
                                                                  ------------
Net Assets............................................            $373,777,537
                                                                  ============
Investor A Shares
 Net Assets...........................................            $  1,884,249
 Shares...............................................                 189,910
 Redemption price per share...........................                   $9.92
                                                                         =====
Maximum Sales Charge -- Investor A Shares.............                    4.75%
 Maximum Offering Price (100%/(100% -- Maximum Sales
  Charge) of net asset value adjusted to the nearest
  cent) per share.....................................                  $10.41
                                                                        ======
Investor B Shares
 Net Assets...........................................            $    870,317
 Shares...............................................                  87,569
 Offering price per share*............................                   $9.94
                                                                         =====
Trust Shares
 Net Assets...........................................            $371,022,971
 Shares...............................................              37,356,258
 Offering and redemption price per share..............                   $9.93
                                                                         =====

-----
* Redemption price of Investor B shares varies based on length of time held.

Statement of Operations
                                               For the period ended May 31, 1999
                                                                     (Unaudited)

Investment Income:
Interest income.......................................            $ 9,532,798
Dividend income.......................................                 59,955
                                                                  -----------
 Total Income.........................................              9,592,753
Expenses:
Investment advisory fees.............................. $1,046,439
Administration fees...................................    380,526
Distribution and services fees,
 Investor A Shares....................................      2,407
Distribution and services fees,
 Investor B Shares....................................      3,395
Administrative services fees, Trust Shares............    567,361
Accounting fees.......................................      3,650
Custodian fees........................................     70,970
Transfer agent fees...................................     46,458
Other.................................................     67,632
                                                       ----------
 Total expenses before voluntary fee reductions.......              2,188,838
 Expenses voluntarily reduced.........................               (764,745)
                                                                  -----------
 Net Expenses.........................................              1,424,093
                                                                  -----------
Net investment income.................................              8,168,660
                                                                  -----------
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions.......                 72,535
Net change in unrealized appreciation from
 investments..........................................             (7,900,320)
                                                                  -----------
Net realized/unrealized losses from investments.......             (7,827,785)
                                                                  -----------
Change in net assets resulting from operations........            $   340,875
                                                                  ===========

                       See notes to financial statements

MERCANTILE MUTUAL FUNDS, INC.
National Municipal Bond Portfolio

 Statements of Changes in Net Assets

                                                      For the
                                                    period ended    For the
                                                      May 31,      year ended
                                                        1999      November 30,
                                                    (Unaudited)       1998
                                                    ------------  ------------
From Investment Activities:
Operations:
 Net investment income............................. $  8,168,660  $ 16,839,148
 Net realized gains from investment transactions...       72,535     3,596,137
 Net change in unrealized appreciation from
  investments......................................   (7,900,320)    7,680,490
                                                    ------------  ------------
Change in net assets resulting from operations.....      340,875    28,115,775
                                                    ------------  ------------
Distributions to Investor A Shareholders:
 From net investment income........................      (33,009)      (68,990)
 From net realized gains from investment
  transactions.....................................      (10,672)      (24,447)

Distributions to Investor B Shareholders:
 From net investment income........................      (11,250)      (14,432)
 From net realized gains from investment
  transactions.....................................       (4,689)      (13,927)

Distributions to Trust Shareholders:
 From net investment income........................   (8,124,401)  (16,755,726)
 From net realized gains from investment
  transactions.....................................   (3,580,775)  (12,517,074)
                                                    ------------  ------------
Change in net assets from shareholder
 distributions.....................................  (11,764,796)  (29,394,596)
                                                    ------------  ------------
Change in net assets from capital transactions.....     (980,875)   19,447,068
                                                    ------------  ------------
Change in net assets...............................  (12,404,796)   18,168,247
Net Assets:
 Beginning of period...............................  386,182,333   368,014,086
                                                    ------------  ------------
 End of period..................................... $373,777,537  $386,182,333
                                                    ============  ============



                       See notes to financial statements

MERCANTILE MUTUAL FUNDS, INC.
National Municipal Bond Portfolio

 Financial Highlights, Investor A Shares

                            For the
                          period ended      For the years
                            May 31,      ended November 30,      November 18, 1996
                              1999       --------------------           to
                          (Unaudited)      1998       1997     November 30, 1996 (a)
                         -------------   ---------  ---------  ---------------------
Net Asset Value,
 Beginning of Period....    $10.22       $   10.27  $   10.05         $10.00
                            ------       ---------  ---------         ------
Investment Activities
 Net investment income..      0.21            0.44       0.52           0.02
 Net realized and
  unrealized gains from
  investments...........     (0.20)           0.30       0.22           0.05
                            ------       ---------  ---------         ------
 Total from Investment
  Activities............      0.01            0.74       0.74           0.07
                            ------       ---------  ---------         ------
Distributions
 Net investment income..     (0.21)          (0.44)     (0.52)         (0.02)
 Net realized gains.....     (0.10)          (0.35)        --             --
                            ------       ---------  ---------         ------
 Total Distributions....     (0.31)          (0.79)     (0.52)         (0.02)
                            ------       ---------  ---------         ------
Net Asset Value, End of
 Period.................    $ 9.92       $   10.22  $   10.27         $10.05
                            ======       =========  =========         ======
Total Return (excludes
 sales charge)..........     (0.01)%(b)       7.56%      7.61%          0.73%(b)
Ratios/Supplementary
 Data:
Net Assets at end of
 period (000)...........    $1,884       $   1,162  $     717         $    1
Ratio of expenses to
 average net assets.....      0.95%(c)        0.85%      0.35%          0.37%(c)
Ratio of net investment
 income to average net
 assets.................      4.11%(c)        4.18%      4.71%          9.08%(c)
Ratio of expenses to
 average net assets*....      1.15%(c)        1.16%      1.17%          1.07%(c)
Portfolio turnover**....      0.00%          18.30%     83.94%          0.00%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued. (a) Period from commencement of operations. (b) Not annualized. (c) Annualized.

 Financial Highlights, Investor B Shares

                            For the
                          period ended      For the years
                            May 31,      ended November 30,      November 18, 1996
                              1999       --------------------           to
                          (Unaudited)      1998       1997     November 30, 1996 (a)
                         -------------   ---------  ---------  ---------------------
Net Asset Value,
 Beginning of Period....    $10.24       $   10.29  $   10.05         $10.00
                            ------       ---------  ---------         ------
Investment Activities
 Net investment income..      0.17            0.36       0.44           0.02
 Net realized and
  unrealized gains from
  investments...........     (0.20)           0.30       0.24           0.05
                            ------       ---------  ---------         ------
 Total from Investment
  Activities............     (0.03)           0.66       0.68           0.07
                            ------       ---------  ---------         ------
Distributions
 Net investment income..     (0.17)          (0.36)     (0.44)         (0.02)
 Net realized gains.....     (0.10)          (0.35)        --             --
                            ------       ---------  ---------         ------
 Total Distributions....     (0.27)          (0.71)     (0.44)         (0.02)
                            ------       ---------  ---------         ------
Net Asset Value, End of
 Period.................    $ 9.94       $   10.24  $   10.29         $10.05
                            ======       =========  =========         ======
Total Return (excludes
 redemption charge).....     (0.40)%(b)       6.69%      7.01%          0.70%(b)
Ratios/Supplementary
 Data:
Net Assets at end of
 period (000)...........    $  870       $     503  $     408         $    1
Ratio of expenses to
 average net assets.....      1.75%(c)        1.56%      1.17%          1.10%(c)
Ratio of net investment
 income to average net
 assets.................      3.31%(c)        3.51%      4.08%          8.35%(c)
Ratio of expenses to
 average net assets*....      1.85%(c)        1.86%      1.89%          1.80%(c)
Portfolio turnover**....      0.00%          18.30%     83.94%          0.00%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued. (a) Period from commencement of operations. (b) Not annualized. (c) Annualized.

MERCANTILE MUTUAL FUNDS, INC.
National Municipal Bond Portfolio

 Financial Highlights, Trust Shares

                            For the        For the years
                          period ended    ended November
                            May 31,             30,          November 18, 1996
                              1999       ------------------   to November 30,
                          (Unaudited)      1998      1997        1996 (a)
                          ------------   --------  --------  -----------------
Net Asset Value,
 Beginning of Period.....   $  10.23     $  10.28  $  10.05      $  10.00
                            --------     --------  --------      --------
Investment Activities
 Net investment income...       0.22         0.46      0.54          0.02
 Net realized and
  unrealized gains from
  investments............      (0.20)        0.30      0.23          0.05
                            --------     --------  --------      --------
 Total from Investment
  Activities.............       0.02         0.76      0.77          0.07
                            --------     --------  --------      --------
Distributions
 Net investment income...      (0.22)       (0.46)    (0.54)        (0.02)
 Net realized gains......      (0.10)       (0.35)       --            --
                            --------     --------  --------      --------
 Total Distributions.....      (0.32)       (0.81)    (0.54)        (0.02)
                            --------     --------  --------      --------
Net Asset Value, End of
 Period..................   $   9.93     $  10.23  $  10.28      $  10.05
                            --------     --------  --------      --------
Total Return.............       0.10%(b)     7.76%     7.97%         0.74%(b)
Ratios/Supplementary
 Data:
Net Assets at end of
 period (000)............   $371,023     $384,518  $366,889      $310,413
Ratio of expenses to
 average net assets......       0.75%(c)     0.56%     0.14%         0.12%(c)
Ratio of net investment
 income to average net
 assets..................       4.30%(c)     4.52%     5.38%         5.77%(c)
Ratio of expenses to
 average net assets*.....       1.15%(c)     1.16%     1.17%         0.82%(c)
Portfolio turnover**.....       0.00%       18.30%    83.94%         0.00%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued. (a) Period from commencement of operations. (b) Not annualized. (c) Annualized.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                         Mercantile Balanced Portfolio

  Q. What were the conditions in the financial markets during the six months ended May 31, 1999?

  A. During the first part of the period, the stock market closely resembled last year's narrow, growth-dominated market. But with valuations of large-cap growth and technology stocks at extremely high levels, investors began to look for opportunities among cyclical and other value stocks. And toward the end of the period, inflationary concerns provided investors with yet another reason to invest in value-oriented stocks.

  Meanwhile, the bond market, especially longer-term bonds, performed poorly. Investor concerns that rapid economic growth would spark a rise in inflation caused interest rates to rise. For example, the yield on the 30-year Treasury bond rose from 5.1% at the start of the period to 5.8% by the end. And while the two-year Treasury issue posted a positive return for the period, other Treasury securities posted negative returns.

  Q. How did you divide the Portfolio's assets among stocks, bonds and cash during the period?

  A. Typically, the Portfolio invests 50% to 60% of its assets in equities, with the remainder in fixed-income investments. The allocation during the period stayed consistent, with 60.5% in stocks, 34.6% in bonds and the remaining 4.7% in cash equivalents.*

  Q. What types of stocks did you favor?

  A. We attempt to identify stocks with attractive valuations and strong fundamentals, regardless of market themes or trends. At the start of the period, we purchased cyclical stocks, which helped the Portfolio when those stocks performed well later in the period. We took advantage of the technology stock correction to purchase shares of companies such as Applied Materials (1.5% of the portfolio) and Altera (1.3%). We also added to our Tandy (1.3%) and Intel (0.9%) holdings.*

  Q. What types of bonds did you favor?

  A. The Portfolio fixed income components consisted of a mix of high-quality Treasury and mortgage-backed securities as well as select corporate bonds.

  Mortgage-backed bonds helped the Portfolio. Such issues typically perform well when interest rates rise. We also increased our holdings in corporate issues due to their attractive yields relative to Treasury bonds.

  Q. How will you manage the Portfolio in the months ahead?

  A. We will continue to invest in neglected stocks of solid companies with attractive valuations and good growth prospects. We believe there are still opportunities among cyclical and other value-oriented stocks, particularly selected energy stocks such as Halliburton. We believe value stocks will continue to outpace growth stocks, and the Portfolio will benefit from that trend. We are carefully investing in the financial sector, where higher interest rates could hurt some financial companies more than others.

  Meanwhile, we will continue to invest in fixed-income securities that offer attractive yields for the risk they carry. In particular, we will look for opportunities among select, high-quality corporate issues. And, we will continue to monitor the financial markets closely to determine if we need to make any changes to the Portfolio's allocation among stocks, bonds and cash.
-----
* Portfolio composition is subject to change.

                         Mercantile Balanced Portfolio

                        [CHART OF BALANCED APPEARS HERE]
Value of a $10,000 Investment
                                                               Lehman Brothers
          Investor A  Investor A   Investor B                    Aggregate
 Date      (No Load)    (Load)*    (No CDSC)    S&P 500 Index    Bond Index
 ----      ---------    -------    ---------    -------------    ----------
4/1/93      $10,000     $ 9,551     $10,000        $10,000        $10,000
11/93        10,385       9,920      10,385         10,421         10,529
11/94        10,188       9,730      10,168         10,536         10,207
11/95        12,719      12,148      12,622         14,433         12,007
11/96        14,639      13,983      14,434         18,477         12,736
11/97        16,895      16,134      16,537         23,745         13,698
5/98         18,149      17,334      17,706         27,323         14,258
11/98        18,483      17,653      17,963         28,874         14,992
5/99         19,678      18,598      19,061         33,089         15,643

                   Average Annual Total Returns as of 5/31/99

                            1 Year       5 Year     Since Inception (4/1/93)
                            ------       ------     ------------------------
Investor A (No Load)        8.42%        13.86%            11.61%
Investor A*                 2.46%        12.58%            10.59%
Investor B (No CDSC)        7.66%        13.14%            11.03%
Investor B (CDSC)**         2.74%        13.02%            11.03%

*  Reflects 5.50% sales charge.
** Reflects applicable contingent deferred sales charge (maximum 5.00%).

                     [CHART OF BALANCED TRUST APPEARS HERE]
Value of a $10,000 Investment
                                                            Lehman Brother
                                                              Aggregate
 Date         Trust    Institutional    S&P 500 Index        Bond Index
 ----         -----    -------------    -------------        ----------
4/1/93        10,000       10,000           10,000             10,000
11/93         10,387       10,386           10,421             10,529
11/94         10,199       10,179           10,536             10,207
11/95         12,744       12,690           14,433             12,007
11/96         14,727       14,601           18,477             12,736
11/97         17,054       16,868           23,745             13,698
5/98          18,348       18,128           27,323             14,258
11/98         18,714       18,448           28,874             14,992
5/99          10,952       19,645           33,069             15,643

                   Average Annual Total Returns as of 5/31/99
                   1 Year        5 Year     Since Inception (4/1/93)
                   ------        ------     ------------------------
Trust              8.74%         14.17%            11.86%
Institutional      8.36%         13.82%            11.58%


  Past performance is not predictive of future results. Investment return and principal value will fluctuate, so that shares of a particular class, when redeemed, may be worth more or less than their original cost.

  The performance of the Mercantile Balanced Portfolio is measured against the Standard & Poor's 500 Index, an unmanaged index generally representative of the U.S. stock market as a whole, and the Lehman Brothers Aggregate Bond Index, an unmanaged Index comprised of the Lehman Brothers Government/Corporate Bond Index and two Lehman Brothers asset-backed securities indices. Investors are unable to invest in the indices directly, although they can invest in the underlying securities. The performance of the indices does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. By contrast, the performance of the Portfolio shown on the graph reflects the deduction of these value-added services, as well as the deduction of a 5.50% sales charge on Investor A Shares and the applicable contingent deferred sales charge (CDSC) on Investor B Shares.

  Investor B Shares were initially offered on March 1, 1995. The performance figures for Investor B Shares for periods prior to such date represent the performance for Investor A Shares of the Portfolio, which has been restated to reflect the contingent deferred sales charge payable by holders of Investor B Shares who redeem within six years of the date of purchase. Investor B Shares are also subject to distribution and service fees at a maximum annual rate of 1.00%. Had these distribution and service fees been reflected, performance would have been reduced.

  Investor B Shares (CDSC) are not included in the above graph, since the performance is for more than six years and the CDSC would no longer apply. After six years, the performance for Investor B Shares (CDSC) mirrors the Investor B Shares (No CDSC) performance.

  Institutional Shares were initially offered on January 3, 1994. The performance figures for Institutional Shares for periods prior to such date represent the performance for Investor A Shares of the Portfolio.

MERCANTILE MUTUAL FUNDS, INC.                  Schedule of Portfolio Investments
Balanced Portfolio                                      May 31, 1999 (Unaudited)

Commercial Paper (4.3%):
                                                          Shares
                                                            or
                        Security                        Principal     Market
                      Description                         Amount      Value
                      -----------                       ---------  ------------
Financial Services (4.3%):
Harsco, 4.95%, 6/1/99.................................. $5,404,000 $  5,404,000
                                                                   ------------
TOTAL COMMERCIAL PAPER                                                5,404,000
                                                                   ------------
Common Stocks (60.5%):
Aerospace/Defense (1.3%):
Raytheon Co., Class A..................................     25,000    1,660,938
                                                                   ------------
Banking (3.3%):
Bank One Corp. ........................................     26,213    1,482,673
Chase Manhattan Corp. .................................     22,000    1,595,000
First Union Corp. .....................................     22,524    1,037,512
                                                                   ------------
                                                                      4,115,185
                                                                   ------------
Beverages (1.0%):
PepsiCo, Inc. .........................................     36,200    1,296,413
                                                                   ------------
Building Products (1.2%):
Masco Corp. ...........................................     51,000    1,456,688
                                                                   ------------
Business Services (1.9%):
First Data Corp. ......................................     51,200    2,300,800
                                                                   ------------
Chemicals (2.6%):
Avery Dennison Corp. ..................................     31,152    1,865,226
Solutia, Inc.(b).......................................     63,000    1,413,563
                                                                   ------------
                                                                      3,278,789
                                                                   ------------
Computer Software (1.6%):
Adaptec, Inc.(b).......................................     32,500    1,003,438
Microsoft Corp.(b).....................................     11,600      935,975
                                                                   ------------
                                                                      1,939,413
                                                                   ------------
Computers (1.8%):
Compaq Computer Corp. .................................     16,000      379,000
Hewlett-Packard Co. ...................................     20,200    1,905,113
                                                                   ------------
                                                                      2,284,113
                                                                   ------------
Containers & Packaging (2.0%):
Crown Cork & Seal Co., Inc. ...........................     22,100      693,388
Sealed Air Corp.(b)(c).................................     29,500    1,832,687
                                                                   ------------
                                                                      2,526,075
                                                                   ------------
Cosmetics & Toiletries (1.3%):
Estee Lauder Cos., Class A(c)..........................     10,000      912,500
Gillette Co. ..........................................     13,500      688,500
                                                                   ------------
                                                                      1,601,000
                                                                   ------------
Electrical & Electronic (5.3%):
General Electric Co. ..................................     14,880    1,513,110
Millipore Corp. .......................................     50,300    1,678,762
Tandy Corp. ...........................................     19,500    1,608,750
W.W. Grainger, Inc. ...................................     34,600    1,835,962
                                                                   ------------
                                                                      6,636,584
                                                                   ------------
Entertainment (0.5%):
Time Warner, Inc. .....................................     10,000      680,625
                                                                   ------------

Common Stocks, continued:
                                                            Shares
                                                              or
                         Security                          Principal   Market
                        Description                         Amount     Value
                        -----------                        --------- ----------
Financial Services (2.9%):
Heller Financial, Inc. ................................... $  25,000 $  743,750
MBNA Corp. ...............................................    57,650  1,592,581
SLM Holding Corp. ........................................    30,111  1,249,607
                                                                     ----------
                                                                      3,585,938
                                                                     ----------
Health Care (0.6%):
C.R. Bard, Inc. ..........................................    15,400    703,588
                                                                     ----------
Manufacturing (0.6%):
Illinois Tool Works, Inc. ................................     9,700    744,475
                                                                     ----------
Manufacturing--Consumer Goods (1.1%):
Newell Rubbermaid, Inc. ..................................    35,000  1,417,500
                                                                     ----------
Medical Equipment & Supplies (1.0%):
Baxter International, Inc. ...............................    20,000  1,291,250
                                                                     ----------
Oil & Exploration, Production & Services (4.3%):
Halliburton Co. ..........................................    38,000  1,572,250
Murphy Oil Corp. .........................................    34,500  1,692,655
Ocean Energy, Inc.(b).....................................   138,000  1,362,750
Vastar Resources, Inc. ...................................    13,200    726,000
                                                                     ----------
                                                                      5,353,655
                                                                     ----------
Oil Companies--Integrated (2.6%):
Atlantic Richfield Co. ...................................    20,700  1,732,331
USX-Marathon Group, Inc. .................................    49,000  1,466,938
                                                                     ----------
                                                                      3,199,269
                                                                     ----------
Paper & Related (0.7%):
Mead Corp. ...............................................    23,500    878,313
                                                                     ----------
Pharmaceuticals (5.0%):
Allergan, Inc. ...........................................    12,000  1,116,000
Bristol-Myers Squibb Co. .................................    23,880  1,638,764
Eli Lilly & Co. ..........................................    15,350  1,096,566
Merck & Co., Inc. ........................................    19,000  1,282,499
Schering-Plough Corp. ....................................    25,288  1,139,541
                                                                     ----------
                                                                      6,273,370
                                                                     ----------
Printing & Publishing (0.7%):
Tribune Co. ..............................................    10,600    836,738
                                                                     ----------
Restaurants (0.7%):
Tricon Global Restaurants, Inc.(b)........................    14,205    827,441
                                                                     ----------
Retail Stores (5.4%):
Consolidated Stores Corp.(b)..............................    63,650  2,187,968
Dillards, Inc., Class A...................................    46,800  1,643,850
Office Depot, Inc.(b).....................................    64,500  1,346,438
Wal-Mart Stores, Inc. ....................................    36,386  1,550,953
                                                                     ----------
                                                                      6,729,209
                                                                     ----------
Semiconductors (5.7%):
Altera Corp.(b)...........................................    47,400  1,650,113
Applied Materials, Inc.(b)................................    33,100  1,818,430
Intel Corp. ..............................................    20,000  1,081,250
KLA-Tencor Corp.(b).......................................    33,700  1,533,350

                                   Continued

MERCANTILE MUTUAL FUNDS, INC.                  Schedule of Portfolio Investments
Balanced Portfolio                                      May 31, 1999 (Unaudited)

Common Stocks, continued:
                                                            Shares
                                                              or
                         Security                          Principal   Market
                       Description                          Amount     Value
                       -----------                         --------- ----------
Semiconductors, continued:
Maxim Integrated Products(b).............................  $  15,500 $  828,281
                                                                     ----------
                                                                      6,911,424
                                                                     ----------
Tobacco (0.8%):
Philip Morris Companies, Inc.............................     25,800    994,913
                                                                     ----------
Utilities--Gas & Electric (1.4%):
CINergy Corp.............................................     26,423    901,684
Duke Energy Corp. .......................................     13,000    784,063
                                                                     ----------
                                                                      1,685,747
                                                                     ----------
Utilities--Telephone (2.0%):
GTE Corp. ...............................................     21,000  1,324,313
US West, Inc. ...........................................     22,500  1,216,406
                                                                     ----------
                                                                      2,540,719
                                                                     ----------
Wholesale Distribution (1.2%):
Sysco Corp...............................................     50,338  1,494,409
                                                                     ----------
TOTAL COMMON STOCKS                                                  75,244,581
                                                                     ----------
Corporate Bonds (3.2%):
Automotive (1.5%):
General Motors Acceptance Corp., 6.60%, 1/17/01, MTN.....  1,000,000  1,011,250
General Motors Acceptance Corp., 6.85%, 4/17/01, MTN.....    890,000    903,350
                                                                     ----------
                                                                      1,914,600
                                                                     ----------
Brokerage Services (0.9%):
Merrill Lynch & Co., Inc., Series B, 7.15%, 7/30/12, MTN,
 Callable on 7/30/02 @ 100...............................  1,100,000  1,112,375
                                                                     ----------
Entertainment (0.8%):
Walt Disney Co., 5.25%, 11/10/03(c)......................  1,000,000    961,250
                                                                     ----------
TOTAL CORPORATE BONDS                                                 3,988,225
                                                                     ----------
U.S. Government Agencies (15.5%):
Federal Home Loan Bank (1.6%):
5.35%, 2/7/01, MTN.......................................  2,000,000  1,990,940
                                                                     ----------
Federal Home Loan Mortgage Corp. (6.2%):
4.90%, 6/1/99............................................  1,000,000    999,869
6.50%, 4/1/08, Gold Pool #E00225.........................    331,818    330,988
7.00%, 4/1/08, Gold Pool #E46076.........................     85,981     87,351
7.00%, 4/1/08, Gold Pool #E46044.........................    178,828    181,676
6.50%, 1/1/09, Gold Pool #E55696.........................    476,015    474,825
6.50%, 1/1/18, Gold Pool #G30098.........................  2,562,226  2,508,573
6.00%, 4/1/18, Gold Pool #C90214.........................  3,331,525  3,173,277
                                                                     ----------
                                                                      7,756,559
                                                                     ----------

U.S. Government Agencies, continued:
                                                          Shares
                                                            or
                        Security                        Principal    Market
                      Description                         Amount     Value
                      -----------                       ---------  ----------
Federal National Mortgage Assoc. (1.0%):
6.00%, 3/1/13, Pool #418297............................ $  512,765 $  500,423
6.00%, 5/1/13, Pool #425391............................    370,154    361,245
6.00%, 6/1/13, Pool #251760............................    227,545    222,068
7.00%, 2/1/16, Pool #303725............................    197,872    198,120
                                                                   ----------
                                                                    1,281,856
                                                                   ----------
Government National Mortgage Assoc. (6.7%):
7.00%, 7/15/09, Pool #364246...........................    194,636    198,589
6.50%, 10/20/10, Pool #2108............................    366,114    363,368
6.50%, 7/15/11, Pool #436630...........................  1,529,350  1,529,350
8.50%, 6/15/17, Pool #217380...........................      7,073      7,471
8.00%, 7/15/22, Pool #328848...........................    243,114    252,761
7.00%, 11/15/22, Pool #337961..........................    188,015    188,308
7.00%, 11/15/22, Pool #341287..........................    242,454    242,832
7.50%, 3/15/23, Pool #331533...........................    396,603    405,895
8.50%, 3/15/23, Pool #350083...........................      6,405      6,766
7.50%, 4/15/23, Pool #343195...........................    214,975    220,012
8.50%, 8/15/24, Pool #365113...........................    305,254    322,425
8.50%, 9/15/24, Pool #353354...........................    250,307    264,386
8.50%, 9/15/24, Pool #375056...........................     76,523     80,828
8.50%, 1/15/25, Pool #400165...........................     71,683     75,716
8.50%, 2/15/25, Pool #406286...........................     38,639     40,813
8.50%, 3/15/25, Pool #384593...........................    183,438    193,756
8.50%, 4/15/25, Pool #346295...........................     37,878     40,008
8.00%, 8/15/25, Pool #389312...........................    208,496    216,769
7.50%, 9/15/25, Pool #394485...........................     16,162     16,541
7.50%, 9/15/25, Pool #384783...........................     14,723     15,068
7.50%, 10/15/25, Pool #400096..........................     21,158     21,653
7.50%, 10/15/25, Pool #409725..........................    696,501    712,820
7.50%, 10/15/25, Pool #416975..........................     13,623     13,942
7.50%, 10/15/25, Pool #246633..........................    681,188    697,148
6.50%, 1/15/26, Pool #417525...........................    655,668    640,299
6.50%, 1/15/26, Pool #385123...........................    140,827    137,526
6.50%, 3/15/26, Pool #417294...........................     20,778     20,291
6.50%, 4/15/26, Pool #421399...........................    427,691    417,666
6.50%, 4/15/26, Pool #422323...........................    391,464    382,288
6.50%, 4/15/26, Pool #408279...........................    382,842    373,868
6.50%, 5/15/26, Pool #430798...........................    156,192    152,531
                                                                   ----------
                                                                    8,251,694
                                                                   ----------
TOTAL U.S. GOVERNMENT AGENCIES                                     19,281,049
                                                                   ----------
U.S. Treasury Bonds (7.9%):
10.75%, 8/15/05........................................    300,000    376,077
12.00%, 8/15/13, Callable on 8/15/08 @ 100(c)..........  2,750,000  3,906,155
8.13%, 5/15/21(c)......................................  1,000,000  1,240,340
8.13%, 8/15/21(c)......................................  1,000,000  1,241,560
8.00%, 11/15/21(c).....................................  1,200,000  1,471,644
6.25%, 8/15/23(c)......................................  1,500,000  1,530,000
                                                                   ----------
TOTAL U.S. TREASURY BONDS                                           9,765,776
                                                                   ----------

                                   Continued

MERCANTILE MUTUAL FUNDS, INC.                  Schedule of Portfolio Investments
Balanced Portfolio                                      May 31, 1999 (Unaudited)

U.S. Treasury Notes (8.0%):
                                                        Shares
                                                          or
                       Security                       Principal     Market
                     Description                        Amount      Value
                     -----------                      ---------  ------------
7.50%, 5/15/02(c).................................... $3,000,000 $  3,154,740
6.38%, 8/15/02(c)....................................  3,000,000    3,065,310
6.25%, 2/15/03(c)....................................  1,000,000    1,019,370
7.00%, 7/15/06(c)....................................  2,500,000    2,671,250
                                                                 ------------
TOTAL U.S. TREASURY NOTES                                           9,910,670
                                                                 ------------
Investment Companies (0.4%):
Cash Assets Trust Money Market Fund..................    500,000      500,000
                                                                 ------------
TOTAL INVESTMENT COMPANIES                                            500,000
                                                                 ------------
Short-Term Securities Held as Collateral (3.8%)
Repurchase Agreements (3.8%):
Greenwich Capital, 4.96%, 6/1/99 (Purchased on
 5/28/99, proceeds at maturity $2,505,067,
 collateralized by $8,547,785 various U.S. Government
 Agency Mortgages, 0.00%-8.00%, 5/16/06-5/15/29,
 market value $2,554,816)............................  2,504,722    2,504,722
Salomon Smith Barney, Inc., 4.93%, 6/1/99 (Purchased
 on 5/28/99, proceeds at maturity, $2,253,672,
 collateralized by $3,701,160 various GNMA, 0.50%-
 10.00%, 11/15/00-5/20/29, market value $2,298,431)..  2,253,363    2,253,363
                                                                 ------------
TOTAL SHORT-TERM SECURITIES
 HELD AS COLLATERAL                                                 4,758,085
                                                                 ------------
TOTAL INVESTMENTS
 (Cost $110,053,442) (a)--103.6%                                  128,852,386
Liabilities in excess of other assets--(3.6%)                      (4,537,840)
                                                                 ------------
TOTAL NET ASSETS--100.0%                                         $124,314,546
                                                                 ------------

-----
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

      Unrealized appreciation... $21,301,530
      Unrealized depreciation...  (2,502,587)
                                 -----------
      Net unrealized apprecia-
       tion..................... $18,798,943
                                 ===========

(b) Represents non-income producing securities.

(c) A portion of this security was loaned as of May 31, 1999.

MTNMedium Term Note
                       See notes to financial statements

MERCANTILE MUTUAL FUNDS, INC.
Balanced Portfolio

Statement of Assets and Liabilities
                                                                    May 31, 1999
                                                                     (Unaudited)

Assets:
Investments, at value
 (cost $105,295,358)....................................           $124,094,301
Repurchase agreements, at value
 (cost $4,758,085)......................................              4,758,085
                                                                   ------------
 Total investments......................................            128,852,386
Cash....................................................                    119
Interest and dividends receivable.......................                595,832
Receivable for capital shares issued....................                  7,978
Prepaid expenses and other assets.......................                  7,302
                                                                   ------------
 Total Assets...........................................            129,463,617
Liabilities:
Dividends payable....................................... $ 254,546
Payable for capital shares redeemed.....................     4,693
Payable for return of collateral received............... 4,758,085
Accrued expenses and other payables:
 Investment advisory fees...............................    80,987
 Administration fees....................................     1,701
 Distribution and administrative services fees..........    22,742
 Custodian fees.........................................     5,399
 Other liabilities......................................    20,918
                                                         ---------
 Total Liabilities......................................              5,149,071
                                                                   ------------
Net Assets:
Capital.................................................             99,679,176
Undistributed net investment income.....................                 32,580
Accumulated net realized gains from investment
 transactions...........................................              5,803,847
Net unrealized appreciation from investments............             18,798,943
                                                                   ------------
Net Assets..............................................           $124,314,546
                                                                   ============
Investor A Shares
 Net Assets.............................................           $ 11,427,360
 Shares.................................................                923,630
 Redemption price per share.............................                 $12.37
                                                                         ======
Maximum Sales Charge -- Investor A Shares...............                   5.50%
 Maximum Offering Price (100%/(100% -- Maximum Sales
  Charge) of net asset value adjusted to the nearest
  cent) per share.......................................                 $13.09
                                                                         ======
Investor B Shares
 Net Assets.............................................           $  2,295,254
 Shares.................................................                187,633
 Offering price per share*..............................                 $12.23
                                                                         ======
Trust Shares
 Net Assets.............................................           $ 42,516,840
 Shares.................................................              3,434,609
 Offering and redemption price per share................                 $12.38
                                                                         ======
Institutional Shares
 Net Assets.............................................           $ 68,075,092
 Shares.................................................              5,520,894
 Offering and redemption price per share................                 $12.33
                                                                         ======

Statement of Operations

                                               For the period ended May 31, 1999
                                                                     (Unaudited)
Investment Income:
Interest income...........................................          $1,559,684
Dividend income...........................................             533,942
Income from securities lending............................               7,998
                                                                    ----------
 Total Income.............................................           2,101,624
Expenses:
Investment advisory fees.................................. $460,608
Administration fees.......................................  122,830
Distribution and services fees,
 Investor A Shares........................................   16,491
Distribution and services fees,
 Investor B Shares........................................    8,956
Administrative services fees,
 Trust Shares.............................................   62,444
Administrative services fees,
 Institutional Shares.....................................  102,622
Accounting fees...........................................    5,859
Custodian fees............................................   27,915
Transfer agent fees.......................................   14,367
Other.....................................................   22,586
                                                           --------
 Total expenses before voluntary fee reductions...........             844,678
 Expenses voluntarily reduced.............................            (123,858)
                                                                    ----------
 Net Expenses.............................................             720,820
                                                                    ----------
Net investment income.....................................           1,380,804
                                                                    ----------
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions...........           6,642,035
Net change in unrealized appreciation from investments....            (159,239)
                                                                    ----------
Net realized/unrealized gains from investments............           6,482,796
                                                                    ----------
Change in net assets resulting from operations............          $7,863,600
                                                                    ==========

                       See notes to financial statements

MERCANTILE MUTUAL FUNDS, INC.
Balanced Portfolio

 Statements of Changes in Net Assets

                                                      For the
                                                    period ended    For the
                                                      May 31,      year ended
                                                        1999      November 30,
                                                    (Unaudited)       1998
                                                    ------------  ------------
From Investment Activities:
Operations:
 Net investment income............................. $  1,380,804  $  2,947,999
 Net realized gains from investment transactions...    6,642,035     8,092,471
 Net change in unrealized appreciation from invest-
  ments............................................     (159,239)      429,152
                                                    ------------  ------------
Change in net assets resulting from operations.....    7,863,600    11,469,622
                                                    ------------  ------------
Distributions to Investor A Shareholders:
 From net investment income........................     (118,837)     (239,659)
 From net realized gains from investment transac-
  tions............................................     (744,138)   (1,098,018)
Distributions to Investor B Shareholders:
 From net investment income........................      (14,360)      (14,866)
 From net realized gains from investment transac-
  tions............................................      (90,071)      (58,233)
Distributions to Trust Shareholders:
 From net investment income........................     (510,294)   (1,205,632)
 From net realized gains from investment transac-
  tions............................................   (3,042,833)   (5,997,694)
Distributions to Institutional Shareholders:
 From net investment income........................     (732,913)   (1,551,106)
 From net realized gains from investment transac-
  tions............................................   (4,971,558)   (6,839,335)
                                                    ------------  ------------
Change in net assets from shareholder distribu-
 tions.............................................  (10,225,004)  (17,004,543)
                                                    ------------  ------------
Change in net assets from capital transactions.....       (6,028)    5,817,522
                                                    ------------  ------------
Change in net assets...............................   (2,367,432)      282,601
Net Assets:
 Beginning of period...............................  126,681,978   126,399,377
                                                    ------------  ------------
 End of period..................................... $124,314,546  $126,681,978
                                                    ============  ============

                       See notes to financial statements

MERCANTILE MUTUAL FUNDS, INC.
Balanced Portfolio

 Statement of Cash Flows

                                                                     For the
                                                                  period ended
                                                                     May 31,
                                                                      1999
                                                                   (Unaudited)
                                                                  -------------
Cash Flows from Operating Activities:
 Net investment income..........................................  $   1,380,804
 Adjustments to reconcile net investment income to net cash
  provided by operating activities:
 Cost of investment securities purchased........................   (611,693,796)
 Proceeds from disposition of investment securities.............    620,662,986
 Decrease in investments purchased with cash collateral from
  securities lending............................................        253,375
 Increase in dividends and interest receivable..................         (1,379)
 Decrease in payable for return of collateral received from
  securities lending............................................       (253,375)
 Increase in accrued expenses...................................          3,472
 Increase in prepaid expenses...................................         (6,141)
 Net amortization/accretion from investments....................       (118,207)
                                                                  -------------
Net cash provided by operating activities.......................     10,227,739
                                                                  -------------
Cash Flows from Financing Activities:
 Proceeds from shares issued....................................     25,679,163
 Cost of shares redeemed........................................    (25,688,799)
 Cash distributions paid........................................    (10,218,860)
                                                                  -------------
 Net cash used in financing activities..........................    (10,228,496)
                                                                  -------------
Decrease in cash................................................           (757)
Cash:
 Beginning balance..............................................            876
                                                                  -------------
 Ending balance.................................................  $         119
                                                                  =============

Non-cash financing activities not included herein consist of reinvestment of dividends from net investment income and distributions of net realized capital gains of $9,718,334.
                       See notes to financial statements

MERCANTILE MUTUAL FUNDS, INC.
Balanced Portfolio

 Financial Highlights, Investor A Shares

                           For the
                         period ended
                           May 31,        For the years ended November 30,
                             1999       -----------------------------------------
                         (Unaudited)     1998     1997    1996    1995   1994 (a)
                         ------------   -------  ------  ------  ------  --------
Net Asset Value,
 Beginning of Period....   $ 12.63      $ 13.26  $12.58  $11.65  $ 9.61   $10.22
                           -------      -------  ------  ------  ------   ------
Investment Activities
 Net investment income..      0.13         0.28    0.32    0.32    0.32     0.28
 Net realized and
  unrealized gains
  (losses) from
  investments...........      0.62         0.84    1.47    1.34    2.02    (0.47)
                           -------      -------  ------  ------  ------   ------
 Total from Investment
  Activities............      0.75         1.12    1.79    1.66    2.34    (0.19)
                           -------      -------  ------  ------  ------   ------
Distributions
 Net investment income..     (0.13)       (0.28)  (0.40)  (0.31)  (0.30)   (0.29)
 Net realized gains.....     (0.88)       (1.47)  (0.71)  (0.42)     --
 In excess of net
  realized gains........        --           --      --      --      --    (0.13)
                           -------      -------  ------  ------  ------   ------
 Total Distributions....     (1.01)       (1.75)  (1.11)  (0.73)  (0.30)   (0.42)
                           -------      -------  ------  ------  ------   ------
 Net Asset Value, End of
  Period................   $ 12.37      $ 12.63  $13.26  $12.58  $11.65   $ 9.61
                           =======      =======  ======  ======  ======   ======
Total Return (excludes
 sales charge)..........      6.46%(b)     9.43%  15.38%  15.10%  24.85%   (1.91)%
Ratios/Supplementary
 Data:
Net Assets at end of
 period (000)...........   $11,427      $10,659  $9,923  $9,328  $8,348   $7,321
Ratio of expenses to
 average net assets.....      1.27%(c)     1.26%   1.27%   1.27%   1.27%    1.27%
Ratio of net investment
 income to average net
 assets.................      2.16%(c)     2.23%   2.57%   2.79%   2.98%    2.77%
Ratio of expenses to
 average net assets*....      1.37%(c)     1.36%   1.37%   1.37%   1.37%    1.39%
Portfolio turnover**....     19.97%       47.79%  43.60%  85.16%  58.16%   49.00%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued. (a) On September 27, 1994, the Portfolio redesignated the Investor Shares as "Investor A" Shares, and authorized the issuance of a series of shares designated as "Investor B" Shares. (b) Not annualized. (c) Annualized.

 Financial Highlights, Investor B Shares

                              For the
                            period ended  For the years ended       March 1,
                              May 31,         November 30,          1995 to
                                1999      ----------------------  November 30,
                            (Unaudited)    1998    1997    1996     1995 (a)
                            ------------  ------  ------  ------  ------------
Net Asset Value, Beginning
 of Period................     $12.50     $13.15  $12.49  $11.59     $10.13
                               ------     ------  ------  ------     ------
Investment Activities
 Net investment income....       0.09       0.21    0.25    0.25       0.22
 Net realized and
  unrealized gains from
  investments.............       0.61       0.81    1.43    1.33       1.44
                               ------     ------  ------  ------     ------
 Total from Investment
  Activities..............       0.70       1.02    1.68    1.58       1.66
                               ------     ------  ------  ------     ------
Distributions
 Net investment income....      (0.09)     (0.20)  (0.26)  (0.26)     (0.20)
 In excess of net
  investment income.......         --         --   (0.05)     --         --
 Net realized gains.......      (0.88)     (1.47)  (0.71)  (0.42)        --
                               ------     ------  ------  ------     ------
 Total Distributions......      (0.97)     (1.67)  (1.02)  (0.68)     (0.20)
                               ------     ------  ------  ------     ------
Net Asset Value, End of
 Period...................     $12.23     $12.50  $13.15  $12.49     $11.59
                               ======     ======  ======  ======     ======
Total Return (excludes
 redemption charge).......       6.11%(d)   8.63%  14.57%  14.35%     23.92%(b)
Ratios/Supplementary Data:
Net Assets at end of
 period (000).............     $2,295     $1,285  $  522  $  321     $   36
Ratio of expenses to
 average net assets.......       1.97%(c)   1.96%   1.96%   1.96%      1.93%(c)
Ratio of net investment
 income to average net
 assets...................       1.46%(c)   1.57%   1.85%   2.09%      2.28%(c)
Ratio of expenses to
 average net assets*......       2.07%(c)   2.06%   2.06%   2.06%      2.03%(c)
Portfolio turnover**......      19.97%     47.79%  43.60%  85.16%     58.16%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued. (a) Period from commencement of operations. (b) Represents total return for the Investor A Shares from December 1, 1994 to February 28, 1995 plus the total return for the Investor B Shares from March 1, 1995 to November 30, 1995. (c) Annualized.
(d) Not annualized.

MERCANTILE MUTUAL FUNDS, INC.
Balanced Portfolio

 Financial Highlights, Trust Shares

                           For the
                         period ended
                           May 31,         For the years ended November 30,
                             1999       -------------------------------------------
                         (Unaudited)     1998     1997     1996     1995     1994
                         ------------   -------  -------  -------  -------  -------
Net Asset Value,
 Beginning of Period....   $ 12.64      $ 13.27  $ 12.58  $ 11.64  $  9.62  $ 10.22
                           -------      -------  -------  -------  -------  -------
Investment Activities
 Net investment income..      0.15         0.32     0.38     0.37     0.34     0.29
 Net realized and
  unrealized gains
  (losses) from
  investments...........      0.62         0.84     1.45     1.34     2.02    (0.47)
                           -------      -------  -------  -------  -------  -------
 Total from Investment
  Activities............      0.77         1.16     1.83     1.71     2.36    (0.18)
                           -------      -------  -------  -------  -------  -------
Distributions
 Net investment income..     (0.15)       (0.32)   (0.43)   (0.35)   (0.34)   (0.29)
 Net realized gains.....     (0.88)       (1.47)   (0.71)   (0.42)      --       --
 In excess of net
  realized gains........        --           --       --       --       --    (0.13)
                           -------      -------  -------  -------  -------  -------
 Total Distributions....     (1.03)       (1.79)   (1.14)   (0.77)   (0.34)   (0.42)
                           -------      -------  -------  -------  -------  -------
Net Asset Value, End of
 Period.................   $ 12.38      $ 12.64  $ 13.27  $ 12.58  $ 11.64  $  9.62
                           =======      =======  =======  =======  =======  =======
Total Return............      6.62%(a)     9.75%   15.81%   15.56%   24.97%   (1.81)%
Ratios/Supplementary
 Data:
Net Assets at end of
 period (000)...........   $42,517      $43,776  $54,299  $61,821  $72,669  $65,288
Ratio of expenses to
 average net assets.....      0.97%(b)     0.96%    0.97%    0.97%    0.98%    0.97%
Ratio of net investment
 income to average net
 assets.................      2.46%(b)     2.53%    2.87%    3.08%    3.29%    3.04%
Ratio of expenses to
 average net assets*....      1.37%(b)     1.36%    1.37%    1.07%    1.08%    1.39%
Portfolio turnover**....     19.97%       47.79%   43.60%   85.16%   58.16%   49.00%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued. (a) Not annualized. (b) Annualized.

 Financial Highlights, Institutional Shares

                           For the
                         period ended
                           May 31,          For the years ended November 30,
                             1999       --------------------------------------------
                         (Unaudited)     1998     1997     1996     1995    1994 (a)
                         ------------   -------  -------  -------  -------  --------
Net Asset Value,
 Beginning of Period....   $ 12.59      $ 13.23  $ 12.54  $ 11.62  $  9.60  $ 10.22
                           -------      -------  -------  -------  -------  -------
Investment Activities
 Net investment income..      0.13         0.28     0.31     0.32     0.31     0.28
 Net realized and
  unrealized gains
  (losses) from
  investments...........      0.62         0.83     1.49     1.34     2.02    (0.48)
                           -------      -------  -------  -------  -------  -------
 Total from Investment
  Activities............      0.75         1.11     1.80     1.66     2.33    (0.20)
                           -------      -------  -------  -------  -------  -------
Distributions
 Net investment income..     (0.13)       (0.28)   (0.37)   (0.32)   (0.31)   (0.29)
 In excess of net
  investment income.....        --           --    (0.03)      --       --       --
 Net realized gains.....     (0.88)       (1.47)   (0.71)   (0.42)      --       --
 In excess of net
  realized gains........        --           --       --       --       --    (0.13)
                           -------      -------  -------  -------  -------  -------
 Total Distributions....     (1.01)       (1.75)   (1.11)   (0.74)   (0.31)   (0.42)
                           -------      -------  -------  -------  -------  -------
Net Asset Value, End of
 Period.................   $ 12.33      $ 12.59  $ 13.23  $ 12.54  $ 11.62  $  9.60
                           =======      =======  =======  =======  =======  =======
Total Return............      6.48%(b)     9.38%   15.52%   15.08%   24.67%   (2.00)%
Ratios/Supplementary
 Data:
Net Assets at end of
 period (000)...........   $68,075      $70,962  $61,655  $54,731  $36,827  $22,723
Ratio of expenses to
 average net assets.....      1.26%(c)     1.26%    1.27%    1.27%    1.27%    1.27%
Ratio of net investment
 income to average net
 assets.................      2.16%(c)     2.23%    2.56%    2.78%    2.97%    2.77%
Ratio of expenses to
 average net assets*....      1.37%(c)     1.36%    1.37%    1.37%    1.37%    1.40%
Portfolio turnover**....     19.97%       47.79%   43.60%   85.16%   58.16%   49.00%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued. (a) Period from commencement of operations. On January 3, 1994, the Portfolio issued a new series of shares designated as "Institutional" Shares. The financial highlights presented for periods prior to January 3, 1994 represent financial highlights applicable to the Investor Shares. (b) Not annualized. (c) Annualized.

                       Mercantile Equity Income Portfolio


  Q. How did the overall stock market environment affect the Portfolio's returns during the six-month period ended May 31, 1999?

  A. The market was predominantly strong, as the economy continued to grow during the period. Throughout the spring, the market alternately reached new highs and experienced moderate corrections-especially in the technology sector. Most important, from our perspective, was the market's shift from growth stocks to value stocks.

  This shift was related to a substantial valuation gap between growth and value stocks and a resurgence of inflationary fears. As investors began to look for opportunities among neglected stocks with attractive valuations, cyclicals and other value stocks outperformed large-capitalization growth stocks. The Portfolio's value-oriented approach greatly benefited from this trend.

  Q. What was your strategy in that environment? In what kinds of stocks or sectors did you find opportunities during the period?

  A. Late last year, we overweighted cyclical stocks. This proved to be a prudent move, as cyclicals led the market for much of the period. In particular, we invested in paper companies Mead Corp. (1.6% of the Portfolio) and Temple Inland (1.7%) and clothing retailer Dayton Hudson (0.8%). Once the cyclical stocks in the Portfolio reached our price targets, we reduced our exposure to a market weight.

  Similarly, we were overweighted in oil stocks at the beginning of the period. When oil stock prices moved sharply, we reduced our positions in Atlantic Richfield (2.5%), Murphy Oil (2.1%) and Vastar Resources (1.8%), another move that helped the Portfolio.*

  Q. What other moves did you make to help boost the Portfolio's returns?

  A. As always, we identified and purchased shares of neglected but strong companies selling at relative discounts. We purchased shares of Raytheon (2.3%) early in the period despite the unpopularity of the defense sector, which rallied later in the period.*

  We purchased undervalued shares of Masco (2.2%), a home-improvement and building supplier. Though this company did not fit neatly into any investment theme, the company is strong, and their share price was attractive. The Portfolio benefited from these purchases when the companies posted strong performances for the period.*

  Q. What is your outlook for the stock market going forward? How will you manage the Portfolio with that in mind?

  A. While value-oriented investing is attracting more attention than it has for a few years, there is still a lot of value in the market. We are optimistic that the shift toward value-oriented investing will be a long-term trend. The Portfolio is well-positioned for strong performance in such an environment. In any case, we will continue to look for relatively inexpensive shares of strong companies.*
-----
* Portfolio composition is subject to change.

                       Mercantile Equity Income Portfolio

                     [CHART OF EQUITY INCOME APPEARS HERE]
Value of a $10,000 Investment

          Investor A   Investor A   Investor B   Investor B     Russell 1000
 Date      (No Load)     (Load)*    (No CDSC)      (CDSC)        Value Index
 ----      ---------     -------    ---------      ------        -----------
2/27/97     10,000        9,551      10,000        10,000          10,000
11/30/97    11,742       11,215      11,675        11,175          12,013
11/30/98    13,114       12,526      12,956        12,556          13,826
11/99       14,069       13,297      13,856        13,602          16,152

                   Average Annual Total Returns as of 5/31/99

                             1 Year     Since Inception (11/18/96)
                             ------     --------------------------
Investor A (No Load)         5.79%             16.35%
Investor A*                 -0.04%             13.47%
Investor B (No CDSC)         5.14%             15.56%
Investor B (CDSC)**          1.08%             14.62%
*  Reflects 5.50% sales charge.
** Reflects applicable contingent deferred sales charge (maximum 5.00%).


                     [CHART OF EQUITY INCOME APPEARS HERE]
Value of a $10,000 Investment


 Date         Trust    Institutional    Russell 1000 Value Index
 ----         -----    -------------    ------------------------
2/27/97       10,000       10,000                 10,000
11/30/97      11,764       11,764                 12,013
11/30/98      13,174       13,154                 13,826
11/99         14,167       14,129                 16,162

                   Average Annual Total Returns as of 5/31/99
                      1 Year        Since Inception (2/27/97)
                      ------        -------------------------
Trust                 6.09%                 16.70%
Institutional         5.96%                 16.57%


  Past performance is not predictive of future results. Investment return and principal value will fluctuate, so that shares of a particular class, when redeemed, may be worth more or less than their original cost.

  The performance of the Mercantile Equity Income Portfolio is measured against the Russell 1000 Value Index, an unmanaged index is generally representative of those securities in the Russell 1000 Index with certain valuation and historical growth characteristics indicative of value-based stocks. Companies in this Index generally have low price-to-book and price-to-earnings ratios, higher dividend yields and lower forecasted growth values. Investors are unable to invest in the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. By contrast, the performance of the Portfolio shown on the graph reflects the deduction of these value-added services, as well as the deduction of a 5.50% sales charge on Investor A Shares and the applicable contingent deferred sales charge (CDSC) on Investor B Shares.

MERCANTILE MUTUAL FUNDS, INC.                  Schedule of Portfolio Investments
Equity Income Portfolio                                 May 31, 1999 (Unaudited)

Commercial Paper (1.5%):

                                                            Shares
                                                              or
                         Security                          Principal   Market
                       Description                          Amount     Value
                       -----------                         --------- ----------
Finance (1.5%):
Harsco, 4.95%, 6/1/99..................................... 1,705,000 $1,705,000
                                                                     ----------
TOTAL COMMERCIAL PAPER                                                1,705,000
                                                                     ----------

Common Stocks (93.3%):

Aerospace/Defense (2.3%):
Raytheon Co., Class A.....................................    40,000  2,657,500
                                                                     ----------
Banking (16.1%):
Bank One Corp.............................................    43,617  2,467,087
Chase Manhattan Corp. ....................................    25,300  1,834,250
Comerica, Inc. ...........................................    31,500  1,903,781
First Union Corp..........................................    46,500  2,141,906
Mellon Bank Corp. ........................................    70,000  2,498,124
National City Corp........................................    26,000  1,720,875
PNC Bank Corp.............................................    39,500  2,261,375
Union Planters Corp.(c)...................................    37,500  1,549,219
Wachovia Corp.............................................    27,600  2,435,700
                                                                     ----------
                                                                     18,812,317
                                                                     ----------
Beverages (1.9%):
PepsiCo, Inc. ............................................    62,000  2,220,375
                                                                     ----------
Building Products (3.5%):
Masco Corp................................................    90,000  2,570,625
Sherwin-Williams Co.......................................    50,000  1,540,625
                                                                     ----------
                                                                      4,111,250
                                                                     ----------
Business Services (2.3%):
First Data Corp...........................................    60,000  2,696,250
                                                                     ----------
Chemicals (0.9%):
Union Carbide Corp. ......................................    20,000  1,026,250
                                                                     ----------
Computers (3.4%):
Hewlett-Packard Co........................................    29,000  2,735,063
IBM Corp. ................................................    10,000  1,163,125
                                                                     ----------
                                                                      3,898,188
                                                                     ----------
Containers & Packaging (1.9%):
Crown Cork & Seal Co., Inc................................    70,000  2,196,250
                                                                     ----------
Electrical & Electronic (2.3%):
W.W. Grainger, Inc........................................    50,140  2,660,554
                                                                     ----------
Financial Services (8.4%):
Fannie Mae................................................    40,000  2,719,999
Heller Financial, Inc.....................................    88,000  2,618,000
MBNA Corp.................................................    75,393  2,082,732
SLM Holding Corp..........................................    55,000  2,282,500
                                                                     ----------
                                                                      9,703,231
                                                                     ----------
Food Products & Services (0.9%):
Ralston Purina Group......................................    37,900  1,032,775
                                                                     ----------
Health Care (1.6%):
C.R. Bard, Inc............................................    40,000  1,827,500
                                                                     ----------

Common Stocks, continued:

                                                           Shares
                                                             or
                        Security                          Principal   Market
                       Description                         Amount      Value
                       -----------                        --------- -----------
Oil & Exploration, Production & Services (6.1%):
Halliburton Co. .........................................  63,100   $ 2,610,763
Murphy Oil Corp..........................................  50,000     2,453,125
Vastar Resources, Inc....................................  37,000     2,035,000
                                                                    -----------
                                                                      7,098,888
                                                                    -----------
Oil Companies--Integrated (7.2%):
Atlantic Richfield Co....................................  35,000     2,929,062
Phillips Petroleum Co. ..................................  55,000     2,884,062
USX-Marathon Group, Inc..................................  85,000     2,544,688
                                                                    -----------
                                                                      8,357,812
                                                                    -----------
Paper & Related (3.3%):
Mead Corp................................................  50,000     1,868,750
Temple-Inland, Inc.......................................  30,000     2,010,000
                                                                    -----------
                                                                      3,878,750
                                                                    -----------
Pharmaceuticals (3.9%):
Abbott Laboratories......................................  50,000     2,259,375
Pharmacia & UpJohn, Inc..................................  40,000     2,217,500
                                                                    -----------
                                                                      4,476,875
                                                                    -----------
Printing & Publishing (2.0%):
Tribune Co...............................................  30,000     2,368,125
                                                                    -----------
Retail Stores (4.6%):
Dayton Hudson Corp.......................................  15,000       945,000
J.C. Penney, Inc.(c).....................................  48,000     2,481,000
May Department Stores Co.(c).............................  45,000     1,949,063
                                                                    -----------
                                                                      5,375,063
                                                                    -----------
Steel (1.7%):
USX-U.S. Steel Group.....................................  75,000     2,020,313
                                                                    -----------
Tobacco (2.5%):
Philip Morris Companies, Inc.............................  74,000     2,853,625
                                                                    -----------
Transportation & Shipping (1.3%):
Burlington Northern Santa Fe.............................  49,000     1,519,000
                                                                    -----------
Utilities--Gas & Electric (8.9%):
Ameren Corp.(c)..........................................  50,000     2,046,875
CINergy Corp.............................................  60,000     2,047,500
Constellation Energy Group, Inc..........................  70,000     2,183,125
Duke Energy Corp.........................................  30,000     1,809,375
SCANA Corp.(c)...........................................  85,000     2,268,437
                                                                    -----------
                                                                     10,355,312
                                                                    -----------
Utilities--Telephone (4.1%):
Bell Atlantic Corp. .....................................   7,872       430,992
BellSouth Corp. .........................................   7,000       330,313
GTE Corp.................................................  29,500     1,860,344
US West, Inc.............................................  40,000     2,162,499
                                                                    -----------
                                                                      4,784,148
                                                                    -----------
Wholesale Distribution (2.2%):
Sysco Corp...............................................  85,000     2,523,438
                                                                    -----------
TOTAL COMMON STOCKS                                                 108,453,789
                                                                    -----------

                                   Continued

MERCANTILE MUTUAL FUNDS, INC.                  Schedule of Portfolio Investments
Equity Income Portfolio                                 May 31, 1999 (Unaudited)

Real Estate Investment Trusts (5.2%):

                                                        Shares
                                                          or
                       Security                        Principal    Market
                     Description                        Amount      Value
                     -----------                       --------- ------------
Apartments (1.2%):
Archstone Communities Trust...........................    62,000 $  1,395,000
                                                                 ------------
Hotels & Lodging (1.8%):
Felcor Lodging Trust, Inc.(c).........................    90,000    2,041,875
                                                                 ------------
Office Property (2.2%):
Prentiss Properties Trust.............................   110,000    2,598,750
                                                                 ------------
TOTAL REAL ESTATE INVESTMENT TRUSTS                                 6,035,625
                                                                 ------------

Short-Term Securities Held as Collateral (2.7%):
Repurchase agreements (2.7%):
Greenwich Capital, 4.96%, 6/1/99 (Purchased on
 5/28/98, proceeds at maturity $1,622,894,
 collateralized by $5,537,637 various U.S. Government
 Agency mortgages, 0.00%-8.00%, 5/15/06-5/15/29,
 market value $1,655,124)............................. 1,622,671    1,622,671
Salomon Smith Barney, Inc., 4.93%, 6/1/99 (Purchased
 on 5/28/98, proceeds at maturity $1,460,029,
 collateralized by $2,397,777 various GNMA, 0.50%-
 10.00%, 11/15/00-5/20/29, market value $1,489,026)... 1,459,829    1,459,829
                                                                 ------------
TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL                      3,082,500
                                                                 ------------
TOTAL INVESTMENTS
 (Cost $91,775,082) (a)--102.7%                                  $119,276,914
Liabilities in excess of other assets--(2.7%)                      (3,090,253)
                                                                 ------------
TOTAL NET ASSETS--100.0%                                         $116,186,661
                                                                 ============

-----
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

      Unrealized appreciation... $28,383,565
      Unrealized depreciation...    (881,733)
                                 -----------
      Net unrealized apprecia-
       tion..................... $27,501,832
                                 ===========

(b) Represents non-income producing securities.

(c) A portion of this security was loaned as of May 31, 1999.

                       See notes to financial statements

MERCANTILE MUTUAL FUNDS, INC.
Equity Income Portfolio

Statement of Assets and Liabilities
                                                                    May 31, 1999
                                                                     (Unaudited)

Assets
Investments, at value (cost $88,692,582).............             $116,194,414
Repurchase agreements, at value (cost $3,082,500)....                3,082,500
                                                                  ------------
 Total investments...................................              119,276,914
Cash.................................................                      572
Interest and dividends receivable....................                  244,445
Receivable for capital shares issued.................                    2,000
Receivable for investments sold......................                   55,366
Deferred organization costs..........................                   21,537
Prepaid expenses and other assets....................                    6,915
                                                                  ------------
 Total Assets........................................              119,607,749
Liabilities:
Dividends payable....................................  $  234,254
Payable for capital shares redeemed..................       1,370
Payable for return of collateral received............   3,082,500
Accrued expenses and other payables:
 Investment advisory fees............................      75,599
 Administration fees.................................       1,593
 Distribution and administrative services fees.......       1,194
 Custodian fees......................................       5,040
 Other liabilities...................................      19,538
                                                       ----------
 Total Liabilities...................................                3,421,088
                                                                  ------------
Net Assets:
Capital..............................................               74,211,507
Undistributed net investment income..................                    5,046
Accumulated net realized gains from investment
 transactions........................................               14,468,276
Net unrealized appreciation from investments.........               27,501,832
                                                                  ------------
Net Assets...........................................             $116,186,661
                                                                  ============
Investor A Shares
 Net Assets..........................................             $  1,792,056
 Shares..............................................                  211,083
 Redemption price per share..........................                    $8.49
                                                                         =====
Maximum Sales Charge--Investor A Shares..............                     5.50%
 Maximum Offering Price
 (100%/(100%--Maximum Sales Charge) of net asset
 value adjusted to the nearest cent) per share.......                    $8.98
                                                                         =====
Investor B Shares
 Net Assets..........................................             $    825,324
 Shares..............................................                   97,343
 Offering price per share*...........................                    $8.48
                                                                         =====
Trust Shares
 Net Assets..........................................             $113,459,858
 Shares..............................................               13,342,165
 Offering and redemption price per share.............                    $8.50
                                                                         =====
Institutional Shares
 Net Assets..........................................             $    109,423
 Shares..............................................                   12,880
 Offering and redemption price per share.............                    $8.50
                                                                         =====

-----
* Redemption price of Investor B shares varies based on length of time held.

Statement of Operations
                                               For the period ended May 31, 1999
                                                                     (Unaudited)

Investment Income:
Interest income..........................................          $   140,581
Dividend income..........................................            1,479,005
Income from securities lending...........................                1,587
                                                                   -----------
 Total Income............................................            1,621,173
Expenses:
Investment advisory fees................................. $409,295
Administration fees......................................  109,146
Distribution and services fees, Investor A Shares........    2,497
Distribution and services fees, Investor B Shares........    3,598
Administrative services fees,
 Trust Shares............................................  160,013
Administrative services fees, Institutional Shares.......      130
Accounting fees..........................................    1,556
Custodian fees...........................................   24,992
Transfer agent fees......................................   13,569
Other....................................................   24,492
                                                          --------
Total expenses before voluntary fee reductions...........              749,288
 Expenses voluntarily reduced............................             (214,585)
                                                                   -----------
 Net Expenses............................................              534,703
                                                                   -----------
Net investment income....................................            1,086,470
                                                                   -----------
Realized/Unrealized Gains from Investments:
Net realized gains from investment transactions..........           14,573,041
Net change in unrealized appreciation from investments...               14,439
                                                                   -----------
Net realized/unrealized gains from investments...........           14,587,480
                                                                   -----------
Change in net assets resulting from operations...........          $15,673,950
                                                                   ===========

                       See notes to financial statements

MERCANTILE MUTUAL FUNDS, INC.
Equity Income Portfolio

 Statements of Changes in Net Assets

                                                      For the
                                                    period ended    For the
                                                      May 31,      year ended
                                                        1999      November 30,
                                                    (Unaudited)       1998
                                                    ------------  ------------
From Investment Activities:
Operations:
 Net investment income............................. $  1,086,470  $  2,213,589
 Net realized gains from investment transactions...   14,573,041    24,493,831
 Net change in unrealized appreciation from invest-
  ments............................................       14,439   (13,549,445)
                                                    ------------  ------------
Change in net assets resulting from operations.....   15,673,950    13,157,975
                                                    ------------  ------------
Distributions to Investor A Shareholders:
 From net investment income........................      (14,368)      (16,781)
 From net realized gains from investment transac-
  tions............................................     (379,613)      (34,436)

Distributions to Investor B Shareholders:
 From net investment income........................       (3,928)       (2,683)
 From net realized gains from investment transac-
  tions............................................     (123,129)      (26,125)

Distributions to Trust Shareholders:
 From net investment income........................   (1,073,344)   (2,270,617)
 From net realized gains from investment transac-
  tions............................................  (24,087,882)  (26,111,109)

Distributions to Institutional Shareholders:
 From net investment income........................         (749)         (164)
 From net realized gains from investment transac-
  tions............................................       (7,982)           --
 In excess of net realized gains from investment
  transactions.....................................           --          (233)
                                                    ------------  ------------
Change in net assets from shareholder distribu-
 tions.............................................  (25,690,995)  (28,462,148)
                                                    ------------  ------------
Change in net assets from capital transactions.....   12,073,979    (2,790,787)
                                                    ------------  ------------
Change in net assets...............................    2,056,934   (18,094,960)
Net Assets:
 Beginning of period...............................  114,129,727   132,224,687
                                                    ------------  ------------
 End of period..................................... $116,186,661  $114,129,727
                                                    ============  ============

                       See notes to financial statements

MERCANTILE MUTUAL FUNDS, INC.
Equity Income Portfolio

 Statement of Cash Flows

                                                                     For the
                                                                  period ended
                                                                     May 31,
                                                                      1999
                                                                   (Unaudited)
                                                                  -------------
Cash Flows from Operating Activities:
 Net investment income..........................................  $   1,086,470
 Adjustments to reconcile net investment income to net cash
  provided by operating activities:
 Cost of investment securities purchased........................   (784,178,857)
 Proceeds from disposition of investment securities.............    796,840,581
 Decrease in investments purchased with cash collateral from
  securities lending............................................        503,800
 Increase in dividends and interest receivable..................        (38,618)
 Decrease in payable for return of collateral received from
  securities lending............................................       (503,800)
 Increase in accrued expenses...................................          4,684
 Amortization expense on organizational costs...................          3,807
 Increase in prepaid expenses...................................         (4,820)
 Net amortization/accretion from investments....................       (140,581)
                                                                  -------------
 Net cash provided by operating activities......................     13,572,666
                                                                  -------------
Cash Flows from Financing Activities:
 Proceeds from shares issued....................................     34,950,507
 Cost of shares redeemed........................................    (22,888,981)
 Cash distributions paid........................................    (25,634,374)
                                                                  -------------
 Net cash used in financing activities..........................    (13,572,848)
                                                                  -------------
Decrease in cash................................................           (182)
Cash:
 Beginning balance..............................................            754
                                                                  -------------
 Ending balance.................................................  $         572
                                                                  =============

Non-cash financing activities not included herein consist of reinvestment of dividends from net investment income and distributions of net realized capital gains of $8,457,688.
                       See notes to financial statements

MERCANTILE MUTUAL FUNDS, INC.
Equity Income Portfolio

 Financial Highlights, Investor A Shares

                                        For the
                                      period ended    For the    February 27,
                                        May 31,      year ended    1997 to
                                          1999      November 30, November 30,
                                      (Unaudited)       1998       1997 (a)
                                      ------------  ------------ ------------
Net Asset Value, Beginning of
 Period..............................    $10.24        $11.56       $10.00
                                         ------        ------       ------
Investment Activities
 Net investment income...............      0.07          0.17         0.16
 Net realized and unrealized gains
  from investments...................      0.46          0.98         1.57
                                         ------        ------       ------
 Total from Investment Activities....      0.53          1.15         1.73
                                         ------        ------       ------
Distributions
 Net investment income...............     (0.07)        (0.18)       (0.16)
 In excess of net investment income..        --            --        (0.01)
 Net realized gains..................     (2.21)        (2.29)          --
                                         ------        ------       ------
 Total Distributions.................     (2.28)        (2.47)       (0.17)
                                         ------        ------       ------
Net Asset Value, End of Period.......    $ 8.49        $10.24       $11.56
                                         ======        ======       ======
Total Return (excludes sales
 charge).............................      7.28%(b)     11.69%       17.42%(b)
Ratios/Supplementary Data:
Net Assets at end of period (000)....    $1,792        $1,709       $  173
Ratio of expenses to average net
 assets..............................      1.27%(c)      1.15%        0.45%(c)
Ratio of net investment income to
 average net assets..................      1.71%(c)      1.51%        2.29%(c)
Ratio of expenses to average net
 assets*.............................      1.37%(c)      1.38%        1.38%(c)
Portfolio turnover**.................     64.19%        98.32%       48.33%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued. (a) Period from commencement of operations. (b) Not annualized. (c) Annualized.

 Financial Highlights, Investor B Shares

                                       For the
                                     period ended    For the     February 27,
                                       May 31,      year ended     1997 to
                                         1999      November 30,  November 30,
                                     (Unaudited)       1998        1997 (a)
                                     ------------  ------------  ------------
Net Asset Value, Beginning of
 Period.............................    $10.23        $11.55        $10.00
                                        ------        ------        ------
Investment Activities
 Net investment income..............      0.05          0.11 (d)      0.10
 Net realized and unrealized gains
  from investments..................      0.45          0.97          1.57
                                        ------        ------        ------
 Total from Investment Activities...      0.50          1.08          1.67
                                        ------        ------        ------
Distributions
 Net investment income..............     (0.04)        (0.11)        (0.10)
 In excess of net investment
  income............................        --            --         (0.02)
 Net realized gains.................     (2.21)        (2.29)           --
                                        ------        ------        ------
 Total Distributions................     (2.25)        (2.40)        (0.12)
                                        ------        ------        ------
Net Asset Value, End of Period......    $ 8.48        $10.23        $11.55
                                        ======        ======        ======
Total Return (excludes redemption
 charge)............................      6.94%(b)     10.98%        16.75%(b)
Ratios/Supplementary Data:
Net Assets at end of period (000)...    $  825        $  520        $  131
Ratio of expenses to average net
 assets.............................      1.97%(c)      1.84%         1.14%(c)
Ratio of net investment income to
 average net assets.................      1.01%(c)      0.83%         1.53%(c)
Ratio of expenses to average net
 assets*............................      2.07%(c)      2.08%         2.07%(c)
Portfolio turnover**................     64.19%        98.32%        48.33%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued. (a) Period from commencement of operations. (b) Not annualized. (c) Annualized. (d) Per share net investment income has been calculated using the daily average share method.

MERCANTILE MUTUAL FUNDS, INC.
Equity Income Portfolio

 Financial Highlights, Trust Shares

                                       For the
                                     period ended     For the    February 27,
                                       May 31,       year ended    1997 to
                                         1999       November 30, November 30,
                                     (Unaudited)        1998       1997 (a)
                                     ------------   ------------ ------------
Net Asset Value, Beginning of
 Period............................    $  10.24       $  11.56     $  10.00
                                       --------       --------     --------
Investment Activities
 Net investment income.............        0.08           0.19         0.20
 Net realized and unrealized gains
  from investments.................        0.47           0.98         1.55
                                       --------       --------     --------
 Total from Investment Activities..        0.55           1.17         1.75
                                       --------       --------     --------
Distributions
 Net investment income.............       (0.08)         (0.20)       (0.19)
 Net realized gains................       (2.21)         (2.29)          --
                                       --------       --------     --------
 Total Distributions...............       (2.29)         (2.49)       (0.19)
                                       --------       --------     --------
Net Asset Value, End of Period.....    $   8.50       $  10.24     $  11.56
                                       ========       ========     ========
Total Return.......................        7.53%(b)      12.00%       17.64%(b)
Ratios/Supplementary Data:
Net Assets at end of period (000)..    $113,460       $111,866     $131,919
Ratio of expenses to average net
 assets............................        0.97%(c)       0.71%        0.15%(c)
Ratio of net investment income to
 average net assets................        2.00%(c)       1.94%        2.51%(c)
Ratio of expenses to average net
 assets*...........................        1.37%(c)       1.37%        1.38%(c)
Portfolio turnover**...............       64.19%         98.32%       48.33%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued. (a) Period from commencement of operations. (b) Not annualized. (c) Annualized.

 Financial Highlights, Institutional Shares

                                        For the
                                      period ended    For the    February 27,
                                        May 31,      year ended    1997 to
                                          1999      November 30, November 30,
                                      (Unaudited)       1998       1997 (a)
                                      ------------  ------------ ------------
Net Asset Value, Beginning of
 Period..............................    $10.24        $11.56       $10.00
                                         ------        ------       ------
Investment Activities
 Net investment income...............      0.08          0.18         0.19
 Net realized and unrealized gains
  from investments...................      0.46          0.98         1.56
                                         ------        ------       ------
 Total from Investment Activities....      0.54          1.16         1.75
                                         ------        ------       ------
Distributions
 Net investment income...............     (0.07)        (0.19)       (0.19)
 Net realized gains..................     (2.21)        (2.29)          --
                                         ------        ------       ------
 Total Distributions.................     (2.28)        (2.48)       (0.19)
                                         ------        ------       ------
Net Asset Value, End of Period.......    $ 8.50        $10.24       $11.56
                                         ======        ======       ======
Total Return.........................      7.41%(b)     11.82%       17.64%(b)
Ratios/Supplementary Data:
Net Assets at end of period (000)....    $  109        $   35       $    1
Ratio of expenses to average net
 assets..............................      1.27%(c)      1.23%        0.37%(c)
Ratio of net investment income to
 average net assets..................      1.66%(c)      1.40%        2.34%(c)
Ratio of expenses to average net
 assets*.............................      1.37%(c)      1.32%        1.60%(c)
Portfolio turnover**.................     64.19%        98.32%       48.33%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued. (a) Period from commencement of operations. (b) Not annualized. (c) Annualized.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                       Mercantile Equity Index Portfolio

  Q. What is the role of an index fund such as this one in an investor's portfolio?

  A. Index funds attempt to mimic the performance of a particular market index, or benchmark. For example, the Mercantile Equity Index Portfolio attempts to duplicate the performance of the Standard & Poor's 500 Index, the domestic stock market's most popular benchmark, before deducting the Portfolio's operating expenses. The Index tracks the performance of 500 large company stocks in various economic and industry sectors.

  Q. Why would an investor choose such a fund?

  A. Investors who put their money to work in the Mercantile Equity Index Portfolio avoid some of the uncertainty of investing in an actively managed fund. They can be reasonably sure that their investment will come close to matching the performance of the S&P 500 Index and the large company stocks of which it is composed. Managers of actively managed portfolios attempt to choose specific securities and market sectors that will perform well. The portfolios' performance thus depends upon how well their managers choose among various investment options. Thus, the portfolios' returns may be considerably higher or lower than the returns of the Index.

  Q. Discuss the Portfolio's performance during the six months ended May 31, 1999.

  A. During the recent period, the Portfolio's return of 12.01% (Investor A Shares no load) was in line with that of its benchmark, the S&P 500 Index, which produced a 12.60% return for the period.

  Q. What accounts for the difference between the Portfolio's return and the return of the Index?

  A. Index funds usually trail their benchmarks by a small margin, reflecting the funds' operating expenses. Moreover, index funds tend to hold small amounts of cash, usually 0.5% to 1.0% of the fund, unless they rebalance their portfolios every day. When the stock market is rising, that cash holding can hamper performance. But, when the market is falling, a small cash holding can help performance. Thus, the timing of cash flows into the Mercantile Equity Index Portfolio can result in modest performance gaps between the Portfolio and its benchmark. Over the long term, however, the Portfolio's performance should continue to be very close to that of the S&P 500.

                       Mercantile Equity Index Portfolio

                      [CHART OF EQUITY INDEX APPEARS HERE]

Value of a $10,000 Investment
          Investor A   Investor A                                  S&P 500
 Date      (No Load)     (Load)*      Trust      Institutional      Index
 ----      ---------     -------      -----      -------------      -----
5/1/97      10,000        9,747      10,000        10,000          10,000
11/30/97    12,014       11,710      12,040        12,040          11,964
5/31/98     13,782       13,433      13,831        13,815          13,767
11/98       14,778       14,404      14,851        14,812          14,797
5/99        16,554       15,647      16,657        16,602          16,662
                   Average Annual Total Returns as of 5/31/99
                            1 Year     Since Inception (5/1/97)
                            ------     ------------------------
Investor A (No Load)        20.11%             27.39%
Investor A*                 13.52%             23.99%
Trust                       20.43%             27.77%
Institutional               20.17%             27.57%
*  Reflects 5.50% sales charge.

  Past performance is not predictive of future results. Investment return and principal value will fluctuate, so that shares of a particular class, when redeemed, may be worth more or less than their original cost.

  The performance of the Mercantile Equity Index Portfolio is measured against the Standard & Poor's 500 Index, an unmanaged index generally representative of the U.S. stock market as a whole. Investors are unable to invest in the Index directly, although they can invest in the underlying securities. The performance of the Index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. By contrast, the performance of the Portfolio shown on the graph reflects the deduction of these value-added services, as well as the deduction of a 5.50% sales charge on Investor A Shares.

MERCANTILE MUTUAL FUNDS, INC.                  Schedule of Portfolio Investments
Equity Index Portfolio                                  May 31, 1999 (Unaudited)

Commercial Paper (0.8%):

                                                           Shares
                                                             or
                        Security                          Principal   Market
                       Description                         Amount      Value
                       -----------                        --------- -----------

Financial Services (0.8%):
Harsco, 4.95%, 6/1/99....................................  779,000  $   779,000
                                                                    -----------
TOTAL COMMERCIAL PAPER                                                  779,000
                                                                    -----------

Common Stocks (96.3%):

Advertising (0.2%):
Interpublic Group Cos., Inc. ............................    1,221       92,491
Omnicom Group, Inc. .....................................    1,516      106,120
                                                                    -----------
                                                                        198,611
                                                                    -----------
Aerospace/Defense (1.1%):
Boeing Co. ..............................................    8,126      343,323
General Dynamics Corp. ..................................    1,116       73,377
Lockheed Martin Corp. ...................................    3,424      138,458
Northrop Grumman Corp. ..................................      561       37,868
Raytheon Co., Class B....................................    2,889      196,633
TRW, Inc. ...............................................    1,069       53,517
United Technologies Corp. ...............................    3,888      241,298
                                                                    -----------
                                                                      1,084,474
                                                                    -----------
Aircraft Engines & Engine Parts (0.3%):
AlliedSignal, Inc. ......................................    4,810      279,281
                                                                    -----------
Airlines (0.3%):
AMR Corp.(b).............................................    1,544      100,456
Delta Air Lines, Inc. ...................................    1,198       68,735
Southwest Airlines Co. ..................................    2,925       93,783
US Airways Group, Inc.(b)................................      737       35,791
                                                                    -----------
                                                                        298,765
                                                                    -----------
Apparel/Shoes (0.6%):
Gap, Inc. ...............................................    4,927      308,246
Liz Claiborne, Inc. .....................................      592       21,312
Nike, Inc. ..............................................    2,428      147,956
Reebok International Ltd.(b).............................      502        9,977
Russell Corp. ...........................................      306        7,172
VF Corp. ................................................      995       45,770
                                                                    -----------
                                                                        540,433
                                                                    -----------
Automotive (1.4%):
Cooper Industries, Inc. .................................      791       39,204
Cummins Engine Co. ......................................      411       20,807
Dana Corp. ..............................................    1,472       75,992
Delphi Automotive Systems(b).............................    4,974       97,620
Ford Motor Co. ..........................................   10,567      602,980
General Motors Corp. ....................................    5,712      394,128
Genuine Parts Co. .......................................    1,613       54,338
Navistar International Corp.(b)..........................      600       29,625
PACCAR, Inc. ............................................      718       40,432
                                                                    -----------
                                                                      1,355,126
                                                                    -----------
Banking (6.1%):
Amsouth Bancorp..........................................    1,550       43,981
Bank of America Corp. ...................................   15,123      978,270
Bank of New York, Inc. ..................................    6,604      236,093
Bank One Corp. ..........................................   10,241      579,257
BankBoston Corp. ........................................    2,550      120,806
Bankers Trust New York Corp. ............................      834       77,197

Common Stocks, continued:

                         Security                                     Market
                        Description                         Shares     Value
                        -----------                         ------- -----------

Banking, continued:
BB & T Corp. ..............................................   2,724 $    99,426
Chase Manhattan Corp. .....................................   7,334     531,715
Comerica, Inc. ............................................   1,396      84,371
Fifth Third Bancorp........................................   2,297     156,627
First Union Corp. .........................................   8,658     398,809
Firstar Corp. .............................................   6,027     173,653
Huntington BancShares, Inc. ...............................   1,791      62,013
KeyCorp....................................................   3,917     136,116
Mellon Bank Corp. .........................................   4,516     161,165
Mercantile Bancorporation, Inc. ...........................   1,411      82,455
National City Corp. .......................................   2,812     186,119
Northern Trust Corp. ......................................     943      85,224
PNC Bank Corp. ............................................   2,595     148,564
Republic New York Corp. ...................................     902      61,280
Southtrust Corp. ..........................................   1,466      57,082
State Street Corp. ........................................   1,408     107,360
Summit Bancorp.............................................   1,561      63,903
SunTrust Banks, Inc. ......................................   2,786     188,055
Synovus Financial Corp. ...................................   2,323      46,750
U.S. Bancorp...............................................   6,392     207,740
Union Planters Corp. ......................................   1,230      50,814
Wachovia Corp. ............................................   1,725     152,231
Wells Fargo & Co. .........................................  14,304     572,160
                                                                    -----------
                                                                      5,849,236
                                                                    -----------
Beverages (2.7%):
Adolph Coors Co. ..........................................     330      15,675
Anheuser-Busch Co. ........................................   4,139     302,406
Brown-Forman Corp. ........................................     607      40,479
Coca-Cola Co. .............................................  21,437   1,464,415
Coca-Cola Enterprises, Inc.(c).............................   3,657     132,566
PepsiCo, Inc. .............................................  12,795     458,221
Seagram Co. Ltd. ..........................................   3,464     179,912
                                                                    -----------
                                                                      2,593,674
                                                                    -----------
Broadcasting & Publishing (0.9%):
CBS Corp.(b)...............................................   6,142     256,429
Clear Channel Communications, Inc.(b)......................   2,830     186,957
Mediaone Group, Inc.(b)....................................   5,251     387,917
                                                                    -----------
                                                                        831,303
                                                                    -----------
Building Products (0.2%):
Masco Corp. ...............................................   2,960      84,545
Owens Corning..............................................     488      19,215
Sherwin-Williams Co. ......................................   1,526      47,020
                                                                    -----------
                                                                        150,780
                                                                    -----------
Business Services (0.6%):
Automatic Data Processing, Inc. ...........................   5,336     219,777
Ceridian Corp.(b)..........................................   1,214      40,062
Computer Science Corp.(b)..................................   1,349      87,263
Equifax, Inc. .............................................   1,313      47,268
First Data Corp. ..........................................   3,853     173,144
                                                                    -----------
                                                                        567,514
                                                                    -----------
Chemicals (1.8%):
Air Products & Chemicals, Inc. ............................   1,962      80,441
Avery Dennison Corp. ......................................   1,051      62,929
Dow Chemical Co. ..........................................   1,967     238,990

                                   Continued

MERCANTILE MUTUAL FUNDS, INC.                  Schedule of Portfolio Investments
Equity Index Portfolio                                  May 31, 1999 (Unaudited)

Common Stocks, continued:

                         Security                                     Market
                        Description                         Shares     Value
                        -----------                         ------- -----------

Chemicals, continued:
E. I. duPont de Nemours & Co. .............................   9,798 $   641,156
Eastman Chemical Co. ......................................     717      36,298
Ecolab, Inc. ..............................................   1,128      47,940
Engelhard Corp. ...........................................   1,087      22,012
FMC Corp.(b)...............................................     277      18,334
Great Lakes Chemical Corp. ................................     521      23,543
Hercules, Inc. ............................................     918      32,073
Monsanto Co. ..............................................   5,477     227,295
Morton International, Inc. ................................   1,006      39,234
Nalco Chemical Co. ........................................     550      18,425
Praxair, Inc. .............................................   1,389      67,801
Rohm & Haas Co.(c).........................................   1,508      60,509
Sigma-Aldrich Corp. .......................................     883      28,256
Union Carbide Corp. .......................................   1,170      60,036
W.R. Grace & Co.(b)........................................     600      10,688
                                                                    -----------
                                                                      1,715,960
                                                                    -----------
Commercial Services (0.2%):
Browning-Ferris Industries, Inc. ..........................   1,395      57,893
Cendant Corp.(b)...........................................   6,700     123,531
H & R Block, Inc. .........................................     900      43,369
                                                                    -----------
                                                                        224,793
                                                                    -----------
Computer Software (4.9%):
Adobe Systems, Inc. .......................................     575      42,622
BMC Software, Inc.(b)......................................   2,090     103,324
Computer Associates International, Inc. ...................   4,649     219,956
Compuware Corp.(b).........................................   3,236     100,518
Electronic Data Systems Corp. .............................   4,263     239,794
IMS Health, Inc. ..........................................   2,740      67,473
Microsoft Corp.(b).........................................  44,006   3,550,734
Novell, Inc.(b)............................................   2,938      69,043
Oracle Corp.(b)............................................  12,531     310,925
Parametric Technology Corp.(b).............................   2,342      32,495
Peoplesoft, Inc.(b)........................................   1,994      32,278
                                                                    -----------
                                                                      4,769,162
                                                                    -----------
Computers (6.8%):
3Com Corp.(b)..............................................   3,169      87,148
Apple Computer, Inc.(b)(c).................................   1,159      51,068
Cabletron Systems, Inc.(b).................................   1,461      21,732
Cisco Systems, Inc.(b).....................................  13,778   1,500,079
Compaq Computer Corp.......................................  14,735     349,035
Data General Corp.(b)......................................     463       6,077
Dell Computer Corp.(b).....................................  22,140     762,446
EMC Corp.(b)...............................................   4,333     431,675
Gateway 2000, Inc.(b)......................................   1,373      83,496
Hewlett-Packard Co. .......................................   8,792     829,196
IBM Corp. .................................................  16,006   1,861,697
Seagate Technology, Inc.(b)................................   2,160      65,205
Silicon Graphics, Inc.(b)..................................   1,620      20,048
Sun Microsystems, Inc.(b)..................................   6,756     403,671
Unisys Corp.(b)............................................   2,289      86,839
                                                                    -----------
                                                                      6,559,412
                                                                    -----------
Construction (0.2%):
Armstrong World Industries, Inc. ..........................     344      20,038
Centex Corp. ..............................................     511      18,939

Common Stocks, continued:

                         Security                                     Market
                        Description                         Shares     Value
                        -----------                         ------- -----------

Construction, continued:
Ingersoll-Rand Co. ........................................   1,395 $    88,844
Kaufman & Broad Home Corp. ................................     434      10,470
Pulte Corp. ...............................................     390       9,287
                                                                    -----------
                                                                        147,578
                                                                    -----------
Consumer Goods & Services (1.6%):
Black & Decker Corp. ......................................     760      43,273
Clorox Co. ................................................     997     100,635
Colgate-Palmolive Co. .....................................   2,550     254,681
Fortune Brands, Inc. ......................................   1,470      60,086
Jostens, Inc. .............................................     333       7,035
Procter & Gamble Co. ......................................  11,550   1,078,481
Tupperware Corp. ..........................................     529      11,770
                                                                    -----------
                                                                      1,555,961
                                                                    -----------
Containers & Packaging (0.2%):
Ball Corp. ................................................     275      13,389
Bemis Co. .................................................     489      18,460
Crown Cork & Seal Co., Inc. ...............................   1,074      33,697
Owens-Illinois, Inc.(b)....................................   1,310      39,955
Sealed Air Corp.(b)(c).....................................     724      44,978
                                                                    -----------
                                                                        150,479
                                                                    -----------
Cosmetics & Toiletries (0.7%):
Alberto-Culver Co.(c)......................................     503      13,298
Avon Products, Inc. .......................................   2,336     115,486
Gillette Co. ..............................................   9,632     491,232
International Flavors & Fragrances, Inc. ..................     926      38,082
                                                                    -----------
                                                                        658,098
                                                                    -----------
Diversified Operations (0.8%):
Corning, Inc.(c)...........................................   2,009     109,742
Crane Co. .................................................     594      17,857
Eastern Enterprises........................................     233       8,082
Eaton Corp. ...............................................     590      51,441
ITT Industries, Inc. ......................................     833      31,446
Minnesota Mining & Manufacturing Co. ......................   3,457     296,437
National Service Industries, Inc. .........................     335      12,332
PPG Industries, Inc. ......................................   1,574      95,522
Raychem Corp. .............................................     689      23,943
Tenneco, Inc. .............................................   1,472      34,316
Textron, Inc. .............................................   1,426     127,003
                                                                    -----------
                                                                        808,121
                                                                    -----------
Electrical & Electronic (3.6%):
CMS Energy Corp. ..........................................   1,052      48,918
Emerson Electric Co. ......................................   3,776     241,192
General Electric Co. ......................................  28,548   2,902,974
Millipore Corp. ...........................................     352      11,748
Solectron Corp.(b).........................................   2,220     121,545
Tandy Corp. ...............................................     851      70,208
Tektronix, Inc. ...........................................     377       8,742
Thomas & Betts Corp. ......................................     492      21,064
W.W. Grainger, Inc. .......................................     834      44,254
                                                                    -----------
                                                                      3,470,645
                                                                    -----------

                                   Continued

MERCANTILE MUTUAL FUNDS, INC.                  Schedule of Portfolio Investments
Equity Index Portfolio                                  May 31, 1999 (Unaudited)

Common Stocks, continued:

                         Security                                     Market
                        Description                         Shares     Value
                        -----------                         ------- -----------

Engineering (0.0%):
Fluor Corp. ...............................................     693 $    25,814
Foster Wheeler Corp. ......................................     341       4,689
                                                                    -----------
                                                                         30,503
                                                                    -----------
Entertainment (1.6%):
Brunswick Corp. ...........................................     777      18,648
Harrah's Entertainment, Inc.(b)............................   1,145      24,761
Harris Corp. ..............................................     668      25,259
King World Productions, Inc.(b)............................     631      21,060
Meredith Corp. ............................................     494      17,259
The Walt Disney Co.(b).....................................  17,871     520,493
Time Warner, Inc. .........................................  10,644     724,456
Viacom, Inc., Class B(b)(c)................................   6,090     234,465
                                                                    -----------
                                                                      1,586,401
                                                                    -----------
Environmental Services (0.3%):
Waste Management, Inc. ....................................   5,257     277,964
                                                                    -----------
Financial Services (6.1%):
American Express Co. ......................................   3,960     479,903
Associates First Capital Corp. ............................   6,298     258,218
Bear Stearns Co., Inc. ....................................     969      42,999
Capital One Financial Corp. ...............................     562      84,686
Citigroup, Inc. ...........................................  19,709   1,305,720
Countrywide Credit Industries, Inc. .......................     980      40,303
Dun & Bradstreet Corp. ....................................   1,420      49,700
Fannie Mae.................................................   9,060     616,079
Fleet Financial Group, Inc. ...............................   4,992     205,296
Franklin Resources, Inc. ..................................   2,184      95,004
Freddie Mac................................................   5,946     346,726
Golden West Financial Corp. ...............................     509      48,291
Household International, Inc. .............................   4,220     183,043
J. P. Morgan & Co., Inc. ..................................   1,506     209,805
Lehman Brothers Holding, Inc. .............................     950      51,894
MBIA, Inc. ................................................     829      56,631
MBNA Corp. ................................................   6,945     191,856
Merrill Lynch & Co. .......................................   3,071     257,964
MGIC Investment Corp. .....................................     957      46,056
Morgan Stanley Dean Witter & Co. ..........................   4,990     481,535
Paychex, Inc. .............................................   2,175      64,434
Providian Financial Corp. .................................   1,187     113,878
Regions Financial Corp. ...................................   1,900      71,963
Schwab (Charles) Corp. ....................................   3,494     369,709
SLM Holding Corp. .........................................   1,437      59,636
Washington Mutual, Inc. ...................................   5,135     196,093
                                                                    -----------
                                                                      5,927,422
                                                                    -----------
Food Products (0.3%):
Unilever N.V. .............................................   4,947     323,122
                                                                    -----------
Food Products & Services (1.5%):
Archer-Daniels Midland Co. ................................   5,151      77,265
Bestfoods..................................................   2,499     124,950
Campbell Soup Co. .........................................   3,908     172,441
ConAgra, Inc. .............................................   4,262     111,078
General Mills, Inc. .......................................   1,360     109,310
H. J. Heinz Co. ...........................................   3,104     149,962
Hershey Foods Corp. .......................................   1,277      69,277
Kellogg Co. ...............................................   3,572     123,904

Common Stocks, continued:

                         Security                                     Market
                        Description                         Shares     Value
                        -----------                         ------- -----------

Food Products & Services, continued:
Pioneer Hi-Bred International, Inc. .......................   2,133 $    79,988
Quaker Oats Co. ...........................................   1,180      77,954
Ralston Purina Group.......................................   2,852      77,717
Sara Lee Corp. ............................................   7,980     191,519
Wm. Wrigley Jr. Co. .......................................   1,025      89,239
                                                                    -----------
                                                                      1,454,604
                                                                    -----------
Funeral Services (0.0%):
Service Corp. International................................   2,413      46,299
                                                                    -----------
Health Care (1.7%):
American Home Products Corp. ..............................  11,516     663,609
C.R. Bard, Inc. ...........................................     508      23,209
Columbia/HCA Healthcare Corp.(c)...........................   5,592     131,762
HCR Manor Care, Inc.(b)....................................     967      25,867
Healthsouth Corp.(b).......................................   3,661      48,966
Humana, Inc.(b)............................................   1,489      18,706
Mckesson HBOC, Inc. .......................................   2,324      79,161
Tenet Healthcare Corp.(b)..................................   2,680      65,660
United Healthcare Corp. ...................................   1,627      94,773
Warner-Lambert Co. ........................................   7,199     446,338
                                                                    -----------
                                                                      1,598,051
                                                                    -----------
Hotels & Lodging (0.2%):
Hilton Hotels Corp. .......................................   2,284      31,405
Marriott International, Inc., Class A......................   2,100      79,931
Mirage Resorts, Inc.(b)....................................   1,678      34,399
                                                                    -----------
                                                                        145,735
                                                                    -----------
Household - Major Appliances (0.1%):
Maytag Corp. ..............................................     759      53,556
Whirlpool Corp. ...........................................     679      43,796
                                                                    -----------
                                                                         97,352
                                                                    -----------
Instrumentation (0.3%):
EG&G, Inc. ................................................     343      10,183
Honeywell, Inc. ...........................................   1,118     105,790
Johnson Controls, Inc. ....................................     690      43,513
Parker Hannifin Corp. .....................................     931      40,673
PE Corp. Biosystems........................................     478      53,387
                                                                    -----------
                                                                        253,546
                                                                    -----------
Insurance (3.5%):
Aetna, Inc. ...............................................   1,241     112,698
AFLAC, Inc. ...............................................   2,277     116,127
Allstate Corp. ............................................   7,182     261,694
American General Corp. ....................................   2,210     159,673
American International Group, Inc. ........................  10,656   1,218,113
AON Corp. .................................................   2,194      94,342
Chubb Corp. ...............................................   1,461     102,361
Cigna Corp. ...............................................   1,796     167,477
Cincinnati Financial Corp. ................................   1,482      61,040
Conseco, Inc. .............................................   2,835      86,645
Hartford Financial Services Group, Inc. ...................   2,060     130,295
Jefferson-Pilot Corp. .....................................     921      62,340
Lincoln National Corp. ....................................     851      86,589
Loews Corp. ...............................................   1,020      82,939
Marsh & McLennan Cos., Inc. ...............................   2,202     160,196

                                   Continued

MERCANTILE MUTUAL FUNDS, INC.                  Schedule of Portfolio Investments
Equity Index Portfolio                                  May 31, 1999 (Unaudited)

Common Stocks, continued:

                         Security                                     Market
                        Description                         Shares     Value
                        -----------                         ------- -----------

Insurance, continued:
Progressive Corp. .........................................     584 $    81,979
Provident Companies, Inc. .................................   1,154      45,078
SAFECO Corp. ..............................................   1,215      53,384
St. Paul Companies, Inc. ..................................   2,100      74,681
Torchmark Corp. ...........................................   1,199      40,017
Transamerica Corp. ........................................   1,092      80,126
UNUM Corp. ................................................   1,198      64,467
                                                                    -----------
                                                                      3,342,261
                                                                    -----------
Internet (1.1%):
America Online, Inc. (b)(c)................................   8,906   1,063,154
                                                                    -----------
Leisure & Recreation/Gaming (0.2%):
Carnival Corp. ............................................   5,235     214,635
                                                                    -----------
Machinery & Equipment (0.4%):
Case Corp. ................................................     600      28,200
Caterpillar, Inc. .........................................   3,089     169,508
Deere & Co. ...............................................   2,095      79,741
Dover Corp. ...............................................   1,918      72,285
Harnischfeger Industries, Inc. ............................     451       3,242
Milacron, Inc. ............................................     338       7,204
Nacco Industries, Inc., Class A............................      33       2,463
Snap-On, Inc. .............................................     524      18,962
Stanley Works..............................................     813      26,473
Thermo Electron Corp.(b)...................................   1,360      26,010
                                                                    -----------
                                                                        434,088
                                                                    -----------
Manufacturing (0.9%):
Briggs & Stratton Corp. ...................................     218      13,625
Danaher Corp. .............................................   1,120      67,690
Fleetwood Enterprises, Inc.(c) ............................     270       6,868
Illinois Tool Works, Inc. .................................   2,187     167,852
Pall Corp. ................................................   1,114      22,350
Tyco International Ltd. ...................................   7,126     622,634
                                                                    -----------
                                                                        901,019
                                                                    -----------
Manufacturing - Consumer Goods (0.1%):
Fruit Of the Loom, Inc.(b).................................     589       6,074
Newell Rubbermaid, Inc. ...................................   2,404      97,362
                                                                    -----------
                                                                        103,436
                                                                    -----------
Medical Equipment & Supplies (1.0%):
Bausch & Lomb, Inc. .......................................     502      38,340
Baxter International, Inc. ................................   2,465     159,147
Becton Dickinson & Co. ....................................   2,204      85,405
Biomet, Inc.(b)............................................     942      37,621
Boston Scientific Corp.(b).................................   3,384     128,381
Guidant Corp. .............................................   2,612     130,600
Mallinckrodt, Inc. ........................................     627      21,710
Medtronic, Inc. ...........................................   5,110     362,810
St. Jude Medical, Inc.(b)..................................     756      25,562
                                                                    -----------
                                                                        989,576
                                                                    -----------
Medical Services (0.0%):
Shared Medical Systems Corp. ..............................     221      14,531
                                                                    -----------

Common Stocks, continued:

                         Security                                     Market
                        Description                         Shares     Value
                        -----------                         ------- -----------

Medical - Hospital Services (0.0%):
Lifepoint Hospitals, Inc.(b)...............................       1 $         6
Triad Hospitals, Inc.(b)(c)................................       1           6
                                                                    -----------
                                                                             12
                                                                    -----------
Metals & Mining (0.4%):
Alcan Aluminum Ltd. .......................................   1,974      55,272
Aloca, Inc. ...............................................   3,166     174,131
Asarco, Inc. ..............................................     325       5,220
Cyprus Amax Minerals Co. ..................................     831      10,439
Freeport McMoran Copper & Gold, Inc. ......................   1,489      21,032
Inco Ltd. .................................................   1,562      22,259
Phelps Dodge Corp. ........................................     515      26,683
Reynolds Metals Co. .......................................     597      31,753
                                                                    -----------
                                                                        346,789
                                                                    -----------
Office Equipment & Services (0.5%):
Deluxe Corp. ..............................................     736      26,542
IKON Office Solutions, Inc. ...............................   1,275      17,770
Pitney Bowes, Inc. ........................................   2,412     153,765
Xerox Corp. ...............................................   5,752     323,191
                                                                    -----------
                                                                        521,268
                                                                    -----------
Oil & Exploration, Production & Services (0.5%):
Anadarko Petroleum Corp. ..................................   1,136      42,600
Apache Corp. ..............................................     942      33,912
Burlington Resources, Inc. ................................   1,498      64,320
Coastal Corp. .............................................   1,810      69,798
Halliburton Co. ...........................................   3,840     158,879
Kerr-McGee Corp. ..........................................     773      35,945
Rowan Cos., Inc.(b)........................................     699      11,796
Sonat, Inc. ...............................................     927      32,851
Union Pacific Resources Group, Inc. .......................   2,220      30,941
                                                                    -----------
                                                                        481,042
                                                                    -----------
Oil & Gas Equipment/Services (0.6%):
Baker Hughes, Inc. ........................................   2,862      89,080
McDermott International, Inc. .............................     549      14,068
Schlumberger Ltd. .........................................   4,737     285,108
Williams Cos., Inc. .......................................   3,757     194,660
                                                                    -----------
                                                                        582,916
                                                                    -----------
Oil Companies - Integrated (5.4%):
Amerada Hess Corp. ........................................     830      49,748
Ashland, Inc. .............................................     603      24,572
Atlantic Richfield Co. ....................................   2,866     239,848
Chevron Corp. .............................................   5,715     529,709
Enron Corp. ...............................................   3,039     216,909
Exxon Corp. ...............................................  21,143   1,688,797
Helmerich & Payne, Inc. ...................................     479      11,167
Mobil Corp. ...............................................   6,768     685,260
Occidental Petroleum Corp. ................................   2,993      63,227
Phillips Petroleum Co. ....................................   2,175     114,052
Royal Dutch Petroleum Co.-NY Shares........................  18,656   1,055,230
Sunoco, Inc. ..............................................     773      23,528
Texaco, Inc. ..............................................   4,660     305,230
Unocal Corp. ..............................................   2,073      82,402
USX-Marathon Group, Inc. ..................................   2,699      80,801
                                                                    -----------
                                                                      5,170,480
                                                                    -----------

                                   Continued

MERCANTILE MUTUAL FUNDS, INC.                  Schedule of Portfolio Investments
Equity Index Portfolio                                  May 31, 1999 (Unaudited)

Common Stocks, continued:

                         Security                                     Market
                        Description                         Shares     Value
                        -----------                         ------- -----------

Paper & Related (1.0%):
Boise Cascade Corp. .......................................     498 $    19,733
Champion International Corp. ..............................     865      44,331
Fort James Corp. ..........................................   1,877      68,745
Georgia-Pacific Corp. .....................................     748      64,655
International Paper Co. ...................................   3,606     180,311
Kimberly-Clark Corp. ......................................   4,683     274,835
Louisiana-Pacific Corp. ...................................     994      20,129
Mead Corp. ................................................     901      33,675
Potlatch Corp. ............................................     243       9,568
Temple-Inland, Inc. .......................................     501      33,567
Westvaco Corp. ............................................     891      25,449
Weyerhaeuser Co. ..........................................   1,735     107,678
Williamette Industries, Inc. ..............................   1,002      42,460
                                                                    -----------
                                                                        925,136
                                                                    -----------
Pharmaceuticals (7.6%):
Abbott Laboratories........................................  13,246     598,554
Allergan, Inc. ............................................     542      50,406
ALZA Corp.(b)..............................................     895      31,940
Amgen, Inc.(b).............................................   4,410     278,933
Bristol-Myers Squibb Co. ..................................  17,332   1,189,409
Eli Lilly & Co. ...........................................   9,258     661,368
Johnson & Johnson..........................................  11,739   1,087,325
Merck & Co., Inc. .........................................  20,796   1,403,729
Pfizer, Inc. ..............................................  11,266   1,205,462
Pharmacia & UpJohn, Inc. ..................................   4,425     245,311
Schering-Plough Corp. .....................................  12,786     576,169
Watson Pharmaceuticals, Inc. ..............................     846      32,412
                                                                    -----------
                                                                      7,361,018
                                                                    -----------
Photography (0.2%):
Eastman Kodak Co. .........................................   2,811     190,094
Polaroid Corp. ............................................     336       7,098
                                                                    -----------
                                                                        197,192
                                                                    -----------
Precious Metals (0.1%):
Barrick Gold Corp. ........................................   3,284      56,649
Battle Mountain Gold Co. ..................................   1,992       4,856
Homestake Mining Co. ......................................   2,249      17,570
Newmont Mining Corp.(c) ...................................   1,436      25,579
Placer Dome, Inc. .........................................   2,178      24,230
                                                                    -----------
                                                                        128,884
                                                                    -----------
Printing & Publishing (0.6%):
American Greetings Corp. Class A...........................     581      16,631
Dow Jones & Co., Inc. .....................................     820      43,050
Gannett Co., Inc. .........................................   2,477     178,963
Knight-Ridder, Inc. .......................................     733      38,620
McGraw-Hill Cos., Inc. ....................................   1,762      91,404
New York Times Co. ........................................   1,590      54,259
R.R. Donnelley Co. ........................................   1,191      43,174
Times Mirror Co. ..........................................     607      35,775
Tribune Co. ...............................................   1,003      79,174
                                                                    -----------
                                                                        581,050
                                                                    -----------
Restaurants (0.6%):
Darden Restaurants, Inc. ..................................   1,203      25,639
McDonald's Corp. ..........................................  11,750     452,375

Common Stocks, continued:

                         Security                                     Market
                        Description                         Shares     Value
                        -----------                         ------- -----------

Restaurants, continued:
Tricon Global Restaurants, Inc.(b).........................   1,354 $    78,871
Wendy's International, Inc. ...............................   1,053      28,694
                                                                    -----------
                                                                        585,579
                                                                    -----------
Retail Stores (5.4%):
Albertson's, Inc.(c).......................................   2,175     116,363
American Stores Co. .......................................   2,440      80,520
AutoZone, Inc.(b)..........................................   1,264      36,577
Circuit City Stores, Inc. .................................     925      66,427
Consolidated Stores Corp.(b)...............................     983      33,791
CVS Corp. .................................................   3,364     154,744
Dayton Hudson Corp. .......................................   3,822     240,786
Dillards, Inc., Class A....................................     939      32,982
Dollar General Corp. ......................................   1,989      52,826
Federated Department Stores, Inc.(b).......................   1,849     100,771
Great Atlantic & Pacific Tea Co. ..........................     331      10,840
Harcourt General, Inc. ....................................     615      30,250
Home Depot, Inc. ..........................................  12,860     731,412
J.C. Penney, Inc.(c) ......................................   2,284     118,054
KMart Corp.(b).............................................   4,328      66,543
Kohl's Corp.(b)............................................   1,358      92,599
Kroger Co.(b)..............................................   3,630     212,582
Limited, Inc. .............................................   1,932      94,427
Longs Drug Stores, Inc. ...................................     334      11,627
Lowe's Cos. ...............................................   3,264     169,524
May Department Stores Co. .................................   3,100     134,269
Nordstrom, Inc. ...........................................   1,206      42,813
Pep Boys--Manny, Moe, & Jack...............................     447       8,437
Rite-Aid Corp. ............................................   2,227      55,675
Safeway, Inc. (b)(c).......................................   4,281     199,067
Sears, Roebuck & Co. ......................................   3,374     161,319
Staples, Inc.(b)...........................................   4,022     115,633
TJX Cos., Inc. ............................................   2,818      84,540
Toys R Us, Inc.(b).........................................   2,186      50,415
Wal-Mart Stores, Inc. .....................................  38,786   1,653,252
Walgreen Co. ..............................................   8,720     202,740
Winn-Dixie Stores, Inc. ...................................   1,338      47,917
                                                                    -----------
                                                                      5,209,722
                                                                    -----------
Semiconductors (2.5%):
Advanced Micro Devices, Inc.(b)............................   1,308      24,198
Applied Materials, Inc.(b).................................   3,253     178,712
Intel Corp. ...............................................  29,004   1,568,028
KLA-Tencor Corp.(b)........................................     744      33,852
LSI Logic Corp.(b).........................................   1,199      44,438
Micron Technology, Inc.(b).................................   2,156      81,793
National Semiconductor Corp.(b)............................   1,495      28,966
Rockwell International Corp. ..............................   1,694      93,488
Texas Instruments, Inc. ...................................   3,381     369,797
                                                                    -----------
                                                                      2,423,272
                                                                    -----------
Steel (0.1%):
Allegheny Teledyne, Inc. ..................................   1,712      34,989
Bethlehem Steel Corp.(b)...................................   1,106       9,194
Nucor Corp. ...............................................     808      40,299
USX-U.S. Steel Group.......................................     796      21,442
Worthington Industries, Inc. ..............................     819      10,493
                                                                    -----------
                                                                        116,417
                                                                    -----------

                                   Continued

MERCANTILE MUTUAL FUNDS, INC.                  Schedule of Portfolio Investments
Equity Index Portfolio                                  May 31, 1999 (Unaudited)

Common Stocks, continued:

                         Security                                     Market
                        Description                         Shares     Value
                        -----------                         ------- -----------

Technology (0.5%):
Autodesk, Inc. ............................................     545 $    15,056
Motorola, Inc. ............................................   5,221     432,364
                                                                    -----------
                                                                        447,420
                                                                    -----------
Telecommunications (4.9%):
AirTouch Communications, Inc.(b)...........................   4,948     497,274
Andrew Corp.(b)............................................     771      11,951
Ascend Communications, Inc.(b).............................   1,900     176,106
Centurytel, Inc. ..........................................   1,234      47,278
Comcast Corp. .............................................   6,466     248,941
Frontier Corp. ............................................   1,494      78,622
General Instrument Corp.(b)................................   1,434      55,478
Lucent Technologies, Inc. .................................  23,024   1,309,490
MCI Worldcom, Inc.(b)......................................  15,942   1,376,989
Nextel Communications, Inc. Class A(b)(c)..................   2,550      94,031
Nortel Networks Corp. .....................................   5,808     435,600
Scientific-Atlanta, Inc. ..................................     616      21,753
Sprint Corp. (PCS Group)(b)................................   3,879     174,555
Tellabs, Inc.(b)...........................................   3,364     196,794
                                                                    -----------
                                                                      4,724,862
                                                                    -----------
Textile Products (0.0%):
Springs Industries, Inc.(c)................................     132       5,231
                                                                    -----------
Tire & Rubber (0.1%):
B. F. Goodrich Co.(c)......................................     619      25,070
Cooper Tire & Rubber Co. ..................................     661      15,699
Goodyear Tire & Rubber Co. ................................   1,385      82,666
                                                                    -----------
                                                                        123,435
                                                                    -----------
Tobacco (1.0%):
Philip Morris Companies, Inc. .............................  21,253     819,568
RJR Nabisco Holdings Corp. ................................   2,803      86,718
UST, Inc. .................................................   1,635      49,868
                                                                    -----------
                                                                        956,154
                                                                    -----------
Toys (0.2%):
Hasbro, Inc. ..............................................   1,729      49,493
Mattel, Inc. ..............................................   3,630      95,968
                                                                    -----------
                                                                        145,461
                                                                    -----------
Transportation & Shipping (0.7%):
Burlington Northern Santa Fe...............................   4,050     125,550
CSX Corp. .................................................   1,936      90,871
FDX Corp.(b)...............................................   2,588     142,501
Kansas City Southern Industries, Inc. .....................     995      55,969
Laidlaw, Inc. .............................................   2,832      19,824
Norfolk Southern Corp. ....................................   3,258     106,700
Timken Co. ................................................     531      10,919
Union Pacific Corp. .......................................   2,175     124,111
                                                                    -----------
                                                                        676,445
                                                                    -----------
Trucking & Leasing (0.0%):
Ryder Systems, Inc. .......................................     610      14,640
                                                                    -----------
Utilities - Gas & Electric (2.3%):
AES Corp.(b)...............................................   1,690      84,078
Ameren Corp. ..............................................   1,242      50,844
American Electric Power, Inc. .............................   1,665      72,219

Common Stocks, continued:

                         Security                                     Market
                        Description                         Shares     Value
                        -----------                         ------- -----------

Utilities - Gas & Electric, continued:
Carolina Power & Light Co. ................................   1,318 $    57,663
Central & South West Corp. ................................   1,861      47,921
CINergy Corp. .............................................   1,394      47,570
Columbia Energy Group......................................     750      40,125
Consolidated Edison, Inc. .................................   2,010      97,611
Consolidated Natural Gas Co. ..............................     812      48,263
Constellation Energy Group, Inc. ..........................   1,303      40,637
Dominion Resources, Inc. ..................................   1,686      72,814
DTE Energy Co. ............................................   1,218      53,059
Duke Energy Corp. .........................................   3,192     192,517
Edison International.......................................   3,119      85,773
Entergy Corp. .............................................   2,168      70,325
FirstEnergy Corp. .........................................   2,100      66,806
FPL Group, Inc. ...........................................   1,622      94,380
GPU, Inc. .................................................   1,117      48,659
New Century Energies, Inc. ................................   1,014      41,004
Niagara Mohawk Holdings, Inc.(b)...........................   1,615      24,023
NICOR, Inc. ...............................................     453      17,044
Northern States Power Co. .................................   1,364      35,549
Oneok, Inc. ...............................................     287       8,610
PacifiCorp.................................................   2,553      46,433
Peco Energy Co. ...........................................   1,959      95,869
People's Energy Corp. .....................................     318      12,243
PG & E Corp. ..............................................   3,309     111,679
PP & L Resources, Inc. ....................................   1,338      40,140
Public Service Enterprise Group, Inc. .....................   1,899      79,639
Reliant Energy Inc. .......................................   2,452      74,786
Sempra Energy..............................................   2,122      45,623
Southern Co. ..............................................   6,026     170,987
Texas Utilities Co. .......................................   2,480     111,600
Unicom Corp. ..............................................   1,881      79,590
                                                                    -----------
                                                                      2,266,083
                                                                    -----------
Utilities - Telephone (6.2%):
Alltel Corp. ..............................................   2,440     174,918
Ameritech Corp. ...........................................   9,588     631,010
AT&T Corp. ................................................  27,389   1,520,089
Bell Atlantic Corp. .......................................  13,536     741,096
BellSouth Corp. ...........................................  16,996     801,998
GTE Corp. .................................................   8,428     531,491
SBC Communications, Inc. ..................................  17,065     872,447
Sprint Corp. (FON Group)...................................   3,858     434,990
US West, Inc. .............................................   4,352     235,280
                                                                    -----------
                                                                      5,943,319
                                                                    -----------
Wholesale Distribution (0.4%):
Cardinal Health, Inc. .....................................   2,337     141,096
Costco Companies, Inc.(b)..................................   1,907     138,258
SUPERVALU, Inc. ...........................................   1,046      25,366
Sysco Corp. ...............................................   2,892      85,856
                                                                    -----------
                                                                        390,576
                                                                    -----------
TOTAL COMMON STOCKS                                                  92,937,508
                                                                    -----------

Investment Companies (3.0%):

S&P 500 Depositary Receipt.................................  22,400   2,921,100
                                                                    -----------
TOTAL INVESTMENT COMPANIES                                            2,921,100
                                                                    -----------

                                   Continued

MERCANTILE MUTUAL FUNDS, INC.                  Schedule of Portfolio Investments
Equity Index Portfolio                                  May 31, 1999 (Unaudited)


Short-Term Securities Held as Collateral (1.4%):

                       Security                                    Market
                      Description                        Shares     Value
                      -----------                        ------- -----------

Repurchase agreements (1.4%):
Greenwich Capital, 4.96%, 6/1/99 (Purchased on 5/28/99,
 proceeds at maturity $735,349, collateralized by
 $2,509,156 various U.S. Government Agency Mortgages,
 0.00%-8.00%, 5/15/06-5/15/29, market value $749,952)..  735,247 $   735,247
Salomon Smith Barney, Inc., 4.93%, 6/1/99 (Purchased on
 5/28/99, proceeds at maturity $661,553, collateralized
 by $1,086,456 various GNMA, 0.50%-10.00%, 11/15/00-
 5/20/29, market value $674,692).......................  661,463     661,463
                                                                 -----------
TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL                     1,396,710
                                                                 -----------
TOTAL INVESTMENTS
 (Cost $77,192,643)(a)--101.6%.................................   98,034,318
 Liabilities in excess of other assets--(1.6%).................   (1,499,826)
                                                                 -----------
TOTAL NET ASSETS--100.0%...............................          $96,534,492
                                                                 ===========

-----
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

      Unrealized appreciation...................................... $23,465,126
      Unrealized depreciation......................................  (2,623,451)
                                                                    -----------
      Net unrealized appreciation.................................. $20,841,675
                                                                    ===========

(b) Represents non-income producing securities.
(c) A portion of this security was loaned as of May 31, 1999.
                       See notes to financial statements

MERCANTILE MUTUAL FUNDS, INC.
Equity Index Portfolio

 Statement of Assets and Liabilities

                                                                    May 31, 1999
                                                                     (Unaudited)

Assets:
Investments, at value (cost $75,795,933)...............             $96,637,608
Repurchase agreements, at value (cost $1,396,710)......               1,396,710
                                                                    -----------
 Total investments.....................................              98,034,318
Cash...................................................                     161
Interest and dividends receivable......................                 157,662
Receivable for capital shares issued...................                  13,631
Deferred organization costs............................                  17,568
Prepaid expenses and other assets......................                   4,298
                                                                    -----------
 Total Assets..........................................              98,227,638
Liabilities:
Dividends payable......................................  $  119,899
Payable for investments purchased......................     119,895
Payable for capital shares redeemed....................         863
Payable for return of collateral received..............   1,396,710
Accrued expenses and other payables:
 Investment advisory fees..............................      24,960
 Administration fees...................................       1,318
 Distribution and administrative services fees.........       8,691
 Custodian fees........................................       4,160
 Other liabilities.....................................      16,650
                                                         ----------
 Total Liabilities.....................................               1,693,146
                                                                    -----------
Net Assets:
Capital................................................              75,784,684
Undistributed net investment income....................                   4,580
Accumulated net realized losses from investment
 transactions..........................................                 (96,447)
Net unrealized appreciation from investments...........              20,841,675
                                                                    -----------
Net Assets.............................................             $96,534,492
                                                                    ===========
Investor A Shares
 Net Assets............................................             $ 2,588,855
 Shares................................................                 161,489
 Redemption price per share............................                  $16.03

                                                                         ======
Maximum Sales Charge -- Investor A Shares..............                    5.50%
 Maximum Offering Price
 (100%/(100% -- Maximum Sales Charge) of net asset
  value adjusted to the nearest cent) per share........                  $16.96

                                                                         ======
Trust Shares
 Net Assets............................................             $63,081,526
 Shares................................................               3,931,732
 Offering and redemption price per share...............                  $16.04

                                                                         ======
Institutional Shares
 Net Assets............................................             $30,864,111
 Shares................................................               1,924,575
 Offering and redemption price per share...............                  $16.04

                                                                         ======

 Statement of Operations

                                               For the period ended May 31, 1999
                                                                     (Unaudited)

 Investment Income:
 Interest income..........................................          $   20,134
 Dividend income..........................................             574,843
 Income from securities lending...........................                 678
 Foreign tax witholding...................................                (413)
                                                                    ----------
  Total Income............................................             595,242
 Expenses:
 Investment advisory fees................................. $125,924
 Administration fees......................................   83,950
 Distribution and services fees, Investor A Shares........    2,579
 Administrative services fees, Trust Shares...............   87,169
 Administrative services fees, Institutional Shares.......   36,176
 Accounting fees..........................................   10,579
 Custodian fees...........................................   19,504
 Transfer agent fees......................................    9,082
 Other....................................................   20,051
                                                           --------
  Total expenses before voluntary fee reductions..........             395,014
  Expenses voluntarily reduced............................            (129,143)
                                                                    ----------
  Net Expenses............................................             265,871
                                                                    ----------
 Net investment income....................................             329,371
                                                                    ----------
 Realized/Unrealized Gains (Losses) from Investments:
 Net realized losses from investment transactions.........             (88,984)
 Net change in unrealized appreciation from investments...           8,213,817
                                                                    ----------
 Net realized/unrealized gains from investments...........           8,124,833
                                                                    ----------
 Change in net assets resulting from operations...........          $8,454,204
                                                                    ==========

                       See notes to financial statements

MERCANTILE MUTUAL FUNDS, INC.
Equity Index Portfolio

 Statements of Changes in Net Assets

                                                         For the
                                                       period ended    For the
                                                         May 31,      year ended
                                                           1999      November 30,
                                                       (Unaudited)       1998
                                                       ------------  ------------
From Investment Activities:
Operations:
 Net investment income...............................  $   329,371   $   448,355
 Net realized gains (losses) from investment
  transactions.......................................      (88,984)      780,875
 Net change in unrealized appreciation from
  investments........................................    8,213,817     7,781,805
                                                       -----------   -----------
Change in net assets resulting from operations.......    8,454,204     9,011,035
                                                       -----------   -----------
Distributions to Investor A Shareholders:
 From net investment income..........................       (5,504)       (4,251)
 From net realized gains from investment
  transactions.......................................      (11,564)         (374)

Distributions to Trust Shareholders:
 From net investment income..........................     (253,282)     (406,100)
 From net realized gains from investment
  transactions.......................................     (650,914)      (57,368)

Distributions to Institutional Shareholders:
 From net investment income..........................      (72,594)      (43,165)
 From net realized gains from investment
  transactions.......................................     (124,999)          (14)
                                                       -----------   -----------
Change in net assets from shareholder distributions..   (1,118,857)     (511,272)
                                                       -----------   -----------
Change in net assets from capital transactions.......   27,109,427    21,589,407
                                                       -----------   -----------
Change in net assets.................................   34,444,774    30,089,170
Net Assets:
 Beginning of period.................................   62,089,718    32,000,548
                                                       -----------   -----------
 End of period.......................................  $96,534,492   $62,089,718
                                                       ===========   ===========

                       See notes to financial statements

MERCANTILE MUTUAL FUNDS, INC.
Equity Index Portfolio

 Statement of Cash Flows

                                                                     For the
                                                                  period ended
                                                                     May 31,
                                                                      1999
                                                                   (Unaudited)
                                                                  -------------
Cash Flows from Operating Activities:
 Net investment income..........................................  $     329,371
 Adjustments to reconcile net investment income to net cash used in operating activities:
 Cost of investment securities purchased........................   (151,060,691)
 Proceeds from disposition of investment securities.............    124,739,088
 Increase in investments purchased with cash collateral from
  securities lending............................................       (613,338)
 Increase in dividends and interest receivable..................        (71,626)
 Increase in payable for return of collateral received from
  securities lending............................................        613,338
 Increase in accrued expenses...................................         17,631
 Amortization expense on organizational costs...................          2,955
 Increase in prepaid expenses...................................         (4,298)
 Net amortization/accretion from investments....................        (20,134)
                                                                  -------------
 Net cash used in operating activities..........................    (26,067,704)
                                                                  -------------
Cash Flows from Financing Activities:
 Proceeds from shares issued....................................     32,157,330
 Cost of shares redeemed........................................     (5,041,805)
 Cash distributions paid........................................     (1,047,883)
                                                                  -------------
 Net cash provided by financing activities......................     26,067,642
                                                                  -------------
Decrease in cash................................................            (62)
Cash:
 Beginning balance..............................................            223
                                                                  -------------
 Ending balance.................................................  $         161
                                                                  =============

Non-cash financing activities not included herein consist of reinvestment of dividends from net investment income and distributions of net realized capital gains of $919,355.
                       See notes to financial statements

MERCANTILE MUTUAL FUNDS, INC.
Equity Index Portfolio

 Financial Highlights, Investor A Shares

                                       For the
                                     period ended     For the
                                       May 31,       year ended  May 1, 1997 to
                                         1999       November 30,  November 30,
                                     (Unaudited)        1998        1997 (a)
                                     ------------   ------------ --------------
Net Asset Value, Beginning of
 Period............................    $ 14.54        $ 11.93       $ 10.00
                                       -------        -------       -------
Investment Activities
 Net investment income.............       0.05           0.09          0.07
 Net realized and unrealized gains
  from investments.................       1.67           2.64          1.94
                                       -------        -------       -------
 Total from Investment Activities..       1.72           2.73          2.01
                                       -------        -------       -------
Distributions
 Net investment income.............      (0.05)         (0.10)        (0.07)
 In excess of net investment
  income...........................         --             --         (0.01)
 Net realized gains................      (0.18)         (0.02)           --
                                       -------        -------       -------
 Total Distributions...............      (0.23)         (0.12)        (0.08)
                                       -------        -------       -------
Net Asset Value, End of Period.....    $ 16.03        $ 14.54       $ 11.93
                                       =======        =======       =======
Total Return (excludes sales
 charge)...........................      12.01%(b)      23.01%        20.14%(b)
Ratios/Supplementary Data:
Net Assets at end of period (000)..    $ 2,589        $   914       $   206
Ratio of expenses to average net
 assets............................       0.84%(c)       0.86%         0.78%(c)
Ratio of net investment income to
 average net assets................       0.59%(c)       0.70%         1.02%(c)
Ratio of expenses to average net
 assets*...........................       0.94%(c)       1.03%         1.21%(c)
Portfolio turnover**...............      20.88%         14.83%         1.66%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued. (a) Period from commencement of operations. (b) Not annualized. (c) Annualized.

 Financial Highlights, Trust Shares

                                       For the
                                     period ended     For the
                                       May 31,       year ended  May 1, 1997 to
                                         1999       November 30,  November 30,
                                     (Unaudited)        1998        1997 (a)
                                     ------------   ------------ --------------
Net Asset Value, Beginning of
 Period............................    $ 14.55        $ 11.94       $ 10.00
                                       -------        -------       -------
Investment Activities
 Net investment income.............       0.07           0.13          0.10
 Net realized and unrealized gains
  from investments.................       1.67           2.64          1.94
                                       -------        -------       -------
 Total from Investment Activities..       1.74           2.77          2.04
                                       -------        -------       -------
Distributions
 Net investment income.............      (0.07)         (0.14)        (0.10)
 Net realized gains................      (0.18)         (0.02)           --
                                       -------        -------       -------
 Total Distributions...............      (0.25)         (0.16)        (0.10)
                                       -------        -------       -------
Net Asset Value, End of Period.....    $ 16.04        $ 14.55       $ 11.94
                                       =======        =======       =======
Total Return.......................      12.16%(b)      23.34%        20.40%(b)
Ratios/Supplementary Data:
Net Assets at end of period (000)..    $63,082        $50,232       $31,787
Ratio of expenses to average net
 assets............................       0.54%(c)       0.54%         0.39%(c)
Ratio of net investment income to
 average net assets................       0.87%(c)       1.02%         1.48%(c)
Ratio of expenses to average net
 assets*...........................       0.94%(c)       1.03%         1.12%(c)
Portfolio turnover**...............      20.88%         14.83%         1.66%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued. (a) Period from commencement of operations. (b) Not annualized. (c) Annualized.

MERCANTILE MUTUAL FUNDS, INC.
Equity Index Portfolio

 Financial Highlights, Institutional Shares

                                       For the
                                     period ended     For the
                                       May 31,       year ended  May 1, 1997 to
                                         1999       November 30,  November 30,
                                     (Unaudited)        1998        1997 (a)
                                     ------------   ------------ --------------
Net Asset Value, Beginning of
 Period............................    $ 14.54        $ 11.94        $10.00
                                       -------        -------        ------
Investment Activities
 Net investment income.............       0.05           0.10          0.10
 Net realized and unrealized gains
  from investments.................       1.68           2.63          1.94
                                       -------        -------        ------
 Total from Investment Activities..       1.73           2.73          2.04
                                       -------        -------        ------
Distributions
 Net investment income.............      (0.05)         (0.11)        (0.10)
 Net realized gains................      (0.18)         (0.02)           --
                                       -------        -------        ------
 Total Distributions...............      (0.23)         (0.13)        (0.10)
                                       -------        -------        ------
Net Asset Value, End of Period.....    $ 16.04        $ 14.54        $11.94
                                       =======        =======        ======
Total Return.......................      12.08%(b)      23.01%        20.40%(b)
Ratios/Supplementary Data:
Net Assets at end of period (000)..    $30,864        $10,944        $    8
Ratio of expenses to average net
 assets............................       0.84%(c)       0.91%         0.46%(c)
Ratio of net investment income to
 average net assets................       0.59%(c)       0.63%         1.30%(c)
Ratio of expenses to average net
 assets*...........................       0.94%(c)       1.03%         1.19%(c)
Portfolio turnover**...............      20.88%         14.83%         1.66%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued. (a) Period from commencement of operations. (b) Not annualized. (c) Annualized.

                  Mercantile Growth & Income Equity Portfolio

  Q. What were conditions in the stock market during the six-month period ended May 31, 1999?

  A. Growth stocks continued to perform well compared to value stocks during the first part of the period. But the discrepancy in valuations between those sectors soon prompted investors to buy cyclical and value stocks. Meanwhile, technology stocks, in many cases overvalued, slid when investors learned of disappointing first-quarter revenues for some firms in that sector. The Portfolio is value-oriented, so it benefited from the market's shift toward that sector.

  Toward the end of the period, fears that the Federal Reserve Board would raise interest rates led to a moderate market correction. But market weakness based on renewed fears of inflation posed much greater risk to stocks with high multiples than to the value-oriented stocks in this Portfolio.

  Q. How did you manage the Portfolio given that environment?

  A. The Portfolio does not attempt to predict which sectors or types of companies will perform well. Instead, we attempt to identify stocks with attractive valuations relative to the market, irrespective of popular sectors or themes. Although the Dow reached an unprecedented 11,000 during the period, there were plenty of opportunities to buy inexpensive shares of strong companies that did not fully participate in the market's high. For example, the Portfolio purchased inexpensive shares of Masco (1.9% of the Portfolio's net assets), a particularly strong home-improvement and building company, even though the firm was not part of a particularly strong sector.

  Since the Portfolio has a value focus, we try to take advantage of any market weaknesses. For example, when prices of technology stocks started to slide, the Portfolio was able to purchase attractively priced shares of Applied Materials (2.0%) and Altera (2.4%), and add to our holdings of Tandy (1.0%) and Intel (1.8%). We were also able to add to our Wal-Mart Stores holdings (1.7%) when that firm's share prices fell due to worries that higher interest rates would hurt the company's profits.*

  Q. What changes did you make to the Portfolio's holdings during the period?

  A. In January OPEC raised oil prices from $11 a barrel to $19, and oil stocks performed well. As a result, we reduced our exposure to such shares, although we remain overweight in the sector. We increased our exposure to financial stocks, such as Chase Manhattan Bank (1.6%). Such shares are selling at attractive valuations relative to the market, and further consolidation in the sector could boost their long-term performance.*

  Q. What is your outlook for the stock market, and how will you manage the Portfolio going forward?

  A. We are in the beginning of a long-term shift from growth-oriented to value-oriented investing. There still are many opportunities to purchase shares of strong companies at attractive prices. As always, we will seek to take advantage of such opportunities as they occur by buying undervalued shares of companies with good growth prospects.
-----
* Portfolio composition is subject to change.

                  Mercantile Growth & Income Equity Portfolio

                [CHART OF GROWTH & INCOME EQUITY APPEARS HERE]
Value of a $10,000 Investment
               Investor A      Investor A       Investor B      S&P 500
Date            (No Load)        (Load)          (No CDSC)       Index
----            ---------        ------          ---------       -----
5/89             10,000           9,450          10,000          10,000
5/90             11,389          10,783          11,385          11,659
5/91             12,860          12,153          12,855          13,028
5/92             14,038          13,266          14,026          14,314
5/93             15,907          15,032          15,893          15,971
5/94             16,472          15,566          16,456          16,649
5/95             18,078          17,084          19,040          19,995
5/96             23,808          22,499          23,601          25,690
5/97             29,277          27,667          28,833          33,252
5/98             36,100          34,116          35,297          43,463
5/99             39,815          37,234          38,650          52,601

                   Average Annual Total Returns as of 5/31/99
                           1 Year       5 year         10 Year
Investor A (No Load)       10.29%       19.31%         14.82%
Investor A*                4.24%        17.97%         14.17%
Investor B (No CDSC)       9.50%        18,62%         14.48%
Investor B (CDSC)**        4.50%        18.52%         14.48%
*  Reflects 5.50% sales charge.
** Reflects applicable contingent deferred sales charge (maximum 5.00%).
                    [CHART OF GROWTH & INCOME APPEARS HERE]
Value of a $10,000 Investment
Date             Trust           Institutional      S&P 500 Index
----             -----           -------------      -------------
5/89             10,000             10,000             10,000
5/90             11,385             11,389             11,659
5/91             12,855             12,858             13,028
5/92             14,026             14,036             14,314
5/93             15,893             15,904             15,971
5/94             16,456             16,469             16,649
5/95             19,149             19,093             19,995
5/96             23,941             23,802             25,690
5/97             29,528             29,287             33,252
5/98             36,589             36,096             43,463
5/99             40,467             39,829             52,601
                   Average Annual Total Returns as of 5/31/99
                           1 Year       5 year         10 Year
                           ------       ------         -------
Trust                      10.60%       19.72%         15.00%
Institutional              10.34%       19.32%         14.82%

  Past performance is not predictive of future results. Investment return and principal value will fluctuate, so that shares of a particular class, when redeemed, may be worth more or less than their original cost.

  The performance of the Mercantile Growth & Income Equity Portfolio is measured against the Standard & Poor's 500 index, an unmanaged index generally representative of the U.S. stock market as a whole. Investors are unable to invest in the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. By contrast, the performance of the Portfolio shown on the graph reflects the deduction of these value-added services, as well as the deduction of a 5.50% sales charge on Investor A Shares.

  Investor B Shares were initially offered on March 1, 1995. The performance figures for Investor B Shares for periods prior to such date represent the performance for Investor A Shares of the Portfolio, which has been restated to reflect the contingent deferred sales charge payable by holders of Investor B Shares who redeem within six years of the date of purchase. Investor B Shares are also subject to distribution and service fees at a maximum annual rate of 1.00%. Had these distribution and service fees been reflected, performance would have been reduced.

  Investor B Shares (CDSC) are not included in the above graph, since the performance is for more than six years and the CDSC would no longer apply. After six years, the performance for Investor B Shares (CDSC) mirrors the Investor B Shares (No CDSC) performance.

  Institutional Shares were initially offered on January 3, 1994. The performance figures for Institutional Shares for periods prior to such date, represent the performance for Investor A Shares of the Portfolio.

MERCANTILE MUTUAL FUNDS, INC.                  Schedule of Portfolio Investments
Growth & Income Equity Portfolio                        May 31, 1999 (Unaudited)

 Commercial Paper (2.7%):
                                                           Shares
                                                             or
                        Security                         Principal     Market
                      Description                          Amount      Value
                      -----------                        ---------- ------------
Financial Services (2.7%):
Harsco, 4.95%, 6/1/99................................... 12,822,000 $ 12,822,000
                                                                    ------------
TOTAL COMMERCIAL PAPER                                                12,822,000
                                                                    ------------
 Common Stocks (96.6%):
Aerospace/Defense (1.8%):
Raytheon Co., Class A...................................    130,000    8,636,875
                                                                    ------------
Banking (5.5%):
Bank One Corp...........................................    170,805    9,661,158
Chase Manhattan Corp....................................    105,000    7,612,500
First Union Corp........................................    191,175    8,805,998
                                                                    ------------
                                                                      26,079,656
                                                                    ------------
Beverages (1.9%):
PepsiCo, Inc............................................    259,700    9,300,506
                                                                    ------------
Building Products (1.9%):
Masco Corp..............................................    326,000    9,311,375
                                                                    ------------
Business Services (2.6%):
First Data Corp.........................................    281,000   12,627,438
                                                                    ------------
Chemicals (2.8%):
Avery Dennison Corp.....................................    135,004    8,083,364
Solutia, Inc.(b)........................................    239,000    5,362,563
                                                                    ------------
                                                                      13,445,927
                                                                    ------------
Computer Software (3.8%):
Adaptec, Inc.(b)(c).....................................    250,000    7,718,750
Microsoft Corp.(b)......................................    132,300   10,674,956
                                                                    ------------
                                                                      18,393,706
                                                                    ------------
Computers (2.2%):
Hewlett-Packard Co......................................    109,000   10,280,063
                                                                    ------------
Containers & Packaging (3.5%):
Crown Cork & Seal Co., Inc..............................    180,150    5,652,206
Sealed Air Corp.(b)(c)..................................    180,000   11,182,500
                                                                    ------------
                                                                      16,834,706
                                                                    ------------
Cosmetics & Toiletries (2.9%):
Estee Lauder Cos., Class A(c)...........................    100,000    9,125,000
Gillette Co.............................................     90,000    4,590,000
                                                                    ------------
                                                                      13,715,000
                                                                    ------------
Electrical & Electronic (5.7%):
General Electric Co.....................................    116,800   11,877,100
Millipore Corp..........................................     91,300    3,047,138
Tandy Corp..............................................     60,000    4,950,000
W.W. Grainger, Inc......................................    135,104    7,168,956
                                                                    ------------
                                                                      27,043,194
                                                                    ------------
Entertainment (0.8%):
Time Warner, Inc........................................     53,000    3,607,313
                                                                    ------------
Financial Services (5.0%):
Heller Financial, Inc...................................    145,250    4,321,188
MBNA Corp...............................................    410,000   11,326,250
SLM Holding Corp........................................    203,728    8,454,712
                                                                    ------------
                                                                      24,102,150
                                                                    ------------

 Common Stocks, continued
                                                           Shares
                                                             or
                        Security                          Principal    Market
                       Description                         Amount      Value
                       -----------                        --------- ------------
Health Care (1.3%):
C.R. Bard, Inc...........................................  139,600  $  6,377,975
                                                                    ------------
Manufacturing (0.6%):
Illinois Tool Works, Inc.................................   35,000     2,686,250
                                                                    ------------
Manufacturing--Consumer Goods (1.7%):
Newell Rubbermaid, Inc...................................  202,127     8,186,144
                                                                    ------------
Medical Equipment & Supplies (1.7%):
Baxter International, Inc................................  128,000     8,264,000
                                                                    ------------
Oil & Exploration, Production & Services (7.5%):
Halliburton Co...........................................  270,000    11,171,249
Murphy Oil Corp..........................................  169,800     8,330,813
Ocean Energy, Inc.(b)....................................  940,000     9,282,500
Vastar Resources, Inc....................................  126,500     6,957,500
                                                                    ------------
                                                                      35,742,062
                                                                    ------------
Oil Companies--Integrated (4.6%):
Atlantic Richfield Co....................................  140,000    11,716,250
USX-Marathon Group, Inc..................................  340,500    10,193,719
                                                                    ------------
                                                                      21,909,969
                                                                    ------------
Paper & Related (2.0%):
Mead Corp................................................  260,800     9,747,400
                                                                    ------------
Pharmaceuticals (9.5%):
Allergan, Inc............................................   72,550     6,747,150
Bristol-Myers Squibb Co..................................  177,632    12,189,995
Eli Lilly & Co...........................................  112,000     8,001,000
Merck & Co., Inc.........................................  138,000     9,315,000
Schering-Plough Corp.....................................  196,000     8,832,250
                                                                    ------------
                                                                      45,085,395
                                                                    ------------
Restaurants (1.6%):
Tricon Global Restaurants, Inc.(b).......................  134,820     7,853,265
                                                                    ------------
Retail Stores (6.3%):
Consolidated Stores Corp.(b)(c)..........................  290,500     9,985,937
Dillards, Inc., Class A..................................  169,900     5,967,738
Office Depot, Inc. (b)...................................  300,000     6,262,500
Wal-Mart Stores, Inc.....................................  190,000     8,098,749
                                                                    ------------
                                                                      30,314,924
                                                                    ------------
Semiconductors (9.3%):
Altera Corp.(b)..........................................  330,000    11,488,124
Applied Materials, Inc.(b)...............................  178,000     9,778,875
Intel Corp...............................................  155,200     8,390,500
KLA-Tencor Corp.(b)......................................  195,000     8,872,500
Maxim Integrated Products(b).............................  105,000     5,610,938
                                                                    ------------
                                                                      44,140,937
                                                                    ------------
Tobacco (1.5%):
Philip Morris Companies, Inc.............................  185,500     7,153,344
                                                                    ------------
Transportation & Shipping (1.9%):
Burlington Northern Santa Fe.............................  289,500     8,974,500
                                                                    ------------
Utilities--Gas & Electric (1.7%):
Duke Energy Corp.........................................  135,600     8,178,375
                                                                    ------------

                                   Continued

MERCANTILE MUTUAL FUNDS, INC.                  Schedule of Portfolio Investments
Growth & Income Equity Portfolio                        May 31, 1999 (Unaudited)

 Common Stocks, continued
                                                       Shares
                                                         or
                      Security                       Principal     Market
                     Description                       Amount      Value
                     -----------                     ---------- ------------
 Utilities--Telephone (2.9%):
 GTE Corp...........................................    143,000 $  9,017,938
 US West, Inc.......................................     94,000    5,081,875
                                                                ------------
                                                                  14,099,813
                                                                ------------
 Wholesale Distribution (2.1%):
 Sysco Corp.........................................    341,670   10,143,328
                                                                ------------
 TOTAL COMMON STOCKS                                             462,235,590
                                                                ------------
 Investment Companies (0.5%):
 Cash Assets Trust Money Market Fund................  2,160,000    2,160,000
                                                                ------------
 TOTAL INVESTMENT COMPANIES                                        2,160,000
                                                                ------------

 Short-Term Securities Held as Collateral (4.9%):
 Repurchase agreements (4.9%):
 Greenwich Capital, 4.96%, 6/1/99 (Purchased on
  5/2/99, proceeds at maturity $12,432,664,
  collateralized by $42,428,631 various U.S.
  Government Agency Mortgages, 0.00%-8.00%, 5/15/06-
  5/15/29, market value $12,681,337)................ 12,432,684 $ 12,432,684
 Salomon Smith Barney, Inc., 4.93%, 6/1/99
  (Purchased on 5/28/99, proceeds at maturity
  $11,186,548, collateralized by $18,371,445 various
  GNMA, 0.50%-10.00%, 11/15/00-5/20/29, market value
  $11,408,717)...................................... 11,185,016   11,185,016
                                                                ------------
 TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL                   23,617,700
                                                                ------------
 TOTAL INVESTMENTS
  (cost $347,127,952) (a)--104.7%..............................  500,835,290
 Liabilities in excess of other assets--(4.7%).................  (22,730,195)
                                                                ------------
 TOTAL NET ASSETS--100.0%...................................... $478,105,095
                                                                ============

-----
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

      Unrealized appreciation..  $158,797,305
      Unrealized depreciation..    (5,089,967)
                                 ------------
      Net unrealized apprecia-
       tion....................  $153,707,338
                                 ============

(b) Represents non-income producing securities.

(c) A portion of this security was loaned as of May 31, 1999.
                       See notes to financial statements

MERCANTILE MUTUAL FUNDS, INC.
Growth & Income Equity Portfolio

 Statement of Assets and Liabilities

                                                             May 31, 1999
                                                             (Unaudited)

Assets:
Investments, at value (cost $323,510,252)............              $477,217,590
Repurchase agreements, at value (cost $23,617,700)...                23,617,700
                                                                   ------------
 Total investments...................................               500,835,290
Cash.................................................                       649
Interest and dividends receivable....................                   681,981
Receivable for capital shares issued.................                     9,338
Receivable for investments sold......................                 1,114,439
Prepaid expenses and other assets....................                    15,099
                                                                   ------------
 Total Assets........................................               502,656,796
Liabilities:
Dividends payable....................................  $   483,938
Payable for capital shares redeemed..................       66,446
Payable for return of collateral received............   23,617,700
Accrued expenses and other payables:
 Investment advisory fees............................      230,576
 Administration fees.................................        6,539
 Distribution and administrative services fees.......       51,830
 Custodian fees......................................       12,577
 Other liabilities...................................       82,095
                                                       -----------
 Total Liabilities...................................                24,551,701
                                                                   ------------
Net Assets:
Capital..............................................               278,328,451
Distributions in excess of net investment income.....                   (11,583)
Accumulated net realized gains from investment
 transactions........................................                46,080,889
Net unrealized appreciation from investments.........               153,707,338
                                                                   ------------
Net Assets...........................................              $478,105,095
                                                                   ============
Investor A Shares
 Net Assets..........................................              $ 51,954,578
 Shares..............................................                 2,662,811
 Redemption price per share..........................                    $19.51
                                                                         ======
 Maximum Sales Charge--Investor A Shares.............                      5.50%
 Maximum Offering Price (100%/(100%--Maximum Sales
   Charge) of net asset value adjusted to the nearest
   cent) per share...................................                    $20.65
                                                                         ======
Investor B Shares
 Net Assets..........................................              $  9,908,305
 Shares..............................................                   515,824
 Offering price per share*...........................                    $19.21
                                                                         ======
Trust Shares
 Net Assets..........................................              $302,634,774
 Shares..............................................                15,439,353
 Offering and redemption price per share.............                    $19.60
                                                                         ======
Institutional Shares
 Net Assets..........................................              $113,607,438
 Shares..............................................                 5,821,963
 Offering and redemption price per share.............                    $19.51
                                                                         ======

-----
* Redemption price of Investor B shares varies based on length of time held.

 Statement of Operations

                                               For the period ended May 31, 1999
                                                                     (Unaudited)

 Investment Income:
 Interest income......................................            $   337,490
 Dividend income......................................              3,490,756
 Income from securities lending.......................                 15,297
                                                                  -----------
  Total Income........................................              3,843,543
 Expenses:
 Investment advisory fees............................. $1,353,884
 Administration fees..................................    492,326
 Distribution and services fees, Investor A Shares....     76,730
 Distribution and services fees, Investor B Shares....     47,759
 Administrative services fees, Trust Shares...........    482,399
 Administrative services fees, Institutional Shares...    165,027
 Accounting fees......................................      1,505
 Custodian fees.......................................    109,192
 Transfer agent fees..................................     57,923
 Other................................................     79,396
                                                       ----------
  Total expenses before voluntary fee reductions......              2,866,141
  Expenses voluntarily reduced........................               (760,961)
                                                                  -----------
  Net Expenses........................................              2,105,180
                                                                  -----------
 Net investment income................................              1,738,363
                                                                  -----------
 Realized/Unrealized Gains from Investments:
 Net realized gains from investment transactions......             50,293,803
 Net change in unrealized appreciation from
  investments.........................................             21,143,385
                                                                  -----------
 Net realized/unrealized gains from investments.......             71,437,188
                                                                  -----------
 Change in net assets resulting from operations.......            $73,175,551
                                                                  ===========

                       See notes to financial statements

MERCANTILE MUTUAL FUNDS, INC.
Growth & Income Equity Portfolio

 Statements of Changes in Net Assets

                                                      For the
                                                    period ended    For the
                                                      May 31,      year ended
                                                        1999      November 30,
                                                    (Unaudited)       1998
                                                    ------------  ------------
From Investment Activities:
Operations:
 Net investment income............................. $  1,738,363  $  3,694,427
 Net realized gains from investment transactions...   50,293,803    32,365,930
 Net change in unrealized appreciation from
  investments......................................   21,143,385     6,355,836
                                                    ------------  ------------
Change in net assets resulting from operations.....   73,175,551    42,416,193
                                                    ------------  ------------
Distributions to Investor A Shareholders:
 From net investment income........................     (142,653)     (287,715)
 In excess of net investment income................           --       (15,741)
 From net realized gains from investment
  transactions.....................................   (3,741,492)   (7,816,180)
Distributions to Investor B Shareholders:
 From net investment income........................       (9,615)           --
 In excess of net investment income................           --       (11,629)
 From net realized gains from investment
  transactions.....................................     (705,196)   (1,082,825)
Distributions to Trust Shareholders:
 From net investment income........................   (1,282,467)   (2,804,823)
 From net realized gains from investment
  transactions.....................................  (22,618,416)  (54,343,715)
Distributions to Institutional Shareholders:
 From net investment income........................     (307,404)     (608,619)
 In excess of net investment income................           --       (37,514)
 From net realized gains from investment
  transactions.....................................   (8,249,371)  (15,645,712)
                                                    ------------  ------------
Change in net assets from shareholder
 distributions.....................................  (37,056,614)  (82,654,473)
                                                    ------------  ------------
Change in net assets from capital transactions.....  (22,243,462)   36,928,012
                                                    ------------  ------------
Change in net assets...............................   13,875,475    (3,310,268)
Net Assets:
 Beginning of period...............................  464,229,620   467,539,888
                                                    ------------  ------------
 End of period..................................... $478,105,095  $464,229,620
                                                    ============  ============

                       See notes to financial statements

MERCANTILE MUTUAL FUNDS, INC.
Growth & Income Equity Portfolio

 Statement of Cash Flows

                                                                    For the
                                                                 period ended
                                                                    May 31,
                                                                     1999
                                                                  (Unaudited)
                                                                ---------------
Cash Flows from Operating Activities:
 Net investment income........................................  $     1,738,363
 Adjustments to reconcile net investment income to net cash
  provided by operating activities:
 Cost of investment securities purchased......................   (1,819,868,490)
 Proceeds from disposition of investment securities...........    1,877,279,206
 Decrease in investments purchased with cash collateral from
  securities lending..........................................       16,271,200
 Increase in dividends and interest receivable................         (221,471)
 Decrease in payable for return of collateral received from
  securities lending..........................................      (16,271,200)
 Increase in accrued expenses.................................           22,556
 Increase in prepaid expenses.................................          (14,273)
 Net amortization/accretion from investments..................         (337,490)
                                                                ---------------
 Net cash provided by operating activities....................       58,598,401
                                                                ---------------
Cash Flows from Financing Activities:
 Proceeds from shares issued..................................       86,623,424
 Cost of shares redeemed......................................     (108,303,211)
 Cash distributions paid......................................      (36,918,017)
                                                                ---------------
 Net cash used in financing activities........................      (58,597,804)
                                                                ---------------
Increase in cash..............................................              597
Cash:
 Beginning balance............................................               52
                                                                ---------------
 Ending balance...............................................  $           649
                                                                ===============

Non-cash financing activities not included herein consist of reinvestment of dividends from net investment income and distributions of net realized capital gains of $28,617,118.
                       See notes to financial statements

MERCANTILE MUTUAL FUNDS, INC.
Growth & Income Equity Portfolio

 Financial Highlights, Investor A Shares

                           For the
                         period ended
                           May 31,          For the years ended November 30,
                             1999       --------------------------------------------
                         (Unaudited)     1998     1997     1996     1995    1994 (a)
                         ------------   -------  -------  -------  -------  --------
Net Asset Value,
 Beginning of Period....   $ 19.13      $ 21.12  $ 18.67  $ 16.30  $ 12.70  $ 14.74
                           -------      -------  -------  -------  -------  -------
Investment Activities
 Net investment income..      0.05         0.12     0.11     0.20     0.23     0.20
 Net realized and
  unrealized gains
  (losses) from
  investments...........      1.85         1.58     3.96     3.32     3.74    (0.17)
                           -------      -------  -------  -------  -------  -------
 Total from Investment
  Activities............      1.90         1.71     4.07     3.52     3.97     0.03
                           -------      -------  -------  -------  -------  -------
Distributions
 Net investment income..     (0.05)       (0.11)   (0.13)   (0.20)   (0.23)   (0.21)
 In excess of net
  investment income.....        --        (0.01)   (0.03)   (0.01)     --         -
 Net realized gains.....     (1.47)       (3.57)   (1.46)   (0.94)   (0.14)   (0.18)
 In excess of net
  realized gains........        --           --       --       --       --    (1.68)
                           -------      -------  -------  -------  -------  -------
 Total Distributions....     (1.52)       (3.69)   (1.62)   (1.15)   (0.37)   (2.07)
                           -------      -------  -------  -------  -------  -------
Net Asset Value, End of
 Period.................   $ 19.51      $ 19.13  $ 21.12  $ 18.67  $ 16.30  $ 12.70
                           =======      =======  =======  =======  =======  =======
Total Return (excludes
 sales charge)..........     10.93%(b)     9.35%   23.90%   22.99%   31.95%    0.20%
Ratios/Supplementary
 Data:
Net Assets at end of
 period (000)...........   $51,955      $48,868  $46,372  $38,229  $25,082  $18,343
Ratio of expenses to
 average net assets.....      1.04%(c)     1.04%    1.04%    1.05%    1.05%    1.05%
Ratio of net investment
 income to average net
 assets.................      0.53%(c)     0.59%    0.60%    1.20%    1.59%    1.45%
Ratio of expenses to
 average net assets*....      1.15%(c)     1.14%    1.14%    1.15%    1.15%    1.15%
Portfolio turnover**....     39.22%       91.23%   57.11%   63.90%   58.50%   65.00%
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued. (a) On September 27, 1994, the Portfolio redesignated the Investor Shares as "Investor A" Shares, and authorized the issuance of a series of shares designated as "Investor B" Shares. (b) Not annualized. (c) Annualized.

 Financial Highlights, Investor B Shares

                           For the
                         period ended      For the years            March 1, 1995
                           May 31,       ended November 30,              to
                             1999       --------------------------  November 30,
                         (Unaudited)     1998       1997     1996     1995 (a)
                         ------------   ------     ------   ------  -------------
Net Asset Value,
 Beginning of Period....    $18.89      $20.94     $18.58   $16.23     $13.43
                            ------      ------     ------   ------     ------
Investment Activities
 Net investment income
  (loss)................     (0.01)      (0.02)(d)  (0.02)    0.11       0.14
 Net realized and
  unrealized gains from
  investments...........      1.82        1.57       3.93     3.30       2.81
                            ------      ------     ------   ------     ------
 Total from Investment
  Activities............      1.81        1.55       3.91     3.41       2.95
                            ------      ------     ------   ------     ------
Distributions
 Net investment income..     (0.02)         --         --    (0.11)     (0.15)
 In excess of net
  investment income.....        --       (0.03)     (0.09)   (0.01)        --
 Net realized gains.....     (1.47)      (3.57)     (1.46)   (0.94)        --
                            ------      ------     ------   ------     ------
 Total Distributions....     (1.49)      (3.60)     (1.55)   (1.06)     (0.15)
                            ------      ------     ------   ------     ------
Net Asset Value, End of
 Period.................    $19.21      $18.89     $20.94   $18.58     $16.23
                            ======      ======     ======   ======     ======
Total Return (excludes
 redemption charge).....     10.54%(e)    8.59%     23.04%   22.29%     31.20%(b)
Ratios/Supplementary
 Data:
Net Assets at end of
 period (000)...........    $9,908      $9,040     $6,349   $3,537     $  781
Ratio of expenses to
 average net assets.....      1.74%(c)    1.74%      1.73%    1.75%      1.75%(c)
Ratio of net investment
 income to average net
 assets.................     (0.17)%(c)  (0.10)%    (0.11)%   0.49%      0.87%(c)
Ratio of expenses to
 average net assets*....      1.85%(c)    1.84%      1.83%    1.85%      1.85%(c)
Portfolio turnover**....     39.22%      91.23%     57.11%   63.90%     58.50%

*During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated. **Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued. (a) Period from commencement of operations. (b) Represents total return for the Investor A Shares from December 1, 1994 to February 28, 1995 plus the total return for the Investor B Shares from March 1, 1995 to November 30, 1995. (c) Annualized.
(d) Per share net investment income has been calculated using the daily average share method. (e) Not annualized.

MERCANTILE MUTUAL FUNDS, INC.
Growth & Income Equity Portfolio

 Financial Highlights, Trust Shares

                           For the
                         period ended
                           May 31,            For the years ended November 30,
                             1999       ------------------------------------------------
                         (Unaudited)      1998      1997      1996      1995      1994
                         ------------   --------  --------  --------  --------  --------
Net Asset Value,
 Beginning of Period....   $  19.21     $  21.19  $  18.71  $  16.32  $  12.72  $  14.74
                           --------     --------  --------  --------  --------  --------
Investment Activities
 Net investment income..       0.08         0.17      0.23      0.24      0.27      0.22
 Net realized and
  unrealized gains
  (losses) from
  investments...........       1.86         1.59      3.96      3.34      3.74     (0.17)
                           --------     --------  --------  --------  --------  --------
 Total from Investment
  Activities............       1.94         1.76      4.19      3.58      4.01      0.05
                           --------     --------  --------  --------  --------  --------
Distributions
 Net investment income..      (0.08)       (0.17)    (0.25)    (0.24)    (0.27)    (0.21)
 In excess of net
  investment income.....         --           --        --     (0.01)       --        --
 Net realized gains.....      (1.47)       (3.57)    (1.46)    (0.94)    (0.14)    (0.18)
 In excess of net
  realized gains........         --           --        --        --        --     (1.68)
                           --------     --------  --------  --------  --------  --------
 Total Distributions....      (1.55)       (3.74)    (1.71)    (1.19)    (0.41)    (2.07)
                           --------     --------  --------  --------  --------  --------
Net Asset Value, End of
 Period.................   $  19.60     $  19.21  $  21.19  $  18.71  $  16.32  $  12.72
                           ========     ========  ========  ========  ========  ========
Total Return............      11.08%(b)     9.67%    24.55%    23.45%    32.27%     0.36%
Ratios/Supplementary
 Data:
Net Assets at end of
 period (000)...........   $302,635     $299,188  $322,304  $348,183  $286,546  $235,955
Ratio of expenses to
 average net assets.....       0.74%(c)     0.74%     0.74%     0.75%     0.75%     0.75%
Ratio of net investment
 income to average net
 assets.................       0.82%(c)     0.90%     0.91%     1.50%     1.89%     1.72%
Ratio of expenses to
 average net assets*....       1.15%(c)     1.14%     1.14%     0.85%     0.85%     1.15%
Portfolio turnover**....      39.22%       91.23%    57.11%    63.90%    58.50%    65.00%

*During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated. **Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued. (b) Not annualized. (c) Annualized.

 Financial Highlights, Institutional Shares

                           For the
                         period ended
                           May 31,          For the years ended November 30,
                             1999       ---------------------------------------------
                         (Unaudited)      1998     1997     1996     1995    1994 (a)
                         ------------   --------  -------  -------  -------  --------
Net Asset Value,
 Beginning of Period....   $  19.13     $  21.12  $ 18.67  $ 16.29  $ 12.70  $ 14.74
                           --------     --------  -------  -------  -------  -------
Investment Activities
 Net investment income..       0.05         0.12     0.12     0.20     0.23     0.20
 Net realized and
  unrealized gains
  (losses) from
  investments...........       1.85         1.58     3.95     3.33     3.74    (0.17)
                           --------     --------  -------  -------  -------  -------
 Total from Investment
  Activities............       1.90         1.70     4.07     3.53     3.97     0.03
                           --------     --------  -------  -------  -------  -------
Distributions
 Net investment income..      (0.05)       (0.11)   (0.13)   (0.20)   (0.24)   (0.21)
 In excess of net
  investment income.....        --         (0.01)   (0.03)   (0.01)     --       --
 Net realized gains.....      (1.47)       (3.57)   (1.46)   (0.94)   (0.14)   (0.18)
 In excess of net
  realized gains........        --           --       --       --       --     (1.68)
                           --------     --------  -------  -------  -------  -------
 Total Distributions....      (1.52)       (3.69)   (1.62)   (1.15)   (0.38)   (2.07)
                           --------     --------  -------  -------  -------  -------
Net Asset Value, End of
 Period.................   $  19.51     $  19.13  $ 21.12  $ 18.67  $ 16.29  $ 12.70
                           ========     ========  =======  =======  =======  =======
Total Return............      10.98%(b)     9.36%   23.90%   23.08%   31.88%    0.19%
Ratios/Supplementary
 Data:
Net Assets at end of
 period (000)...........   $113,607     $107,133  $92,515  $72,950  $40,228  $21,897
Ratio of expenses to
 average net assets.....       1.04%(c)     1.04%    1.04%    1.05%    1.05%    1.05%
Ratio of net investment
 income to average net
 assets.................       0.53%(c)     0.60%    0.60%    1.19%    1.58%    1.41%
Ratio of expenses to
 average net assets*....       1.15%(c)     1.14%    1.14%    1.15%    1.15%    1.16%
Portfolio turnover**....      39.22%       91.23%   57.11%   63.90%   58.50%   65.00%

*During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated. **Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued. (a) On January 3, 1994, the Portfolio issued a new series of shares which were designated as "Institutional" Shares. The financial highlights presented for the period prior to January 3, 1994 represent financial highlights applicable to the Investor Shares. (b) Not annualized. (c) Annualized.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                       Mercantile Growth Equity Portfolio

  Q. How did the stock market environment affect the Portfolio during the six-month period ended May 31, 1999?

  A. The period included two very different segments. During the first segment, December and part of January, the market was fairly narrow and largely dominated by growth stocks. In the remainder of the period, the market broadened significantly to encompass value and small cap stocks. The broadening came primarily because investors began to see the opportunities for earnings growth in companies beyond the top twenty-five large-cap growth firms. Since the objective of the Portfolio is to invest in growth stocks, this shift muted relative performance.

  Q. How did you manage the Portfolio in that environment?

  A. We purchased shares of several companies in the technology sector, specifically in the semiconductor group. As a result of the correction in the technology sector in March, the Portfolio took advantage of the opportunity to pick up shares of some very well positioned companies. Examples include Maxim Integrated Products (0.9% of net assets) and Altera Corporation (1.2%). These are relatively small semiconductor companies compared to giants like Intel and Texas Instruments, but they have very strong, niche-oriented businesses. Also, we have continued to look for good growth opportunities in general. New purchases included Gillette (1.0%), as well as Tandy Corp. (1.3%) and Time Warner (1.0%).

  During the period we sold the remaining Portfolio's shares of Network Associates. The firm's stock had done very well initially, but we had developed concerns with regard to software and year 2000 issues, as well as spending plans. As it turns out, those fears were justified, as the stock dropped significantly from the price at which we sold.

  Q. What is the Portfolio's strategy going forward?

  A. The stronger economic climate could broaden the market further and add strength to the value sector as such growth stocks still carry some risk. But such fluctuations are a normal part of market cycles and we will not change our strategy. We will continue to look for good companies with attractive long-term growth prospects.
-----
* Portfolio composition is subject to change.

                      Mercantile Growth Equity Portfolio+

                     [CHART OF GROWTH EQUITY APPEARS HERE]
Value of a $10,000 Investment
          Investor A*     Investor A*    Investor B     Investor B     S&P 500
Date       (No Load)        (Load)*      (No CDSC)       (CDSC)**       Index
----       ---------        -------      ---------       --------       -----
1/4/93         10,000         9,551        10,000        10,000        10,000
11/30/93        9,870         9,427         9,870         9,378        10,787
11/30/94        9,643         9,287         9,725         9,342        10,903
11/30/95       14,179        13,655        14,296        13,996        14,296
11/30/96       17,086        16,455        17,225        16,925        19,084
11/30/97       20,440        19,685        20,621        20,421        24,531
5/98           23,226        22,183        23,174        23,074        28,227
11/30/98       25,254        24,120        25,113        25,013        28,874
5/31/99        27,426        25,922        27,188        27,088        34,163
                   Average Annual Total Returns as of 5/31/99
                          1 Year        5 year   Since Inception (1/4/93)
                          ------        ------   ------------------------
Investor A (No Load)      18.08%        22.72%            17.07%
Investor A*               11.57%        21.34%            16.04%
Investor B (No CDSC)      17.32%        22.51%            16.91%
Investor B (CDSC)**       12.32%        22.42%            16.84%

*  Reflects 5.50% sales charge.
** Reflects applicable contingent deferred sales charge (maximum 5.00%).

                  [CHART OF GROWTH EQUITY TRUST APPEARS HERE]
Value of a $10,000 Investment
                                                  S&P 500
Date            Institutional         Trust        Index
----            -------------         -----        -----
1/4/93              10,000           10,000        10,000
11/30/93             9,870            9,870        10,787
11/30/94             9,725            9,724        10,903
11/30/95            14,296           14,297        14,926
11/30/96            17,226           17,228        19,084
11/30/97            20,610           20,610        24,531
5/98                23,221           23,233        28,227
11/30/98            25,938           25,263        28,874
5/31/99             27,436           27,565        34,163
                   Average Annual Total Returns as of 5/31/99
                           1 Year       5 year    Since Inception (1/4/93)
                           ------       ------    ------------------------

Trust                      18.64%       22.85%            17.16%
Institutional              18.15%       22.73%            17.07%


  Past performance is not predictive of future results. Investment return and principal value will fluctuate, so that shares of a particular class, when redeemed, may be worth more or less than their original cost.

  The performance of the Mercantile Growth Equity Portfolio is measured against the Standard & Poor's 500 Index, an unmanaged index generally representative of the U.S. stock market as a whole. Investors are unable to invest in the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. By contrast, the performance of the Portfolio shown on the graph reflects the deduction of these value-added services, as well as the deduction of a 5.50% sales charge on Investor A Shares and the applicable contingent deferred sales charge (CDSC) on Investor B Shares.

+ The Portfolio commenced operations on January 4, 1993 as the Arrow Equity
  Portfolio (the "Predecessor Portfolio"), a portfolio of the Arrow Funds. On November 24, 1997, the Predecessor Portfolio was reorganized as a new portfolio of Mercantile Mutual Funds, Inc. Performance figures for periods prior to November 24, 1997 represent the performance for the Predecessor Portfolio.

  Investor B Shares were initially offered on November 24, 1997, with the first initial public investment on February 23, 1998. The performance figures for Investor B Shares for periods prior to the initial offering date represent the performance for the Arrow Equity Portfolio, which has been restated to reflect the contingent deferred sales charge payable by holders of Investor B Shares who redeem within six years of the date of purchase. The performance figures for the period between the initial offering and initial public investment dates represent the performance for the Trust Shares of the Portfolio. Investor B Shares are also subject to distribution and service fees at a maximum annual rate of 1.00%. Had these distribution and service fees been reflected, performance would have been reduced.

  Institutional Shares were initially offered on November 24, 1997, with the first initial public investment on December 2, 1997. The performance figures for Institutional Shares for periods prior to the initial offering date represent the performance for the Arrow Equity Portfolio. The performance figures for the period between the initial offering and initial public investment dates represent the performance for the Trust Shares of the Portfolio.

  Trust Shares were initially offered on November 24, 1997. The performance figures for Trust Shares for periods prior to such date represent the performance of the Arrow Equity Portfolio.

MERCANTILE MUTUAL FUNDS, INC.                  Schedule of Portfolio Investments
Growth Equity Portfolio                                 May 31, 1999 (Unaudited)

Commercial Paper (1.2%):
                                                           Shares
                                                             or
                        Security                          Principal   Market
                       Description                         Amount      Value
                       -----------                        --------- -----------
Financial Services (1.2%):
Harsco, 4.95%, 6/1/99.................................... 1,181,000 $ 1,181,000
                                                                    -----------
TOTAL COMMERCIAL PAPER                                                1,181,000
                                                                    -----------
Common Stocks (98.8%):
Banking (2.8%):
Bank of America Corp. ...................................    30,553   1,976,397
Wells Fargo & Co. .......................................    20,000     800,000
                                                                    -----------
                                                                      2,776,397
                                                                    -----------
Beverages (3.8%):
Coca-Cola Co. ...........................................    30,000   2,049,375
PepsiCo, Inc. ...........................................    47,500   1,701,094
                                                                    -----------
                                                                      3,750,469
                                                                    -----------
Broadcasting & Publishing (1.0%):
Infinity Broadcasting Corp.(b)(c)........................    38,000     971,375
                                                                    -----------
Chemicals (1.0%):
Avery Dennison Corp. ....................................    16,000     958,000
                                                                    -----------
Computer Software (4.6%):
Microsoft Corp.(b).......................................    56,000   4,518,500
                                                                    -----------
Computers (3.9%):
Compaq Computer Corp. ...................................    12,000     284,250
EMC Corp.(b).............................................    15,000   1,494,375
Hewlett-Packard Co. .....................................    21,200   1,999,425
                                                                    -----------
                                                                      3,778,050
                                                                    -----------
Cosmetics & Toiletries (3.8%):
Estee Lauder Cos., Class A(c)............................    30,000   2,737,500
Gillette Co. ............................................    19,000     969,000
                                                                    -----------
                                                                      3,706,500
                                                                    -----------
Electrical & Electronic (6.3%):
General Electric Co. ....................................    42,700   4,342,056
Solectron Corp.(b).......................................    10,000     547,500
Tandy Corp. .............................................    15,000   1,237,500
                                                                    -----------
                                                                      6,127,056
                                                                    -----------
Entertainment (1.0%):
Time Warner, Inc. .......................................    14,000     952,875
                                                                    -----------
Financial Services (12.0%):
Citigroup, Inc. .........................................    41,508   2,749,905
Fannie Mae ..............................................    26,000   1,768,000
Freddie Mac..............................................    39,000   2,274,188
Household International, Inc. ...........................    45,300   1,964,888
MBNA Corp. ..............................................   106,050   2,929,630
                                                                    -----------
                                                                     11,686,611
                                                                    -----------
Food Products & Services (0.9%):
Kellogg Co. .............................................    12,000     416,250
Sara Lee Corp. ..........................................    20,000     480,000
                                                                    -----------
                                                                        896,250
                                                                    -----------

Common Stocks, continued:
                                                           Shares
                                                             or
                        Security                          Principal   Market
                       Description                         Amount      Value
                       -----------                        --------- -----------
Insurance (2.4%):
American International Group, Inc. ......................  20,812   $ 2,379,072
                                                                    -----------
Leisure & Recreation/Gaming (1.1%):
Carnival Corp. ..........................................  26,000     1,066,000
                                                                    -----------
Manufacturing (2.4%):
Illinois Tool Works, Inc. ...............................  30,200     2,317,850
                                                                    -----------
Medical Equipment & Supplies (3.1%):
Medtronic, Inc. .........................................  43,000     3,053,000
                                                                    -----------
Pharmaceuticals (19.4%):
Abbott Laboratories .....................................  43,000     1,943,063
Amgen, Inc.(b) ..........................................  31,200     1,973,400
Bristol-Myers Squibb Co. ................................  38,000     2,607,750
Eli Lilly & Co. .........................................  18,000     1,285,875
Johnson & Johnson........................................  22,000     2,037,750
Merck & Co., Inc. .......................................  54,000     3,644,999
Pfizer, Inc. ............................................  28,000     2,996,000
Schering-Plough Corp. ...................................  55,000     2,478,438
                                                                    -----------
                                                                     18,967,275
                                                                    -----------
Printing & Publishing (1.5%):
Tribune Co. .............................................  18,000     1,420,875
                                                                    -----------
Retail Stores (9.1%):
Bed, Bath & Beyond, Inc.(b)..............................  40,000     1,367,500
Home Depot, Inc. ........................................  48,000     2,730,000
Kroger Co.(b)............................................  16,000       937,000
Safeway, Inc.(b).........................................  19,000       883,500
Wal-Mart Stores, Inc. ...................................  70,400     3,000,800
                                                                    -----------
                                                                      8,918,800
                                                                    -----------
Semiconductors (11.3%):
Altera Corp.(b)..........................................  34,400     1,197,550
Applied Materials, Inc.(b)...............................  56,000     3,076,499
Intel Corp. .............................................  53,000     2,865,313
KLA-Tencor Corp.(b)......................................  65,000     2,957,500
Maxim Integrated Products(b).............................  17,000       908,438
                                                                    -----------
                                                                     11,005,300
                                                                    -----------
Telecommunications (1.5%):
Ascend Communications, Inc.(b)...........................  16,000     1,483,000
                                                                    -----------
Tobacco (2.6%):
Philip Morris Companies, Inc. ...........................  65,000     2,506,563
                                                                    -----------
Toys (0.6%):
Hasbro, Inc. ............................................  21,000       601,125
                                                                    -----------
Utilities -- Telephone (0.8%):
Ameritech Corp. .........................................  12,000       789,750
                                                                    -----------
Wholesale Distribution (1.9%):
Sysco Corp. .............................................  64,000     1,900,000
                                                                    -----------
TOTAL COMMON STOCKS                                                  96,530,693
                                                                    -----------

                                   Continued

MERCANTILE MUTUAL FUNDS, INC.                  Schedule of Portfolio Investments
Growth Equity Portfolio                                 May 31, 1999 (Unaudited)

Short-Term Securities Held as Collateral (3.9%):
                                                       Shares
                                                         or
                      Security                        Principal    Market
                     Description                       Amount      Value
                     -----------                      --------- ------------
Repurchase agreements (3.9%):
Greenwich Capital, 4.96%, 6/1/99 (Purchased on
 5/28/99, proceeds at maturity $2,004,860,
 collateralized by $6,840,980 various U.S. Government
 Agency.............................................. 2,004,584 $  2,004,584
                                                                ------------
Salomon Smith Barney, Inc., 4.93%, 6/1/99 (Purchased
 on 5/28/99, proceeds at maturity $1,803,663,
 collateralized by $2,962,120 various GNMA, 0.50%-
 10.00%, 11/15/00-5/20/29, market value $1,839,484).. 1,803,416    1,803,416
                                                                ------------
TOTAL SHORT-TERM SECURITIES
 HELD AS COLLATERAL                                                3,808,000
                                                                ------------
TOTAL INVESTMENTS
 (Cost $46,151,279)(a)--103.9%.................................  101,519,693
Liabilities in excess of other assets--(3.9%)..................   (3,832,630)
                                                                ------------
TOTAL NET ASSETS--100.0%                                        $ 97,687,063
                                                                ============

-----
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

   Unrealized appreciation... $55,486,799
   Unrealized depreciation...    (118,385)
                              -----------
   Net unrealized
    appreciation............. $55,368,414
                              ===========

(b) Represents non-income producing securities.

(c) A portion of this security was loaned as of May 31, 1999.
                       See notes to financial statements

MERCANTILE MUTUAL FUNDS, INC.
Growth Equity Portfolio

Statement of
Assets and
Liabilities

                                                        May 31, 1999 (Unaudited)

Assets:
Investments, at value (cost $42,343,279)..............            $ 97,711,693
Repurchase agreements, at value (cost $3,808,000).....               3,808,000
                                                                  ------------
 Total investments....................................             101,519,693
Cash..................................................                   8,952
Interest and dividends receivable.....................                  40,602
Receivable for capital shares issued..................                   6,039
Prepaid expenses and other assets.....................                   6,279
                                                                  ------------
 Total Assets.........................................             101,581,565
Liabilities:
Payable for return of collateral received............. $3,808,000
Accrued expenses and other payables:
 Investment advisory fees.............................     63,861
 Administration fees..................................      1,329
 Distribution and administrative services fees........      3,004
 Custodian fees.......................................      4,754
 Other liabilities....................................     13,554
                                                       ----------
 Total Liabilities....................................               3,894,502
                                                                  ------------
Net Assets:
Capital...............................................              34,135,878
Distributions in excess of net investment income......                 (73,093)
Accumulated net realized gains from investment
 transactions.........................................               8,255,864
Net unrealized appreciation from investments..........              55,368,414
                                                                  ------------
Net Assets............................................            $ 97,687,063
                                                                  ============
Investor A Shares
 Net Assets...........................................            $  6,966,500
 Shares...............................................                 358,880
 Redemption price per share...........................                  $19.41
                                                                        ======
Maximum Sales Charge -- Investor A Shares.............                    5.50%
Maximum Offering Price (100%/(100% -- Maximum Sales
 Charge) of net asset value adjusted to the nearest
 cent) per share......................................                  $20.54
                                                                        ======
Investor B Shares
 Net Assets...........................................            $  1,375,104
 Shares...............................................                  71,519
 Offering price per share*............................                  $19.23
                                                                        ======
Trust Shares
 Net Assets...........................................            $ 89,133,307
 Shares...............................................               4,571,569
 Offering and redemption price per share..............                  $19.50
                                                                        ======
Institutional Shares
 Net Assets...........................................            $    212,152
 Shares...............................................                  10,932
 Offering and redemption price per share..............                  $19.41
                                                                        ======

-----
* Redemption price of Investor B shares varies based on length of time held.

Statement
of
Operations

                                   For the period ended May 31, 1999
                                              (Unaudited)

Investment Income:
Interest income..........................................          $    57,743
Dividend income..........................................              415,657
Income from securities lending...........................                1,565
                                                                   -----------
 Total Income............................................              474,965
Expenses:
Investment advisory fees................................. $380,736
Administration fees......................................  101,531
Distribution and services fees, Investor A Shares........    9,061
Distribution and services fees, Investor B Shares........    3,629
Administrative services fees, Trust Shares...............  139,616
Administrative services fees, Institutional Shares.......    2,530
Accounting fees..........................................    1,427
Custodian fees...........................................   23,384
Transfer agent fees......................................   11,898
Other....................................................   23,115
                                                          --------
 Total expenses before voluntary fee reductions..........              696,927
 Expenses voluntarily reduced............................             (190,380)
                                                                   -----------
 Net Expenses............................................              506,547
                                                                   -----------
Net investment loss......................................              (31,582)
                                                                   -----------
Realized/Unrealized Gains from Investments:
Net realized gains from investment transactions..........            8,255,041
Net change in unrealized appreciation from investments...           11,291,493
                                                                   -----------
Net realized/unrealized gains from investments...........           19,546,534
                                                                   -----------
Change in net assets resulting from operations...........          $19,514,952
                                                                   ===========

                       See notes to financial statements

MERCANTILE MUTUAL FUNDS, INC.
Growth Equity Portfolio

 Statements of Changes in Net Assets

                                                         For the
                                                       period ended  For the year
                                                         May 31,        ended
                                                           1999      November 30,
                                                       (Unaudited)       1998
                                                       ------------  ------------
From Investment Activities:
Operations:
 Net investment income (loss)........................  $   (31,582)  $    12,662
 Net realized gains from investment transactions.....    8,255,041     9,413,747
 Net change in unrealized appreciation from
  investments........................................   11,291,493     9,044,230
                                                       -----------   -----------
Change in net assets resulting from operations.......   19,514,952    18,470,639
                                                       -----------   -----------

Distributions to Investor A Shareholders:
 From net investment income..........................         (173)           --
 In excess of net investment income..................           --          (685)
 From net realized gains from investment
  transactions.......................................     (485,895)           --

Distributions to Investor B Shareholders:
 From net realized gains from investment
  transactions.......................................      (25,940)           --

Distributions to Trust Shareholders:
 From net investment income..........................      (41,338)      (42,786)
 In excess of net investment income..................           --        (2,177)
 From net realized gains from investment
  transactions.......................................   (8,083,559)           --

Distributions to Institutional Shareholders:
 In excess of net investment income..................           --        (2,352)
 From net realized gains from investment
  transactions.......................................     (789,128)           --
                                                       -----------   -----------
Change in net assets from shareholder distributions..   (9,426,033)      (48,000)
                                                       -----------   -----------
Change in net assets from capital transactions.......   (6,036,486)    7,958,982
                                                       -----------   -----------
Change in net assets.................................    4,052,433    26,381,621
Net Assets:
 Beginning of period.................................   93,634,630    67,253,009
                                                       -----------   -----------
 End of period.......................................  $97,687,063   $93,634,630
                                                       ===========   ===========

                       See notes to financial statements

MERCANTILE MUTUAL FUNDS, INC.
Growth Equity Portfolio

 Statement of Cash Flows

                                                                     For the
                                                                  period ended
                                                                     May 31,
                                                                      1999
                                                                   (Unaudited)
                                                                  -------------
Cash Flows from Operating Activities:
 Net investment loss............................................  $     (31,582)
 Adjustments to reconcile net investment loss to net cash
  provided by operating activities:
 Cost of investment securities purchased........................   (289,111,979)
 Proceeds from disposition of investment securities.............    304,653,502
 Decrease in investments purchased with cash collateral from
  securities lending............................................        273,400
 Decrease in dividends and interest receivable..................            822
 Decrease in payable for return of collateral received from
  securities lending............................................       (273,400)
 Increase in accrued expenses...................................         11,322
 Increase in prepaid expenses...................................         (4,854)
 Net amortization/accretion from investments....................        (57,743)
                                                                  -------------
 Net cash provided by operating activities......................     15,459,488
                                                                  -------------
Cash Flows from Financing Activities:
 Proceeds from shares issued....................................     17,579,668
 Cost of shares redeemed........................................    (23,604,823)
 Cash distributions paid........................................     (9,426,033)
                                                                  -------------
 Net cash used in financing activities..........................    (15,451,188)
                                                                  -------------
Increase in cash................................................          8,300
Cash:
 Beginning balance..............................................            652
                                                                  -------------
 Ending balance.................................................  $       8,952
                                                                  =============

Non-cash financing activities not included herein consist of reinvestment of dividends from net investment income and distributions of net realized capital gains of $4,408,510.
                       See notes to financial statements

MERCANTILE MUTUAL FUNDS, INC.
Growth Equity Portfolio

 Financial Highlights, Investor A Shares

                           For the
                         period ended     For the                       For the years ended
                           May 31,       year ended  October 1, 1997       September 30,
                             1999       November 30, to November 30,  -------------------------
                         (Unaudited)        1998        1997 (a)       1997     1996     1995
                         ------------   ------------ ---------------  -------  -------  -------
Net Asset Value,
 Beginning of Period....    $19.92         $16.26        $18.75       $ 15.06  $ 13.80  $  9.74
                            ------         ------        ------       -------  -------  -------
Investment Activities
 Net investment income
  (loss)................     (0.02)         (0.04)        (0.01)         0.08     0.12     0.10
 Net realized and
  unrealized gains
  (losses) from
  investments...........      1.54           3.70         (0.24)         4.75     1.32     4.05
                            ------         ------        ------       -------  -------  -------
 Total from Investment
  Activities............      1.52           3.66         (0.25)         4.83     1.44     4.15
                            ------         ------        ------       -------  -------  -------
Distributions
 Net investment income..        --(d)          --            --         (0.09)   (0.11)   (0.09)
 Net realized gains.....     (2.03)            --         (2.24)        (1.05)   (0.07)      --
                            ------         ------        ------       -------  -------  -------
 Total Distributions....     (2.03)            --         (2.24)        (1.14)   (0.18)   (0.09)
                            ------         ------        ------       -------  -------  -------
Net Asset Value, End of
 Period.................    $19.41         $19.92        $16.26       $ 18.75  $ 15.06  $ 13.80
                            ======         ======        ======       =======  =======  =======
Total Return (excludes
 sales charge)..........      8.60%(b)      22.53%        (1.25)%(b)    33.85%   10.48%   42.90%
Ratios/Supplementary
 Data:
Net Assets at end of
 period (000)...........    $6,967         $4,832        $3,467       $68,965  $55,573  $43,708
Ratio of expenses to
 average net assets.....      1.27%(c)       1.35%         1.17%(c)      1.14%    1.17%    1.28%
Ratio of net investment
 income (loss) to
 average net assets.....     (0.36)%(c)     (0.26)%       (0.27)%(c)     0.44%    0.86%    0.90%
Ratio of expenses to
 average net assets*....      1.37%(c)       1.45%         1.42%(c)      1.39%    1.45%    1.58%
Portfolio turnover**....      9.47%         54.33%        24.45%        42.00%   45.00%   45.00%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued. (a) Upon reorganizing as a Portfolio of Mercantile Mutual Funds, Inc., the Arrow Equity Portfolio became the Growth Equity Portfolio and changed its year-end to November 30. Financial Highlights for the periods prior to November 24, 1997 represent financial highlights of the Arrow Equity Portfolio. (b) Not Annualized. (c) Annualized. (d) Distribution per share was less than $0.005.

 Financial Highlights, Investor B Shares

                                                    For the
                                                  period ended   February 23,
                                                    May 31,        1998 to
                                                      1999       November 30,
                                                  (Unaudited)      1998 (a)
                                                  ------------   ------------
Net Asset Value, Beginning of Period............     $19.81         $16.27
                                                     ------         ------
Investment Activities
 Net investment income (loss)...................         --          (0.07)
 Net realized and unrealized gains from
  investments...................................       1.45           3.61
                                                     ------         ------
 Total from Investment Activities...............       1.45           3.54
                                                     ------         ------
Distributions
 Net realized gains.............................      (2.03)            --
                                                     ------         ------
 Total Distributions............................      (2.03)            --
                                                     ------         ------
Net Asset Value, End of Period..................     $19.23         $19.81
                                                     ======         ======
Total Return (excludes redemption charge).......       8.26%(b)       9.87%(b)
Ratios/Supplementary Data:
Net Assets at end of period (000)...............     $1,375         $  252
Ratio of expenses to average net assets.........       1.98%(c)       2.11%(c)
Ratio of net investment income (loss) to average
 net assets.....................................      (1.16)%(c)     (1.08)%(c)
Ratio of expenses to average net assets*........       2.08%(c)       2.22%(c)
Portfolio turnover**............................       9.47%         54.33%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued. (a) Period from initial public investment. (b) Not annualized. (c) Annualized.

MERCANTILE MUTUAL FUNDS, INC.
Growth Equity Portfolio

 Financial Highlights, Trust Shares

                                   For the
                                 period ended                      November 24,
                                   May 31,            For the        1997 to
                                     1999           year ended     November 30,
                                 (Unaudited)     November 30, 1998   1997 (a)
                                 ------------    ----------------- ------------
Net Asset Value, Beginning of
 Period........................    $ 19.98            $ 16.26        $ 16.44
                                   -------            -------        -------
Investment Activities
 Net investment income (loss)..         --               0.01          (0.01)
 Net realized and unrealized
  gains (losses) from
  investments..................       1.56               3.72          (0.17)
                                   -------            -------        -------
 Total from Investment
  Activities...................       1.56               3.73          (0.18)
                                   -------            -------        -------
Distributions
 Net investment income.........      (0.01)             (0.01)            --
 Net realized gains............      (2.03)                --             --
                                   -------            -------        -------
 Total Distributions...........      (2.04)             (0.01)            --
                                   -------            -------        -------
Net Asset Value, End of
 Period........................    $ 19.50            $ 19.98        $ 16.26
                                   =======            =======        =======
Total Return...................       8.78%(b)          22.94%         (1.09)%(b)
Ratios/Supplementary Data:
Net Assets at end of period
 (000).........................    $89,133            $80,830        $63,786
Ratio of expenses to average
 net assets....................       0.97%(c)           1.04%          1.24%(c)
Ratio of net investment income
 (loss) to average net assets..      (0.04)%(c)          0.05%         (0.15)%(c)
Ratio of expenses to average
 net assets*...................       1.37%(c)           1.44%          1.34%(c)
Portfolio turnover**...........       9.47%             54.33%          0.00%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued. (a) Period from commencement of operations. (b) Not annualized. (c) Annualized.

 Financial Highlights, Institutional Shares

                                                    For the
                                                  period ended  December 2,
                                                    May 31,       1997 to
                                                      1999      November 30,
                                                  (Unaudited)     1998 (a)
                                                  ------------  ------------
Net Asset Value, Beginning of Period.............    $19.92        $16.27
                                                     ------        ------
Investment Activities
 Net investment loss.............................      0.02 (d)     (0.04)
 Net realized and unrealized gains from
  investments....................................      1.50          3.70
                                                     ------        ------
 Total from Investment Activities................      1.52          3.66
                                                     ------        ------
Distributions
 In excess of net investment income..............        --         (0.01)
 Net realized gains..............................     (2.03)           --
                                                     ------        ------
 Total Distributions.............................     (2.03)        (0.01)
                                                     ------        ------
Net Asset Value, End of Period...................    $19.41        $19.92
                                                     ======        ======
Total Return.....................................      8.60%(b)     19.56%(b)
Ratios/Supplementary Data:
Net Assets at end of period (000)................    $  212        $7,720
Ratio of expenses to average net assets..........      1.25%(c)      1.36%(c)
Ratio of net investment income (loss) to average
 net assets......................................      0.22%(c)     (0.28%)(c)
Ratio of expenses to average net assets*.........      1.35%(c)      1.46%(c)
Portfolio turnover**.............................      9.47%        54.33%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued. (a) Period from initial public investment. (b) Not annualized. (c) Annualized. (d) Per share net investment income has been calculated using the daily average share method.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                     Mercantile Small Cap Equity Portfolio+

  Q. What was the overall environment for small company stocks during the six months ended May 31, 1999?

  A. Small company stocks underperformed the S&P 500/1/ for the period showing a gain of 11.03%, as reported by Russell 2000/2/, versus a 12.60% gain for the S&P 500. Although small cap stocks showed their normal volatility during the period, we were encouraged by the performance of smaller companies late in the period. Beginning in early April, the market began to broaden with cyclical stocks and small company stocks outperforming the S&P 500. Given its diversification, the Small Cap Equity Portfolio was able to capitalize on this late rally as its performance was roughly double that of the Russell 2000 from early April to the end of May.

  Q. What was your strategy in that environment?

  A. As always, we looked for the best relative values, regardless of industry. Early in the period there were economic concerns regarding the possibility of a global recession. As a result we spotted some opportunities in cyclical companies as the stocks were reflecting a sharp downturn in business despite the fact that ongoing business trends were solid.

In the broadcasting segment, for instance, we invested in Cox Radio (1.4% of the Portfolio's net assets). It is the fifth-largest radio broadcasting company in the United States and operates in markets across the country. We also added Eagle USA Airfreight (1.3%). It benefits from an improving economy since it provides freight forwarding, transportation and logistics services. At the very end of the quarter, we added Benchmark Electronics (1.4%), a contract manufacturer of medical, telecommunications, industrial, instrumentation and computer products. This company benefits from the trend in the technology industry to outsource manufacturing. The stock trades at a significant discount to its peers and to the market's price-to-earnings ratio, and the firm has annual earnings growth prospects of at least 20%./3/

One problem with managing a small cap portfolio is that occasionally you have to sell a long time winner simply because it gets too big. An example was Allergan, which has been a long time holding in the portfolio. Allergan is a drug and consumer products company specializing in eye and skin care products. The shares were sold when the market capitalization reached $5 billion.

  Q. What is your outlook for small-company stocks, and how will you manage the Portfolio going forward?

  A. We are encouraged by recent signs of broadening in the market and we think that some of the liquidity issues which have helped drive investors to large company shares may become less of an issue. Meanwhile, we continue to believe that small company stocks represent extremely good values within the broad stock market. Small company stocks have lower price-to-earnings ratios, lower price-to-book ratios and better earnings growth than larger companies. Our strategy remains unchanged in that our team of research analysts continues to look for the best relative values within the market place.
-----
+ Small capitalization funds typically carry additional risks since smaller companies generally have a higher risk of failure. Historically, smaller companies' stocks have experienced a greater degree of market volatility than average.
/1/The S&P 500 Index is comprised of 500 widely held common stocks listed on the New York Stock Exchange, the American Stock Exchange and NASDAQ.
/2/The Russell 2000 Index is generally representative of the small to mid-sized companies.
/3/Source: WWW.msmoney.com
* Portfolio composition is subject to change.

                     Mercantile Small Cap Equity Portfolio

                    [CHART OF SMALL CAP EQUITY APPEARS HERE]
Value of a $10,000 Investment
          Investor A      Investor A     Investor B      Rusell 2000
Date      (No Load)        (Load)*        (no CDSC)         Index
----      ---------        -------        ---------         -----
5/92        10,000           9,551          10,000          10,000
11/92       11,255          10,750          11,255          11,032
11/93       13,478          12,873          13,478          13,128
11/94       14,473          13,823          14,472          12,981
11/95       17,579          16,790          17,487          16,680
11/96       19,049          18,193          18,822          19,434
11/97       22,754          21,733          22,326          23,984
11/98       19,525          18,649          19,023          22,396
5/99        20,984          19,834          20,385          24,866
                   Average Annual Total Returns as of 5/31/99
                          1 Year        5 year   Since Inception (5/6/92)
                          ------        ------   ------------------------
Investor A (No Load)     -13.05%         8.79%         11.06%
Investor A*              -17.82%         7.57%         10.17%
Investor B (No CDSC)     -13.59%         8.16%         10.60%
Investor B (CDSC)**      -17.90%         8.01%         10.60%
*  Reflects 5.50% sales charge.
** Reflects applicable contingent deferred sales charge (maximum 5.00%).
                 [CHART OF SMALL CAP EQUITY TRUST APPEARS HERE]
Value of a $10,000 Investment
                                              Rusell 2000
Date               Trust      Institutional       Index
----               -----      -------------       -----
5/92              10,000          10,000         10,000
11/92             11,255          11,255         11,032
11/93             13,478          13,478         13,128
11/94             14,497          14,436         12,981
11/95             17,642          17,531         16,680
11/96             19,181          19,002         19,434
11/97             22,973          22,691         23,984
11/98             19,784          19,475         22,396
5/99              21,292          20,935         24,866
                   Average Annual Total Returns as of 5/31/99
                           1 Year       5 year    Since Inception (5/6/92)
                           ------       ------    ------------------------

Trust                     -12.71%        9.11%            11.28%
Institutional             -12.97%        8.74%            11.02%

  Past performance is not predictive of future results. Investment return and principal value will fluctuate, so that shares of a particular class, when redeemed, may be worth more or less than their original cost.

  The performance of the Mercantile Small Cap Equity Portfolio is measured against the Russell 2000 Index, an unmanaged index generally representative of the total return of small to mid-sized companies. Investors are unable to invest in the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. By contrast, the performance of the Portfolio shown on the graph reflects the deduction of these value-added services, as well as the deduction of a 5.50% sales charge on Investor A Shares.

  Investor B Shares were initially offered on March 1, 1995. The performance figures for Investor B Shares for periods prior to such date represent the performance for Investor A Shares of the Portfolio, which has been restated to reflect the contingent deferred sales charge payable by holders of Investor B Shares who redeem within six years of the date of purchase. Investor B Shares are also subject to distribution and service fees at a maximum annual rate of 1.00%. Had these distribution and service fees been reflected, performance would have been reduced.

  Investor B Shares (CDSC) are not included in the above graph, since the performance is for more than six years and the CDSC would no longer apply. After six years, the performance for the Investor B Shares (CDSC) mirrors the Investor B Shares (No CDSC) performance.

  Institutional Shares were initially offered on January 3, 1994. The performance figures for Institutional Shares for periods prior to such date represent the performance for Investor A Shares of the Portfolio.

MERCANTILE MUTUAL FUNDS, INC.                  Schedule of Portfolio Investments
Small Cap Equity Portfolio                              May 31, 1999 (Unaudited)

 Commercial Paper (1.7%):
                                                       Shares
                                                         or
                      Security                        Principal    Market
                     Description                       Amount      Value
                     -----------                      --------- ------------
Financial Services (1.7%):
Harsco, 4.95%, 6/1/99................................ 2,063,000 $  2,063,000
                                                                ------------
TOTAL COMMERCIAL PAPER

 Common Stocks (97.5%):
Apparel (1.0%):
Kellwood Co..............................   50,000  1,187,500
                                                   ----------
Automotive Parts (1.2%):
Superior Industries International, Inc...   60,500  1,508,719
                                                   ----------
Banking (9.9%):
Associated Banc-Corp.....................   43,600  1,509,650
Bank United Corp., Class A(c)............   39,800  1,646,725
CCB Financial Corp.......................   35,900  1,936,355
Commercial Federal Corp..................   53,700  1,225,031
Cullen/Frost Bankers, Inc................   30,161  1,696,556
Sovereign Bancorp, Inc...................  104,600  1,379,413
St. Paul Bancorp, Inc....................   40,000  1,037,500
Webster Financial Corp...................   59,900  1,740,844
                                                   ----------
                                                   12,172,074
                                                   ----------
Beverages (2.1%):
Beringer Wine Estates Holdings,             34,500
 Inc.(b)(c)..............................           1,401,563
Canandaigua Wine, Inc., Class A(b)(c) ...   23,267  1,157,533
                                                   ----------
                                                    2,559,096
                                                   ----------
Broadcasting & Publishing (3.7%):
Cox Radio, Inc.(b)..........................30,900  1,651,219
Cumulus Media, Inc., Class A(b)..........   66,000  1,167,375
Young Broadcasting, Inc., Class A(b).....   43,343  1,760,809
                                                   ----------
                                                    4,579,403
                                                   ----------
Building Products (2.0%):
Texas Industries, Inc.(c)................   67,000  2,437,125
                                                   ----------
Business Services (9.3%):
Condor Technology Solutions, Inc.(b).....   83,000    887,063
Cotelligent Group, Inc.(b)...............   74,424    995,421
Iron Mountain, Inc.(b)...................   61,342  1,694,573
National Data Corp.(c)...................   55,500  2,611,968
Source Information Management Co.(b)(c)..  217,000  3,282,124
SunGard Data Systems, Inc.(b)............   53,300  1,865,500
                                                   ----------
                                                   11,336,649
                                                   ----------
Chemicals (3.3%):
Minerals Technologies, Inc...............   35,736  1,902,942
OM Group, Inc............................   58,200  2,175,225
                                                   ----------
                                                    4,078,167
                                                   ----------
Commercial Services (2.4%):
Interim Services, Inc.(b)(c).............   56,900  1,241,131
Lason, Inc.(b)(c)........................   44,261  1,695,750
                                                   ----------
                                                    2,936,881
                                                   ----------

 Common Stocks, continued:
                                                           Shares
                                                             or
                        Security                          Principal    Market
                       Description                         Amount      Value
                       -----------                        --------- ------------
Computer Software (7.1%):
Aspen Technology, Inc.(b)(c).............................  118,099  $  1,232,658
Cognos, Inc.(b)(c).......................................  100,000     2,418,750
Computer Network Technology Corp.(b).....................   52,000     1,313,000
Quadramed Corp.(b)(c)....................................  180,804     1,864,541
SPSS, Inc.(b)(c).........................................   69,000     1,625,813
Sterling Software, Inc.(b)...............................   11,650       283,241
                                                                    ------------
                                                                       8,738,003
                                                                    ------------
Electrical & Electronic (11.1%):
Amkor Technologies, Inc.(b)(c)...........................  210,900     1,950,825
Benchmark Electronics, Inc...............................   22,000       664,125
CFM Technologies, Inc.(b)(c).............................  117,395     1,082,235
Etec Systems, Inc.(b)....................................   64,776     1,736,807
Kulicke & Soffa Industries, Inc.(b)......................  150,150     3,171,918
Photronics, Inc.(b)(c)...................................  122,646     2,422,259
PRI Automation, Inc.(b)(c)...............................  129,978     3,184,460
                                                                    ------------
                                                                      14,212,629
                                                                    ------------
Entertainment (1.2%):
Anchor Gaming(b).........................................   32,700     1,463,325
                                                                    ------------
Financial Services (3.7%):
Finova Group, Inc........................................   38,200     1,826,438
Metris Companies, Inc.(c)................................   33,793     1,970,554
Unicapital Corp.(b)......................................  136,920       770,175
                                                                    ------------
                                                                       4,567,167
                                                                    ------------
Food Products & Services (2.5%):
Performance Food Group Co.(b)(c).........................   59,754     1,422,892
Universal Foods Corp.....................................   69,000     1,582,688
                                                                    ------------
                                                                       3,005,580
                                                                    ------------
Health Care (4.0%):
American Oncology Resources(b)...........................  114,836     1,166,303
Hanger Orthopedic Group, Inc.(b)(c)......................   63,950     1,047,181
Maxxim Medical, Inc.(b)..................................   68,863     1,093,200
Ocular Sciences, Inc.(b)(c)..............................   52,000     1,586,001
                                                                    ------------
                                                                       4,892,685
                                                                    ------------
Machinery & Equipment (3.4%):
DT Industries, Inc.(c)...................................   99,100       960,031
GSI Lumonics, Inc.(b)....................................  342,155     1,582,467
Rental Service Corp.(b)..................................   66,894     1,597,094
                                                                    ------------
                                                                       4,139,592
                                                                    ------------
Manufacturing--Consumer Goods (2.5%):
Aptargroup, Inc..........................................   58,626     1,612,215
Blyth Industries, Inc.(b)(c).............................   53,200     1,489,600
                                                                    ------------
                                                                       3,101,815
                                                                    ------------
Medical Equipment & Supplies (3.0%):
DENTSPLY International, Inc..............................   93,300     2,519,100
Serologicals Corp.(b)....................................  150,000     1,190,625
                                                                    ------------
                                                                       3,709,725
                                                                    ------------
Office Equipment & Services (1.3%):
Zebra Technologies Corp., Class A(b).....................   50,088     1,609,077
                                                                    ------------

                                   Continued

MERCANTILE MUTUAL FUNDS, INC.                 Schedule of Portfolio Investments
Small Cap Equity Portfolio                             May 31, 1999 (Unaudited)

Common Stocks, continued:
                                                           Shares
                                                             or
                        Security                          Principal    Market
                       Description                         Amount      Value
                       -----------                        --------- ------------
Oil & Exploration, Production & Services (4.1%):
BJ Services Co.(b)(c)....................................   50,000  $  1,378,125
Cooper Cameron Corp.(b)..................................   41,200     1,490,925
Ocean Energy, Inc.(b)....................................  220,833     2,180,726
                                                                    ------------
                                                                       5,049,776
                                                                    ------------
Pharmaceuticals (2.4%):
Shire Pharmaceuticals Group PLC ADR(b)...................
                                                           103,655     2,461,806
Zonagen, Inc.(b)(c)......................................   43,000       462,250
                                                                    ------------
                                                                       2,924,056
                                                                    ------------
Restaurants (0.8%):
Brinker International, Inc.(b)...........................   35,000       982,188
                                                                    ------------
Retail Stores (3.3%):
Men's Wearhouse, Inc. (The) (b)(c).......................   50,000     1,276,563
The Bombay Company, Inc.(b)..............................  201,072     1,231,566
Whitehall Jewellers, Inc.(b).............................   88,500     1,593,000
                                                                    ------------
                                                                       4,101,129
                                                                    ------------
Semiconductors (2.9%):
Burr-Brown Corp.(b)(c)...................................   48,552     1,553,664
SMART Modular Technologies, Inc.(b)(c)...................
                                                           129,129     1,945,006
                                                                    ------------
                                                                       3,498,670
                                                                    ------------
Telecommunications (1.0%):
Tekelec(b)...............................................  120,600     1,221,075
                                                                    ------------
Transportation & Shipping (4.7%):
Eagle USA Airfreight, Inc.(b)(c).........................   33,000     1,555,125
Hub Group, Inc., Class A(b)(c)...........................   91,563     2,552,319
U.S. Freightways Corp....................................   42,193     1,661,349
                                                                    ------------
                                                                       5,768,793
                                                                    ------------
Wholesale Distribution (3.6%):
Barnett, Inc.(b)(c)......................................   96,717       894,632
CDW Computer Centers, Inc.(b)(c).........................   38,400     1,670,400
Watsco, Inc.(c)..........................................   92,298     1,782,505
                                                                    ------------
                                                                       4,347,537
                                                                    ------------
TOTAL COMMON STOCKS                                                  120,128,436
                                                                    ------------

Short-Term Securities Held as Collateral (15.2%):
                                                       Shares
                                                         or
                      Security                        Principal    Market
                    Description                        Amount      Value
                    -----------                       --------- ------------
Repurchase Agreements (15.2%):
Greenwich Capital, 4.96%, 6/1/99 (Purchased on
 5/28/99, proceeds at maturity $9,808,335,
 collateralized by $33,467,988 various U.S.
 Government Agency Mortgages, 0.00%-8.00%, 5/15/06-
 5/15/29, market value $10,003,124).................  9,806,984 $  9,806,984
Salomon Smith Barney, Inc., 4.93%, 6/1/99 (Purchased
 on 5/28/99, proceeds at maturity $8,824,024,
 collateralized by $14,491,519 various GNMA, 0.50%-
 10.00%, 11/15/00-5/20/29, market value
 $8,999,272)........................................  8,822,816    8,822,816
                                                                ------------
TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL                    18,629,800
                                                                ------------
TOTAL INVESTMENTS
 (Cost $129,210,601)(a)--115.0%...............................   140,821,236
Other assets in excess of liabilities--(15.0%)................   (18,326,162)
                                                                ------------
TOTAL NET ASSETS--100.0%                                        $122,495,074
                                                                ============

-----
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

      Unrealized appreciation..  $ 25,369,210
      Unrealized depreciation..   (13,758,575)
                                 ------------
      Net unrealized apprecia-
       tion....................  $ 11,610,635
                                 ============

(b) Represents non-income producing securities.

(c) A portion of this security was loaned as of May 31, 1999.

ADR  American Depositary Receipt
PLC  Public Limited Company
                       See notes to financial statements

MERCANTILE MUTUAL FUNDS, INC.
Small Cap Equity Portfolio

Statement of
Assets and
Liabilities

                                                           May 31, 1999
                                                            (Unaudited)

Assets:
Investments, at value (cost $110,580,801).............            $122,191,436
Repurchase agreements, at value (cost $18,629,800)....              18,629,800
                                                                  ------------
 Total investments....................................             140,821,236
Cash..................................................                     339
Interest and dividends receivable.....................                  36,981
Receivable for capital shares issued..................                     100
Receivable for investments sold.......................               1,278,727
Prepaid expenses and other assets.....................                  11,022
                                                                  ------------
 Total Assets.........................................             142,148,405
Liabilities:
Payable for investments purchased..................... $  884,649
Payable for capital shares redeemed...................     22,203
Payable for return of collateral received............. 18,629,800
Accrued expenses and other payables:
 Investment advisory fees.............................     77,719
 Administration fees..................................      1,675
 Distribution and administrative services fees........      5,820
 Custodian fees.......................................      4,145
 Other liabilities....................................     27,320
                                                       ----------
 Total Liabilities....................................              19,653,331
                                                                  ------------
Net Assets:
Capital...............................................             114,706,239
Distributions in excess of net investment income......                (249,307)
Accumulated net realized losses from investment
 transactions.........................................              (3,572,493)
Net unrealized appreciation from investments..........              11,610,636
                                                                  ------------
 Net Assets...........................................            $122,495,074
                                                                  ============
Investor A Shares
 Net Assets...........................................            $  9,186,585
 Shares...............................................                 723,921
 Redemption price per share...........................                  $12.69
                                                                        ======
Maximum Sales Charge--Investor A Shares...............                    5.50%
 Maximum Offering Price (100%/(100%--Maximum Sales
  Charge) of net asset value adjusted to the nearest
  cent) per share.....................................                  $13.43
                                                                        ======
Investor B Shares
 Net Assets...........................................            $  1,158,922
 Shares...............................................                  94,208
 Offering price per share*............................                  $12.30
                                                                        ======
Trust Shares
 Net Assets...........................................            $102,304,059
 Shares...............................................               7,942,938
 Offering and redemption price per share..............                  $12.88
                                                                        ======
Institutional Shares
 Net Assets...........................................            $  9,797,383
 Shares...............................................                 774,397
 Offering and redemption price per share..............                  $12.65
                                                                        ======

-----
* Redemption price of Investor B shares varies based on length of time held.

Statement
of
Operations

                                                For the year ended May 31, 1999
                                                             (Unaudited)

Investment Income:
Interest income..........................................          $    99,307
Dividend income..........................................              327,628
Income from securities lending...........................               31,011
                                                                   -----------
 Total Income............................................              457,946
Expenses:
Investment advisory fees................................. $526,732
Administration fees......................................  140,463
Distribution and services fees, Investor A Shares........   15,423
Distribution and services fees, Investor B Shares........    6,227
Administrative services fees, Trust Shares...............  173,683
Administrative services fees, Institutional Shares.......   19,719
Accounting fees..........................................    1,859
Custodian fees...........................................   30,951
Transfer agent fees......................................   16,851
Other....................................................   23,440
                                                          --------
 Total expenses before voluntary fee reductions..........              955,348
 Expenses voluntarily reduced............................             (248,095)
                                                                   -----------
 Net Expenses............................................              707,253
                                                                   -----------
Net investment loss......................................             (249,307)
                                                                   -----------
Realized/Unrealized Gains (Losses) from Investments:
Net realized losses from investment transactions.........           (2,258,866)
Net change in unrealized appreciation from investments...           13,671,699
                                                                   -----------
Net realized/unrealized gains from investments...........           11,412,833
                                                                   -----------
Change in net assets resulting from operations...........          $11,163,526
                                                                   ===========

                       See notes to financial statements

MERCANTILE MUTUAL FUNDS, INC.
Small Cap Equity Portfolio

 Statements of Changes in Net Assets

                                                      For the
                                                    period ended    For the
                                                      May 31,      year ended
                                                        1999      November 30,
                                                    (Unaudited)       1998
                                                    ------------  ------------
From Investment Activities:
Operations:
 Net investment loss............................... $   (249,307) $   (518,575)
 Net realized losses from investment transactions..   (2,258,866)     (132,296)
 Net change in unrealized appreciation from
  investments......................................   13,671,699   (34,779,392)
                                                    ------------  ------------
Change in net assets resulting from operations.....   11,163,526   (35,430,263)
                                                    ------------  ------------
Distributions to Investor A Shareholders:
 From net realized gains from investment transac-
  tions............................................      (49,318)   (1,204,394)
 In excess of net realized gains from investment
  transactions.....................................           --       (33,038)
Distributions to Investor B Shareholders:
 From net realized gains from investment transac-
  tions............................................       (5,657)     (120,768)
 In excess of net realized gains from investment
  transactions.....................................           --        (3,765)
Distributions to Trust Shareholders:
 From net realized gains from investment transac-
  tions............................................     (545,698)  (16,700,771)
 In excess of net realized gains from investment
  transactions.....................................           --      (364,216)
Distributions to Institutional Shareholders:
 From net realized gains from investment transac-
  tions............................................     (108,101)   (2,733,301)
 In excess of net realized gains from investment
  transactions.....................................           --       (71,538)
                                                    ------------  ------------
Change in net assets from shareholder
 distributions.....................................     (708,774)  (21,231,791)
                                                    ------------  ------------
Change in net assets from capital transactions.....  (55,474,356)  (37,577,165)
                                                    ------------  ------------
Change in net assets...............................  (45,019,604)  (94,239,219)
Net Assets:
 Beginning of period...............................  167,514,678   261,753,897
                                                    ------------  ------------
 End of period..................................... $122,495,074  $167,514,678
                                                    ============  ============

                       See notes to financial statements

MERCANTILE MUTUAL FUNDS, INC.
Small Cap Equity Portfolio

 Statement of Cash Flows

                                                                     For the
                                                                  period ended
                                                                     May 31,
                                                                      1999
                                                                   (Unaudited)
                                                                  -------------
Cash Flows from Operating Activities:
 Net investment loss............................................  $    (249,307)
 Adjustments to reconcile net investment loss to net cash pro-
  vided by operating activities:
 Cost of investment securities purchased........................   (512,330,076)
 Proceeds from disposition of investment securities.............    568,855,583
 Decrease in investments purchased with cash collateral from se-
  curities lending..............................................     19,663,600
 Decrease in dividends and interest receivable..................         46,459
 Decrease in payable for return of collateral received from se-
  curities lending..............................................    (19,663,600)
 Decrease in accrued expenses...................................        (44,348)
 Increase in prepaid expenses...................................         (9,545)
 Net amortization/accretion from investments....................        (99,307)
                                                                  -------------
 Net cash provided by operating activities......................     56,169,459
                                                                  -------------
Cash Flows from Financing Activities:
 Proceeds from shares issued....................................      5,476,309
 Cost of shares redeemed........................................    (60,936,817)
 Cash distributions paid........................................       (708,774)
                                                                  -------------
 Net cash used in financing activities..........................    (56,169,282)
                                                                  -------------
Increase in cash................................................            177
Cash:
 Beginning balance..............................................            162
                                                                  -------------
 Ending balance.................................................  $         339
                                                                  =============

Non-cash financing activities not included herein consist of reinvestment of dividends from net investment income and distributions of net realized capital gains of $620,556.
                       See notes to financial statements

MERCANTILE MUTUAL FUNDS, INC.
Small Cap Equity Portfolio

 Financial Highlights, Investor A Shares

                           For the
                         period ended
                           May 31,          For the years ended November 30,
                             1999       ------------------------------------------------
                         (Unaudited)     1998      1997      1996      1995     1994 (a)
                         ------------   -------   -------   -------   -------   --------
Net Asset Value,
 Beginning of Period....    $11.86      $ 15.03   $ 13.40   $ 13.44   $ 11.99   $ 13.14
                            ------      -------   -------   -------   -------   -------
Investment Activities
 Net investment loss....     (0.09)       (0.06)    (0.05)    (0.01)       --     (0.03)
 Net realized and
  unrealized gains
  (losses) from
  investments...........      0.97        (1.89)     2.50      1.03      2.36      0.89
                            ------      -------   -------   -------   -------   -------
 Total from Investment
  Activities............      0.88        (1.95)     2.45      1.02      2.36      0.86
                            ------      -------   -------   -------   -------   -------
Distributions
 In excess of net
  investment income.....        --           --        --     (0.01)       --        --
 Net realized gains.....     (0.05)       (1.19)    (0.82)    (1.05)    (0.91)    (1.78)
 In excess of net
  realized gains........        --        (0.03)       --        --        --     (0.23)
                            ------      -------   -------   -------   -------   -------
 Total Distributions....     (0.05)       (1.22)    (0.82)    (1.06)    (0.91)    (2.01)
                            ------      -------   -------   -------   -------   -------
Net Asset Value, End of
 Period.................    $12.69      $ 11.86   $ 15.03   $ 13.40   $ 13.44   $ 11.99
                            ======      =======   =======   =======   =======   =======
Total Return (excludes
 sales charge)..........      7.47%(b)   (14.19)%   19.45%     8.36%    21.47%     7.38%
Ratios/Supplementary
 Data:
Net Assets at end of
 period (000)...........    $9,187      $11,601   $14,213   $13,889   $15,056   $10,899
Ratio of expenses to
 average net assets.....      1.25%(c)     1.25%     1.25%     1.26%     1.26%     1.25%
Ratio of net investment
 income to average net
 assets.................     (0.60)%(c)   (0.45)%   (0.29)%   (0.13)%   (0.12)%   (0.44)%
Ratio of expenses to
 average net assets*....      1.36%(c)     1.35%     1.35%     1.36%     1.36%     1.36%
Portfolio turnover**....     27.68%       69.72%    80.23%    65.85%    83.13%    85.00%

*During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated. **Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued. (a) On September 27, 1994, the Portfolio redesignated the Investor Shares as "Investor A" Shares, and authorized the issuance of a series of shares designated as "Investor B" Shares. (b) Not annualized. (c) Annualized.

 Financial Highlights, Investor B Shares

                           For the
                         period ended                                          March 1, 1995
                           May 31,      For the years ended November 30,            to
                             1999       ------------------------------------   November 30,
                         (Unaudited)       1998         1997         1996        1996 (a)
                         ------------   ----------   ----------   ----------   -------------
Net Asset Value,
 Beginning of Period....    $11.53      $    14.74   $    13.24   $    13.37      $11.83
                            ------      ----------   ----------   ----------      ------
Investment Activities
 Net investment loss....     (0.14)          (0.14)       (0.13)       (0.07)      (0.03)
 Net realized and
  unrealized gains
  (losses) from
  investments...........      0.96           (1.85)        2.45         0.99        1.57
                            ------      ----------   ----------   ----------      ------
 Total from Investment
  Activities............      0.82           (1.99)        2.32         0.92        1.54
                            ------      ----------   ----------   ----------      ------
Distributions
 Net realized gains.....     (0.05)          (1.18)       (0.82)       (1.05)         --
 In excess of net
  realized gains........        --           (0.04)          --           --          --
                            ------      ----------   ----------   ----------      ------
 Total Distributions....     (0.05)          (1.22)       (0.82)       (1.05)         --
                            ------      ----------   ----------   ----------      ------
Net Asset Value, End of
 Period.................    $12.30      $    11.53   $    14.74   $    13.24      $13.37
                            ======      ==========   ==========   ==========      ======
Total Return (excludes
 redemption charge).....      7.16%(d)      (14.79)%      18.62%        7.63%      20.83%(b)
Ratios/Supplementary
 Data:
Net Assets at end of
 period (000)...........    $1,159          $1,286   $    1,503   $    1,272      $  603
Ratio of expenses to
 average net assets.....      1.95%(c)        1.95%        1.95%        1.96%       1.96%(c)
Ratio of net investment
 income to average net
 assets.................     (1.30)%(c)      (1.15)%      (0.99)%      (0.83)%     (0.78)%(c)
Ratio of expenses to
 average net assets*....      2.06%(c)        2.05%        2.05%        2.06%       2.06%(c)
Portfolio turnover**....     27.68%          69.72%       80.23%       65.85%      83.13%

*During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated. **Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued. (a) Period from commencement of operations. (b) Represents total return for the Investor A Shares from December 1, 1994 to February 28, 1995 plus the total return for the Investor B Shares from March 1, 1995 to November 30, 1995. (c) Annualized.
(d) Not annualized.

MERCANTILE MUTUAL FUNDS, INC.
Small Cap Equity Portfolio

 Financial Highlights, Trust Shares

                            For the
                          period ended
                            May 31,             For the years ended November 30,
                              1999        ----------------------------------------------------
                          (Unaudited)       1998       1997       1996       1995       1994
                          ------------    --------   --------   --------   --------   --------
Net Asset Value,
 Beginning of Period.....   $  12.02      $  15.17   $  13.49   $  13.49   $  12.01   $ 13.14
                            --------      --------   --------   --------   --------   -------
Investment Activities
 Net investment income
  (loss).................      (0.01)        (0.02)      0.01       0.02       0.03     (0.01)
 Net realized and
  unrealized gains
  (losses) from
  investments............       0.92         (1.91)      2.50       1.05       2.36      0.89
                            --------      --------   --------   --------   --------   -------
 Total from Investment
  Activities.............       0.91         (1.93)      2.51       1.07       2.39      0.88
                            --------      --------   --------   --------   --------   -------
Distributions
 Net investment income...         --            --      (0.01)     (0.02)        --        --
 Net realized gains......      (0.05)        (1.19)     (0.82)     (1.05)     (0.91)    (1.78)
 In excess of net
  realized gains.........         --         (0.03)        --         --         --     (0.23)
                            --------      --------   --------   --------   --------   -------
 Total Distributions.....      (0.05)        (1.22)     (0.83)     (1.07)     (0.91)    (2.01)
                            --------      --------   --------   --------   --------   -------
Net Asset Value, End of
 Period..................   $  12.88      $  12.02   $  15.17   $  13.49   $  13.49   $ 12.01
                            ========      ========   ========   ========   ========   =======
Total Return.............       7.62%(a)    (13.90)%    19.77%      8.72%     21.70%     7.56%
Ratios/Supplementary
 Data:
Net Assets at end of
 period (000)............   $102,304      $129,591   $211,643   $171,295   $139,681   $77,690
Ratio of expenses to
 average net assets......       0.95%(d)      0.95%      0.95%      0.96%      0.96%     0.95%
Ratio of net investment
 income to average net
 assets..................      (0.30)%(d)    (0.16)%     0.01%      0.17%      0.18%    (0.16)%
Ratio of expenses to
 average net assets*.....       1.35%(d)      1.35%      1.35%      1.06%      1.06%     1.36%
Portfolio turnover**.....      27.68%        69.72%     80.23%     65.85%     83.13%    85.00%
*During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
**Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued. (a) Not annualized. (b)
Annualized.

 Financial Highlights, Institutional Shares

                            For the
                          period ended
                            May 31,             For the years ended November 30,
                              1999        ----------------------------------------------------
                          (Unaudited)       1998       1997       1996       1995     1994 (a)
                          ------------    --------   --------   --------   --------   --------
Net Asset Value,
 Beginning of Period.....   $  11.82      $  14.98   $  13.36   $  13.40   $  11.96   $ 13.14
                            --------      --------   --------   --------   --------   -------
Investment Activities
 Net investment loss.....      (0.20)        (0.07)     (0.04)     (0.01)     (0.01)    (0.03)
 Net realized and
  unrealized gains
  (losses) from
  investments............       1.08         (1.87)      2.48       1.03       2.36      0.86
                            --------      --------   --------   --------   --------   -------
 Total from Investment
  Activities.............       0.88         (1.94)      2.44       1.02       2.35      0.83
                            --------      --------   --------   --------   --------   -------
Distributions
 In excess of net
  investment income......         --            --         --      (0.01)        --        --
 Net realized gains......      (0.05)        (1.19)     (0.82)     (1.05)     (0.91)    (1.78)
 In excess of net
  realized gains.........         --         (0.03)        --         --         --     (0.23)
                            --------      --------   --------   --------   --------   -------
 Total Distributions.....      (0.05)        (1.22)     (0.82)     (1.06)     (0.91)    (2.01)
                            --------      --------   --------   --------   --------   -------
Net Asset Value, End of
 Period..................   $  12.65      $  11.82   $  14.98   $  13.36   $  13.40   $ 11.96
                            ========      ========   ========   ========   ========   =======
Total Return.............       7.50%(b)    (14.17)%    19.41%      8.39%     21.43%     7.11%
Ratios/Supplementary
 Data:
Net Assets at end of
 period (000)............   $  9,797      $ 25,037   $ 34,395   $ 30,081   $ 17,620   $ 5,633
Ratio of expenses to
 average net assets......       1.24%(c)      1.25%      1.25%      1.26%      1.26%     1.25%
Ratio of net investment
 income to average net
 assets..................      (0.58)%(c)    (0.45)%    (0.29)%    (0.13)%    (0.11)%  (0.41)%
Ratio of expenses to
 average net assets*.....       1.35%(c)      1.35%      1.35%      1.36%      1.36%     1.37%
Portfolio turnover**.....      27.68%        69.72%     80.23%     65.85%     83.13%    85.00%

*During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated. **Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued. (a) On January 3, 1994, the Portfolio issued a new series of shares which were designated as "Institutional" Shares. The financial highlights presented for the period prior to January 3, 1994 represent financial highlights applicable to the Investor Shares. (b) Not annualized. (c) Annualized.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                  Mercantile Small Cap Equity Index Portfolio+

  Q. What is the objective of this new Portfolio?

  A. The Mercantile Small Cap Equity Index Portfolio attempts to mimic the performance of the Standard & Poor's SmallCap 600 Index before deducting the Portfolio's operating expense.

  Investors who put their money to work in the Mercantile Small Cap Equity Index Portfolio avoid some of the uncertainty of investing in an actively managed fund while gaining exposure to small company stocks.

  Q. Discuss the performance of the Portfolio for the period ended May 31, 1999.

  A. During the period, the Portfolio produced a -0.44% (Investor A Shares no load) return versus a -0.62% for the S&P SmallCap 600. The Portfolio's net assets were approximately $28 million at the end of the period.

  Q. Why did the Portfolio lag the index?

  A. Index funds usually trail their benchmarks by a small margin, reflecting the funds' operating expenses. Moreover, index funds tend to hold small amounts of cash, usually 0.5% to 1.0% of the fund, unless they rebalance their portfolios every day. That cash holding can hurt performance when the stock market is rising, or help performance when the market is falling. That said, the Portfolio's performance should be very close to that of the S&P SmallCap 600 over the long term.
-----
+ Small capitalization funds typically carry additional risks since smaller companies generally have a higher risk of failure. Historically, smaller companies' stocks have experienced a greater degree of market volatility than average.

                  Mercantile Small Cap Equity Index Portfolio

[CHART OF SMALL CAP EQUITY INDEX APPEARS HERE]
Value of a $10,000 Investment
                Investor A         Investor A          S & P SmallCap
Date            (No Load)           (Load)*                 600
----            ---------           -------                 ---
12/31/98          10,000             9,950                10,000
1/31/99            9,880             9,630                 9,874
2/28/99            9,010             8,782                 8,985
3/31/99            9,125             8,622                 9,101
4/30/99            9,736             9,202                 9,702
5/31/99            9,956             9,410                 9,938
                   Average Annual Total Returns as of 5/31/99
                           Since Inception (12/30/98)
                           ------------------------
Investor A (No Load)             -0.44%
Investor A*                      -5.90%
*  Reflects 5.50% sales charge.
** Reflects applicable contingent deferred sales charge (maximum 5.00%).

              [CHART OF SMALL CAP EQUITY INDEX TRUST APPEARS HERE] Value of a $10,000 Investment
                                                       S & P SmallCap
Date            Trust              Institutional            600
----            -----              -------------            ---
12/31/98         10,240               10,240              10,000
1/31/99           9,880                9,870               9,874
2/28/99           9,020                9,010               8,985
3/31/99           9,130                9,123               9,101
4/30/99           9,740                9,724               9,702
5/31/99           9,961                9,944               9,938
                   Average Annual Total Returns as of 5/31/99
                             Since Inception (12/30/98)
                             --------------------------
Trust                                -0.39%
Institutional                        -0.56%


  Past performance is not predictive of future results. Investment return and principal value will fluctuate, so that shares of a particular class, when redeemed, may be worth more or less than their original cost.

  The performance of the Mercantile Small Cap Equity Index Portfolio is measured against the Standard & Poor's SmallCap 600 Index, an unmanaged index generally representative of 600 domestic small-cap stocks in the market. Investors are unable to invest in the index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. By contrast, the performance of the Portfolio shown on the graph reflects the deduction of these value-added services, as well as the deduction of a 5.50% sales charge on Investor A Shares.

MERCANTILE MUTUAL FUNDS, INC.                  Schedule of Portfolio Investments
Small Cap Equity Index Portfolio                        May 31, 1999 (Unaudited)

Commercial Paper (0.6%):
                                                           Shares
                                                             or
                        Security                          Principal   Market
                       Description                         Amount      Value
                       -----------                        --------- -----------

Financial Services (0.6%):
Harsco, 4.95%, 6/1/99....................................  180,000  $   180,000
                                                                    -----------
TOTAL COMMERCIAL PAPER                                                  180,000
                                                                    -----------

Common Stocks (99.3%):

Advertising (1.1%):
Advo, Inc.(b)............................................    1,891       37,465
Catalina Marketing Corp.(b)..............................    1,596      141,346
Cyrk, Inc.(b)............................................    1,333        8,831
Ha-Lo Industries, Inc.(b)................................    3,889       46,911
True North Communications, Inc. .........................    3,874       90,555
                                                                    -----------
                                                                        325,108
                                                                    -----------
Aerospace/Defense (1.0%):
AAR Corp. ...............................................    2,391       47,222
Alliant Techsystems, Inc.(b).............................    1,056       89,760
BE Aerospace, Inc.(b)....................................    2,151       38,449
Kaman Corp. Class A......................................    2,089       27,679
Orbital Sciences Corp.(b)................................    3,169       71,699
                                                                    -----------
                                                                        274,809
                                                                    -----------
Airlines (0.2%):
Mesa Air Group, Inc.(b)..................................    2,440       16,165
Skywest, Inc. ...........................................    2,125       49,406
                                                                    -----------
                                                                         65,571
                                                                    -----------
Apparel (2.0%):
Ashworth, Inc. ..........................................    1,213        5,913
Authentic Fitness Corp. .................................    2,002       32,908
Cone Mills Corp.(b)......................................    2,174       13,452
Delta Woodside Industries, Inc. .........................    2,055       14,513
Galey & Lord, Inc.(b)....................................      993        4,096
Haggar Corp. ............................................      747        9,431
Hartmarx Corp.(b)........................................    2,996       14,793
K-Swiss, Inc. ...........................................      922       52,900
Kellwood Co. ............................................    2,423       57,546
Nautica Enterprises, Inc.(b).............................    3,210       51,962
Oshkosh B'gosh, Inc. ....................................    1,570       30,811
Oxford Industries, Inc. .................................      766       21,257
Phillps-Van Heusen Corp. ................................    2,352       20,580
Quiksilver, Inc.(b)......................................    2,823       80,455
St. John Knits, Inc. ....................................    1,463       41,878
Timberland Co.(b)........................................      966       62,549
Wolverine World Wide(b)..................................    3,704       50,004
                                                                    -----------
                                                                        565,048
                                                                    -----------
Automotive Parts (1.3%):
Breed Technologies, Inc.(b)..............................    3,166       10,487
O'Reilly Automotive, Inc.(b).............................    2,104       92,707
Simpson Industries, Inc. ................................    1,584       15,939
Spartan Motors, Inc. ....................................    1,048        6,026
Standard Motor Products, Inc. ...........................    1,089       25,932
Standard Products Co. ...................................    1,373       30,635
TBC Corp.(b).............................................    1,801       12,720
Titan International, Inc. ...............................    1,841       17,259
Tower Automotive, Inc.(b)................................    4,014       91,820

Common Stocks, continued:

                         Security                                     Market
                        Description                         Shares     Value
                        -----------                         ------- -----------

Automotive Parts, continued:
Wabash National Corp. .....................................   2,032      38,735
Walbro Corp.(b)............................................     755 $    14,770
Wynn's International, Inc. ................................   1,643      29,677
                                                                    -----------
                                                                        386,707
                                                                    -----------
Banking (7.5%):
Anchor Bancorp Wisconsin, Inc. ............................   1,542      25,443
Banknorth Group, Inc. .....................................   2,050      54,709
Carolina First Corp. ......................................   1,990      54,601
Centura Banks, Inc. .......................................   2,403     140,125
Commerce Bancorp, Inc. NJ..................................   2,383      95,916
Commercial Federal Corp. ..................................   5,222     119,127
Community First Bancshares.................................   4,216      89,327
Cullen/Frost Bankers, Inc. ................................   2,315     130,219
Downey Financial Corp. ....................................   2,421      53,262
First Bancorp / Puerto Rico................................   2,549      61,176
First Midwest Bancorp, Inc. ...............................   2,546      98,658
Firstmerit Corp. ..........................................   7,747     211,589
Hudson United Bancorp......................................   3,765     115,303
JSB Financial, Inc. .......................................     844      43,255
MAF Bancorp, Inc. .........................................   2,206      50,876
Premier Bancshares, Inc. ..................................   2,177      45,309
Provident Bankshares Corp. ................................   2,232      51,615
Queens County Bancorp, Inc. ...............................   1,872      59,202
Riggs National Corp. Washington, D.C. .....................   2,613      43,931
Silicon Valley Bancshares(b)...............................   1,753      33,745
St. Paul Bancorp, Inc. ....................................   3,561      92,363
Susquehanna Bancshares, Inc. ..............................   3,154      57,363
Trustco Bank Corp. NY......................................   2,325      65,100
U.S. Trust Corp. ..........................................   1,622     142,228
United Bankshares, Inc. ...................................   3,725      99,411
UST Corp. .................................................   3,701      89,287
Whitney Holding Corp. .....................................   2,006      81,745
                                                                    -----------
                                                                      2,204,885
                                                                    -----------
Beverages (0.4%):
Canandaigua Wine, Inc., Class A(b).........................   1,517      75,471
Coca-Cola Bottling Co. Consolidated........................     731      39,748
                                                                    -----------
                                                                        115,219
                                                                    -----------
Biotechnology (1.2%):
Advanced Tissue Sciences, Inc.(b)..........................   3,368      13,051
Bio-Technolgy General Corp.(b).............................   4,541      32,071
Enzo Biochem, Inc.(b)......................................   2,151      23,123
Idec Pharmaceuticals Corp.(b)..............................   1,745      88,013
Incyte Pharmaceuticals, Inc.(b)............................   2,412      62,712
Liposome Company, Inc.(b)..................................   3,269      46,788
Organogenesis, Inc.(b).....................................   2,533      28,021
Protein Design Labs, Inc.(b)...............................   1,598      31,361
Regeneron Pharmaceutical(b)................................   2,640      18,810
                                                                    -----------
                                                                        343,950
                                                                    -----------
Broadcasting & Publishing (0.6%):
Metro Networks, Inc.(b)....................................   1,452      80,768
Westwood One, Inc.(b)......................................   2,460      85,485
                                                                    -----------
                                                                        166,253
                                                                    -----------

                                   Continued

MERCANTILE MUTUAL FUNDS, INC.                  Schedule of Portfolio Investments
Small Cap Equity Index Portfolio                        May 31, 1999 (Unaudited)

Common Stocks, continued:

                         Security                                     Market
                        Description                         Shares     Value
                        -----------                         ------- -----------

Building Products (1.6%):
Apogee Enterprises, Inc. ..................................   2,382 $    28,435
Butler Manufacturing Co. ..................................     679      19,097
Elcor Corp. ...............................................   1,165      47,037
Florida Rock Industries....................................   1,626      64,837
Juno Lighting, Inc. .......................................   1,602      36,746
Lone Star Industries.......................................   1,746      62,201
Republic Group, Inc. ......................................     985      17,607
Simpson Manufacturing Co., Inc.(b).........................   1,035      45,928
Texas Industries, Inc. ....................................   1,794      65,257
TJ International, Inc. ....................................   1,312      36,080
Universal Forest Products..................................   1,764      31,752
                                                                    -----------
                                                                        454,977
                                                                    -----------
Business Services (0.5%):
National Data Corp. .......................................   2,953     138,976
                                                                    -----------
Chemicals (1.5%):
Cambrex Corp. .............................................   2,134      48,015
Chemfirst, Inc. ...........................................   1,634      38,910
Geon Company...............................................   2,058      61,997
Lilly Industries, Inc. ....................................   2,049      39,059
Macdermid, Inc. ...........................................   2,176      87,583
Mcwhorter Technologies, Inc.(b)............................     881      12,224
Mississippi Chemical Corp. ................................   2,263      21,781
O'Sullivan Corp. ..........................................   1,377      12,221
OM Group, Inc. ............................................   2,098      78,413
Penford Corp. .............................................     653       8,591
Quaker Chemical Corp. .....................................     764      13,275
Tetra Technologies, Inc.(b)................................   1,127       9,580
                                                                    -----------
                                                                        431,649
                                                                    -----------
Commercial Services (5.1%):
ABM Industries, Inc. ......................................   1,897      51,812
Billing Concepts Corp.(b)..................................   3,246      40,575
Bisys Group, Inc.(b).......................................   2,311     126,888
CDI Corp.(b)...............................................   1,704      55,167
Central Parking Corp. .....................................   2,524      82,030
Chemed Corp. ..............................................     851      27,604
CPI Corp. .................................................     854      26,901
DBT Online, Inc.(b)........................................   1,620      58,320
DeVry, Inc. ...............................................   6,029     134,144
Franklin Covey Co.(b)......................................   1,830      17,843
Insurance Auto Auctions, Inc.(b)...........................     954      12,283
Interim Services, Inc.(b)..................................   4,145      90,413
Lason, Inc.(b).............................................   1,351      51,760
Medquist, Inc.(b)..........................................   2,792     102,606
NFO Worldwide, Inc.(b).....................................   1,803      25,580
Norrell Corp. .............................................   2,267      42,081
Orthodontic Centers Of America, Inc.(b)....................   4,094      49,384
Parexel International Corp.(b).............................   2,155      51,585
Pediatrix Medical Group, Inc.(b)...........................   1,350      30,459
Pharmaceutical Product Development, Inc.(b)................   2,055      54,971
Phycor, Inc.(b)............................................   6,605      46,029
Plexus Corp.(b)............................................   1,315      40,190
Prepaid Legal Services, Inc.(b)............................   1,994      52,966
Primark Corp.(b)...........................................   1,806      48,875
Profit Recovery Group International, Inc.(b)...............   2,356      86,730

Common Stocks, continued:

                         Security                                     Market
                        Description                         Shares     Value
                        -----------                         ------- -----------

Commercial Services, continued:
Rural/Metro Corp. .........................................   1,269 $     9,597
Service Experts, Inc.(b)...................................   1,555      28,865
Volt Information Sciences, Inc.(b).........................   1,326      22,874
                                                                    -----------
                                                                      1,468,532
                                                                    -----------
Computer Software (5.6%):
Acxiom Corp.(b)............................................   6,766     182,681
American Management Systems(b).............................   3,605     114,458
Aspen Technology, Inc.(b)..................................   2,118      22,107
Avid Technology, Inc.(b)...................................   2,084      33,865
Cerner Corp.(b)............................................   2,872      57,799
Custom Tracks Corp.(b).....................................   1,325      79,500
Dendrite International, Inc.(b)............................   2,039      67,287
Dialogic Corp.(b)..........................................   1,408      46,992
Digi International, Inc.(b)................................   1,252      10,486
Digital Microwave Corp.(b).................................   5,333      67,329
Epicor Software Corp.(b)...................................   3,456      24,408
Fair, Issac & Co., Inc. ...................................   1,249      40,905
Filenet Corp.(b)...........................................   2,779      27,443
Harbinger Corp.(b).........................................   3,581      39,727
HNC Software, Inc.(b)......................................   2,237      60,539
Hyperion Solutions Corp.(b)................................   2,625      40,852
Inter-Tel, Inc. ...........................................   2,247      33,284
Macromedia, Inc.(b)........................................   3,589     137,615
Mercury Interactive Corp.(b)...............................   3,102     101,978
Midway Games, Inc.(b)......................................   3,305      35,116
National Instruments Corp.(b)..............................   2,877     109,506
Progress Software Corp.(b).................................   1,509      39,328
S3, Inc.(b)................................................   4,459      29,959
SEI Investments Co. .......................................   1,542     157,283
System Software Associates,Inc.(b).........................   4,084       8,296
TCSI Corp.(b)..............................................   1,985       5,273
Vantive Corp.(b)...........................................   2,270      24,686
Wall Data, Inc.(b).........................................     848       8,639
                                                                    -----------
                                                                      1,607,341
                                                                    -----------
Computers (3.4%):
Analysts International Corp. ..............................   1,993      31,763
Anixter International, Inc.(b).............................   3,667      64,860
Applied Magnetics Corp.(b).................................   3,619      10,857
Auspex Systems, Inc.(b)....................................   2,227      24,219
Banctec, Inc.(b)...........................................   1,674      26,993
CIBER, Inc.(b).............................................   4,647      99,620
Computer Task Group, Inc. .................................   1,766      29,360
Exabyte Corp.(b)...........................................   2,001      11,006
Factset Research Systems, Inc.(b)..........................   1,345      58,171
Hutchinson Technology(b)...................................   2,092      48,639
Inacom Corp.(b)............................................   3,853      42,624
Intervoice, Inc.(b)........................................   2,392      26,611
Jack Henry & Associates, Inc. .............................   1,729      61,055
Komag, Inc.(b).............................................   4,633      17,663
Kronos, Inc.(b)............................................   1,137      42,087
Microage, Inc.(b)..........................................   1,779       9,951
Micros Systems, Inc.(b)....................................   1,411      44,094
National Computer Systems, Inc. ...........................   2,751      85,969
Read-Rite Corp.(b).........................................   4,277      28,201
Technology Solutions Co.(b)................................   3,592      33,451
Telxon Corp. ..............................................   1,415      14,681

                                   Continued

MERCANTILE MUTUAL FUNDS, INC.                  Schedule of Portfolio Investments
Small Cap Equity Index Portfolio                        May 31, 1999 (Unaudited)

Common Stocks, continued:

                         Security                                     Market
                        Description                         Shares     Value
                        -----------                         ------- -----------

Computers, continued:
Whittman-Hart, Inc.(b).....................................   4,462 $   126,609
Xircom, Inc.(b)............................................   2,037      51,434
                                                                    -----------
                                                                        989,918
                                                                    -----------
Construction (0.3%):
Dycom Industries, Inc.(b)..................................   1,877      90,565
                                                                    -----------
Consumer Goods & Services (0.3%):
Brown Shoe Company, Inc. ..................................   1,562      29,678
Department 56, Inc.(b).....................................   1,648      54,693
                                                                    -----------
                                                                         84,371
                                                                    -----------
Containers & Packaging (0.1%):
Shorewood Packaging Corp.(b)...............................   2,344      40,141
                                                                    -----------
Diversified Operations (0.5%):
Delta & Pineland Co. ......................................   3,292      96,496
Triarc Co.(b)..............................................   2,508      51,101
                                                                    -----------
                                                                        147,597
                                                                    -----------
Electrical & Electronic (4.5%):
Analogic Corp. ............................................   1,053      34,288
Benchmark Electronics, Inc.(b).............................     976      29,280
BMC Industries, Inc. ......................................   2,332      23,466
Brady Corp. ...............................................   1,998      50,075
C-Cor Electronics(b).......................................     829      19,585
Checkpoint Systems, Inc.(b)................................   2,746      25,057
Coherent, Inc.(b)..........................................   2,089      33,685
CTS Corp. .................................................   1,131      63,336
Dionex Corp.(b)............................................   1,900      77,781
Electro Scientific Industries, Inc.(b).....................   1,058      39,675
Etec Systems, Inc.(b)......................................   1,865      50,005
Gentex Corp.(b)............................................   6,218     186,734
Hadco Corp.(b).............................................   1,199      37,169
Harmon Industries, Inc. ...................................     896      18,704
Innovex, Inc. .............................................   1,314      17,575
Itron, Inc. ...............................................   1,307      10,864
Kemet Corp.(b).............................................   3,358      53,938
Kent Electronics Corp.(b)..................................   2,459      32,121
Kulicke & Soffa Industries, Inc.(b)........................   2,058      43,475
Methode Electronics, Inc. .................................   3,082      56,824
Micrel, Inc.(b)............................................   1,706      95,536
OAK Industries, Inc.(b)....................................   1,568      75,558
Park Electrochemical Corp. ................................     886      21,209
Paxar Corp.(b).............................................   4,175      37,836
Photronics, Inc.(b)........................................   2,141      42,285
Standard Microsystems Corp.(b).............................   1,305       9,951
Technitrol, Inc. ..........................................   1,421      42,275
Trimble Navigation Ltd.(b).................................   1,920      24,000
Whittaker Corp.(b).........................................     946      25,424
X-Rite, Inc. ..............................................   1,798      12,586
                                                                    -----------
                                                                      1,290,297
                                                                    -----------
Electronic Components/Instruments (1.3%):
Belden, Inc. ..............................................   2,149      50,636
C&D Technologies, Inc. ....................................   1,104      30,153
C-Cube Microsystems, Inc.(b)...............................   3,221      80,726
Cable Design Technologies Corp.(b).........................   2,473      34,931
Insteel Industries, Inc. ..................................     737       6,357

Common Stocks, continued:

                         Security                                     Market
                        Description                         Shares     Value
                        -----------                         ------- -----------

Electronic Components/Instruments, continued:
Intermagnetics General Corp.(b)............................   1,065 $     8,320
SLI, Inc.(b)...............................................   2,363      76,502
Valence Technology, Inc.(b)................................   2,326      17,300
Vicor Corp.(b).............................................   3,678      60,687
                                                                    -----------
                                                                        365,612
                                                                    -----------
Engineering (0.5%):
Dames & Moore Group........................................   1,586      24,980
Insituform Technologies, Inc.(b)...........................   2,240      37,520
Morrison Knudsen Corp.(b)..................................   4,581      45,523
Stone & Webster, Inc. .....................................   1,166      28,567
                                                                    -----------
                                                                        136,590
                                                                    -----------
Entertainment (0.6%):
Anchor Gaming(b)...........................................   1,038      46,451
Aztar Corp.(b).............................................   3,913      26,413
Carmike Cinemas, Inc.(b)...................................     958      16,825
GC Companies, Inc.(b)......................................     682      24,637
Hollywood Park, Inc.(b)....................................   2,284      32,975
Players International, Inc.(b).............................   2,810      18,265
                                                                    -----------
                                                                        165,566
                                                                    -----------
Environmental Services (0.6%):
Imco Recycling, Inc. ......................................   1,483      24,840
Ionics, Inc.(b)............................................   1,414      44,276
Superior Services, Inc.(b).................................   2,834      60,754
Tetra Tech, Inc.(b)........................................   2,557      54,336
                                                                    -----------
                                                                        184,206
                                                                    -----------
Financial Services (2.4%):
Americredit Corp.(b).......................................   5,412      86,254
Amresco, Inc.(b)...........................................   3,941      27,094
Dain Rauscher Corp. .......................................   1,038      54,041
Eaton Vance Corp. .........................................   3,111      95,274
Hambrecht & Quist, Inc.(b).................................   2,117      76,080
Jefferies Group, Inc. .....................................   1,987      48,806
Legg Mason, Inc. ..........................................   4,882     165,073
Pioneer Group, Inc.(b).....................................   2,219      39,110
Raymond James Financial Corp. .............................   4,154      91,907
                                                                    -----------
                                                                        683,639
                                                                    -----------
Food Products (2.1%):
Chiquita Brands International, Inc. .......................   5,633      45,416
Corn Products International, Inc. .........................   3,089      91,126
Earthgrains Co. ...........................................   3,740      87,656
Fleming Cos., Inc. ........................................   3,299      34,021
J & J Snack Foods Corp.(b).................................     781      16,206
Michael Foods, Inc. .......................................   1,793      42,136
Nash Finch Co. ............................................     956       8,963
Ralcorp Holdings, Inc.(b)..................................   2,653      50,075
Richfood Holdings, Inc. ...................................   4,097      52,493
Smithfield Foods, Inc.(b)..................................   3,633      96,955
Whole Foods Market, Inc.(b)................................   2,289      94,993
                                                                    -----------
                                                                        620,040
                                                                    -----------
Forest Products & Paper (0.5%):
Buckeye Technologies, Inc.(b)..............................   3,079      50,226
Caraustar Industries, Inc. ................................   2,219      58,526

                                   Continued

MERCANTILE MUTUAL FUNDS, INC.                  Schedule of Portfolio Investments
Small Cap Equity Index Portfolio                        May 31, 1999 (Unaudited)

Common Stocks, continued:

                         Security                                     Market
                        Description                         Shares     Value
                        -----------                         ------- -----------

Forest Products & Paper, continued:
Pope & Talbot, Inc. .......................................   1,217 $    12,170
Schweitzer-Mauduit International, Inc. ....................   1,413      21,637
                                                                    -----------
                                                                        142,559
                                                                    -----------
Gas - Distribution (2.2%):
Atmos Energy Corp. ........................................   2,683      68,752
Cascade Natural Gas Corp. .................................     934      15,703
Connecticut Energy Corp. ..................................     875      32,867
Energen Corp. .............................................   2,600      49,725
New Jersey Resources.......................................   1,544      58,286
Northwest Natural Gas Co. .................................   2,167      52,008
Penn Enterprises, Inc. ....................................     859      24,911
Piedmont Natural Gas Co. ..................................   2,702      91,361
Public Service Co. of North Carolina.......................   1,728      50,112
Southwest Gas Corp. .......................................   2,676      75,597
Southwestern Energy Co. ...................................   2,178      20,555
Wicor, Inc. ...............................................   3,217      82,034
                                                                    -----------
                                                                        621,911
                                                                    -----------
Health Care (4.2%):
Adac Laboratories(b).......................................   1,812      14,609
American Oncology Resources(b).............................   2,862      29,067
Ballard Medical Products...................................   2,698      64,078
Cooper Companies, Inc.(b)..................................   1,223      27,747
Coventry Health Care, Inc.(b)..............................   5,111      67,720
Curative Health Services, Inc.(b)..........................   1,061       7,228
Datascope Corp.(b).........................................   1,276      32,099
Diagnostic Products Corp. .................................   1,240      28,210
Genesis Health Ventures(b).................................   3,058      13,570
Hanger Orthopedic Group, Inc.(b)...........................   1,667      27,297
Hologic, Inc.(b)...........................................   1,209       9,219
Idexx Laboratories, Inc.(b)................................   3,314      84,506
Integrated Health Services, Inc.(b)........................   4,579      26,902
Invacare Corp. ............................................   2,562      63,890
Magellan Health Services(b)................................   2,785      22,454
Mariner Post-Acute Network(b)..............................   6,360      14,310
Maxxim Medical, Inc.(b)....................................   1,208      19,177
Mentor Corp. ..............................................   2,071      33,007
Molecular Biosystems, Inc.(b)..............................   1,602       4,005
Renal Care Group, Inc.(b)..................................   3,806     105,616
Resound Corp.(b)...........................................   1,755      13,492
Respironics, Inc.(b).......................................   2,754      44,408
Safeskin Corp.(b)..........................................   4,707      58,838
Sierra Health Services, Inc.(b)............................   2,387      36,402
Sola International, Inc.(b)................................   2,170      36,212
Spacelabs Medical, Inc.(b).................................     811      12,571
Summit Technology, Inc.(b).................................   3,661      72,304
Sunrise Medical, Inc.(b)...................................   1,973      16,401
Universal Health Services(b)...............................   2,868     143,041
Varian Medical Systems, Inc. ..............................   2,629      49,458
Vital Signs, Inc. .........................................   1,060      20,339
                                                                    -----------
                                                                      1,198,177
                                                                    -----------
Home Builders (1.9%):
Champion Enterprises, Inc.(b)..............................   4,124      84,284
Coachmen Industries, Inc. .................................   1,412      31,064
D.R. Horton, Inc. .........................................   5,597      95,148
M.D.C. Holdings, Inc. .....................................   1,577      31,146

Common Stocks, continued:

                        Security                                    Market
                       Description                        Shares     Value
                       -----------                        ------- -----------

Home Builders, continued:
Oakwood Homes Corp. .....................................   4,121 $    51,513
Ryland Group, Inc. ......................................   1,307      36,351
Skyline Corp. ...........................................     812      25,324
Southern Energy Homes, Inc.(b)...........................   1,114       5,187
Standard-Pacific Corp. ..................................   2,546      33,416
Thor Industries, Inc. ...................................   1,022      26,891
Toll Brothers, Inc.(b)...................................   3,192      69,626
U.S. Home Corp.(b).......................................   1,132      39,054
Winnebago Industries.....................................   1,939      31,994
                                                                  -----------
                                                                      560,998
                                                                  -----------
Home Furnishings (1.1%):
Bassett Furniture Industries.............................   1,087      26,088
Ethan Allen Interiors, Inc. .............................   3,556     113,363
Fedders Corp. ...........................................   3,138      17,847
Harman International.....................................   1,506      66,829
La-Z Boy, Inc. ..........................................   4,518      89,795
Royal Appliance Manufacturing(b).........................   1,719       7,736
                                                                  -----------
                                                                      321,658
                                                                  -----------
Hotels & Lodging (0.3%):
Marcus Corp. ............................................   2,682      33,693
Prime Hospitality Corp.(b)...............................   4,481      46,770
                                                                  -----------
                                                                       80,463
                                                                  -----------
Household Products/Wares (1.1%):
Gibson Greetings, Inc.(b)................................   1,339       9,708
John H. Harland Co. .....................................   2,644      47,262
Libbey, Inc. ............................................   1,431      42,841
Nashua Corp. ............................................     509       5,790
National Presto Industries, Inc. ........................     655      24,440
New England Business Service, Inc. ......................   1,245      33,848
Russ Berrie & Co., Inc. .................................   1,883      48,370
Swiss Army Brands, Inc.(b)...............................     720       5,805
The Scott's Co.(b).......................................   1,610      70,839
Toro Co. ................................................   1,069      35,878
USA Detergents, Inc.(b)..................................   1,243       6,448
                                                                  -----------
                                                                      331,229
                                                                  -----------
Insurance (4.7%):
American Bankers Insurance Group.........................   3,751     201,148
Arthur J. Gallagher & Co. ...............................   1,501      73,080
Capital Re Corp. ........................................   2,808      45,806
CMAC Investment Corp. ...................................   2,013     101,782
Delphi Financial Group(b)................................   1,769      61,351
Enhance Financial Services Group.........................   3,221      63,011
Executive Risk, Inc. ....................................     925      78,856
Fidelity National Financial, Inc. .......................   2,480      42,005
First American Financial Corp. ..........................   5,223      85,853
Fremont General Corp. ...................................   6,054     128,269
Frontier Insurance Group, Inc. ..........................   3,229      55,498
Hilb, Rogal, & Hamilton Co. .............................   1,122      22,861
Mutual Risk Management Ltd. .............................   3,447     125,816
NAC RE Corp. ............................................   1,572      85,772
Orion Capital Corp. .....................................   2,380      69,466
Selective Insurance Group................................   2,397      45,243
Trenwick Group, Inc. ....................................   1,010      31,815
Zenith National Insurance Corp. .........................   1,487      33,829
                                                                  -----------
                                                                    1,351,461
                                                                  -----------

                                   Continued

MERCANTILE MUTUAL FUNDS, INC.                  Schedule of Portfolio Investments
Small Cap Equity Index Portfolio                        May 31, 1999 (Unaudited)

Common Stocks, continued:

                         Security                                     Market
                        Description                         Shares     Value
                        -----------                         ------- -----------

Iron/Steel (0.4%):
Birmingham Steel Corp. ....................................   2,538 $    13,007
Material Sciences Corp.(b).................................   1,363      15,163
Reliance Steel & Aluminum Co. .............................   1,624      57,855
Steel Technologies, Inc. ..................................     998       8,982
WHX Corp.(b)...............................................   1,517      11,378
                                                                    -----------
                                                                        106,385
                                                                    -----------
Leisure & Recreation/Gaming (0.6%):
Arctic Cat, Inc. ..........................................   2,405      19,992
Family Golf Centers, Inc.(b)...............................   2,246      20,425
Huffy Corp. ...............................................   1,020      13,706
K2, Inc. ..................................................   1,450      14,409
Polaris Industries, Inc. ..................................   2,257      97,192
                                                                    -----------
                                                                        165,724
                                                                    -----------
Machinery & Equipment (2.9%):
Applied Industrial Technology, Inc. .......................   1,865      31,588
Applied Power, Inc. .......................................   3,306      80,170
Astec Industries, Inc.(b)..................................   1,620      60,548
Baldor Electric Co. .......................................   3,208      61,754
Cognex Corp.(b)............................................   3,486      93,685
Esterline Technologies Corp.(b)............................   1,500      22,406
Flow International Corp.(b)................................   1,220      12,048
Gardner Denver Machinery, Inc.(b)..........................   1,422      24,352
Gerber Scientific, Inc. ...................................   1,914      44,740
Global Industries Technologies, Inc.(b)....................   1,863      23,171
Graco, Inc. ...............................................   1,712      55,961
Helix Technology Corp. ....................................   1,977      33,733
JLG Industries, Inc. ......................................   3,827      73,909
Lindsay Manufacturing Co. .................................   1,147      20,216
Manitowoc Co. .............................................   2,257      76,738
Regal Beloit Corp. ........................................   1,777      41,315
Robbins & Myers, Inc. .....................................     935      22,323
Speedfam-IPEC, Inc.(b).....................................   2,504      32,865
Thomas Industries, Inc. ...................................   1,398      28,310
                                                                    -----------
                                                                        839,832
                                                                    -----------
Manufacturing--Consumer Goods (0.3%):
Aptargroup, Inc. ..........................................   3,120      85,800
                                                                    -----------
Metal Fabrication & Hardware (1.1%):
A.M. Castle & Co. .........................................   1,260      19,373
Amcast Industrial Corp. ...................................     795      13,366
Commercial Metals Co. .....................................   1,230      28,828
Intermet Corp. ............................................   2,231      30,955
Lawson Products............................................     940      23,265
Mueller Industries, Inc.(b)................................   3,088      89,551
Quanex Corp. ..............................................   1,269      33,153
Valmont Industries.........................................   2,195      36,286
Wolverine Tube, Inc.(b)....................................   1,266      30,147
                                                                    -----------
                                                                        304,924
                                                                    -----------
Metals & Mining (0.7%):
Amcol International Corp. .................................   2,306      32,716
Brush Wellman, Inc. .......................................   1,437      24,339
Commonwealth Industries, Inc. .............................   1,403      15,082
Couer D'Alene Mines Corp.(b)...............................   1,853       7,759
Hecla Mining Co.(b)........................................   4,758      11,598

Common Stocks, continued:

                         Security                                     Market
                        Description                         Shares     Value
                        -----------                         ------- -----------

Metals & Mining, continued:
RTI International Metals, Inc.(b)..........................   1,749 $    23,284
Stillwater Mining Co.(b)...................................   2,945      94,056
                                                                    -----------
                                                                        208,834
                                                                    -----------
Miscellaneous Manufacturing (2.4%):
A.O. Smith Corp. ..........................................   1,981      48,287
A.T. Cross Co. Class A.....................................   1,447       9,044
Barnes Group, Inc. ........................................   1,717      39,598
Bell Industries, Inc.(b)...................................     805       8,251
Blount International, Inc. Class A.........................   3,233      90,120
Clarcor, Inc. .............................................   2,144      39,396
Griffon Corp.(b)...........................................   2,636      21,088
Justin Industries..........................................   2,294      30,826
Lydall, Inc.(b)............................................   1,384      16,695
Mascotech, Inc. ...........................................   4,021      62,828
Myers Industries, Inc. ....................................   1,582      36,188
Roper Industries, Inc. ....................................   2,661      85,817
Scott Technologies, Inc.(b)................................   1,597      30,143
SPS Technologies, Inc.(b)..................................   1,060      44,918
Standex International Corp. ...............................   1,090      28,476
Sturm, Ruger, & Co., Inc. .................................   2,331      26,078
Tredegar Corp. ............................................   3,221      69,050
                                                                    -----------
                                                                        686,803
                                                                    -----------
Office Equipment & Services (0.4%):
Interface, Inc. ...........................................   4,556      35,309
Zebra Technologies Corp., Class A(b).......................   2,756      88,537
                                                                    -----------
                                                                        123,846
                                                                    -----------
Oil & Exploration, Production & Services (3.3%):
Barrett Resources Corp.(b).................................   2,794      94,471
Benton Oil & Gas Co.(b)....................................   2,532       8,862
Cabot Oil & Gas Corp. .....................................   2,177      38,914
Cross Timbers Oil Co. .....................................   3,992      43,164
Daniel Industries..........................................   1,520      31,920
Devon Energy Corp. ........................................   2,839      98,654
Eagle Geophysical, Inc.(b).................................     129         436
HS Resources, Inc.(b)......................................   1,629      19,548
Input/Output, Inc.(b)......................................   4,402      37,417
Newfield Exploration Co.(b)................................   3,531      89,599
Oceaneering International, Inc.(b).........................   1,937      29,902
Plains Resources, Inc.(b)..................................   1,472      25,300
Pogo Producing Co. ........................................   3,526      64,570
Pool Energy Services Co.(b)................................   1,788      30,173
Pride International, Inc.(b)...............................   4,379      45,706
Remington Oil & Gas Corp.(b)...............................   1,837       7,578
Seacor Holdings, Inc.(b)...................................   1,138      56,473
Seitel, Inc.(b)............................................   2,007      31,736
St. Mary Land & Exploration Co. ...........................     930      18,600
Stone Energy Corp.(b)......................................   1,265      47,675
Tuboscope, Inc.(b).........................................   3,827      51,186
Vintage Petroleum, Inc. ...................................   4,599      51,739
WD-40 Co. .................................................   1,380      35,449
                                                                    -----------
                                                                        959,072
                                                                    -----------
Pharmaceuticals (3.8%):
Alliance Pharmaceutical Corp.(b)...........................   2,914       8,651
Alpharma, Inc. ............................................   2,318      61,862

                                   Continued

MERCANTILE MUTUAL FUNDS, INC.                  Schedule of Portfolio Investments
Small Cap Equity Index Portfolio                        May 31, 1999 (Unaudited)

Common Stocks, continued:

                         Security                                     Market
                        Description                         Shares     Value
                        -----------                         ------- -----------

Pharmaceuticals, continued:
Barr Laboratories, Inc.(b).................................   1,984 $    65,348
Bindley Western Industries, Inc. ..........................   1,961      59,075
Biomatrix, Inc.(b).........................................   2,014      61,679
Cephalon, Inc.(b)..........................................   2,461      33,224
COR Therapeutics, Inc.(b)..................................   2,122      30,106
Cygnus, Inc.(b)............................................   1,927      21,920
Dura Pharmaceuticals, Inc.(b)..............................   3,971      41,199
Express Scripts, Inc.(b)...................................   2,935     205,816
Immune Response Corp.(b)...................................   2,051      13,075
Jones Pharma, Inc. ........................................   2,467      87,732
Natures Sunshine Products, Inc. ...........................   1,588      19,354
NBTY, Inc.(b)..............................................   5,912      37,135
NCS Healthcare, Inc.(b)....................................   1,779      24,461
North American Vaccine, Inc.(b)............................   2,831      15,217
Noven Pharmaceuticals, Inc.(b).............................   1,820      11,148
Patterson Dental Co.(b)....................................   2,912     106,651
Priority Healthcare Corp. Class A(b).......................   1,116      38,084
Priority Healthcare Corp. Class B(b).......................     542      18,496
Roberts Pharmaceutical Corp.(b)............................   2,758      52,402
Syncor International Corp.(b)..............................     929      31,586
U.S. Bioscience, Inc.(b)...................................   2,336      18,834
Vertex Pharmaceuticals, Inc.(b)............................   2,210      44,338
                                                                    -----------
                                                                      1,107,393
                                                                    -----------
Printing & Publishing (1.4%):
Bowne & Co., Inc. .........................................   3,179      53,248
Consolidated Graphics, Inc.(b).............................   1,278      58,948
Merrill Corp. .............................................   1,442      21,810
Thomas Nelson, Inc. .......................................   1,247      12,236
Valassis Communications, Inc.(b)...........................   4,925     171,452
World Color Press, Inc.(b).................................   3,304      84,252
                                                                    -----------
                                                                        401,946
                                                                    -----------
Restaurants (2.3%):
Applebees International, Inc. .............................   2,586      76,287
CEC Entertainment, Inc.(b).................................   1,580      59,744
CKE Restaurant, Inc. ......................................   4,475      82,228
Consolidated Products, Inc.(b).............................   2,279      42,162
Foodmaker, Inc.(b).........................................   3,253      87,831
IHOP Corp.(b)..............................................   1,686      40,253
Landry's Seafood Restaurants, Inc.(b)......................   2,590      23,634
Luby's, Inc. ..............................................   1,956      33,252
Panera Bread Co.(b)........................................   1,003       7,021
Ruby Tuesday, Inc. ........................................   2,788      51,752
Ryan's Family Steak Houses, Inc.(b)........................   3,445      40,263
Sonic Corp.(b).............................................   1,636      45,041
Taco Cabana, Inc. Class A(b)...............................   1,176      12,569
TCBY Enterprises, Inc. ....................................   1,944      12,879
The Cheesecake Factory, Inc.(b)............................   1,715      47,377
                                                                    -----------
                                                                        662,293
                                                                    -----------
Retail Stores (5.7%):
Ames Department Stores, Inc.(b)............................   1,994      81,754
Anntaylor Stores Corp.(b)..................................   2,235      96,524
Books-A-Million, Inc.(b)...................................   1,516      12,507
Building Materials Holding Corp.(b)........................   1,131      13,007
Casey's General Stores, Inc. ..............................   4,570      61,409
Cash America Investments, Inc. ............................   2,191      27,798

Common Stocks, continued:

                         Security                                     Market
                        Description                         Shares     Value
                        -----------                         ------- -----------

Retail Stores, continued:
Cato Corp. ................................................   2,384 $    31,290
Damark International, Inc.(b)..............................     551       5,407
Discount Auto Parts(b).....................................   1,453      35,962
Dress Barn, Inc.(b)........................................   1,951      28,655
Footstar, Inc.(b)..........................................   2,152      83,525
Goody's Family Clothing, Inc.(b)...........................   2,919      31,744
Gottschalks, Inc.(b).......................................   1,049       8,654
Gymboree Corp.(b)..........................................   2,122      26,127
Hancock Fabrics, Inc. .....................................   1,680       9,555
Hughes Supply, Inc. .......................................   2,138      57,592
J. Baker, Inc. ............................................   1,252       9,077
JAN Bell Marketing, Inc.(b)................................   2,465       7,549
Jo-Ann Stores, Inc.(b).....................................   1,626      27,337
Just For Feet, Inc(b)......................................   2,676      20,405
Lillian Vernon Corp. ......................................     805      10,364
Linens 'N Things, Inc.(b)..................................   3,341     133,222
Men's Wearhouse, Inc. (The)(b).............................   3,009      76,824
Michaels Stores, Inc.(b)...................................   2,433      65,083
Pacific Sunwear Of California, Inc.(b).....................   1,788      67,050
Pier 1 Imports, Inc. ......................................   8,437      93,334
Regis Corp. ...............................................   3,144      75,849
Shopko Stores, Inc.(b).....................................   2,266      80,443
Sports Authority, Inc. (The)(b)............................   2,797      13,985
Stein Mart, Inc.(b)........................................   3,948      36,272
Stride Rite Corp. .........................................   4,070      42,481
The Bombay Company, Inc.(b)................................   3,277      20,072
Williams-Sonoma, Inc.(b)...................................   4,793     142,891
Zale Corp.(b)..............................................   3,147     121,356
                                                                    -----------
                                                                      1,655,104
                                                                    -----------
Security Services (0.4%):
Kroll O'Gara Co. Ltd.(b)...................................   1,788      35,928
Security Dynamics Technologies, Inc.(b)....................   3,518      66,842
                                                                    -----------
                                                                        102,770
                                                                    -----------
Semiconductors (2.8%):
Alpha Industries, Inc.(b)..................................   1,423      49,538
Burr-Brown Corp.(b)........................................   3,170     101,440
Dallas Semiconductor Corp. ................................   2,412     104,922
Electroglas, Inc.(b).......................................   1,688      24,476
General Semiconductor, Inc.(b).............................   3,179      24,637
International Rectifier Corp.(b)...........................   4,474      48,655
Lattice Semiconductor Corp.(b).............................   2,075     101,934
Marshall Industries(b).....................................   1,454      25,627
Novellus Systems, Inc.(b)..................................   3,373     164,645
Pioneer-Standard Electronics...............................   2,288      22,451
Silicon Valley Group, Inc.(b)..............................   2,880      39,600
Three-Five Systems, Inc.(b)................................     598       8,036
Ultratech Stepper, Inc.(b).................................   1,787      23,454
Unitrode Corp.(b)..........................................   2,779      57,838
Watkins-Johnson Co. .......................................     723      17,894
                                                                    -----------
                                                                        815,147
                                                                    -----------
Telecommunications (2.0%):
Adaptive Broadband Corp.(b)................................   1,323      21,003
Allen Telecom, Inc.(b).....................................   2,367      24,706
Aspect Telecommunications Corp.(b).........................   4,403      37,426
Centigram Communications Corp.(b)..........................     541       5,207

                                   Continued

MERCANTILE MUTUAL FUNDS, INC.                 Schedule of Portfolio Investments
Small Cap Equity Index Portfolio                       May 31, 1999 (Unaudited)

Common Stocks, continued:

                          Security                                     Market
                        Description                          Shares     Value
                        -----------                          ------- -----------

Telecommunications, continued:
Commscope, Inc.(b)..........................................   4,312     113,189
DSP Communications, Inc.(b).................................   3,430     105,472
General Communication, Inc. Class A(b)......................   4,333      21,394
Network Equipment Technologies, Inc.(b).....................   1,833      19,017
P-Com, Inc.(b)..............................................   3,780      16,656
Picturetel Corp.(b).........................................   3,294      29,234
Plantronics, Inc.(b)........................................   1,442      88,322
Powerwave Technologies, Inc.(b).............................   1,742      40,284
Symmetricom, Inc.(b)........................................   1,295       8,256
Talk.Com, Inc.(b)...........................................   4,191      43,482
                                                                     -----------
                                                                         573,648
                                                                     -----------
Textile Products (0.5%):
Angelica Corp. .............................................     794      13,448
Dixie Group, Inc. (The).....................................     956       8,724
G & K Services, Inc. .......................................   1,746      82,498
Guilford Mills, Inc. .......................................   2,039      20,390
Pillowtex Corp. ............................................   1,266      20,573
                                                                     -----------
                                                                         145,633
                                                                     -----------
Tobacco (0.1%):
Dimon, Inc. ................................................   3,860      20,265
                                                                     -----------
Transportation & Shipping (2.7%):
Air Express International Corp. ............................   2,913      72,825
American Freightways Corp.(b)...............................   2,787      48,773
Arkansas Best Corp. ........................................   1,680      14,910
Expeditors International Washington, Inc. ..................   2,158     120,039
Fritz Companies, Inc.(b)....................................   3,105      33,379
Frozen Foods Express Industries.............................   1,473      10,127
Halter Marine Group, Inc.(b)................................   2,478      18,275
Heartland Express, Inc.(b)..................................   2,564      39,261
Kirby Corp.(b)..............................................   1,795      33,881
Landstar System, Inc.(b)....................................     919      34,577
M.S. Carriers, Inc.(b)......................................   1,025      32,416
Offshore Logistics, Inc.(b).................................   1,849      20,917
Pittson Bax Group...........................................   1,638      17,711
Railtex, Inc.(b)............................................     794      10,719
Rollins Truck Leasing Corp. ................................   5,077      55,212
U.S. Freightways Corp. .....................................   2,280      89,775
Werner Enterprises, Inc. ...................................   4,107      79,316
Yellow Corp.(b).............................................   2,268      38,556
                                                                     -----------
                                                                         770,669
                                                                     -----------
Utilities--Gas & Electric (1.9%):
Bangor Hydro-Electric Co.(b)................................     656       9,266
Central Hudson Gas & Electric ..............................   1,483      62,564
Central Vermont Public Service Corp. .......................     963      11,496
Cilcorp, Inc. ..............................................   1,227      74,770
Commonwealth Energy System..................................   1,825      77,334
Eastern Utilities Associates................................   1,742      50,300
Green Mountain Power Corp. .................................     495       5,136
Orange & Rockland Utilities, Inc. ..........................   1,220      70,989
Sierra Pacific Resources....................................   2,635      95,848
TNP Enterprises, Inc. ......................................   1,199      44,738
United Illuminating Co. (The)...............................   1,282      56,168
                                                                     -----------
                                                                         558,609
                                                                     -----------

Common Stocks, continued:

                         Security                                     Market
                        Description                         Shares     Value
                        -----------                         ------- -----------

Water Utility (0.7%):
American States Water Co. .................................     776      20,710
Aquarion Co. ..............................................     943      29,292
Philadelphia Suburban Corp. ...............................   3,553      78,165
United Water Resources, Inc. ..............................   3,208      69,774
                                                                    -----------
                                                                        197,941
                                                                    -----------
Wholesale Distribution (0.7%):
Aviation Sales Co.(b)......................................   1,078      41,503
Brightpoint, Inc.(b).......................................   4,529      25,759
Insight Enterprises, Inc.(b)...............................   2,209      56,053
Owens & Minor, Inc. .......................................   2,856      31,059
Watsco, Inc. ..............................................   2,456      47,432
                                                                    -----------
                                                                        201,806
                                                                    -----------
TOTAL COMMON STOCKS                                                  28,650,467
                                                                    -----------
TOTAL INVESTMENTS
 (Cost $29,197,148)(a)--99.9%                                        28,830,467
Other assets in excess of liabilities--0.1%                              16,454
                                                                    -----------
TOTAL NET ASSETS--100.0%                                            $28,846,921
                                                                    ===========

-----
(a)Represents cost for federal income tax purposes and differs from value by net unrealized depreciation of securities as follows:

      Unrealized appreciation..  $ 2,466,878
      Unrealized depreciation..   (2,833,559)
                                 -----------
      Net unrealized deprecia-
       tion....................  $  (366,681)
                                 ===========

(b)Represents non-income producing securities.

(c)A portion of this security was loaned as of May 31, 1999.

                                   Continued

MERCANTILE MUTUAL FUNDS, INC.
Small Cap Equity Index Portfolio

Statement of
Assets and
Liabilities

                                                        May 31, 1999 (Unaudited)

Assets:
Investments, at value (cost $29,197,148).................          $28,830,467
Cash.....................................................                  788
Interest and dividends receivable........................               17,275
Receivable for investments sold..........................               70,275
Prepaid expenses and other assets........................                1,981
                                                                   -----------
 Total Assets............................................           28,920,786
Liabilities:
Payable for investments purchased........................  $52,270
Payable for capital shares redeemed......................       89
Accrued expenses and other payables:
 Investment advisory fees................................    9,796
 Administration fees.....................................      395
 Distribution and administrative services fees...........    3,968
 Custodian fees..........................................    1,225
 Other liabilities.......................................    6,122
                                                           -------
 Total Liabilities.......................................               73,865
                                                                   -----------
Net Assets:
Capital..................................................           28,602,937
Undistributed net investment income......................                4,121
Accumulated net realized gains from investment
 transactions............................................              606,544
Net unrealized depreciation from investments.............             (366,681)
                                                                   -----------
Net Assets...............................................          $28,846,921
                                                                   ===========
Investor A Shares
 Net Assets..............................................          $   114,556
 Shares..................................................               11,515
 Redemption price per share..............................                $9.95
                                                                         =====
Maximum Sales Charge -- Investor A Shares................                 5.50%
 Maximum Offering Price
 (100%/(100% -- Maximum Sales Charge) of net asset value
 adjusted to the nearest cent) per share.................               $10.53
                                                                        ======
Trust Shares
 Net Assets..............................................          $13,217,568
 Shares..................................................            1,327,900
 Offering and redemption price per share.................                $9.95
                                                                         =====
Institutional Shares
 Net Assets..............................................          $15,514,797
 Shares..................................................            1,560,503
 Offering and redemption price per share.................                $9.94
                                                                         =====

-----
(a) For the period from December 30, 1998 (commencement of operations) through May 31, 1999.
 Statement of Operations
                                For the period ended May 31, 1999(a) (Unaudited)

Investment Income:
Interest income.............................................         $  96,318
                                                                     ---------
 Total Income...............................................            96,318
Expenses:
Investment advisory fees.................................... $34,656
Administration fees.........................................  20,008
Distribution and services fees, Investor A Shares...........      42
Administrative services fees,
 Trust Shares...............................................  11,111
Administrative services fees, Institutional Shares..........  18,858
Accounting fees.............................................   9,878
Custodian fees..............................................   4,863
Transfer agent fees.........................................   2,762
Other.......................................................   8,437
                                                             -------
 Total expenses before voluntary fee reductions.............           110,615
 Expenses voluntarily reduced...............................           (37,191)
                                                                     ---------
 Net Expenses...............................................            73,424
                                                                     ---------
Net investment income.......................................            22,894
                                                                     ---------
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions.............           606,544
Net change in unrealized depreciation from investments......          (366,681)
                                                                     ---------
Net realized/unrealized gains from investments..............           239,863
                                                                     ---------
Change in net assets resulting from operations..............         $ 262,757
                                                                     =========

                       See notes to financial statements

MERCANTILE MUTUAL FUNDS, INC.
Small Cap Equity Index Portfolio

 Statements of Changes in Net Assets

                                                                     For the
                                                                   period ended
                                                                     May 31,
                                                                     1999(a)
                                                                   (Unaudited)
                                                                   ------------
From Investment Activities:
Operations:
 Net investment income............................................ $    22,894
 Net realized gains from investment transactions..................     606,544
 Net change in unrealized depreciation from investments...........    (366,681)
                                                                   -----------
Change in net assets resulting from operations....................     262,757
                                                                   -----------
Distributions to Investor A Shareholders:
 From net investment income.......................................          (9)

Distributions to Trust Shareholders:
 From net investment income.......................................     (12,830)

Distributions to Institutional Shareholders:
 From net investment income.......................................      (5,934)
                                                                   -----------
Change in net assets from shareholder distributions...............     (18,773)
                                                                   -----------
Change in net assets from capital transactions....................  28,602,937
                                                                   -----------
Change in net assets..............................................  28,846,921

Net Assets:
 Beginning of period..............................................          --
                                                                   -----------
 End of period.................................................... $28,846,921
                                                                   ===========

-----
(a)For the period from December 30, 1998 (commencement of operations) through May 31, 1999.


                       See notes to financial statements

MERCANTILE MUTUAL FUNDS, INC.
Small Cap Equity Index Portfolio

 Financial Highlights, Investor A Shares

                                                                  December 30,
                                                                     1998 to
                                                                    May 31,
                                                                     1999(a)
                                                                  (Unaudited)
                                                                  ------------
Net Asset Value, Beginning of Period.............................    $10.00
                                                                     ------
Investment Activities
 Net investment income...........................................      0.01
 Net realized and unrealized gains from investments..............     (0.05)
                                                                     ------
 Total from Investment Activities................................     (0.04)
                                                                     ------
Distributions
 Net investment income...........................................     (0.01)
                                                                     ------
 Total Distributions.............................................     (0.01)
                                                                     ------
Net Asset Value, End of Period...................................    $ 9.95
                                                                     ======
Total Return (excludes sales charge).............................     (0.44)%(b)
Ratios/Supplementary Data:
Net Assets at end of period (000)................................    $  115
Ratio of expenses to average net assets..........................      0.94%(c)
Ratio of net investment income to average net assets.............      0.09%(c)
Ratio of expenses to average net assets*.........................      1.09%(c)
Portfolio turnover**.............................................     16.04%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued. (a) Period from commencement of operations. (b) Not annualized. (c) Annualized.

 Financial Highlights, Trust Shares

                                                                 December 30,
                                                                    1998 to
                                                                   May 31,
                                                                    1999(a)
                                                                 (Unaudited)
                                                                 ------------
Net Asset Value, Beginning of Period............................   $ 10.00
                                                                   -------
Investment Activities
 Net investment income..........................................      0.01
 Net realized and unrealized gains from investments.............     (0.05)
                                                                   -------
 Total from Investment Activities...............................     (0.04)
                                                                   -------
Distributions
 Net investment income..........................................     (0.01)
                                                                   -------
 Total Distributions............................................     (0.01)
                                                                   -------
Net Asset Value, End of Period..................................   $  9.95
                                                                   =======
Total Return....................................................     (0.39)%(b)
Ratios/Supplementary Data:
Net Assets at end of period (000)...............................   $13,218
Ratio of expenses to average net assets.........................      0.57%(c)
Ratio of net investment income to average net assets............      0.41%(c)
Ratio of expenses to average net assets*........................      1.09%(c)
Portfolio turnover**............................................     16.04%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued. (a) Period from commencement of operations. (b) Not annualized. (c) Annualized.

MERCANTILE MUTUAL FUNDS, INC.
Small Cap Equity Index Portfolio

 Financial Highlights, Institutional Shares

                                                                December 30,
                                                                   1998 to
                                                                  May 31,
                                                                   1999(a)
                                                                (Unaudited)
                                                                ------------
Net Asset Value, Beginning of Period...........................   $ 10.00
                                                                  -------
Investment Activities
 Net investment income.........................................       --    (d)
 Net realized and unrealized gains from investments............     (0.06)
                                                                  -------
 Total from Investment Activities..............................     (0.06)
                                                                  -------
Distributions
 Net investment income.........................................        --   (d)
                                                                  -------
 Total Distributions...........................................        --
                                                                  -------
Net Asset Value, End of Period.................................   $  9.94
                                                                  =======
Total Return...................................................     (0.56)%(b)
Ratios/Supplementary Data:
Net Assets at end of period (000)..............................   $15,515
Ratio of expenses to average net assets........................      0.82%(c)
Ratio of net investment income to average net assets...........      0.12%(c)
Ratio of expenses to average net assets*.......................      1.10%(c)
Portfolio turnover**...........................................     16.04%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued. (a) Period from commencement of operations. (b) Not annualized. (c) Annualized. (d) Income and distribution per share was less than $0.005.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                   Mercantile International Equity Portfolio+


  Q. How did the global equity markets perform during the six-month period ended May 31, 1999?

  A. In Europe, strong market performance triggered by the Federal Reserve Board's interest rate cuts continued through December. However, that performance faltered when Europe's new currency fell short of high expectations. The Euro fell by 11% against the dollar after its launch at the beginning of the year. Meanwhile, lagging consumer spending throughout Europe, combined with weakness in manufactured exports, served to hold back European equity markets during the period.

  The Japanese markets performed exceptionally well, driven by evidence of restructuring initiatives and currency strength. Strong returns in the Pacific Rim ex-Japan markets (up 22.6% for the period) were part of a general recovery in Asia, where improved trade balances and stronger currencies allowed interest rates to fall sharply.

  Q. How did you manage the Portfolio in that environment?

  A. We significantly increased our exposure to the Asian markets at the beginning of the period, which helped the Portfolio's performance. We also reduced our exposure to Europe, especially in Germany and Italy--two of the worst-performing markets. However, we were overweight in Europe during most of the period, which dampened the Portfolio's performance.

  Q. How did each major country allocation impact performance?

  A. Our decision to increase the Portfolio's exposure to the Japanese markets from 12.5% to 21.9% of the Portfolio paid off, and our excellent stock selection further boosted returns in that market. The Portfolio's Japanese holdings returned 42.5% for the period, versus 14.6% for the MSCI Japan Index. The Portfolio's holdings in the other Pacific markets lagged the Index somewhat, particularly in Singapore, but the Portfolio did benefit from an increased allocation to Hong Kong (3.4% at the end of the period) and Singapore (1.5%) over the period.*

  We trimmed the Portfolio's holdings in Southern Europe, but the Portfolio's returns were still hampered by an overweighted exposure to that region's markets. Weak index performance in Italy was partially offset by stock selection (the Portfolio returned 9.2%, while the fund's benchmark, the Morgan Stanley Europe, Australia and Far East Index/1/ returned -3.5%). The Portfolio also benefited from strong stock selection in Northern Europe. That portion of the Portfolio returned 32.3%, versus the Index's 12.0%.*

  Q. What sectors presented especially good opportunities for the Portfolio during the period?

  A. In Japan, we purchased shares of newer, smaller companies that have proved capable of providing strong returns, even in the difficult Japanese market environment. For example, our holdings in Ryohin Keikaku (1.1%), a niche retailer, performed well for the Portfolio.*

  A major theme during the period was the advance of cyclical stocks in Europe that began in February. Although the Portfolio's style prevented us from holding deep cyclical stocks, we did purchase several shallow cyclicals. For example, we purchased shares of construction companies in France and Switzerland.

  We took advantage of several other trends in Europe, most notably the rise of temporary employment, the move toward using private financial service firms as a source of pension savings, and an increased demand for advertising by financial and telecommunications companies. For example, we purchased shares of the Swiss and Netherlands temporary employment companies Adecco (1.5%) and Randstad (0.8%). Aegon (1.5%), in the Netherlands, and MLP (1.3%), in Germany, are both plays on the investment theme. We purchased shares of several companies poised to benefit from increased advertising spending.

  Q. What is your outlook for overseas markets during the next several months?

  A. We expect that global economic growth and inflation will build modestly into the 2000, capping most global equity markets. We would expect to see further reflationary moves in Japan that should benefit equity markets there. The recovery in the Pacific Rim economies and markets is expected to continue, although after the strong performance so far this year--and in light of the possibility of increased rates in the United States--some near-term caution would be prudent.

  Relative performance for the markets of Continental Europe is likely to remain weak until clear signs of economic recovery, particularly in Germany, are evident. Economic weakness could be accompanied by further weakness in the Euro. Thus, we will continue to emphasize the Far East and to focus less on Europe.
-----
* Portfolio composition is subject to change.
+ International investing involves increased risk and volatility.
/1/The Morgan Stanley Europe, Australia and Far East (EAFE) Index is generally representative of international stocks.

                   Mercantile International Equity Portfolio
                 [CHART OF INTERNATIONAL EQUITY APPEARS HERE]
Value of a $10,000 Investment
                                                                Morgan Stanley
                                                               Europe, Australia
        Investor A*   Investor A*   Investor B    Investor B      & Far East
Date     (No Load)      (Load)*     (No CDSC)      (CDSC)**          Index
----     ---------      -------     ---------      --------          -----
4/4/94     10,000         9,550       10,000        10,000          10,000
11/94       9,900         9,456        9,405         9,900          10,370
11/95      10,780        10,295       10,330        10,730          11,189
11/96      12,071        11,530       11,622        11,922          12,543
11/97      12,380        11,824       11,838        12,138          12,528
11/98      14,278        13,637       13,896        13,698          14,630
5/99       14,778        13,968       14,237        14,337          15,312
                   Average Annual Total Returns as of 5/31/99
                          1 Year        5 year   Since Inception (4/4/94)
                          ------        ------   ------------------------
Investor A (No Load)      -1.33%         8.06%          7.87%
Investor A*               -6.75%         6.85%          6.70%
Investor B (No CDSC)      -2.04%         7.41%          7.24%
Investor B (CDSC)**       -6.64%         7.26%          7.09%
*  Reflects 5.50% sales charge.
** Reflects applicable contingent deferred sales charge (maximum 5.00%).
[CHART OF INTERNATIONAL EQUITY TRUST APPEARS HERE]
Value of a $10,000 Investment
                                                       Morgan Stanley
                                                     Europe, Austrialia
Date            Trust         Institutional            Far East Index
----            -----         -------------            --------------
4/94            10,000            10,000                   10,000
11/94            9,920             9,900                   10,370
11/95           10,810            10,770                   11,189
11/96           12,142            12,052                   12,543
11/97           12,495            12,364                   12,528
11/98           14,461            14,260                   14,630
5/99            14,985            14,761                   15,312

                   Average Annual Total Returns as of 5/31/99
                           1 Year       5 year    Since Inception (4/4/94)
                           ------       ------    ------------------------

Trust                      -1.01%        8.36%             8.16%
Institutional              -1.33%        8.03%             7.84%

  Past performance is not predictive of future results. Investment return and principal value will fluctuate, so that shares of a particular class, when redeemed, may be worth more or less than their original cost.

  The performance of the Mercantile International Equity Portfolio is measured against the Morgan Stanley Europe, Australia and Far East (EAFE) Index, an unmanaged index representative of the performance of international stocks. Investors are unable to invest in the Index directly, although they can invest in the underlying securities. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. By contrast, the performance of the Portfolio shown on the graph reflects the deduction of these value-added services, as well as the deduction of a 5.50% sales charge on Investor A Shares and the applicable contingent deferred sales charge (CDSC) on Investor B Shares.

  Investor B Shares were initially offered on March 1, 1995. The performance figures for Investor B Shares for periods prior to such date represent the performance for Investor A Shares of the Portfolio, which has been restated to reflect the contingent deferred sales charge payable by holders of Investor B Shares who redeem within six years of the date of purchase. Investor B Shares are also subject to distribution and service fees at a maximum annual rate of 1.00%. Had these distribution and service fees been reflected, performance would have been reduced.

  Institutional Shares were initially offered on April 24, 1994. The performance figures for institutional Shares for periods prior to such date represent the performance for the Trust Shares of the Portfolio.

MERCANTILE MUTUAL FUNDS, INC.                  Schedule of Portfolio Investments
International Equity Portfolio                          May 31, 1999 (Unaudited)

Common Stocks (95.4%):

                        Security                                   Market
                      Description                        Shares     Value
                      -----------                        ------- -----------
Australia (4.1%):
Beverages (1.3%):
Foster's Brewing Group Ltd.............................. 335,000 $   950,634
                                                                 -----------
Oil & Gas Exploration, Production & Services (1.6%):
Australian Gas & Light Co...............................  85,400     541,637
Oil Search Ltd.(b)...................................... 437,000     551,466
                                                                 -----------
                                                                   1,093,103
                                                                 -----------
Telecommunications (1.2%):
Telstra Corp. Ltd....................................... 164,000     812,815
                                                                 -----------
                                                                   2,856,552
                                                                 -----------
Finland (1.5%):
Telecommunications (1.5%):
Nokia Oyj(b)............................................  15,000   1,069,636
                                                                 -----------
France (10.0%):
Broadcasting (1.9%):
Societe Television Francaise (T.F.1)(b).................   5,225   1,256,536
                                                                 -----------
Building Materials (1.4%):
Societe Generale D'Enterprises SA(b)....................  20,750     992,155
                                                                 -----------
Diversified Operations (0.9%):
Vivendi(b)..............................................   8,850     656,995
Vivendi Rights(b).......................................   8,850       9,161
                                                                 -----------
                                                                     666,156
                                                                 -----------
Electrical & Electronic (0.7%):
Thomson CSF(b)..........................................  15,400     496,909
                                                                 -----------
Hotels & Lodging (1.8%):
Accor SA(b).............................................   5,100   1,254,203
                                                                 -----------
Insurance (1.6%):
AXA Uap.................................................  10,000   1,155,374
                                                                 -----------
Retail Stores (1.7%):
Castorama Dubois........................................   5,023   1,228,965
                                                                 -----------
                                                                   7,050,298
                                                                 -----------
Germany (6.8%):
Computer Software (1.3%):
SAP AG(c)...............................................   2,200     882,162
                                                                 -----------
Diversified Operations (1.3%):
Siemens AG..............................................  14,000     944,166
                                                                 -----------
Insurance (1.3%):
MLP AG..................................................   1,800     941,029
                                                                 -----------
Machinery & Equipment (1.8%):
Mannesmann AG...........................................   9,000   1,232,747
                                                                 -----------
Telecommunications (1.1%):
Mobilcom AG(b)..........................................  10,050     803,874
                                                                 -----------
                                                                   4,803,978
                                                                 -----------

Common Stocks, continued:

                         Security                                     Market
                        Description                         Shares     Value
                        -----------                         ------- -----------
Greece (0.8%):
Financial Services (0.8%):
Ergo Bank SA...............................................   5,980 $   537,861
                                                                    -----------
Hong Kong (3.2%):
Banking (0.9%):
HSBC Holdings PLC..........................................  20,000     655,104
                                                                    -----------
Diversified Operations (0.9%):
Hutchison Whampoa Ltd......................................  77,000     642,949
                                                                    -----------
Financial Services (0.5%):
Hang Seng Bank Ltd.........................................  32,600     348,933
                                                                    -----------
Telecommunications (0.9%):
China Telecom (Hong Kong) Ltd.(b).......................... 291,000     613,560
                                                                    -----------
                                                                      2,260,546
                                                                    -----------
Italy (7.1%):
Broadcasting (1.0%):
Mediaset SpA(c)............................................  87,000     706,807
                                                                    -----------
Financial Services (1.5%):
Banca Popolare Di Brescia..................................  26,200   1,036,878
                                                                    -----------
Insurance (1.5%):
Istituto Nazionale Delle Assicurazioni (INA)(b)(c)......... 453,000   1,060,979
                                                                    -----------
Publishing (1.0%):
Seat Pagine Gialle SpA..................................... 538,000     734,097
                                                                    -----------
Retail Stores (1.7%):
Autogrill SpA(c)........................................... 114,600   1,177,872
                                                                    -----------
Telecommunications (0.4%):
Telecom Italia SpA(b)......................................  24,700     255,161
                                                                    -----------
                                                                      4,971,794
                                                                    -----------
Japan (21.9%):
Chemicals (0.8%):
Taiyo Ink Manufacturing Co. Ltd. ..........................   7,200     572,091
                                                                    -----------
Computer Software (2.1%):
Fujitsu Ltd.(c)............................................  55,000     919,549
Nihon Unisys Ltd...........................................  29,000     540,060
                                                                    -----------
                                                                      1,459,609
                                                                    -----------
Computer Software & Services (0.9%):
Japan Digital Laboratory Co. Ltd...........................  27,600     459,162
Obic Co. Ltd...............................................   1,200     186,724
                                                                    -----------
                                                                        645,886
                                                                    -----------
Construction (0.6%):
Tostem Corp................................................  23,000     442,601
                                                                    -----------
Cosmetics & Toiletries (3.3%):
Fancl Corp. ...............................................   2,900     343,238
Homac Corp.(c).............................................  22,000     458,864

                                   Continued

MERCANTILE MUTUAL FUNDS, INC.                  Schedule of Portfolio Investments
International Equity Portfolio                          May 31, 1999 (Unaudited)

Common Stocks, continued:

                         Security                                     Market
                        Description                         Shares     Value
                        -----------                         ------- -----------
Japan, continued:
Cosmetics & Toiletries, continued:
Jusco Co. Ltd. ............................................  18,000 $   341,169
Yamada Denki...............................................  28,000   1,165,701
                                                                    -----------
                                                                      2,308,972
                                                                    -----------
Diversified Operations (0.5%):
Nikon Corp.................................................  27,000     355,322
                                                                    -----------
Electrical & Electronic (4.9%):
Fujikura Ltd. .............................................  54,000     261,016
Minebea Co. Ltd.(c)........................................  50,000     497,434
NEC Corp. .................................................  60,000     665,454
Rohm Co. Ltd. .............................................   3,000     393,064
Shinko Electric Industries(c)..............................  15,300     588,851
Sony Corp. ................................................   2,500     235,060
Tamura Corp.(c)............................................  82,000     437,759
Yamaichi Electronics Co. Ltd. .............................  23,000     418,805
                                                                    -----------
                                                                      3,497,443
                                                                    -----------
Entertainment - Television (0.5%):
Avex, Inc..................................................   3,400     332,064
                                                                    -----------
Financial Services (2.2%):
Daiwa Securities Co. Ltd. ................................. 135,000     712,879
Shohkoh Fund & Co. Ltd. ...................................   1,500     839,265
                                                                    -----------
                                                                      1,552,144
                                                                    -----------
Pharmaceuticals (0.7%):
Eisai Co. Ltd. ............................................  27,000     503,931
                                                                    -----------
Retail Stores (1.8%):
Otsuka Kagu Ltd............................................   4,200     472,769
Ryohin Keikaku Co. Ltd.(c).................................   4,000     787,618
                                                                    -----------
                                                                      1,260,387
                                                                    -----------
Telecommunications (3.6%):
DDI Corp.(c)...............................................     100     461,844
Nippon Telegraph & Telephone Corp. ........................      63     615,295
NTT Mobile Communications Network, Inc.....................      12     656,515
Oki Electric Industry Co. Ltd. ............................ 127,000     441,483
Sumida Electric Co. Ltd.(b)................................  15,000     384,870
                                                                    -----------
                                                                      2,560,007
                                                                    -----------
                                                                     15,490,457
                                                                    -----------
Netherlands (5.5%):
Commercial Services (0.8%):
Randstad Holding NV........................................  14,050     589,824
                                                                    -----------
Financial Services (1.5%):
ING Groep NV...............................................  19,590   1,049,757
                                                                    -----------
Insurance (1.4%):
Aegon NV...................................................  12,600   1,021,016
                                                                    -----------
Publishing (1.8%):
VNU NV.....................................................  28,500   1,212,829
                                                                    -----------
                                                                      3,873,426
                                                                    -----------

Common Stocks, continued:

                         Security                                     Market
                        Description                         Shares     Value
                        -----------                         ------- -----------
Portugal (2.2%):
Commercial Services (1.1%):
Brisa-Auto Estradas de Portugal SA(c)......................  17,300 $   784,867
                                                                    -----------
Insurance (1.1%):
Companhia De Seguros Mundial Confianca SA(b)...............  26,000     749,770
                                                                    -----------
                                                                      1,534,637
                                                                    -----------
Singapore (1.3%):
Financial Services (0.6%):
Oversea-Chinese Banking Corp. Ltd..........................  52,000     407,027
                                                                    -----------
Telecommunications (0.7%):
Datacraft Asia Ltd.(b)..................................... 148,000     526,880
                                                                    -----------
                                                                        933,907
                                                                    -----------
Spain (6.0%):
Construction (1.2%):
Grupo Ferrovial SA(b)(c)...................................  39,300     879,360
                                                                    -----------
Diversified - Holding Companies (1.5%):
Corp Financiera Reunida SA(b)..............................  80,500   1,031,080
                                                                    -----------
Oil & Gas Exploration, Production, & Services (1.9%):
Repsol SA(b)...............................................  71,100   1,290,565
                                                                    -----------
Telecommunications (1.4%):
Telefonica SA..............................................  21,240   1,021,137
                                                                    -----------
                                                                      4,222,142
                                                                    -----------
Sweden (1.3%):
Cosmetics & Toiletries (1.3%):
Hennes & Mauritz AB(b).....................................  41,600     936,489
                                                                    -----------
Switzerland (5.5%):
Business Services (1.5%):
Adecco SA - Registered Shares(b)...........................   2,035   1,067,256
                                                                    -----------
Engineering (1.4%):
ABB AG, Bearer.............................................     675     958,336
                                                                    -----------
Financial Services (1.1%):
Credit Suisse Group - Registered Shares(b).................   4,350     756,646
                                                                    -----------
Health Care - Drugs (1.5%):
Roche Holding AG...........................................     101   1,071,323
                                                                    -----------
                                                                      3,853,561
                                                                    -----------
United Kingdom (15.4%):
Automotive Parts & Equipment (1.5%):
GKN PLC....................................................  64,000   1,073,161
                                                                    -----------
Banking (3.0%):
Abbey National PLC.........................................  52,000   1,073,162
Lloyds TSB Group PLC.......................................  74,000     987,101
                                                                    -----------
                                                                      2,060,263
                                                                    -----------

                                   Continued

MERCANTILE MUTUAL FUNDS, INC.                 Schedule of Portfolio Investments
International Equity Portfolio                         May 31, 1999 (Unaudited)

Common Stocks, continued:

                         Security                                     Market
                       Description                         Shares     Value
                       -----------                         ------- ------------
United Kingdom, continued:
Business Services (1.6%):
Reuters Group PLC(b)......................................  80,000 $  1,106,874
                                                                   ------------
Defense Engineering (1.0%):
British Aerospace PLC..................................... 109,000      717,381
                                                                   ------------
Electrical & Electronic (1.4%):
Electrocomponents PLC..................................... 118,400      956,629
                                                                   ------------
Financial Services (1.0%):
Electra Investment Trust PLC(b)...........................  60,000      719,116
                                                                   ------------
Insurance (1.7%):
Allied Zurich PLC(b)......................................  94,000    1,189,120
                                                                   ------------
Pharmaceuticals (1.4%):
Smithkline Beecham PLC(b).................................  75,500      983,520
                                                                   ------------
Telecommunications (1.3%):
Cable & Wireless Communications PLC(b)....................  99,800      949,867
                                                                   ------------
Transportation & Shipping (1.5%):
Stagecoach Holdings PLC................................... 331,100    1,087,574
                                                                   ------------
                                                                     10,843,505
                                                                   ------------
United States (2.8%):
Health Care (1.5%):
Elan Corp. PLC, Sponsored ADR(b)..........................  18,500      996,688
                                                                   ------------
Telecommunications (1.3%):
Ericsson LM, Sponsored ADR(b).............................  34,900      942,300
                                                                   ------------
                                                                      1,938,988
                                                                   ------------
TOTAL COMMON STOCKS                                                  67,177,777
                                                                   ------------

U.S. Government Agencies (2.6%):
                                                         Shares
                                                           or
                       Security                        Principal    Market
                     Description                         Amount      Value
                     -----------                       ---------- -----------
Federal Home Loan Mortgage Corp. (2.6%):
4.90%, 6/1/99......................................... $1,820,000 $ 1,819,761
                                                                  -----------
TOTAL U.S. GOVERNMENT AGENCIES                                      1,819,761
                                                                  -----------
Short-Term Securities Held as Collateral (8.0%):
Investment Companies (8.0%):
BT Institutional Daily Net Asset Fund.................  5,647,070   5,647,070
                                                                  -----------
TOTAL SHORT-TERM SECURITIES HELD AS COLLATERAL                      5,647,070
                                                                  -----------
TOTAL INVESTMENTS
 (Cost $64,108,710)(a)--106.0%...................................  74,644,608
Other assets in excess of liabilities--(6.0%)....................  (4,219,289)
                                                                  -----------
TOTAL NET ASSETS--100.0%......................................... $70,425,319
                                                                  ===========

-----
(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

      Unrealized appreciation...................................... $12,610,136
      Unrealized depreciation......................................  (2,074,238)
                                                                    -----------
      Net unrealized appreciation.................................. $10,535,898
                                                                    ===========

(b) Represents non-income producing securities.

(c) A portion of this security was loaned as of May 31, 1999.

AB  Aktiebolag (Swedish Stock Co.)
ADR  American Depositary Receipt
AG  Aktiengesellschaft (West German Stock Co.)
NV  Naamloze Vennootschaap (Dutch Corp.)
PLC  Public Limited Company
SA  Societe Anonyme (French Corp.)
SpA  Societa per Azioni (Italian Corp.)
                       See notes to financial statements

MERCANTILE MUTUAL FUNDS, INC.
International Equity Portfolio

 Statement of Assets and Liabilities

                                                        May 31, 1999 (Unaudited)

Assets:
Investments, at value
 (cost $64,108,710)..................................            $74,644,608
Foreign currency, at value
 (cost $1,183,305)...................................              1,178,703
Cash.................................................                    984
Interest and dividends receivable....................                 92,155
Receivable for investments sold......................                256,486
Tax reclaim receivable...............................                149,570
Prepaid expenses and other assets....................                  5,677
                                                                 -----------
 Total Assets........................................             76,328,183
Liabilities:
Payable for investments purchased.................... $  143,562
Payable for return of collateral received............  5,647,070
Accrued expenses and other payables:
 Investment advisory fees............................     61,310
 Administration fees.................................        965
 Distribution and administrative services fees.......      3,563
 Custodian fees......................................     32,755
 Other liabilities...................................     13,639
                                                      ----------
 Total Liabilities...................................              5,902,864
                                                                 -----------
Net Assets:
Capital..............................................             56,589,172
Distributions in excess of net investment income.....                (55,726)
Accumulated net realized gains from investment and
 foreign currency transactions.......................              3,355,636
Net unrealized appreciation from investments and
 translation of assets and liabilities in foreign
 currencies..........................................             10,536,237
                                                                 -----------
Net Assets...........................................            $70,425,319
                                                                 ===========
Investor A Shares
 Net Assets..........................................            $ 2,982,963
 Shares..............................................                230,992
 Redemption price per share..........................                 $12.91
                                                                      ======
Maximum Sales Charge--Investor A Shares..............                   5.50%
 Maximum Offering Price
  (100%/(100%--Maximum Sales Charge) of net asset
  value adjusted to the nearest cent) per share......                 $13.66
                                                                      ======
Investor B Shares
 Net Assets..........................................            $   614,798
 Shares..............................................                 48,875
 Offering price per share*...........................                 $12.58
                                                                      ======
Trust Shares
 Net Assets..........................................            $58,151,933
 Shares..............................................              4,454,491
 Offering and redemption price per share.............                 $13.05
                                                                      ======
Institutional Shares
 Net Assets..........................................            $ 8,675,626
 Shares..............................................                672,918
 Offering and redemption price per share.............                 $12.89
                                                                      ======

-----
* Redemption price of Investor B shares varies based on length of time held.

 Statement of Operations

                                   For the period ended May 31, 1999 (Unaudited)

Investment Income:
Interest income..........................................           $   53,129
Dividend income..........................................              595,884
Income from securities lending...........................               10,977
Foreign tax withholding..................................              (37,941)
                                                                    ----------
 Total Income............................................              622,049
Expenses:
Investment advisory fees................................. $ 357,819
Administration fees......................................    71,564
Distribution and services fees, Investor A Shares........     4,683
Distribution and services fees, Investor B Shares........     3,090
Administrative services fees, Trust Shares...............    89,007
Administrative services fees, Institutional Shares.......    12,729
Accounting fees..........................................       518
Custodian fees...........................................    63,921
Transfer agent fees......................................     8,584
Other....................................................    16,002
                                                          ---------
 Total expenses before voluntary fee reductions..........              627,917
 Expenses voluntarily reduced............................             (150,565)
                                                                    ----------
 Net Expenses............................................              477,352
                                                                    ----------
Net investment income....................................              144,697
                                                                    ----------
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment and foreign currency
 transactions............................................            3,356,046
Net change in unrealized appreciation from investments
 and translation of assets and liabilities in foreign
 currencies..............................................             (923,174)
                                                                    ----------
Net realized/unrealized gains from investments...........            2,432,872
                                                                    ----------
Change in net assets resulting from operations...........           $2,577,569
                                                                    ==========

                       See notes to financial statements

MERCANTILE MUTUAL FUNDS, INC.
International Equity Portfolio

 Statements of Changes in Net Assets

                                                         For the
                                                       period ended    For the
                                                         May 31,      year ended
                                                           1999      November 30,
                                                       (Unaudited)       1998
                                                       ------------  ------------
From Investment Activities:
Operations:
 Net investment income...............................  $   144,697   $   207,258
 Net realized gains from investment and foreign
  currency transactions..............................    3,356,046     4,276,064
 Net change in unrealized appreciation from
  investments and translation of assets and
  liabilities in foreign currencies..................     (923,174)    5,453,398
                                                       -----------   -----------
 Change in net assets resulting from operations......    2,577,569     9,936,720
                                                       -----------   -----------
Distributions to Investor A Shareholders:
 From net investment income..........................       (8,342)         (563)
 In excess of net investment income..................          --        (15,934)
 From net realized gains from investment
  transactions.......................................     (177,698)     (102,677)
Distributions to Investor B Shareholders:
 In excess of net investment income..................         (654)       (1,057)
 From net realized gains from investment
  transactions.......................................      (35,989)      (20,585)
Distributions to Trust Shareholders:
 From net investment income..........................     (198,790)     (329,516)
 In excess of net investment income..................          --       (123,727)
 From net realized gains from investment
  transactions.......................................   (3,384,840)   (1,964,807)
Distributions to Institutional Shareholders:
 From net investment income..........................      (22,108)       (4,462)
 In excess of net investment income..................          --        (35,224)
 From net realized gains from investment
  transactions.......................................     (458,068)     (245,038)
                                                       -----------   -----------
Change in net assets from shareholder distributions..   (4,286,489)   (2,843,590)
                                                       -----------   -----------
Change in net assets from capital transactions.......     (348,342)      137,095
                                                       -----------   -----------
Change in net assets.................................   (2,057,262)    7,230,225
Net Assets:
 Beginning of period.................................   72,482,581    65,252,356
                                                       -----------   -----------
 End of period.......................................  $70,425,319   $72,482,581
                                                       ===========   ===========

                       See notes to financial statements

MERCANTILE MUTUAL FUNDS, INC.
International Equity Portfolio

 Statement of Cash Flows

                                                                     For the
                                                                  period ended
                                                                     May 31,
                                                                      1999
                                                                   (Unaudited)
                                                                  -------------
Cash Flows from Operating Activities:
 Net investment income..........................................  $     144,697
 Adjustments to reconcile net investment income to net cash
  provided by operating activities:
 Cost of investment securities purchased........................   (194,408,803)
 Proceeds from disposition of investment securities.............    198,822,180
 Increase in investments purchased with cash collateral from
  securities lending............................................     (4,789,705)
 Decrease in dividends and interest receivable..................         58,423
 Increase in payable for return of collateral received from
  securities lending............................................      4,789,705
 Increase in accrued expenses...................................          5,372
 Increase in tax reclaim receivable.............................        (16,348)
 Decrease in amortization expense on organizational costs.......         (1,929)
 Increase in prepaid expenses...................................         (4,411)
 Net amortization/accretion from investments....................         35,949
                                                                  -------------
 Net cash provided by operating activities......................      4,635,130
                                                                  -------------
Cash Flows from Financing Activities:
 Proceeds from shares issued....................................      6,451,457
 Cost of shares redeemed........................................     (6,800,019)
 Cash distributions paid........................................     (4,286,489)
                                                                  -------------
 Net cash used in financing activities..........................     (4,635,051)
                                                                  -------------
Increase in cash................................................             79
Cash:
 Beginning balance..............................................            905
                                                                  -------------
 Ending balance.................................................  $         984
                                                                  =============

Non-cash financing activities not included herein consist of reinvestment of dividends from net investment income and distributions of net realized capital gains of $2,541,318.
                       See notes to financial statements

MERCANTILE MUTUAL FUNDS, INC.
International Equity Portfolio

 Financial Highlights, Investor A Shares

                           For the
                         period ended       For the years ended          April 4, 1994
                           May 31,             November 30,                   to
                             1999       -------------------------------  November 30,
                         (Unaudited)     1998    1997     1996    1995   1994(a)(b)(c)
                         ------------   ------  ------   ------  ------  -------------
Net Asset Value,
 Beginning of Period....    $13.27      $11.99  $12.05   $10.76  $ 9.90     $10.00
                            ------      ------  ------   ------  ------     ------
Investment Activities
 Net investment income
  (loss)................        --  (f)   0.01   (0.02)    0.02    0.02      (0.01)
 Net realized and
  unrealized gains
  (losses) from
  investments and
  foreign currency......      0.42        1.77    0.32     1.27    0.86      (0.09)
                            ------      ------  ------   ------  ------     ------
 Total from Investment
  Activities............      0.42        1.78    0.30     1.29    0.88      (0.10)
                            ------      ------  ------   ------  ------     ------
Distributions
 Net investment income
  (loss)................     (0.03)         --      --       --      --         --
 In excess of net
  investment income.....        --       (0.07)  (0.05)      --      --         --
 Net realized gains.....     (0.75)      (0.43)  (0.31)      --   (0.01)        --
 Tax return of capital..        --          --      --       --   (0.01)        --
                            ------      ------  ------   ------  ------     ------
 Total Distributions....     (0.78)      (0.50)  (0.36)      --   (0.02)        --
                            ------      ------  ------   ------  ------     ------
Net Asset Value, End of
 Period.................    $12.91      $13.27  $11.99   $12.05  $10.76     $ 9.90
                            ======      ======  ======   ======  ======     ======
Total Return (excludes
 sales charge)..........      3.50%(d)   15.33%   2.58%   11.99%   8.89%     (1.00)%(d)
Ratios/Supplementary
 Data:
Net Assets at end of
 period (000)...........    $2,983      $3,154  $2,854   $2,573  $1,568     $  791
Ratio of expenses to
 average net assets.....      1.58%(e)    1.58%   1.59%    1.44%   1.45%      1.55%(e)
Ratio of net investment
 income to average net
 assets.................      0.08%(e)    0.02%  (0.20)%   0.19%   0.07%     (0.39)%(e)
Ratio of expenses to
 average net assets*....      1.75%(e)    1.75%   1.75%    1.75%   1.76%      1.89%(e)
Portfolio turnover**....     47.77%      88.95%  75.18%   77.63%  62.78%     21.00%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued. (a) Period from commencement of operations. (b) On April 4, 1994, the Portfolio issued a series of shares which were designated as "Trust" Shares. In addition, on May 2, 1994, the Portfolio issued a new series of shares which were designated as "Investor" Shares. The financial highlights presented for April 4, 1994 to May 2, 1994 represent financial highlights applicable to the Trust Shares. (c) On September 27, 1994, the Portfolio redesignated the Investor Shares as "Investor A" Shares. (d) Not annualized. (e) Annualized. (f) Per share net investment income was less than $0.005.

 Financial Highlights, Investor B Shares

                           For the
                         period ended   For the years ended        March 1, 1995
                           May 31,          November 30,                to
                             1999       ------------------------   November 30,
                         (Unaudited)     1998     1997     1996       1995(a)
                         ------------   ------   ------   ------   -------------
Net Asset Value,
 Beginning of Period....    $12.97      $11.77   $11.90   $10.71      $ 9.26
                            ------      ------   ------   ------      ------
Investment Activities
 Net investment income
  (loss)................     (0.04)      (0.09)   (0.09)   (0.04)      (0.03)
 Net realized and
  unrealized gains
  (losses) from
  investments and
  foreign currency......      0.41        1.74     0.30     1.23        1.48
                            ------      ------   ------   ------      ------
 Total from Investment
  Activities............      0.37        1.65     0.21     1.19        1.45
                            ------      ------   ------   ------      ------
Distributions
 Net investment income..     (0.01)         --       --       --          --
 In excess of net
  investment income.....        --       (0.02)   (0.03)      --          --
 Net realized gains.....     (0.75)      (0.43)   (0.31)      --          --
                            ------      ------   ------   ------      ------
 Total Distributions....     (0.76)      (0.45)   (0.34)      --          --
                            ------      ------   ------   ------      ------
Net Asset Value, End of
 Period.................    $12.58      $12.97   $11.77   $11.90      $10.71
                            ======      ======   ======   ======      ======
Total Return (excludes
 redemption charge).....      3.17%(d)   14.48%    1.82%   11.11%       8.38%(b)
Ratios/Supplementary
 Data:
Net Assets at end of
 period (000)...........    $  615      $  624   $  562   $  437      $  102
Ratio of expenses to
 average net assets.....      2.28%(c)    2.28%    2.29%    2.14%       2.02%(c)
Ratio of net investment
 income to average net
 assets.................     (0.63)%(c)  (0.70)%  (0.91)%  (0.50)%     (0.96)%(c)
Ratio of expenses to
 average net assets*....      1.45%(c)    2.45%    2.45%    2.46%       2.44%(c)
Portfolio turnover**....     47.77%      88.95%   75.18%   77.63%      62.78%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued. (a) Period from commencement of operations. (b) Represents total return for the Investor A Shares from December 1, 1994 to February 28, 1995 plus the total return for the Investor B Shares from March 1, 1995 to November 30, 1995. (c) Annualized.
(d) Not annualized.

MERCANTILE MUTUAL FUNDS, INC.
International Equity Portfolio

 Financial Highlights, Trust Shares

                           For the
                         period ended
                           May 31,       For the years ended November 30,       April 4, 1994 to
                             1999       --------------------------------------    November 30,
                         (Unaudited)      1998      1997      1996      1995        1994(a)
                         ------------   --------  --------  --------  --------  ----------------
Net Asset Value,
 Beginning of Period....   $ 13.40      $  12.09  $  12.12  $  10.79  $   9.92      $ 10.00
                           -------      --------  --------  --------  --------      -------
Investment Activities
 Net investment income..      0.02          0.04      0.01      0.06      0.03         0.01
 Net realized and
  unrealized gains
  (losses) from
  investments and
  foreign currency......      0.42          1.80      0.33      1.27      0.86        (0.09)
                           -------      --------  --------  --------  --------      -------
 Total from Investment
  Activities............      0.44          1.84      0.34      1.33      0.89        (0.08)
                           -------      --------  --------  --------  --------      -------
Distributions
 Net investment income..     (0.04)        (0.03)    (0.04)       --        --           --
 In excess of net
  investment income.....        --         (0.07)    (0.02)       --        --           --
 Net realized gains.....     (0.75)        (0.43)    (0.31)       --     (0.01)          --
 Tax return of capital..        --            --        --        --     (0.01)          --
                           -------      --------  --------  --------  --------      -------
 Total Distributions....     (0.79)        (0.53)    (0.37)       --     (0.02)          --
                           -------      --------  --------  --------  --------      -------
Net Asset Value, End of
 Period.................   $ 13.05      $  13.40  $  12.09  $  12.12  $  10.79      $  9.92
                           =======      ========  ========  ========  ========      =======
Total Return............      3.63%(b)     15.73%     2.91%    12.33%     8.97%       (0.80)%(b)
Ratios/Supplementary
 Data:
Net Assets at end of
 period (000)...........   $58,152      $ 60,647  $ 55,038  $ 52,181  $ 36,096      $23,746
Ratio of expenses to
 average net assets.....      1.28%(c)      1.28%     1.29%     1.14%     1.16%        1.23%(c)
Ratio of net investment
 income to average net
 assets.................      0.38%(c)      0.34%     0.09%     0.51%     0.39%        0.23%(c)
Ratio of expenses to
 average net assets*....      1.75%(c)      1.75%     1.75%     1.45%     1.46%        1.95%(c)
Portfolio turnover**....     47.77%        88.95%    75.18%    77.63%    62.78%       21.00%

*During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated. **Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a) Period from commencement of operations. (b) Not annualized. (c)
Annualized.

 Financial Highlights, Institutional Shares

                           For the
                         period ended
                           May 31,      For the years ended November 30,        April 4, 1994 to
                             1999      ---------------------------------------    November 30,
                         (Unaudited)     1998      1997       1996      1995        1994(a)
                         ------------  --------  --------   --------  --------  ----------------
Net Asset Value,
 Beginning of Period....    $13.25     $  11.97  $  12.03   $  10.75  $   9.90       $10.00
                            ------     --------  --------   --------  --------       ------
Investment Activities
 Net investment income..      0.01           --     (0.03)      0.01      0.01        (0.01)
 Net realized and
  unrealized gains
  (losses) from
  investments and
  foreign currency......      0.41         1.78      0.33       1.27      0.86        (0.09)
                            ------     --------  --------   --------  --------       ------
 Total from Investment
  Activities............      0.42         1.78      0.30       1.28      0.87        (0.10)
                            ------     --------  --------   --------  --------       ------
Distributions
 Net investment income..     (0.03)       (0.01)       --         --        --           --
 In excess of net
  investment income.....        --        (0.06)    (0.05)        --        --           --
 Net realized gains.....     (0.75)       (0.43)    (0.31)        --     (0.01)          --
 Tax return of capital..        --           --        --         --     (0.01)          --
                            ------     --------  --------   --------  --------       ------
 Total Distributions....     (0.78)       (0.50)    (0.36)        --     (0.02)          --
                            ------     --------  --------   --------  --------       ------
Net Asset Value, End of
 Period.................    $12.89     $  13.25  $  11.97   $  12.03  $  10.75       $ 9.90
                            ======     ========  ========   ========  ========       ======
Total Return............      3.51%(b)    15.37%     2.59%     11.91%     8.78%       (1.00)%(b)
Ratios/Supplementary
 Data:
Net Assets at end of
 period (000)...........    $8,676     $  8,058  $  6,798   $  6,059  $  2,159       $  197
Ratio of expenses to
 average net assets.....      1.58%(c)     1.58%     1.59%      1.44%     1.44%        1.70%(c)
Ratio of net investment
 income to average net
 assets.................      0.10%(c)     0.01%    (0.21)%     0.16%     0.13%       (0.48)%(c)
Ratio of expenses to
 average net assets*....      1.75%(c)     1.75%     1.75%      1.76%     1.75%        2.17%(c)
Portfolio turnover**....     47.77%       88.95%    75.18%     77.63%    62.78%       21.00%

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a) On April 24, 1994, the Portfolio issued a new series of shares which were designated as "Institutional" Shares. The financial highlights presented for April 4, 1994 to April 24, 1994 represent financial highlights applicable to the Trust Shares. (b) Not annualized. (c) Annualized.

MERCANTILE MUTUAL FUNDS, INC.

                         Notes to Financial Statements
                                 May 31, 1999
                                  (Unaudited)


1.Organization

  Mercantile Mutual Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. As of May 31, 1999, the Fund offered shares in nineteen investment portfolios, including the Treasury Money Market, Money Market, Tax-Exempt Money Market, U.S. Government Securities, Intermediate Corporate Bond, Bond Index, Government & Corporate Bond, Short-Intermediate Municipal, Missouri Tax-Exempt Bond, National Municipal Bond, Balanced, Equity Income, Equity Index, Growth & Income Equity, Growth Equity, Small Cap Equity, Small Cap Equity Index, International Equity Portfolios (referred to individually as a "Portfolio" and collectively as the "Portfolios") and Conning Money Market Portfolio (under separate cover). The Fund, which was formerly known as The ARCH Fund, Inc., was organized as a Maryland corporation on September 9, 1982.

  The Portfolios' investment objectives are as follows:

  Treasury Money Market Portfolio -- To seek a high level of current income exempt from state income tax consistent with liquidity and security of principal. In pursuing its investment objective, the Portfolio invests in selected money market obligations issued by the U.S. Government (or its agencies and instrumentalities) that are guaranteed as to principal and interest by the U.S. Government.

  Money Market Portfolio -- To seek current income with liquidity and stability of principal. In pursuing its investment objective, the Portfolio invests substantially all of its assets in a broad range of money market instruments.

  Tax-Exempt Money Market Portfolio -- To seek as high a level of current interest income exempt from federal income tax as is consistent with liquidity and stability of principal. The Portfolio invests substantially all of its assets in short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their respective political subdivisions, agencies, instrumentalities and authorities ("Municipal Obligations").

  U.S. Government Securities Portfolio -- To seek a high rate of current income that is consistent with relative stability of principal. In pursuing its investment objective, the Portfolio invests in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities normally having remaining maturities of 1 to 30 years and repurchase agreements relating to such obligations.

  Intermediate Corporate Bond Portfolio -- To seek as high a level of current income as is consistent with preservation of capital. In pursuing its investment objective, the Portfolio normally invests at least 65% of its total assets in non-convertible corporate debt obligations. Under normal market conditions, the Portfolio's average weighted maturity will be between three and ten years.

  Bond Index Portfolio -- To seek to provide investment results that, before deduction of operating expenses, approximate the price and yield performance of U.S. Government, mortgage-backed, asset-backed and corporate debt securities as represented by the Lehman Brothers Aggregate Bond Index (the "Lehman Aggregate"). The Portfolio will invest substantially all of its assets in securities listed in the Lehman Aggregate.

  Government & Corporate Bond Portfolio -- To seek the highest level of current income consistent with conservation of capital. In pursuing its investment objective, the Portfolio normally invests substantially all of its assets in a broad range of investment grade debt securities, including bonds, notes, debentures and securities convertible into or exchangeable for common stock.

  Short-Intermediate Municipal Portfolio -- To seek as high a level of current income, exempt from regular federal income tax, as is consistent with preservation of capital. The Portfolio seeks to achieve its objective by investing substantially all of its assets in investment grade Municipal Obligations. Under normal market conditions, the Portfolio's average weighted maturity will be between two and five years.

  Missouri Tax-Exempt Bond Portfolio -- To seek as high a level of interest income exempt from federal income tax as is consistent with conservation of capital. In pursuing its investment objective, the Portfolio invests substantially all of its assets in investment grade Missouri Municipal Obligations, that are also exempt, to the extent possible, from Missouri income tax.

  National Municipal Bond Portfolio -- To seek as high a level of current income exempt from federal income tax as is consistent with conservation of capital. In pursuing its investment objective, the Portfolio normally invests substantially all of its assets in investment grade Municipal Obligations.

                                   Continued

MERCANTILE MUTUAL FUNDS, INC.

                                 May 31, 1999
                                  (Unaudited)

  Balanced Portfolio -- To maximize total return through a combination of growth of capital and current income consistent with the preservation of capital. The Portfolio seeks to achieve its objective by using a disciplined approach of allocating assets primarily among three major asset groups, i.e. equity securities, fixed income securities and cash equivalents.

  Equity Income Portfolio -- To seek to provide an above-average level of income consistent with long-term capital appreciation. In pursuing its investment objective, the Portfolio normally invests substantially all of its assets in common stock, preferred stock, rights, warrants, and securities convertible into common stock.

  Equity Index Portfolio -- To seek to provide investment results that, before the deduction of operating expenses, approximate the price and yield performance of U.S. publicly traded common stocks with large stock market capitalizations, as represented by the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500"). The Portfolio will invest substantially all of its assets in securities listed in the S&P 500.

  Growth & Income Equity Portfolio -- To provide long-term capital growth, with income a secondary consideration. In pursuing its investment objective, the Portfolio normally invests substantially all of its assets in common stock, preferred stock, rights, warrants and securities convertible into common stock.

  Growth Equity Portfolio -- To seek capital appreciation. In pursuing its investment objective, the Portfolio invests primarily in equity securities of companies selected on the basis of assessment of earnings and the risk and volatility of each company's business.

  Small Cap Equity Portfolio -- To seek capital appreciation. Current income is an incidental consideration in the selection of portfolio securities. In pursuing its investment objective, the Portfolio normally invests at least 65% of its total assets in common stock of emerging or established small- to medium-sized companies with above-average potential for price appreciation.

  Small Cap Equity Index Portfolio -- To seek to provide investment results that, before the deduction of operating expenses, approximate the price and yield performance of U.S. common stocks with smaller stock market capitalizations, as represented by the S&P SmallCap 600 Index. The Portfolio will invest substantially all of its assets in securities listed in the S&P SmallCap 600 Index.

  International Equity Portfolio -- To provide capital growth consistent with reasonable investment risk. The Portfolio seeks to achieve this objective by investing principally in foreign equity securities, most of which will be denominated in foreign currencies.

2.Significant Accounting Policies

  The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from these estimates.

  Securities valuation:

  The securities of the Treasury Money Market, Money Market and Tax-Exempt Money Market Portfolios(collectively, "the money market portfolios") are valued at amortized cost. Amortized cost valuation involves valuing an instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument. The securities of the U.S. Government Securities, Intermediate Corporate Bond, Bond Index, Government & Corporate Bond, Short-Intermediate Municipal, Missouri Tax-Exempt Bond, National Municipal Bond, Balanced, Equity Income, Equity Index, Growth & Income Equity, Growth Equity, Small Cap Equity, Small Cap Equity Index and International Equity Portfolios (collectively, "the variable net asset value portfolios") that are traded on a recognized exchange are valued at the last sale price on the national securities market. Securities traded only on over-the-counter markets are valued on the basis of market value when available. Securities for which there were no transactions are valued at the mean of the most recent bid and asked prices. Securities maturing in 60 days or less are valued at amortized cost. Securities, including restricted securities, for which market quotations are not readily available, are valued at fair market value by the investment adviser (or the sub-investment adviser) in accordance with guidelines approved by the Fund's Board of Directors. Quotations of foreign securities in foreign currency are converted to the U.S. dollar equivalent at the prevailing
                                   Continued

MERCANTILE MUTUAL FUNDS, INC.

                                 May 31, 1999
                                  (Unaudited)

  exchange rate on the date of conversion. Investments in investment companies are valued at their respective net asset values as reported by such companies. The differences between cost and market values of the investments of the variable net asset value portfolios are reflected as unrealized appreciation or depreciation.

  Repurchase agreements:

  The Portfolios may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Portfolio takes possession of collateral subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed upon price and time, thereby determining the yield during the Portfolio's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period. The value of the collateral exceeds at all times the total amount of the repurchase obligation, including accrued interest. In the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. There is potential for loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. The Portfolios' investment adviser (or the sub-investment advise), acting under the supervision of the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Portfolios enter into repurchase agreements to evaluate potential risks.

  Securities transactions and investment income:

  Securities transactions are recorded on the trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income, including accretion of discount and amortization of premium on investments (where applicable), is accrued on a daily basis. Dividend income is recorded on the ex-dividend date. Realized and unrealized gains and losses are allocated based upon the relative net assets of each class of shares.

  Foreign currency translation:

  The market value of investment securities and other assets and liabilities of the Equity Index, Growth Equity and International Equity Portfolios denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

  Reported net realized foreign exchange gains or losses arise from sales and maturities of foreign securities, sales of foreign currencies, currency exchange fluctuations between the trade and settlement dates on securities transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including investments in securities, resulting from changes in exchange rates.

  Risks associated with foreign securities and currencies:

  Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

  Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available to the Equity Index, Growth Equity and International Equity Portfolios or result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

  Foreign currency exchange contracts:

  The International Equity Portfolio may enter into forward foreign currency exchange contracts ("forwards"). A forward is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward fluctuates with changes in currency exchange rates. The forward is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized appreciation or depreciation. When the forward is closed, the Portfolio records a realized gain or loss equal to the fluctuation in value during the period the forward was opened. The Portfolio could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably.

  The International Equity Portfolio may buy and sell securities denominated in currencies other than the U.S. dollar, and receive interest, dividends and sale proceeds in currencies other than the U.S. dollar. The Portfolio may from time to time enter into
                                   Continued

MERCANTILE MUTUAL FUNDS, INC.

                                 May 31, 1999
                                  (Unaudited)

  foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. The Portfolio may enter into currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or use forward currency contracts to purchase or sell foreign currencies. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

  Securities lending:

  To increase return, the Treasury Money Market, Money Market, U.S. Government Securities, Intermediate Corporate Bond, Bond Index, Government & Corporate Bond, Short-Intermediate Municipal, National Municipal Bond, Balanced, Equity Income, Equity Index, Growth & Income Equity, Growth Equity, Small Cap Equity, Small Cap Equity Index and International Equity Portfolios may, from time to time, lend portfolio securities to broker-dealers, banks or institutional borrowers of securities pursuant to agreements requiring that the loans be continuously secured by collateral equal in value to at least the market value of the securities loaned. Collateral for such loans may include cash, securities of the U.S. Government, or its agencies or instrumentalities, irrevocable letters of credit, or any combination thereof. The collateral must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the lending Portfolio. By lending its securities, a Portfolio can increase its income by continuing to receive interest or dividends on the loaned securities as well as either investing the cash collateral in short-term instruments or obtaining yield in the form of interest paid by the borrower when non-cash collateral, such as U.S. Government securities, are held by the Portfolio. Loans are subject to termination by the Portfolio or the borrower at any time. The risks to the Portfolios of lending securities are that the borrower may fail to provide additional collateral when required, or fail to return the borrowed securities when due. In addition, if cash collateral invested by a Portfolio is less than the amount required to be returned to the borrower as a result of a decrease in the value of the cash collateral investments, the Portfolio must compensate the borrower for the deficiency. At May 31, 1999, the following Portfolios had securities with the following market values on loan:

                                              Market Value of  Market Value of
   Portfolio                                    Collateral    Loaned Securities
   ---------                                  --------------- -----------------
   U.S. Government Securities Portfolio......   $15,040,896      $14,626,885
   Intermediate Corporate Bond Portfolio.....     2,377,612        2,326,839
   Bond Index Portfolio......................    65,720,780       64,361,870
   Government & Corporate Bond Portfolio.....    49,927,536       48,814,643
   Balanced Portfolio........................    21,931,780       21,439,093
   Equity Income Portfolio...................     3,082,500        3,065,712
   Equity Index Portfolio....................     1,396,710        1,376,292
   Growth & Income Equity Portfolio..........    23,617,700       22,797,188
   Growth Equity Portfolio...................     3,808,000        3,708,894
   Small Cap Equity Portfolio................    18,629,800       17,913,065
   International Equity Portfolio............     5,647,070        5,411,816

  The loaned securities were fully collateralized by cash and U.S. Government securities.

  Dividends and distributions to shareholders:

  Dividends on each share of the Portfolios are determined in the same manner, irrespective of class, except that shares of each class may bear separate fees under either a Distribution and Services Plan or an Administrative Services Plan adopted for that class and enjoy certain exclusive voting rights on matters relating to these fees. It is the policy of the Treasury Money Market, Money Market, Tax-Exempt Money Market, U.S. Government Securities, Intermediate Corporate Bond, Bond Index, Government & Corporate Bond, Short-Intermediate Municipal, Missouri Tax-Exempt Bond and National Municipal Bond Portfolios to declare dividends daily from net investment income and to pay such dividends no later than five business days after the end of each month. Net investment income for the Balanced, Equity Income, Equity Index, Growth & Income Equity and Growth Equity Portfolios is declared and paid monthly as a dividend to shareholders of record. The Small Cap Equity, Small Cap Equity Index and International Equity Portfolios declare and pay dividends from net investment income quarterly. Net realized capital gains for each Portfolio, if any, are distributed at least annually. Additional distributions of net investment income and capital gains may be made at the discretion of the Board of Directors in order to comply with certain distibution requirements of the Internal Revenue Code.

  Distributions from net investment income and from net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either
                                   Continued

MERCANTILE MUTUAL FUNDS, INC.

                                 May 31, 1999
                                  (Unaudited)

  considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

  Federal income taxes:

  It is the policy of each of the Portfolios to qualify or to continue to qualify as a regulated investment company by complying with the provisions available to registered investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

  Organization costs:

  The Portfolios bear all costs in connection with their organization, including the fees and expenses of registering and qualifying shares for distribution under federal and state securities laws. All such costs are amortized using the straight-line method over a period of five years from the date each Portfolio commenced operations: from February 10, 1997 for the Intermediate Corporate Bond Portfolio and the Bond Index Portfolio, from November 18, 1996 for the National Municipal Bond Portfolio, from February 27, 1997 for the Equity Income Portfolio, and from May 1, 1997 for the Equity Index Portfolio. As of May 31, 1999, all costs were fully amortized for the Treasury Money Market, Money Market, Tax-Exempt Money Market, U.S. Government Securities, Government & Corporate Bond, Short-Intermediate Municipal, Missouri Tax-Exempt Bond, Balanced, Growth & Income Equity, Growth Equity, Small Cap Equity and International Equity Portfolios.

  Other:

  Operating expenses of the Fund not directly attributable to a Portfolio or to any class of shares of a Portfolio are prorated among the Portfolios based on the relative net assets of each Portfolio or another appropriate basis. Operating expenses directly attributable to a Portfolio or class are charged directly to that Portfolio's or class' operations. Fees paid under either a Distribution and Services Plan or an Administrative Services Plan are borne by the specific class of shares to which such a Plan applies.

3.Shares of Common Stock

  The Fund is authorized to issue five classes of shares in each Portfolio (except as noted): Investor A Shares, Investor B Shares (except the Treasury Money Market, Tax-Exempt Money Market, Intermediate Corporate Bond, Bond Index, Short-Intermediate Municipal, Equity Index and Small Cap Equity Index Portfolios), Trust Shares, Institutional Shares (except the Tax-Exempt Money Market, Short-Intermediate Municipal, Missouri Tax-Exempt Bond and National Municipal Bond), and Trust II Shares (except the U.S. Government Securities, Intermediate Corporate Bond, Bond Index, Government & Corporate Bond, Short-Intermediate Municipal, Missouri Tax-Exempt Bond, National Municipal Bond, Balanced, Equity Income, Equity Index, Growth & Income Equity, Growth Equity, Small Cap Equity, Small Cap Equity Index and International Equity Portfolios). Investor A Shares of the variable net asset value portfolios are sold with front-end sales charges. Investor B Shares of the variable net asset value portfolios and the Money Market Portfolio may be subject to contingent deferred sales charges ("CDSC") on redemption based on the lesser of the net asset value of the shares on the redemption date or the original cost of the shares redeemed. The following table sets forth the time schedule of redemptions of Investor B Shares subject to CDSC:

                                                                   CDSC
                                                           (percentage of dollar
   Number of Years                                            amount subject
   Elapsed Since Purchase                                     to the charge)
   ----------------------                                  ---------------------
   One or less............................................         5.0%
   More than one, but less than two.......................         4.0%
   Two, but less than three...............................         3.0%
   Three, but less than four..............................         3.0%
   Four, but less than five...............................         2.0%
   Five, and up to and including six......................         1.0%
   More than six..........................................         None

  Investor B Shares of the Money Market Portfolio are available for purchase only by those investors participating in the Mercantile Asset Advisor Program or through exchanges of Investor B Shares of the variable net asset value portfolios.
                                   Continued

MERCANTILE MUTUAL FUNDS, INC.

                                 May 31, 1999
                                  (Unaudited)


  Each class of shares in a Portfolio has identical rights and privileges except with respect to the fees that may be paid by a class under either a Distribution and Services Plan or an Administrative Services Plan, expenses allocable exclusively to each class of shares, voting rights on matters affecting a single class of shares, the exchange privilege of each class of shares, and the automatic conversion of Investor B Shares of a Portfolio into Investor A Shares of that Portfolio eight years after purchase.

4.Capital Share Transactions

  As of May 31, 1999, the Fund's Articles of Incorporation authorize the Board of Directors, in its discretion, to issue up to twenty billion full and fractional shares of capital stock, $.001 par value per share, and to classify or reclassify any unissued shares of the Fund into one or more additional classes.
                                   Continued

MERCANTILE MUTUAL FUNDS, INC.

                                  May 31, 1999
                                  (Unaudited)


  Transactions in portfolio shares of the Fund were as follows:

                             Treasury Money Market                Money Market
                                   Portfolio                        Portfolio
                         ------------------------------  --------------------------------
                            For the                          For the
                         period ended       For the       period ended        For the
                            May 31,       year ended         May 31,        year ended
                             1999        November 30,         1999         November 30,
                          (Unaudited)        1998          (Unaudited)         1998
                         -------------  ---------------  ---------------  ---------------
CAPITAL TRANSACTIONS:
Investor A Shares:
 Proceeds from shares
  issued................ $  14,482,274  $    48,161,504  $   176,834,416  $   369,131,165
 Dividends reinvested...       441,001          585,498        4,760,298        8,108,346
 Cost of shares
  redeemed..............   (18,866,940)     (31,490,665)    (112,835,418)    (338,433,452)
                         -------------  ---------------  ---------------  ---------------
 Investor A capital
  transactions.......... $  (3,943,665) $    17,256,337  $    68,759,296  $    38,806,059
                         -------------  ---------------  ---------------  ---------------
Investor B Shares:
 Proceeds from shares
  issued................ $          --  $            --  $        17,728  $        28,315
 Dividends reinvested...            --               --            1,374            2,973
 Cost of shares
  redeemed..............            --               --          (36,945)         (19,653)
                         -------------  ---------------  ---------------  ---------------
 Investor B capital
  transactions.......... $          --  $            --  $       (17,843) $        11,635
                         -------------  ---------------  ---------------  ---------------
Trust Shares:
 Proceeds from shares
  issued................ $ 562,783,845  $ 1,122,533,053  $ 1,212,747,800  $ 4,791,160,032
 Dividends reinvested...     2,273,209        3,790,157       15,113,812       23,556,177
 Cost of shares
  redeemed..............  (614,486,374)  (1,089,996,912)  (1,393,723,998)  (4,484,663,869)
 Cost of shares
  exchanged to Trust II
  Class.................            --      (74,019,033)              --     (551,280,807)
                         -------------  ---------------  ---------------  ---------------
 Trust capital
  transactions.......... $ (49,429,320) $   (37,692,735) $  (165,862,386) $  (221,228,467)
                         -------------  ---------------  ---------------  ---------------
Institutional Shares:
 Proceeds from shares
  issued................ $     137,467  $       104,256  $    80,996,482  $   103,979,653
 Dividends reinvested...            --               --           71,494           90,233
 Cost of shares
  redeemed..............      (208,900)        (100,839)     (74,189,231)     (97,556,608)
                         -------------  ---------------  ---------------  ---------------
 Institutional capital
  transactions.......... $     (71,433) $         3,417  $     6,878,745  $     6,513,278
                         -------------  ---------------  ---------------  ---------------
Trust II Shares:
 Proceeds from shares
  issued................ $ 193,397,093  $    14,518,252  $   957,516,101  $    34,554,346
 Proceeds from shares
  exchanged from Trust
  Class.................            --       74,019,033               --      551,280,807
 Cost of shares
  redeemed..............  (161,719,566)     (11,538,744)    (820,434,088)     (95,815,233)
                         -------------  ---------------  ---------------  ---------------
 Trust II capital
  transactions.......... $  31,677,527  $    76,998,541  $   137,082,013  $   490,019,920
                         -------------  ---------------  ---------------  ---------------
Total net increase from
 capital transactions... $ (21,766,891) $    56,565,560  $    46,839,825  $   314,122,425
                         =============  ===============  ===============  ===============
SHARE TRANSACTIONS:
Investor A Shares:
 Issued.................    14,482,273       48,161,504      176,834,418      369,131,165
 Reinvested.............       441,001          585,498        4,760,298        8,108,346
 Redeemed...............   (18,866,940)     (31,490,665)    (112,835,418)    (338,433,452)
                         -------------  ---------------  ---------------  ---------------
 Change in Investor A
  Shares................    (3,943,666)      17,256,337       68,759,298       38,806,059
                         -------------  ---------------  ---------------  ---------------
Investor B Shares:
 Issued.................            --               --           17,728           28,315
 Reinvested.............            --               --            1,374            2,973
 Redeemed...............            --               --          (36,945)         (19,653)
                         -------------  ---------------  ---------------  ---------------
 Change in Investor B
  Shares................            --               --          (17,843)          11,635
                         -------------  ---------------  ---------------  ---------------
Trust Shares:
 Issued.................   562,783,844    1,122,533,053    1,212,747,800    4,791,160,032
 Reinvested.............     2,273,209        3,790,157       15,113,812       23,556,177
 Redeemed...............  (614,486,374)  (1,089,996,912)  (1,393,723,998)  (4,484,663,869)
 Exchanged to Trust II..            --      (74,019,033)              --     (551,280,807)
                         -------------  ---------------  ---------------  ---------------
 Change in Trust
  Shares................   (49,429,321)     (37,692,735)    (165,862,386)    (221,228,467)
                         -------------  ---------------  ---------------  ---------------
Institutional Shares:
 Issued.................       137,466          104,256       80,996,482      103,979,653
 Reinvested.............            --               --           71,494           90,233
 Redeemed...............      (208,900)        (100,839)     (74,189,231)     (97,556,608)
                         -------------  ---------------  ---------------  ---------------
 Change in Institutional
  Shares................       (71,434)           3,417        6,878,745        6,513,278
                         -------------  ---------------  ---------------  ---------------
Trust II Shares:
 Issued.................   193,397,094       14,518,252      957,516,101       34,554,346
 Exchanged from Trust...            --       74,019,033               --      551,280,807
 Redeemed...............  (161,719,566)     (11,538,744)    (820,434,088)     (95,815,233)
                         -------------  ---------------  ---------------  ---------------
 Change in Trust II
  Shares................    31,677,528       76,998,541      137,082,013      490,019,920
                         -------------  ---------------  ---------------  ---------------
Total net increase from
 share transactions.....   (21,766,893)      56,565,560       46,839,827      314,122,425
                         =============  ===============  ===============  ===============

                                   Continued

MERCANTILE MUTUAL FUNDS, INC.

                                  May 31, 1999
                                  (Unaudited)

                           Tax-Exempt Money Market     U.S. Government Securities
                                  Portfolio                     Portfolio
                         ----------------------------  ----------------------------
                            For the                       For the
                         period ended      For the     period ended      For the
                            May 31,      year ended       May 31,      year ended
                             1999       November 30,       1999       November 30,
                          (Unaudited)       1998        (Unaudited)       1998
                         -------------  -------------  -------------  -------------
CAPITAL TRANSACTIONS:
Investor A Shares:
 Proceeds from shares
  issued................ $  12,432,195  $  12,090,297  $  1,059,590   $     598,045
 Dividends reinvested...       148,544        377,754        98,648         216,677
 Cost of shares
  redeemed..............   (13,000,307)   (14,276,326)     (497,307)     (1,384,902)
                         -------------  -------------  ------------   -------------
 Investor A capital
  transactions.......... $    (419,568) $  (1,808,275) $    660,931   $    (570,180)
                         -------------  -------------  ------------   -------------
Investor B Shares:
 Proceeds from shares
  issued................ $          --  $          --  $    136,752   $      86,346
 Dividends reinvested...            --             --         3,892          13,439
 Cost of shares
  redeemed..............            --             --       (13,676)       (420,240)
                         -------------  -------------  ------------   -------------
 Investor B capital
  transactions.......... $          --  $          --  $    126,968   $    (320,455)
                         -------------  -------------  ------------   -------------
Trust Shares:
 Proceeds from shares
  issued................ $  54,794,416  $ 464,895,774  $ 18,562,475   $  30,579,477
 Dividends reinvested...       368,392        594,675       940,862       2,016,378
 Cost of shares
  redeemed..............   (56,889,396)  (449,390,916)   (9,981,906)    (12,702,582)
 Cost of shares
  exchanged to Trust II
  Class.................            --   (122,075,517)           --              --
                         -------------  -------------  ------------   -------------
 Trust capital
  transactions.......... $  (1,726,588) $(105,975,984) $  9,521,431   $  19,893,273
                         -------------  -------------  ------------   -------------
Institutional Shares:
 Proceeds from shares
  issued................ $          --  $          --  $    702,529   $     914,079
 Dividends reinvested...            --             --       149,201         350,232
 Cost of shares
  redeemed..............            --             --    (1,547,049)     (2,247,540)
                         -------------  -------------  ------------   -------------
 Institutional capital
  transactions.......... $          --  $          --  $   (695,319)  $    (983,229)
                         -------------  -------------  ------------   -------------
Trust II Shares:
 Proceeds from shares
  issued................ $ 130,307,370  $   7,223,254  $         --   $          --
 Proceeds from shares
  exchanged from Trust
  Class.................            --    122,075,517            --              --
 Cost of shares
  redeemed..............  (124,463,193)    (7,188,947)           --              --
                         -------------  -------------  ------------   -------------
 Trust II capital
  transactions.......... $   5,844,177  $ 122,109,824  $         --   $          --
                         -------------  -------------  ------------   -------------
Total net increase from
 capital transactions... $   3,698,021  $  14,325,565  $  9,614,011   $  18,019,409
                         =============  =============  ============   =============
SHARE TRANSACTIONS:
Investor A Shares:
 Issued                     12,432,196     12,090,297        99,618          55,916
 Reinvested.............       148,544        377,754         9,240          20,307
 Redeemed...............   (13,000,307)   (14,276,326)      (46,651)       (130,027)
                         -------------  -------------  ------------   -------------
 Change in Investor A
  Shares................      (419,567)    (1,808,275)       62,207         (53,804)
                         -------------  -------------  ------------   -------------
Investor B Shares:
 Issued.................            --             --        12,828           8,112
 Reinvested.............            --             --           365           1,262
 Redeemed...............            --             --        (1,275)        (39,439)
                         -------------  -------------  ------------   -------------
 Change in Investor B
  Shares................            --             --        11,918         (30,065)
                         -------------  -------------  ------------   -------------
Trust Shares:
 Issued.................    54,794,415    464,895,774     1,754,333       2,865,536
 Reinvested.............       368,392        594,675        88,122         188,932
 Redeemed...............   (56,889,396)  (449,390,916)     (935,289)     (1,185,489)
 Exchanged to Trust II..            --   (122,075,517)           --              --
                         -------------  -------------  ------------   -------------
 Change in Trust
  Shares................    (1,726,589)  (105,975,984)      907,166       1,868,979
                         -------------  -------------  ------------   -------------
Institutional Shares:
 Issued.................            --             --        66,189          85,774
 Reinvested.............            --             --        14,022          32,938
 Redeemed...............            --             --      (145,526)       (211,334)
                         -------------  -------------  ------------   -------------
 Change in Institutional
  Shares................            --             --       (65,315)        (92,622)
                         -------------  -------------  ------------   -------------
Trust II Shares:
 Issued.................   130,307,370      7,223,254            --              --
 Exchanged from Trust...            --    122,075,517            --              --
 Redeemed...............  (124,463,193)    (7,188,947)           --              --
                         -------------  -------------  ------------   -------------
 Change in Trust II
  Shares................     5,844,177    122,109,824            --              --
                         -------------  -------------  ------------   -------------
Total net increase from
 share transactions.....     3,698,021     14,325,565       915,976       1,692,488
                         =============  =============  ============   =============

                                   Continued

MERCANTILE MUTUAL FUNDS, INC.

                                  May 31, 1999
                                  (Unaudited)

                          Intermediate Corporate            Bond Index
                              Bond Portfolio                 Portfolio
                         --------------------------  --------------------------
                           For the                     For the
                         period ended    For the     period ended    For the
                           May 31,      year ended     May 31,      year ended
                             1999      November 30,      1999      November 30,
                         (Unaudited)       1998      (Unaudited)       1998
                         ------------  ------------  ------------  ------------
CAPITAL TRANSACTIONS:
Investor A Shares:
 Proceeds from shares
  issued................ $   274,784   $   126,081   $ 1,526,613   $   364,368
 Dividends reinvested...       8,758         8,954        11,044         1,014
 Cost of shares
  redeemed..............    (120,478)     (131,756)     (370,919)      (62,757)
                         -----------   -----------   -----------   -----------
 Investor A capital
  transactions.......... $   163,064   $     3,279   $ 1,166,738   $   302,625
                         -----------   -----------   -----------   -----------
Trust Shares:
 Proceeds from shares
  issued................ $14,607,591   $15,273,048   $31,802,263   $43,217,137
 Dividends reinvested...     154,447       226,772       191,448       194,002
 Cost of shares
  redeemed..............  (3,207,714)   (5,668,388)   (8,391,530)  (16,708,602)
                         -----------   -----------   -----------   -----------
 Trust capital
  transactions.......... $11,554,324   $ 9,831,432   $23,602,181   $26,702,537
                         -----------   -----------   -----------   -----------
Institutional Shares:
 Proceeds from shares
  issued................ $        --   $ 1,037,580   $16,726,616   $ 7,831,631
 Dividends reinvested...      32,283        31,339       450,734       217,713
 Cost of shares
  redeemed..............     (57,117)           --    (1,576,830)   (1,189,468)
                         -----------   -----------   -----------   -----------
 Institutional capital
  transactions.......... $   (24,834)  $ 1,068,919   $15,600,520   $ 6,859,876
                         -----------   -----------   -----------   -----------
Total net increase from
 capital transactions... $11,692,554   $10,903,630   $40,369,439   $33,865,038
                         ===========   ===========   ===========   ===========
SHARE TRANSACTIONS:
Investor A Shares:
 Issued.................      26,916        12,264       148,696        35,481
 Reinvested.............         863           883         1,082            98
 Redeemed...............     (11,735)      (12,956)      (36,408)       (6,103)
                         -----------   -----------   -----------   -----------
 Change in Investor A
  Shares................      16,044           191       113,370        29,476
                         -----------   -----------   -----------   -----------
Trust Shares:
 Issued.................   1,452,474     1,515,729     3,123,511     4,219,358
 Reinvested.............      15,245        22,405        18,667        18,881
 Redeemed...............    (318,795)     (559,371)     (820,757)   (1,627,721)
                         -----------   -----------   -----------   -----------
 Change in Trust
  Shares................   1,148,924       978,763     2,321,421     2,610,518
                         -----------   -----------   -----------   -----------
Institutional Shares:
 Issued.................          --       103,447     1,621,846       765,633
 Reinvested.............       3,178         3,075        44,032        21,111
 Redeemed...............      (5,628)           --      (153,146)     (116,316)
                         -----------   -----------   -----------   -----------
 Change in Institutional
  Shares................      (2,450)      106,522     1,512,732       670,428
                         -----------   -----------   -----------   -----------
Total net increase from
 share transactions.....   1,162,518     1,085,476     3,947,523     3,310,422
                         ===========   ===========   ===========   ===========

                                   Continued

MERCANTILE MUTUAL FUNDS, INC.

                                  May 31, 1999
                                  (Unaudited)

                          Government & Corporate        Short-Intermediate
                              Bond Portfolio            Municipal Portfolio
                         --------------------------  --------------------------
                           For the                     For the
                         period ended    For the     period ended    For the
                           May 31,      year ended     May 31,      year ended
                             1999      November 30,      1999      November 30,
                         (Unaudited)       1998      (Unaudited)       1998
                         ------------  ------------  ------------  ------------
CAPITAL TRANSACTIONS:
Investor A Shares:
 Proceeds from shares
  issued................ $    442,243  $  1,073,322  $       ---   $    91,194
 Dividends reinvested...      160,207       195,042          377           695
 Cost of shares
  redeemed..............   (1,070,775)   (1,272,958)     (18,081)      (76,439)
                         ------------  ------------  -----------   -----------
 Investor A capital
  transactions.......... $   (468,325) $     (4,594) $   (17,704)  $    15,450
                         ------------  ------------  -----------   -----------
Investor B Shares:
 Proceeds from shares
  issued................ $    303,425  $    263,150  $        --   $        --
 Dividends reinvested...       25,450        23,945           --            --
 Cost of shares
  redeemed..............     (100,977)     (192,748)          --            --
                         ------------  ------------  -----------   -----------
 Investor B capital
  transactions.......... $    227,898  $     94,347  $        --   $        --
                         ------------  ------------  -----------   -----------
Trust Shares:
 Proceeds from shares
  issued................ $  9,739,256  $ 24,828,565  $ 2,729,848   $17,180,260
 Dividends reinvested...    3,543,549     4,210,194       20,426        41,199
 Cost of shares
  redeemed..............  (10,304,454)  (29,074,053)  (3,955,260)   (5,386,222)
                         ------------  ------------  -----------   -----------
 Trust capital
  transactions.......... $  2,978,351  $    (35,294) $(1,204,986)  $11,835,237
                         ------------  ------------  -----------   -----------
Institutional Shares:
 Proceeds from shares
  issued................ $  1,299,852  $  8,543,150  $        --   $        --
 Dividends reinvested...      700,885     1,034,861           --            --
 Cost of shares
  redeemed..............  (14,801,252)   (6,380,539)          --            --
                         ------------  ------------  -----------   -----------
 Institutional capital
  transactions.......... $(12,800,515) $  3,197,472  $        --   $        --
                         ------------  ------------  -----------   -----------
Total net increase from
 capital transactions... $(10,062,591) $  3,251,931  $(1,222,690)  $11,850,687
                         ============  ============  ===========   ===========
SHARE TRANSACTIONS:
Investor A Shares:
 Issued.................       43,996       100,976           --         8,936
 Reinvested.............       15,275        18,575           37            69
 Redeemed...............     (102,694)     (121,166)      (1,752)       (7,537)
                         ------------  ------------  -----------   -----------
 Change in Investor A
  Shares................      (43,423)       (1,615)      (1,715)        1,468
                         ------------  ------------  -----------   -----------
Investor B Shares:
 Issued.................       29,284        24,974           --            --
 Reinvested.............        2,424         2,273           --            --
 Redeemed...............       (9,670)      (18,261)          --            --
                         ------------  ------------  -----------   -----------
 Change in Investor B
  Shares................       22,038         8,986           --            --
                         ------------  ------------  -----------   -----------
Trust Shares:
 Issued.................      941,310     2,368,897      267,011     1,690,577
 Reinvested.............      337,680       400,135        1,992         4,053
 Redeemed...............     (994,930)   (2,765,360)    (385,904)     (529,634)
                         ------------  ------------  -----------   -----------
 Change in Trust
  Shares................      284,060         3,672     (116,901)    1,164,996
                         ------------  ------------  -----------   -----------
Institutional Shares:
 Issued.................      124,784       812,395           --            --
 Reinvested.............       66,485        98,298           --            --
 Redeemed...............   (1,408,438)     (606,407)          --            --
                         ------------  ------------  -----------   -----------
 Change in Institutional
  Shares................   (1,217,169)      304,286           --            --
                         ------------  ------------  -----------   -----------
Total net increase from
 share transactions.....     (954,494)      315,329     (118,616)    1,166,464
                         ============  ============  ===========   ===========

                                   Continued

MERCANTILE MUTUAL FUNDS, INC.

                                  May 31, 1999
                                  (Unaudited)

                            Missouri Tax-Exempt       National Municipal Bond
                              Bond Portfolio                 Portfolio
                         --------------------------  --------------------------
                           For the                     For the
                         period ended    For the     period ended    For the
                           May 31,      year ended     May 31,      year ended
                             1999      November 30,      1999      November 30,
                         (Unaudited)       1998      (Unaudited)       1998
                         ------------  ------------  ------------  ------------
CAPITAL TRANSACTIONS:
Investor A Shares:
 Proceeds from shares
  issued................ $ 2,152,746   $  8,058,003  $  1,586,025  $  5,610,776
 Dividends reinvested...     351,138        664,422        14,747        30,349
 Cost of shares
  redeemed..............  (2,072,263)    (9,227,642)     (824,708)   (5,146,749)
                         -----------   ------------  ------------  ------------
 Investor A capital
  transactions.......... $   431,621   $   (505,217) $    776,064  $    494,376
                         -----------   ------------  ------------  ------------
Investor B Shares:
 Proceeds from shares
  issued................ $ 1,265,262   $  1,092,950  $    374,255  $    155,450
 Dividends reinvested...      34,317         40,473        13,612        28,030
 Cost of shares
  redeemed..............     (47,252)       (67,539)           --       (87,475)
                         -----------   ------------  ------------  ------------
 Investor B capital
  transactions.......... $ 1,252,327   $  1,065,884  $    387,867  $     96,005
                         -----------   ------------  ------------  ------------
Trust Shares:
 Proceeds from shares
  issued................ $16,217,029   $ 29,963,656  $ 15,142,934  $ 50,829,327
 Dividends reinvested...     140,096        293,425        43,953        66,825
 Cost of shares
  redeemed..............  (4,808,335)   (12,739,018)  (17,331,693)  (32,039,465)
                         -----------   ------------  ------------  ------------
 Trust capital
  transactions.......... $11,548,790   $ 17,518,063  $ (2,144,806) $ 18,856,687
                         -----------   ------------  ------------  ------------
Total net increase from
 capital transactions... $13,232,738   $ 18,078,730  $   (980,875) $ 19,447,068
                         ===========   ============  ============  ============
SHARE TRANSACTIONS:
Investor A Shares:
 Issued.................     179,187        670,226       156,601       546,540
 Reinvested.............      29,165         55,450         1,454         3,011
 Redeemed...............    (172,482)      (768,730)      (81,775)     (505,742)
                         -----------   ------------  ------------  ------------
 Change in Investor A
  Shares................      35,870        (43,054)       76,280        43,809
                         -----------   ------------  ------------  ------------
Investor B Shares:
 Issued.................     105,333         91,170        37,123        15,272
 Reinvested.............       2,853          3,378         1,340         2,789
 Redeemed...............      (3,938)        (5,627)           --        (8,630)
                         -----------   ------------  ------------  ------------
 Change in Investor B
  Shares................     104,248         88,921        38,463         9,431
                         -----------   ------------  ------------  ------------
Trust Shares:
 Issued.................   1,348,262      2,498,522     1,497,084     5,033,227
 Reinvested.............      11,631         24,481         4,324         6,637
 Redeemed...............    (400,010)    (1,061,071)   (1,714,332)   (3,162,200)
                         -----------   ------------  ------------  ------------
 Change in Trust
  Shares................     959,883      1,461,932      (212,924)    1,877,664
                         -----------   ------------  ------------  ------------
Total net increase from
 share transactions.....   1,100,001      1,507,799       (98,181)    1,930,904
                         ===========   ============  ============  ============

                                   Continued

MERCANTILE MUTUAL FUNDS, INC.

                                  May 31, 1999
                                  (Unaudited)

                                 Balanced                  Equity Income
                                 Portfolio                   Portfolio
                         --------------------------  --------------------------
                           For the                     For the
                         period ended    For the     period ended    For the
                           May 31,      year ended     May 31,      year ended
                             1999      November 30,      1999      November 30,
                         (Unaudited)       1998      (Unaudited)       1998
                         ------------  ------------  ------------  ------------
CAPITAL TRANSACTIONS:
Investor A Shares:
 Proceeds from shares
  issued................ $  1,242,242  $  1,952,086  $    647,563  $  1,761,480
 Dividends reinvested...      831,472     1,321,383       230,881        18,088
 Cost of shares
  redeemed..............   (1,130,528)   (2,087,639)     (518,528)     (250,017)
                         ------------  ------------  ------------  ------------
 Investor A capital
  transactions.......... $    943,186  $  1,185,830  $    359,916  $  1,529,551
                         ------------  ------------  ------------  ------------
Investor B Shares:
 Proceeds from shares
  issued................ $  1,029,800  $    896,972  $    370,394  $    390,433
 Dividends reinvested...       62,385        63,058        90,830        11,692
 Cost of shares
  redeemed..............      (75,925)     (168,036)      (84,516)       (1,176)
                         ------------  ------------  ------------  ------------
 Investor B capital
  transactions.......... $  1,016,260  $    791,994  $    376,708  $    400,949
                         ------------  ------------  ------------  ------------
Trust Shares:
 Proceeds from shares
  issued................ $  4,993,099  $  5,005,922  $ 25,391,357  $ 20,648,865
 Dividends reinvested...    3,120,789     6,833,201     8,127,396       716,518
 Cost of shares
  redeemed..............   (8,490,792)  (20,235,380)  (22,258,839)  (26,119,236)
                         ------------  ------------  ------------  ------------
 Trust capital
  transactions.......... $   (376,904) $ (8,396,257) $ 11,259,914  $ (4,753,853)
                         ------------  ------------  ------------  ------------
Institutional Shares:
 Proceeds from shares
  issued................ $  8,699,296  $ 20,666,805  $     81,762  $     32,901
 Dividends reinvested...    5,703,688     8,365,996         8,581           354
 Cost of shares
  redeemed..............  (15,991,554)  (16,796,846)      (12,902)         (689)
                         ------------  ------------  ------------  ------------
 Institutional capital
  transactions.......... $ (1,588,570) $ 12,235,955  $     77,441  $     32,566
                         ------------  ------------  ------------  ------------
Total net increase from
 capital transactions... $     (6,028) $  5,817,522  $ 12,073,979  $ (2,790,787)
                         ============  ============  ============  ============
SHARE TRANSACTIONS:
Investor A Shares:
 Issued.................      102,216       155,857        79,438       174,550
 Reinvested.............       70,918       110,135        29,505         1,867
 Redeemed...............      (93,333)     (170,222)      (64,805)      (24,476)
                         ------------  ------------  ------------  ------------
 Change in Investor A
  Shares................       79,801        95,770        44,138       151,941
                         ------------  ------------  ------------  ------------
Investor B Shares:
 Issued.................       85,716        71,467        45,196        38,340
 Reinvested.............        5,385         5,311        11,632         1,215
 Redeemed...............       (6,249)      (13,695)      (10,303)         (120)
                         ------------  ------------  ------------  ------------
 Change in Investor B
  Shares................       84,852        63,083        46,525        39,435
                         ------------  ------------  ------------  ------------
Trust Shares:
 Issued.................      407,069       405,688     4,144,579     2,045,276
 Reinvested.............      265,737       569,093     1,038,563        74,222
 Redeemed...............     (702,124)   (1,602,992)   (2,760,810)   (2,609,855)
                         ------------  ------------  ------------  ------------
 Change in Trust
  Shares................      (29,318)     (628,211)    2,422,332      (490,357)
                         ------------  ------------  ------------  ------------
Institutional Shares:
 Issued.................      716,944     1,641,322         9,884         3,338
 Reinvested.............      488,264       699,538         1,096            37
 Redeemed...............   (1,319,654)   (1,366,437)       (1,514)          (63)
                         ------------  ------------  ------------  ------------
 Change in Institutional
  Shares................     (114,446)      974,423         9,466         3,312
                         ------------  ------------  ------------  ------------
Total net increase from
 share transactions.....       20,889       505,065     2,522,461      (295,669)
                         ============  ============  ============  ============

                                   Continued

MERCANTILE MUTUAL FUNDS, INC.

                                  May 31, 1999
                                  (Unaudited)

                               Equity Index           Growth & Income Equity
                                 Portfolio                   Portfolio
                         --------------------------  --------------------------
                           For the                     For the
                         period ended    For the     period ended    For the
                           May 31,      year ended     May 31,      year ended
                             1999      November 30,      1999      November 30,
                         (Unaudited)       1998      (Unaudited)       1998
                         ------------  ------------  ------------  ------------
CAPITAL TRANSACTIONS:
Investor A Shares:
 Proceeds from shares
  issued................ $ 1,691,226   $ 1,026,183   $  4,010,633  $  8,253,738
 Dividends reinvested...      12,903         3,332      3,761,101     7,873,832
 Cost of shares
  redeemed..............    (137,211)     (421,139)    (6,127,020)   (9,602,068)
                         -----------   -----------   ------------  ------------
 Investor A capital
  transactions.......... $ 1,566,918   $   608,376   $  1,644,714  $  6,525,502
                         -----------   -----------   ------------  ------------
Investor B Shares:
 Proceeds from shares
  issued................ $        --   $        --   $  1,123,267  $  3,007,678
 Dividends reinvested...          --            --        655,139     1,071,581
 Cost of shares
  redeemed..............          --            --     (1,147,129)     (863,083)
                         -----------   -----------   ------------  ------------
 Investor B capital
  transactions.......... $        --   $        --   $    631,277  $  3,216,176
                         -----------   -----------   ------------  ------------
Trust Shares:
 Proceeds from shares
  issued................ $ 8,311,554   $11,679,817   $ 41,877,100  $ 33,917,244
 Dividends reinvested...     735,748       429,831     15,679,552    32,021,641
 Cost of shares
  redeemed..............  (1,604,467)   (1,325,214)   (85,522,672)  (61,216,142)
                         -----------   -----------   ------------  ------------
 Trust capital
  transactions.......... $ 7,442,835   $10,784,434   $(27,966,020) $  4,722,743
                         -----------   -----------   ------------  ------------
Institutional Shares:
 Proceeds from shares
  issued................ $21,228,826   $12,290,722   $ 10,481,145  $ 23,093,110
 Dividends reinvested...     170,704        36,633      8,521,326    16,261,081
 Cost of shares
  redeemed..............  (3,299,856)   (2,130,758)   (15,555,904)  (16,890,600)
                         -----------   -----------   ------------  ------------
 Institutional capital
  transactions.......... $18,099,674   $10,196,597   $  3,446,567  $ 22,463,591
                         -----------   -----------   ------------  ------------
Total net increase from
 capital transactions... $27,109,427   $21,589,407   $(22,243,462) $ 36,928,012
                         ===========   ===========   ============  ============
SHARE TRANSACTIONS:
Investor A Shares:
 Issued.................     106,231        76,360        216,019       436,393
 Reinvested.............         901           257        216,091       439,721
 Redeemed...............      (8,507)      (31,001)      (323,353)     (517,451)
                         -----------   -----------   ------------  ------------
 Change in Investor A
  Shares................      98,625        45,616        108,757       358,663
                         -----------   -----------   ------------  ------------
Investor B Shares:
 Issued.................          --            --         60,515       162,335
 Reinvested.............          --            --         38,221        60,550
 Redeemed...............          --            --        (61,512)      (47,550)
                         -----------   -----------   ------------  ------------
 Change in Investor B
  Shares................          --            --         37,224       175,335
                         -----------   -----------   ------------  ------------
Trust Shares:
 Issued.................     530,273       855,554      3,483,084     1,839,159
 Reinvested.............      51,127        33,350        896,173     1,779,849
 Redeemed...............    (102,705)      (98,535)    (4,515,740)   (3,254,921)
                         -----------   -----------   ------------  ------------
 Change in Trust
  Shares................     478,695       790,369       (136,483)      364,087
                         -----------   -----------   ------------  ------------
Institutional Shares:
 Issued.................   1,374,337       902,102        558,501     1,227,134
 Reinvested.............      11,834         2,765        489,301       908,077
 Redeemed...............    (214,189)     (152,943)      (824,915)     (915,773)
                         -----------   -----------   ------------  ------------
 Change in Institutional
  Shares................   1,171,982       751,924        222,887     1,219,438
                         -----------   -----------   ------------  ------------
Total net increase from
 share transactions.....   1,749,302     1,587,909        232,385     2,117,523
                         ===========   ===========   ============  ============

                                   Continued

MERCANTILE MUTUAL FUNDS, INC.

                                  May 31, 1999
                                  (Unaudited)

                               Growth Equity             Small Cap Equity
                                 Portfolio                   Portfolio
                         --------------------------  --------------------------
                           For the                     For the
                         period ended    For the     period ended    For the
                           May 31,      year ended     May 31,      year ended
                             1999      November 30,      1999      November 30,
                         (Unaudited)       1998      (Unaudited)       1998
                         ------------  ------------  ------------  ------------
CAPITAL TRANSACTIONS:
Investor A Shares:
 Proceeds from shares
  issued................ $  3,475,686  $  1,408,296  $    589,685  $ 62,836,410
 Dividends reinvested...      435,801           670        48,002     1,205,204
 Cost of shares
  redeemed..............   (1,592,111)     (851,631)   (3,772,601)  (63,487,066)
                         ------------  ------------  ------------  ------------
 Investor A capital
  transactions.......... $  2,319,376  $    557,335  $ (3,134,914) $    554,548
                         ------------  ------------  ------------  ------------
Investor B Shares:
 Proceeds from shares
  issued................ $  1,191,408  $    233,145  $     52,893  $    270,135
 Dividends reinvested...       23,329            --         5,404       121,308
 Cost of shares
  redeemed..............      (40,140)         (672)     (263,848)     (238,491)
                         ------------  ------------  ------------  ------------
 Investor B capital
  transactions.......... $  1,174,597  $    232,473  $   (205,551) $    152,952
                         ------------  ------------  ------------  ------------
Trust Shares:
 Proceeds from shares
  issued................ $  8,171,079  $ 30,607,289  $  2,943,225  $ 33,509,356
 Dividends reinvested...    3,160,252         3,491       459,050    14,925,021
 Cost of shares
  redeemed..............  (13,517,290)  (30,091,260)  (38,648,000)  (84,328,666)
                         ------------  ------------  ------------  ------------
 Trust capital
  transactions.......... $ (2,185,959) $    519,520  $(35,245,725) $(35,894,289)
                         ------------  ------------  ------------  ------------
Institutional Shares:
 Proceeds from shares
  issued................ $    321,202  $  7,252,607  $  1,270,020  $  6,699,479
 Dividends reinvested...      789,128         2,352       108,100     2,804,840
 Cost of shares
  redeemed..............   (8,454,830)     (605,305)  (18,266,286)  (11,894,695)
                         ------------  ------------  ------------  ------------
 Institutional capital
  transactions.......... $ (7,344,500) $  6,649,654  $(16,888,166) $ (2,390,376)
                         ------------  ------------  ------------  ------------
Total net increase from
 capital transactions... $ (6,036,486) $  7,958,982  $(55,474,356) $(37,577,165)
                         ============  ============  ============  ============
SHARE TRANSACTIONS:
Investor A Shares:
 Issued.................      172,998        76,996        48,404     4,479,389
 Reinvested.............       24,606            40         4,185        86,209
 Redeemed...............      (81,227)      (47,765)     (306,950)   (4,532,914)
                         ------------  ------------  ------------  ------------
 Change in Investor A
  Shares................      116,377        29,271      (254,361)       32,684
                         ------------  ------------  ------------  ------------
Investor B Shares:
 Issued.................       59,513        12,745         4,316        19,015
 Reinvested.............        1,326            --           485         8,861
 Redeemed...............       (2,054)          (12)      (22,078)      (18,329)
                         ------------  ------------  ------------  ------------
 Change in Investor B
  Shares................       58,785        12,733       (17,277)        9,547
                         ------------  ------------  ------------  ------------
Trust Shares:
 Issued.................    1,022,246     1,790,724       233,350     2,367,416
 Reinvested.............      177,900           209        39,505     1,057,013
 Redeemed...............     (674,119)   (1,667,394)   (3,114,521)   (6,589,617)
                         ------------  ------------  ------------  ------------
 Change in Trust
  Shares................      526,027       123,539    (2,841,666)   (3,165,188)
                         ------------  ------------  ------------  ------------
Institutional Shares:
 Issued.................       16,517       420,420       104,746       497,497
 Reinvested.............       44,583           141         9,458       201,352
 Redeemed...............     (437,833)      (32,897)   (1,458,090)     (875,928)
                         ------------  ------------  ------------  ------------
 Change in Institutional
  Shares................     (376,733)      387,664    (1,343,886)     (177,079)
                         ------------  ------------  ------------  ------------
Total net increase from
 share transactions.....      324,456       553,207    (4,457,190)   (3,300,036)
                         ============  ============  ============  ============

                                   Continued

MERCANTILE MUTUAL FUNDS, INC.

                                  May 31, 1999
                                  (Unaudited)

                             Small Cap Equity Index   International Equity
                                   Portfolio                Portfolio
                             ---------------------- --------------------------
                                  December 30,        For the
                                    1998 to         period ended    For the
                                    May 31,           May 31,      year ended
                                    1999(a)             1999      November 30,
                                  (Unaudited)       (Unaudited)       1998
                             ---------------------- ------------  ------------
CAPITAL TRANSACTIONS:
Investor A Shares:
 Proceeds from shares
  issued....................      $    123,197      $   160,018   $   669,346
 Dividends reinvested.......                 6          177,711       115,278
 Cost of shares redeemed....           (10,476)        (432,949)     (793,880)
                                  ------------      -----------   -----------
 Investor A capital
  transactions..............      $    112,727      $   (95,220)  $    (9,256)
                                  ------------      -----------   -----------
Investor B Shares:
 Proceeds from shares
  issued....................      $         --      $    60,906   $    82,490
 Dividends reinvested.......                --           34,541        21,431
 Cost of shares redeemed....                --          (87,412)     (103,597)
                                  ------------      -----------   -----------
 Investor B capital
  transactions..............      $         --      $     8,035   $       324
                                  ------------      -----------   -----------
Trust Shares:
 Proceeds from shares
  issued....................      $ 12,411,897      $ 2,122,835   $ 9,713,711
 Dividends reinvested.......            12,647        1,848,891     1,287,283
 Cost of shares redeemed....           (71,937)      (5,060,201)  (11,380,648)
                                  ------------      -----------   -----------
 Trust capital
  transactions..............      $ 12,352,607      $(1,088,475)  $  (379,654)
                                  ------------      -----------   -----------
Institutional Shares:
 Proceeds from shares
  issued....................      $ 28,213,236      $ 1,566,380   $ 1,608,783
 Dividends reinvested.......             5,933          480,175       284,724
 Cost of shares redeemed....       (12,081,566)      (1,219,237)   (1,367,826)
                                  ------------      -----------   -----------
 Institutional capital
  transactions..............      $ 16,137,603      $   827,318   $   525,681
                                  ------------      -----------   -----------
Total net increase from
 capital transactions.......      $ 28,602,937      $  (348,342)  $   137,095
                                  ============      ===========   ===========
SHARE TRANSACTIONS:
Investor A Shares:
 Issued.....................            12,552           12,250        53,156
 Reinvested.................                 1           14,493         9,678
 Redeemed...................            (1,038)         (33,374)      (63,267)
                                  ------------      -----------   -----------
 Change in Investor A
  Shares....................            11,515           (6,631)         (433)
                                  ------------      -----------   -----------
Investor B Shares:
 Issued.....................                --            4,757         6,571
 Reinvested.................                --            2,891         1,838
 Redeemed...................                --           (6,852)       (8,070)
                                  ------------      -----------   -----------
 Change in Investor B
  Shares....................                --              796           339
                                  ------------      -----------   -----------
Trust Shares:
 Issued.....................         1,333,953          160,430       735,639
 Reinvested.................             1,376          149,251       106,889
 Redeemed...................            (7,429)        (382,366)     (867,651)
                                  ------------      -----------   -----------
 Change in Trust Shares.....         1,327,900          (72,685)      (25,123)
                                  ------------      -----------   -----------
Institutional Shares:
 Issued.....................         2,855,262          119,205       123,011
 Reinvested.................               646           39,222        23,946
 Redeemed...................        (1,295,405)         (93,700)     (106,702)
                                  ------------      -----------   -----------
 Change in Institutional
  Shares....................         1,560,503           64,727        40,255
                                  ------------      -----------   -----------
Total net increase from
 share transactions.........         2,899,918          (13,793)       15,038
                                  ============      ===========   ===========

(a) Period from commencement of operations.
                                   Continued

MERCANTILE MUTUAL FUNDS, INC.

                                 May 31, 1999
                                  (Unaudited)

5.Purchases and Sales of Investment Securities

  Purchases and sales of securities (excluding short-term securities) during the period ended May 31, 1999 were as follows (amounts in thousands):

                                                              Purchases  Sales
                                                              --------- -------
   U.S. Government Securities................................  $18,224  $10,518
   Intermediate Corporate Bond...............................   14,037    1,796
   Bond Index................................................   49,944   12,163
   Government & Corporate Bond...............................   48,170   56,801
   Short-Intermediate Municipal..............................       --      380
   Missouri Tax-Exempt Bond..................................   13,638      160
   National Municipal Bond...................................       --    4,388
   Balanced..................................................   23,344   30,484
   Equity Income.............................................   68,444   79,463
   Equity Index..............................................   37,274   17,411
   Growth & Income Equity....................................  185,700  251,906
   Growth Equity.............................................    9,248   19,522
   Small Cap Equity..........................................   42,865   86,011
   Small Cap Equity Index....................................   32,093    3,333
   International Equity......................................   33,382   32,877

6.Related Party Transactions

  Investment advisory services are provided to the Fund by Mississippi Valley Advisors Inc. ("MVA"), a wholly-owned subsidiary of Mercantile Bank National Association ("Mercantile"), which in turn is a wholly-owned subsidiary of Mercantile Bancorporation Inc. Under the terms of the investment advisory agreement, MVA is entitled to receive fees from each Portfolio based on a percentage of the average daily net assets of that Portfolio. Mercantile serves as custodian for the Fund. Under the terms of the custodian agreement, Mercantile receives fees computed on the average daily net assets of each Portfolio at an annual rate of 0.02% for the Treasury Money Market, Money Market and Tax-Exempt Money Market Portfolios and at 0.05% for the U.S. Government Securities, Intermediate Corporate Bond, Bond Index, Government & Corporate Bond, Short-Intermediate Municipal, Missouri Tax-Exempt Bond, National Municipal Bond, Balanced, Equity Income, Equity Index, Growth & Income Equity, Growth Equity, Small Cap Equity and Small Cap Equity Index Portfolios and at 0.19% of the first $50 million of the International Equity Portfolio's average daily net assets, 0.175% of the next $50 million of average daily net assets, 0.15% of the next $150 million of average daily net assets, and 0.125% of average daily net assets over $250 million.

  BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS") is an Ohio limited partnership. BISYS Fund Services Ohio, Inc. ("BISYS Ohio") and BISYS are subsidiaries of The BISYS Group, Inc.

  BISYS Ohio, with whom certain officers of the Fund are affiliated, serves the Fund as administrator. Such officers are paid no fees directly by the Portfolios for serving as officers of the Fund. Under the terms of the administration agreement, BISYS Ohio receives fees computed at an annual rate of 0.20% (0.10% for the Tax-Exempt Money Market Portfolio) of the average daily net assets of each Portfolio. BISYS Ohio also serves as transfer agent to the Fund. BISYS serves as the Fund's distributor and is entitled to receive commissions on sales of Investor A Shares and Investor B Shares of the variable net asset value portfolios. For the period ended May 31, 1999, BISYS received approximately $318,751 from commissions earned on sales of Investor A Shares and $219,091 from commissions earned on redemptions of Investor B Shares. BISYS reallowed $493,063 to dealers of the Fund's shares.

  With respect to Investor A Shares of the Portfolios, the Fund has adopted a Distribution and Services Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Portfolio may pay (i) up to an annual rate of 0.10% of the average daily net assets of each Portfolio's outstanding Investor A Shares to BISYS or another organization for distribution services performed and expenses assumed relating to the Portfolio's Investor A Shares and (ii) up to an annual rate of 0.20% (0.15% for the money market portfolios) of the average daily net assets of each Portfolio's outstanding Investor A Shares to broker-dealers and other organizations for shareholder administrative services provided pursuant to servicing agreements under the Plan.

  Similarly, with respect to Investor B Shares, the Fund has adopted a Distribution and Services Plan (the "Plan B") pursuant to Rule 12b-1 under the 1940 Act. Under Plan B, a Portfolio may pay (i) up to an annual rate of 0.75% of the average daily net
                                   Continued

MERCANTILE MUTUAL FUNDS, INC.

                                 May 31, 1999
                                  (Unaudited)

  assets of the Portfolio's outstanding Investor B Shares to BISYS or another organization for distribution services performed and expenses assumed relating to the Portfolio's Investor B Shares and (ii) up to an annual rate of 0.25% of the average daily net assets of the Portfolio's Investor B Shares to broker-dealers and other organizations for shareholder administrative services provided pursuant to servicing agreements under Plan B.

  With respect to Trust and Institutional Shares of the Portfolios, the Fund has adopted separate Administrative Services Plans pursuant to which a Portfolio may pay banks and other financial institutions, which have agreed to provide certain shareholder administrative services for their clients or account holders, servicing fees of up to an annual rate of 0.30% (0.25% for the money market portfolios) of the average daily net assets of the Portfolio's outstanding Trust or Institutional Shares, respectively.

  Fees may be voluntarily reduced to assist the Portfolios in maintaining competitive expense ratios. Information regarding fee reduction transactions is as follows for the period ended May 31, 1999:

                                                                   Administrative
                                                                      Services
                             Investment Advisory   Administration  Fees -- Trust    Custody
                                     Fees               Fees           Shares         Fees
                             --------------------- --------------- --------------- ----------
                               Annual
                             fee before
                             voluntary  Voluntary     Voluntary       Voluntary    Voluntary
                                fee        Fee           Fee             Fee          Fee
                             reductions Reductions   Reductions      Reductions    Reductions
                             ---------- ---------- --------------- --------------- ----------
   Treasury Money Market
    Portfolio..............    0.40%     $ 83,775     $151,817        $     --      $    --
   Money Market Portfolio..    0.40%      386,400      718,626              --           --
   Tax-Exempt Money Market
    Portfolio..............    0.40%       46,458           --              --           --
   U.S. Government
    Securities Portfolio...    0.45%           --       55,438         150,119        3,657
   Intermediate Corporate
    Bond Portfolio.........    0.55%           --       29,757          87,029           --
   Bond Index Portfolio....    0.30%           --       95,904         259,748           --
   Government & Corporate
    Bond Portfolio.........    0.45%           --       94,983         262,115        6,148
   Short-Intermediate
    Municipal Portfolio....    0.55%           --       20,692          62,045           --
   Missouri Tax-Exempt Bond
    Portfolio..............    0.45%           --       63,218         149,550        4,248
   National Municipal Bond
    Portfolio..............    0.55%           --      190,260         567,361        6,322
   Balanced Portfolio......    0.75%           --       61,414          62,444           --
   Equity Income
    Portfolio..............    0.75%           --       54,572         160,013           --
   Equity Index Portfolio..    0.30%           --       41,974          87,169           --
   Growth & Income Equity
    Portfolio..............    0.55%           --      246,158         482,399       32,404
   Growth Equity
    Portfolio..............    0.75%           --       50,764         139,616           --
   Small Cap Equity
    Portfolio..............    0.75%           --       70,230         173,683        4,182
   Small Cap Equity Index
    Portfolio..............    0.40%       16,076       10,004          11,111           --
   International Equity
    Portfolio..............    1.00%           --       35,782          89,007       25,776

  Additionally, BISYS voluntarily waived distribution and services fees for Investor A Shares in the amount of $5 for the Short-Intermediate Municipal Portfolio, $11,807 for the Missouri Tax-Exempt Bond Portfolio and $802 for the National Municipal Bond Portfolio.
                                   Continued

MERCANTILE MUTUAL FUNDS, INC.

                           May 31, 1999 (Unaudited)


7.Concentration of Credit Risk

  The Missouri Tax-Exempt Bond Portfolio invests a substantial proportion of its assets in Municipal Obligations issued by the State of Missouri and its political subdivisions, agencies and public authorities. The Portfolio is more susceptible to factors adversely affecting issuers of Missouri Municipal Obligations than a portfolio that is not concentrated in these issuers to the same extent.

  The Tax-Exempt Money Market Portfolio, Short-Intermediate Municipal Portfolio, Missouri Tax-Exempt Bond Portfolio and National Municipal Bond Portfolio had the following concentrations by municipal funding source at May 31, 1999 (as a percentage of total investments):

                                                             Missouri
                                                   Short-      Tax-    National
                                    Tax-Exempt  Intermediate  Exempt   Municipal
                                   Money Market  Municipal     Bond      Bond
                                    Portfolio    Portfolio   Portfolio Portfolio
                                   ------------ ------------ --------- ---------
 Airport..........................      7.35%          --         --        --
 Commercial Paper.................      4.86%          --         --        --
 Development......................      8.14%          --       0.55%       --
 Education........................        --         1.26%      4.42%     2.27%
 Facilities.......................        --         6.08%      6.55%     2.06%
 General..........................        --           --         --      2.79%
 General Obligation...............     16.95%       32.87%     16.75%    45.79%
 Higher Education.................      7.24%        4.95%      7.75%     3.98%
 Investment Companies.............      0.81%        3.18%      6.29%     0.84%
 Medical..........................     14.03%        7.34%     23.28%     5.54%
 Multifamily Housing..............        --           --       1.79%       --
 Nursing Homes....................        --           --       0.68%       --
 Pollution Control................     34.15%          --       5.99%     2.87%
 Power............................        --         2.75%      1.58%     4.35%
 School District..................      1.74%       21.12%     14.09%     9.94%
 Single Family Housing............        --           --       0.70%     0.28%
 Student Loan.....................        --           --       0.79%       --
 Transportation...................      1.24%       12.17%        --      7.16%
 Utilities........................      1.11%        4.68%      1.63%     9.54%
 Water............................      2.38%        3.60%      7.16%     2.59%
                                      ------       ------     ------    ------
                                      100.00%      100.00%    100.00%   100.00%
                                      ======       ======     ======    ======

-------------
 BULK RATE
U.S. POSTAGE
   PAID
LANCASTER, PA
 PERMIT 1793
-------------


                                                              INVESTMENT ADVISER
                                                Mississippi Valley Advisors Inc.
                                                           One Mercantile Center
                                                    Seventh & Washington Streets
                                                       St. Louis, Missouri 63101

                                                                     DISTRIBUTOR
                                                             BISYS Fund Services
                                                               3435 Stelzer Road
                                                      Columbus, Ohio  43219-3035

                                                                        AUDITORS
                                                                            KPMG
                                                            Two Nationwide Plaza
                                                           Columbus, Ohio  43215

                                                                   LEGAL COUNSEL
                                                      Drinker Biddle & Reath LLP
                                                                One Logan Square
                                                           18th & Cherry Streets
                                          Philadelphia, Pennsylvania  19103-6996

                                                                  TRANSFER AGENT
                                                  BISYS Fund Services Ohio, Inc.
                                                               3435 Stelzer Road
                                                       Columbus, Ohio 43219-3035

This report is submitted for the general information of the shareholders of the Mercantile Mutual Funds, Inc. It is not authorized for distribution to prospective investors unless accompanied or preceded by effective prospectuses for the Funds, which contain information concerning the Funds' investment policies and expenses as well as other pertinent information.


                                                               7/99

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